Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$632	$527,132
3.38%, 03/01/41 (Call 09/01/40)	449	327,546
4.65%, 10/01/28 (Call 07/01/28)	1,233	1,201,682
4.75%, 03/30/30 (Call 12/30/29)	990	961,228
5.38%, 06/15/33 (Call 03/15/33)	583	576,622
5.40%, 10/01/48 (Call 04/01/48)	921	853,781
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	968	828,334
2.60%, 08/01/31 (Call 05/01/31)	1,310	1,100,195
4.20%, 06/01/30 (Call 03/01/30)	1,012	958,470
Omnicom Group Inc./Omnicom Capital Inc.,
3.60%, 04/15/26 (Call 01/15/26)	2,350	2,278,215
		9,613,205
Aerospace & Defense — 1.8%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(a)	1,475	1,405,651
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	960	789,104
BAE Systems Finance Inc., 7.50%, 07/01/27(a)	970	1,027,476
BAE Systems Holdings Inc.
3.85%, 12/15/25 (Call 09/15/25)(a)	1,054	1,026,908
4.75%, 10/07/44(a)	533	475,349
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(a)	1,500	1,210,789
3.00%, 09/15/50 (Call 03/15/50)(a)	485	314,160
3.40%, 04/15/30 (Call 01/15/30)(a)	1,835	1,653,160
5.00%, 03/26/27 (Call 02/26/27)(a)	1,195	1,184,282
5.13%, 03/26/29 (Call 02/26/29)(a)	1,190	1,180,424
5.25%, 03/26/31 (Call 02/26/31)(a)	280	277,567
5.30%, 03/26/34 (Call 12/26/33)(a)	1,145	1,128,022
5.50%, 03/26/54 (Call 09/26/53)(a)	1,505	1,465,463
5.80%, 10/11/41(a)	672	678,104
Boeing Co. (The)
2.20%, 02/04/26 (Call 06/11/24)	6,755	6,339,763
2.25%, 06/15/26 (Call 03/15/26)(b)	811	752,750
2.60%, 10/30/25 (Call 07/30/25)(b)	855	815,028
2.70%, 02/01/27 (Call 12/01/26)	1,510	1,385,793
2.75%, 02/01/26 (Call 01/01/26)	1,530	1,447,906
2.80%, 03/01/27 (Call 12/01/26)	607	556,910
2.95%, 02/01/30 (Call 11/01/29)	700	594,804
3.10%, 05/01/26 (Call 03/01/26)	1,134	1,074,714
3.20%, 03/01/29 (Call 12/01/28)	1,360	1,195,255
3.25%, 02/01/28 (Call 12/01/27)	1,122	1,022,354
3.25%, 03/01/28 (Call 12/01/27)	662	600,980
3.25%, 02/01/35 (Call 11/01/34)	991	748,585
3.30%, 03/01/35 (Call 09/01/34)	418	320,702
3.38%, 06/15/46 (Call 12/15/45)(b)	730	461,329
3.45%, 11/01/28 (Call 08/01/28)(b)	632	569,525
3.50%, 03/01/39 (Call 09/01/38)	541	383,144
3.50%, 03/01/45 (Call 09/01/44)	529	340,857
3.55%, 03/01/38 (Call 09/01/37)	640	461,013
3.60%, 05/01/34 (Call 02/01/34)	1,223	974,095
3.63%, 02/01/31 (Call 11/01/30)	1,585	1,378,176
3.63%, 03/01/48 (Call 09/01/47)	553	353,255
3.65%, 03/01/47 (Call 09/01/46)(b)	470	307,120
3.75%, 02/01/50 (Call 08/01/49)(b)	1,718	1,117,409
3.83%, 03/01/59 (Call 09/01/58)	299	191,654
3.85%, 11/01/48 (Call 05/01/48)	511	339,449
3.90%, 05/01/49 (Call 11/01/48)	1,157	774,691
Security	Par (000)	Value

Aerospace & Defense (continued)
3.95%, 08/01/59 (Call 02/01/59)	$1,402	$880,371
5.04%, 05/01/27 (Call 03/01/27)	2,790	2,726,682
5.15%, 05/01/30 (Call 02/01/30)	5,155	4,918,520
5.71%, 05/01/40 (Call 11/01/39)	3,905	3,588,242
5.81%, 05/01/50 (Call 11/01/49)	6,794	6,083,554
5.88%, 02/15/40	660	614,163
5.93%, 05/01/60 (Call 11/01/59)	4,527	3,992,965
6.13%, 02/15/33	644	642,121
6.26%, 05/01/27 (Call 04/01/27)(a)(b)	1,025	1,031,802
6.30%, 05/01/29 (Call 04/01/29)(a)	2,775	2,797,490
6.39%, 05/01/31 (Call 03/01/31)(a)	2,330	2,356,929
6.53%, 05/01/34 (Call 02/01/34)(a)	1,330	1,348,511
6.63%, 02/15/38(b)	487	497,591
6.86%, 05/01/54 (Call 11/01/53)(a)	2,485	2,520,343
6.88%, 03/15/39	783	805,652
7.01%, 05/01/64 (Call 11/01/63)(a)	1,280	1,291,053
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	845	806,212
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	435	422,886
4.42%, 11/15/35(b)	1,615	1,484,895
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	1,262	1,166,845
2.13%, 08/15/26 (Call 05/15/26)	121	113,477
2.25%, 06/01/31 (Call 03/01/31)(b)	695	583,260
2.63%, 11/15/27 (Call 08/15/27)	695	644,203
2.85%, 06/01/41 (Call 12/01/40)	800	575,487
3.50%, 04/01/27 (Call 02/01/27)	1,108	1,064,555
3.60%, 11/15/42 (Call 05/15/42)	434	342,714
3.63%, 04/01/30 (Call 01/01/30)	1,357	1,262,807
3.75%, 05/15/28 (Call 02/15/28)	1,606	1,541,909
4.25%, 04/01/40 (Call 10/01/39)	1,027	903,671
4.25%, 04/01/50 (Call 10/01/49)	1,180	990,164
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	370	311,452
4.50%, 03/11/44	485	426,001
5.88%, 01/14/38	675	697,784
6.15%, 08/07/37(b)	620	649,888
6.75%, 03/15/32	610	665,898
6.88%, 01/10/39	1,200	1,370,674
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)(b)	630	628,361
5.35%, 08/01/33 (Call 05/01/33)(b)	765	758,219
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	455	436,662
4.95%, 08/15/25 (Call 05/15/25)	355	350,490
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	655	590,543
5.90%, 02/01/27	455	459,831
5.95%, 02/01/37(b)	780	797,867
6.75%, 01/15/28	420	437,378
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	1,153	926,034
2.90%, 12/15/29 (Call 09/15/29)	1,101	974,766
3.85%, 12/15/26 (Call 09/15/26)	1,122	1,081,846
4.40%, 06/15/28 (Call 03/15/28)	2,776	2,685,836
4.85%, 04/27/35 (Call 10/27/34)	632	595,589
5.05%, 06/01/29 (Call 05/01/29)	600	593,437
5.05%, 04/27/45 (Call 10/27/44)	594	549,362
5.25%, 06/01/31 (Call 04/01/31)	515	509,593

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.35%, 06/01/34 (Call 03/01/34)	$710	$700,796
5.40%, 01/15/27	1,570	1,574,648
5.40%, 07/31/33 (Call 04/30/33)	1,850	1,834,925
5.60%, 07/31/53 (Call 01/31/53)	430	426,150
6.15%, 12/15/40	431	450,986
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	965	804,781
2.80%, 06/15/50 (Call 12/15/49)	1,431	911,470
3.55%, 01/15/26 (Call 10/15/25)	1,376	1,341,070
3.60%, 03/01/35 (Call 09/01/34)	669	583,594
3.80%, 03/01/45 (Call 09/01/44)	1,584	1,256,651
3.90%, 06/15/32 (Call 03/15/32)	1,210	1,120,516
4.07%, 12/15/42	1,880	1,581,713
4.09%, 09/15/52 (Call 03/15/52)	1,716	1,376,370
4.15%, 06/15/53 (Call 12/15/52)	1,255	1,013,070
4.30%, 06/15/62 (Call 12/15/61)	994	801,780
4.45%, 05/15/28 (Call 04/15/28)	783	769,617
4.50%, 02/15/29 (Call 01/15/29)	680	666,943
4.50%, 05/15/36 (Call 11/15/35)	802	746,487
4.70%, 05/15/46 (Call 11/15/45)	1,327	1,200,359
4.75%, 02/15/34 (Call 11/15/33)	1,185	1,147,757
4.80%, 08/15/34 (Call 05/15/34)(b)	645	627,153
4.95%, 10/15/25 (Call 09/15/25)	604	602,301
5.10%, 11/15/27 (Call 10/15/27)	1,332	1,338,738
5.20%, 02/15/55 (Call 08/15/54)(b)	525	502,862
5.20%, 02/15/64 (Call 08/15/63)	575	541,690
5.25%, 01/15/33 (Call 10/15/32)(b)	1,235	1,251,197
5.70%, 11/15/54 (Call 05/15/54)(b)	1,450	1,488,940
5.72%, 06/01/40	300	307,647
5.90%, 11/15/63 (Call 05/15/63)	1,035	1,091,095
Series B, 6.15%, 09/01/36	840	903,992
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(b)	1,011	963,524
3.25%, 01/15/28 (Call 10/15/27)	2,484	2,334,902
3.85%, 04/15/45 (Call 10/15/44)	858	672,345
4.03%, 10/15/47 (Call 04/15/47)	2,934	2,328,135
4.40%, 05/01/30 (Call 02/01/30)	1,507	1,449,656
4.60%, 02/01/29 (Call 01/01/29)	750	734,158
4.70%, 03/15/33 (Call 12/15/32)	1,345	1,293,738
4.75%, 06/01/43	1,589	1,423,444
4.90%, 06/01/34 (Call 03/01/34)	860	830,120
4.95%, 03/15/53 (Call 09/15/52)	995	899,945
5.05%, 11/15/40(b)	604	567,260
5.15%, 05/01/40 (Call 11/01/39)	666	638,451
5.20%, 06/01/54 (Call 12/01/53)(b)	1,460	1,366,143
5.25%, 05/01/50 (Call 11/01/49)	1,215	1,157,009
Northrop Grumman Systems Corp., 7.75%, 02/15/31(b)	220	248,808
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	1,440	1,145,966
2.25%, 07/01/30 (Call 04/01/30)	1,126	954,361
2.38%, 03/15/32 (Call 12/15/31)	1,587	1,290,731
2.65%, 11/01/26 (Call 08/01/26)	1,032	971,721
2.82%, 09/01/51 (Call 03/01/51)	1,735	1,058,149
3.03%, 03/15/52 (Call 09/15/51)(b)	1,350	858,836
3.13%, 05/04/27 (Call 02/04/27)	1,257	1,189,261
3.13%, 07/01/50 (Call 01/01/50)	1,515	996,156
3.50%, 03/15/27 (Call 12/15/26)	1,880	1,800,160
3.75%, 11/01/46 (Call 05/01/46)	1,932	1,451,752
3.95%, 08/16/25 (Call 06/16/25)	1,510	1,483,208
4.05%, 05/04/47 (Call 11/04/46)	1,017	799,913
Security	Par (000)	Value

Aerospace & Defense (continued)
4.13%, 11/16/28 (Call 08/16/28)	$3,604	$3,452,436
4.15%, 05/15/45 (Call 11/16/44)	1,277	1,030,762
4.20%, 12/15/44 (Call 06/15/44)(b)	330	262,381
4.35%, 04/15/47 (Call 10/15/46)	1,668	1,375,808
4.45%, 11/16/38 (Call 05/16/38)	1,074	948,560
4.50%, 06/01/42	4,344	3,776,695
4.63%, 11/16/48 (Call 05/16/48)	2,135	1,835,473
4.70%, 12/15/41	680	604,659
4.80%, 12/15/43 (Call 06/15/43)	789	702,209
4.88%, 10/15/40(b)	541	493,699
5.00%, 02/27/26 (Call 01/27/26)(b)	470	467,898
5.15%, 02/27/33 (Call 11/27/32)	1,440	1,416,461
5.38%, 02/27/53 (Call 08/27/52)(b)	1,760	1,671,582
5.40%, 05/01/35	675	669,955
5.70%, 04/15/40(b)	525	526,100
5.75%, 11/08/26 (Call 10/08/26)	1,555	1,570,392
5.75%, 01/15/29 (Call 12/15/28)	1,060	1,087,444
6.00%, 03/15/31 (Call 01/15/31)	1,715	1,780,684
6.05%, 06/01/36(b)	555	574,040
6.10%, 03/15/34 (Call 12/15/33)	1,830	1,915,134
6.13%, 07/15/38	755	788,742
6.40%, 03/15/54 (Call 09/15/53)	1,620	1,766,162
6.70%, 08/01/28(b)	655	690,396
7.20%, 08/15/27	190	201,897
7.50%, 09/15/29	1,010	1,115,734
		193,418,758
Agriculture — 1.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	2,450	1,969,101
2.63%, 09/16/26 (Call 06/16/26)	930	874,724
3.40%, 05/06/30 (Call 02/06/30)	1,088	978,269
3.40%, 02/04/41 (Call 08/04/40)	2,171	1,554,872
3.70%, 02/04/51 (Call 08/04/50)(b)	1,956	1,318,687
3.88%, 09/16/46 (Call 03/16/46)	2,089	1,511,741
4.00%, 02/04/61 (Call 08/04/60)(b)	1,195	832,494
4.25%, 08/09/42	995	791,201
4.40%, 02/14/26 (Call 12/14/25)	1,529	1,504,302
4.45%, 05/06/50 (Call 11/06/49)	777	594,757
4.50%, 05/02/43	907	742,436
4.80%, 02/14/29 (Call 11/14/28)	2,869	2,813,507
5.38%, 01/31/44(b)	2,125	2,019,285
5.80%, 02/14/39 (Call 08/14/38)	2,619	2,597,598
5.95%, 02/14/49 (Call 08/14/48)(b)	3,246	3,170,549
6.20%, 11/01/28 (Call 10/01/28)	665	686,829
6.20%, 02/14/59 (Call 08/14/58)	438	433,216
6.88%, 11/01/33 (Call 08/01/33)	605	652,063
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,500	1,417,814
2.70%, 09/15/51 (Call 03/15/51)(b)	1,190	725,383
2.90%, 03/01/32 (Call 12/01/31)	955	810,198
3.25%, 03/27/30 (Call 12/27/29)	1,117	1,010,811
3.75%, 09/15/47 (Call 03/15/47)(b)	605	454,441
4.02%, 04/16/43	663	527,272
4.50%, 08/15/33 (Call 05/15/33)(b)	185	174,689
4.50%, 03/15/49 (Call 09/15/48)	660	556,728
4.54%, 03/26/42(b)	430	375,113
5.38%, 09/15/35(b)	575	580,897
5.77%, 03/01/41(c)	255	249,192
5.94%, 10/01/32(b)	511	540,220
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	2,123	1,893,907

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.73%, 03/25/31 (Call 12/25/30)	$1,649	$1,385,958
3.22%, 09/06/26 (Call 07/06/26)	1,320	1,256,608
3.46%, 09/06/29 (Call 06/06/29)(b)	1,172	1,064,434
3.56%, 08/15/27 (Call 05/15/27)	2,568	2,432,820
3.73%, 09/25/40 (Call 03/25/40)	35	25,983
4.39%, 08/15/37 (Call 02/15/37)	3,238	2,731,636
4.54%, 08/15/47 (Call 02/15/47)(b)	2,251	1,748,339
4.70%, 04/02/27 (Call 02/02/27)	1,439	1,414,005
4.74%, 03/16/32 (Call 12/16/31)(b)	1,342	1,272,169
4.76%, 09/06/49 (Call 03/06/49)	1,466	1,162,223
4.91%, 04/02/30 (Call 01/02/30)	1,670	1,621,781
5.28%, 04/02/50 (Call 10/02/49)	808	687,148
5.65%, 03/16/52 (Call 09/16/51)	889	799,376
5.83%, 02/20/31 (Call 12/20/30)	765	774,852
6.00%, 02/20/34 (Call 11/20/33)	965	975,079
6.34%, 08/02/30 (Call 06/02/30)	975	1,016,584
6.42%, 08/02/33 (Call 05/02/33)(b)	1,825	1,905,626
7.08%, 08/02/43 (Call 02/02/43)	960	1,025,697
7.08%, 08/02/53 (Call 02/02/53)	1,390	1,495,917
7.75%, 10/19/32 (Call 07/19/32)	765	863,716
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(b)	1,428	1,333,544
3.95%, 06/15/25(a)(b)	300	294,714
4.45%, 03/16/28 (Call 02/16/28)	1,565	1,511,532
5.93%, 02/02/29 (Call 01/02/29)	1,060	1,082,668
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	872	831,907
2.75%, 05/14/31 (Call 02/14/31)	1,513	1,287,228
3.25%, 08/15/26 (Call 05/15/26)	1,124	1,072,112
3.75%, 09/25/27 (Call 06/25/27)	839	798,467
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)	972	903,215
1.70%, 02/02/31 (Call 11/02/30)(a)	880	712,546
2.13%, 04/23/30 (Call 01/23/30)(a)	1,008	857,034
2.13%, 11/10/31 (Call 08/10/31)(a)	709	576,011
3.13%, 05/25/51 (Call 11/25/50)(a)	1,125	750,454
3.25%, 05/23/29 (Call 02/23/29)(a)	1,145	1,056,855
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	960	924,049
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	565	438,890
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	1,150	1,058,408
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	584	490,849
4.50%, 06/24/26(a)(b)	575	567,433
4.75%, 04/24/33 (Call 01/24/33)(a)(b)	710	685,241
4.76%, 11/23/45(a)	1,002	897,514
4.88%, 10/10/25 (Call 09/10/25)(a)	565	562,397
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	757	754,323
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(a)	1,323	1,264,978
3.88%, 07/26/29 (Call 04/26/29)(a)	1,634	1,515,339
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	2,050	2,014,470
6.13%, 07/27/27 (Call 06/27/27)(a)	1,580	1,603,447
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(a)	565	619,394
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,253	1,153,458
1.75%, 11/01/30 (Call 08/01/30)	1,598	1,293,302
2.10%, 05/01/30 (Call 02/01/30)	1,145	964,401
2.75%, 02/25/26 (Call 11/25/25)	1,408	1,348,740
3.13%, 08/17/27 (Call 05/17/27)	668	630,715
3.13%, 03/02/28 (Call 12/02/27)	811	753,974
3.38%, 08/11/25 (Call 05/11/25)	1,007	984,304
Security	Par (000)	Value

Agriculture (continued)
3.38%, 08/15/29 (Call 05/15/29)(b)	$1,130	$1,040,892
3.88%, 08/21/42	1,174	917,219
4.13%, 03/04/43	1,288	1,038,761
4.25%, 11/10/44	1,855	1,506,087
4.38%, 11/15/41	1,095	921,845
4.50%, 03/20/42(b)	1,067	913,631
4.75%, 02/12/27	1,115	1,104,733
4.88%, 02/13/26	1,668	1,656,903
4.88%, 02/15/28 (Call 01/15/28)	2,000	1,978,859
4.88%, 02/13/29 (Call 01/13/29)	1,077	1,061,553
4.88%, 11/15/43	580	516,968
5.00%, 11/17/25	1,002	996,365
5.13%, 11/17/27 (Call 10/17/27)	1,690	1,686,565
5.13%, 02/15/30 (Call 12/15/29)(b)	2,228	2,210,727
5.13%, 02/13/31 (Call 12/13/30)	1,805	1,776,436
5.25%, 09/07/28 (Call 08/07/28)	535	537,256
5.25%, 02/13/34 (Call 11/13/33)	1,650	1,616,080
5.38%, 02/15/33 (Call 11/15/32)	2,840	2,816,566
5.50%, 09/07/30 (Call 07/07/30)	530	535,092
5.63%, 11/17/29 (Call 09/17/29)	1,660	1,690,596
5.63%, 09/07/33 (Call 06/07/33)	1,390	1,401,517
5.75%, 11/17/32 (Call 08/17/32)	1,860	1,898,299
6.38%, 05/16/38	1,920	2,061,783
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,665	1,644,587
5.70%, 08/15/35 (Call 02/15/35)	1,018	998,352
5.85%, 08/15/45 (Call 02/15/45)(b)	3,051	2,840,622
6.15%, 09/15/43	827	809,936
7.25%, 06/15/37	630	678,455
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)	1,021	950,904
3.20%, 04/21/31 (Call 01/21/31)(a)	1,065	913,170
4.90%, 04/21/27 (Call 03/21/27)(a)	550	540,266
5.25%, 04/21/32 (Call 01/21/32)(a)	365	353,802
		135,230,987
Airlines — 0.1%
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a)	1,731	1,712,103
4.75%, 10/20/28(a)	4,925	4,796,268
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 07/01/24)(a)	3,201	3,203,663
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,266	1,085,974
3.00%, 11/15/26 (Call 08/15/26)	389	366,793
3.45%, 11/16/27 (Call 08/16/27)(b)	89	83,697
5.13%, 06/15/27 (Call 04/15/27)	2,858	2,839,896
		14,088,394
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,568	1,474,950
2.75%, 03/27/27 (Call 01/27/27)	1,660	1,566,002
2.85%, 03/27/30 (Call 12/27/29)	2,560	2,293,138
3.25%, 03/27/40 (Call 09/27/39)	1,429	1,118,030
3.38%, 11/01/46 (Call 05/01/46)	941	692,747
3.38%, 03/27/50 (Call 09/27/49)(b)	1,850	1,338,461
3.63%, 05/01/43 (Call 11/01/42)	715	567,126
3.88%, 11/01/45 (Call 05/01/45)(b)	1,558	1,256,967
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	799	787,603

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	$1,296	$1,147,706
3.75%, 09/15/25 (Call 07/15/25)	494	483,642
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(b)	1,140	916,600
4.13%, 07/15/27 (Call 04/15/27)(b)	772	735,482
7.00%, 11/27/26	1,140	1,170,483
7.05%, 11/27/25	470	477,775
7.35%, 11/27/28 (Call 10/27/28)	1,300	1,346,199
7.70%, 11/27/30 (Call 09/27/30)(b)	815	851,553
7.85%, 11/27/33 (Call 08/27/33)	1,050	1,106,837
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)(b)	926	839,360
2.95%, 04/23/30 (Call 01/23/30)(b)	1,220	986,126
6.00%, 10/15/33(b)	410	390,628
6.45%, 11/01/37(b)	460	435,612
		21,983,027
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.00%, 09/10/25	1,135	1,073,496
1.20%, 07/08/25	953	910,349
1.30%, 09/09/26	1,400	1,283,561
1.80%, 01/13/31(b)	585	478,069
2.00%, 03/24/28	1,299	1,162,662
2.25%, 01/12/29	1,220	1,079,838
2.30%, 09/09/26	962	901,915
2.35%, 01/08/27	840	784,798
3.50%, 02/15/28	527	499,126
4.60%, 04/17/30(b)	970	947,505
4.70%, 01/12/28(b)	1,070	1,058,447
4.75%, 01/12/26	435	431,677
4.90%, 03/12/27	740	736,060
4.90%, 03/13/29	830	823,469
4.90%, 01/10/34(b)	595	576,405
4.95%, 01/09/26	750	746,192
5.13%, 07/07/28	985	987,283
5.25%, 07/07/26	870	870,795
5.65%, 11/15/28(b)	770	787,127
5.80%, 10/03/25	600	603,458
5.85%, 10/04/30(b)	915	947,710
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	950	858,814
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(a)	767	705,749
1.95%, 08/12/31 (Call 05/12/31)(a)	485	391,514
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	947	807,347
2.80%, 04/11/26 (Call 01/11/26)(a)	1,575	1,507,467
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,097	1,045,297
3.45%, 04/01/27 (Call 03/01/27)(a)	1,061	1,014,855
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	1,100	1,032,956
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	585	529,159
3.75%, 04/12/28 (Call 01/12/28)(a)	931	887,675
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	898	858,583
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	1,485	1,416,505
4.90%, 04/02/27(a)(b)	875	870,699
4.90%, 04/02/29 (Call 03/02/29)(a)(b)	985	975,699
5.05%, 04/02/26(a)(b)	875	872,024
5.05%, 08/11/28 (Call 07/11/28)(a)(b)	680	678,623
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	560	558,064
5.15%, 04/02/34 (Call 01/02/34)(a)(b)	875	859,301
5.30%, 08/11/25(a)(b)	500	499,479
Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	$676	$641,345
1.50%, 09/01/30 (Call 06/01/30)	1,095	890,224
2.60%, 09/01/50 (Call 03/01/50)(b)	1,348	813,089
4.88%, 10/01/43 (Call 04/01/43)	575	533,496
4.90%, 02/20/29 (Call 01/20/29)(b)	225	224,714
5.15%, 02/20/34 (Call 11/20/33)(b)	420	419,165
5.45%, 02/20/54 (Call 08/20/53)	550	539,002
7.13%, 03/01/28	350	373,327
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(a)	1,260	1,159,483
2.38%, 12/14/28(a)	520	459,778
2.50%, 12/14/31(a)	985	807,146
3.65%, 04/07/27(a)(b)	1,292	1,237,038
5.00%, 01/15/27(a)	690	684,633
5.13%, 01/19/28(a)(b)	875	869,271
5.15%, 01/16/26(a)	652	648,334
5.38%, 01/18/34 (Call 10/18/33)(a)(b)	745	738,275
5.40%, 09/20/28(a)(b)	965	970,135
5.50%, 09/20/33(a)(b)	780	781,896
5.60%, 08/08/25(a)(b)	505	505,059
Ford Holdings LLC, 9.30%, 03/01/30	245	277,910
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	3,615	2,971,232
4.35%, 12/08/26 (Call 09/08/26)(b)	2,085	2,024,357
4.75%, 01/15/43	2,985	2,413,302
5.29%, 12/08/46 (Call 06/08/46)(b)	1,400	1,217,242
6.10%, 08/19/32 (Call 05/19/32)(b)	2,300	2,293,691
7.40%, 11/01/46(b)	290	316,315
7.45%, 07/16/31(b)	645	692,145
9.63%, 04/22/30 (Call 01/22/30)	505	585,019
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	1,020	953,344
2.90%, 02/16/28 (Call 12/16/27)	1,105	995,319
2.90%, 02/10/29 (Call 12/10/28)	1,560	1,366,120
3.38%, 11/13/25 (Call 10/13/25)	2,000	1,930,948
3.63%, 06/17/31 (Call 03/17/31)(b)	1,235	1,054,993
3.82%, 11/02/27 (Call 08/02/27)	470	439,275
4.00%, 11/13/30 (Call 08/13/30)	3,140	2,783,311
4.13%, 08/17/27 (Call 06/17/27)	1,735	1,645,333
4.27%, 01/09/27 (Call 11/09/26)	1,175	1,129,102
4.39%, 01/08/26	1,100	1,074,517
4.54%, 08/01/26 (Call 06/01/26)(b)	1,010	982,235
4.95%, 05/28/27 (Call 04/28/27)	2,136	2,082,576
5.11%, 05/03/29 (Call 02/03/29)	2,830	2,725,752
5.13%, 06/16/25 (Call 05/16/25)	1,200	1,191,015
5.80%, 03/05/27 (Call 02/05/27)	1,815	1,813,097
5.80%, 03/08/29 (Call 02/08/29)	1,620	1,610,460
5.85%, 05/17/27 (Call 04/17/27)	1,460	1,459,334
6.05%, 03/05/31 (Call 01/05/31)	1,050	1,045,423
6.13%, 03/08/34 (Call 12/08/33)	1,650	1,629,364
6.80%, 05/12/28 (Call 04/12/28)	2,055	2,113,497
6.80%, 11/07/28 (Call 10/07/28)	1,645	1,698,605
6.95%, 03/06/26 (Call 02/06/26)	530	538,574
6.95%, 06/10/26 (Call 05/10/26)	130	132,320
7.12%, 11/07/33 (Call 08/07/33)	1,845	1,945,858
7.20%, 06/10/30 (Call 04/10/30)	875	915,945
7.35%, 11/04/27 (Call 10/04/27)	2,830	2,947,134
7.35%, 03/06/30 (Call 01/06/30)	2,450	2,582,298
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	1,334	1,281,522

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.00%, 10/01/28 (Call 07/01/28)	$1,217	$1,201,278
5.00%, 04/01/35	1,205	1,123,701
5.15%, 04/01/38 (Call 10/01/37)	1,533	1,406,969
5.20%, 04/01/45	1,643	1,445,104
5.40%, 10/15/29 (Call 08/15/29)	955	946,674
5.40%, 04/01/48 (Call 10/01/47)(b)	1,085	967,953
5.60%, 10/15/32 (Call 07/15/32)	1,490	1,481,657
5.95%, 04/01/49 (Call 10/01/48)(b)	1,345	1,295,519
6.13%, 10/01/25 (Call 09/01/25)(b)	2,398	2,409,692
6.25%, 10/02/43	2,180	2,173,547
6.60%, 04/01/36 (Call 10/01/35)	1,788	1,872,684
6.75%, 04/01/46 (Call 10/01/45)	904	949,489
6.80%, 10/01/27 (Call 08/01/27)	1,493	1,548,319
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,075	1,938,866
1.50%, 06/10/26 (Call 05/10/26)	1,760	1,623,933
2.35%, 02/26/27 (Call 01/26/27)	1,390	1,280,587
2.35%, 01/08/31 (Call 10/08/30)	1,504	1,227,024
2.40%, 04/10/28 (Call 02/10/28)	1,551	1,384,167
2.40%, 10/15/28 (Call 08/15/28)	1,350	1,186,957
2.70%, 08/20/27 (Call 06/20/27)	1,469	1,352,162
2.70%, 06/10/31 (Call 03/10/31)	1,657	1,363,818
2.75%, 06/20/25 (Call 05/20/25)	1,466	1,421,654
3.10%, 01/12/32 (Call 10/12/31)	1,910	1,599,436
3.60%, 06/21/30 (Call 03/21/30)	1,517	1,355,474
3.85%, 01/05/28 (Call 10/05/27)(b)	759	717,169
4.00%, 10/06/26 (Call 07/06/26)(b)	1,013	978,835
4.30%, 07/13/25 (Call 04/13/25)	1,070	1,054,113
4.30%, 04/06/29 (Call 02/06/29)	720	680,519
4.35%, 01/17/27 (Call 10/17/26)	1,835	1,787,641
5.00%, 04/09/27 (Call 03/09/27)	1,850	1,829,734
5.25%, 03/01/26 (Call 12/01/25)	1,722	1,712,324
5.40%, 04/06/26	1,841	1,834,898
5.40%, 05/08/27(b)	997	995,326
5.55%, 07/15/29 (Call 06/15/29)(b)	1,015	1,010,486
5.65%, 01/17/29 (Call 10/17/28)	818	819,522
5.75%, 02/08/31 (Call 12/08/30)	712	711,556
5.80%, 06/23/28 (Call 05/23/28)(b)	1,310	1,320,999
5.80%, 01/07/29 (Call 12/07/28)	1,860	1,872,884
5.85%, 04/06/30 (Call 02/06/30)(b)	905	912,669
5.95%, 04/04/34 (Call 01/04/34)	967	962,452
6.00%, 01/09/28 (Call 12/09/27)	1,495	1,518,742
6.05%, 10/10/25	1,190	1,195,960
6.10%, 01/07/34 (Call 10/07/33)	1,365	1,374,522
6.40%, 01/09/33 (Call 10/09/32)(b)	1,223	1,265,858
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	990	925,663
2.97%, 03/10/32 (Call 12/10/31)(b)	1,230	1,073,415
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(a)	1,165	1,087,634
1.50%, 06/15/26 (Call 05/15/26)(a)(b)	1,435	1,320,600
1.65%, 09/17/26 (Call 08/17/26)(a)	1,495	1,368,392
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	1,096	1,039,795
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	1,005	883,753
2.00%, 06/15/28 (Call 04/15/28)(a)	1,296	1,133,603
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	1,175	1,024,564
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	915	828,060
2.75%, 09/27/26(a)(b)	918	861,628
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	601	563,278
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	1,099	1,046,349
5.25%, 01/08/27(a)	925	919,189
Security	Par (000)	Value

Auto Manufacturers (continued)
5.30%, 03/19/27(a)(b)	$975	$970,890
5.30%, 01/08/29 (Call 12/08/28)(a)(b)	1,030	1,021,371
5.35%, 03/19/29 (Call 02/19/29)(a)	650	645,263
5.40%, 01/08/31 (Call 11/08/30)(a)(b)	875	868,200
5.50%, 03/30/26(a)(b)	580	578,721
5.60%, 03/30/28 (Call 02/29/28)(a)(b)	1,000	1,001,821
5.65%, 06/26/26(a)(b)	1,170	1,170,018
5.68%, 06/26/28 (Call 05/26/28)(a)	1,265	1,271,676
5.70%, 06/26/30 (Call 04/26/30)(a)(b)	675	678,784
5.80%, 06/26/25(a)	420	420,177
5.80%, 04/01/30 (Call 02/01/30)(a)	544	550,473
5.95%, 09/21/26(a)	940	946,263
6.10%, 09/21/28 (Call 08/21/28)(a)(b)	1,130	1,153,848
6.20%, 09/21/30 (Call 07/21/30)(a)	800	825,832
6.25%, 11/03/25(a)	600	603,869
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	990	1,027,782
6.50%, 01/16/29 (Call 12/16/28)(a)	750	779,016
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	725	673,355
2.50%, 01/24/27(a)	540	500,162
3.63%, 08/29/27(a)	220	207,386
5.13%, 02/05/27(a)	160	158,382
5.13%, 02/05/29(a)	160	157,442
Kia Corp.
2.75%, 02/14/27(a)	380	354,440
3.25%, 04/21/26(a)	695	666,699
3.50%, 10/25/27(a)	645	605,720
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(a)	1,413	1,323,407
2.45%, 03/02/31(a)(b)	1,085	925,451
2.63%, 03/10/30(a)(b)	925	811,313
3.10%, 08/15/29(a)(b)	873	794,811
3.45%, 01/06/27(a)	1,208	1,160,807
3.50%, 08/03/25(a)	517	505,740
3.75%, 02/22/28(a)	1,531	1,462,864
4.30%, 02/22/29(a)	735	710,626
4.80%, 03/30/26(a)	1,435	1,423,085
4.80%, 01/11/27(a)(b)	1,215	1,206,694
4.80%, 03/30/28(a)	1,505	1,486,697
4.85%, 01/11/29(a)(b)	910	899,600
4.90%, 01/09/26(a)(b)	750	746,365
5.00%, 01/11/34(a)(b)	740	719,632
5.05%, 08/03/33(a)(b)	845	830,141
5.10%, 08/03/28(a)(b)	1,510	1,506,383
5.20%, 08/03/26(a)(b)	867	866,479
5.25%, 11/29/27(a)(b)	890	892,388
5.38%, 08/01/25(a)	1,030	1,029,974
5.38%, 11/26/25(a)	915	915,729
8.50%, 01/18/31	1,667	1,987,865
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(a)	1,434	1,305,622
2.00%, 03/09/26 (Call 02/09/26)(a)	1,175	1,094,817
2.45%, 09/15/28 (Call 07/15/28)(a)	485	418,543
2.75%, 03/09/28 (Call 01/09/28)(a)	1,075	952,806
6.95%, 09/15/26(a)(b)	380	388,870
7.05%, 09/15/28 (Call 08/15/28)(a)(b)	895	928,205
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	810	784,514
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	2,990	2,838,673
4.81%, 09/17/30 (Call 06/17/30)(a)	2,541	2,344,160

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
1.10%, 05/11/26	$710	$657,924
2.00%, 02/04/27(b)	530	491,732
3.55%, 08/11/25	440	431,763
4.45%, 03/30/26	355	351,277
4.60%, 01/10/28	775	767,220
4.60%, 01/31/29(b)	535	527,706
4.95%, 10/03/25	560	557,655
4.95%, 08/10/28(b)	65	65,021
5.00%, 05/13/27	525	526,602
5.00%, 03/22/34	385	381,769
5.05%, 08/10/26	225	224,537
5.20%, 11/09/26	555	557,125
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	1,533	1,395,888
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,590	1,322,779
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	1,215	1,228,660
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	831	876,558
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(b)	1,615	1,510,377
2.36%, 03/25/31 (Call 12/25/30)	711	608,084
2.76%, 07/02/29(b)	585	532,979
3.67%, 07/20/28	435	417,246
5.12%, 07/13/28 (Call 06/13/28)	715	718,550
5.12%, 07/13/33 (Call 04/13/33)(b)	475	493,421
5.28%, 07/13/26 (Call 06/13/26)	670	671,700
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,261	1,187,552
0.80%, 01/09/26	1,210	1,128,606
1.13%, 06/18/26	1,307	1,205,445
1.15%, 08/13/27(b)	962	853,546
1.65%, 01/10/31	1,135	914,818
1.90%, 01/13/27	1,290	1,190,110
1.90%, 04/06/28	1,086	970,606
1.90%, 09/12/31	1,188	957,333
2.15%, 02/13/30	1,502	1,287,431
2.40%, 01/13/32	365	302,490
3.05%, 03/22/27	1,925	1,824,189
3.05%, 01/11/28	581	543,596
3.20%, 01/11/27	1,414	1,349,441
3.38%, 04/01/30	2,022	1,852,405
3.65%, 08/18/25	1,222	1,198,311
3.65%, 01/08/29	1,280	1,209,619
3.95%, 06/30/25	1,176	1,159,722
4.45%, 05/18/26	1,575	1,553,026
4.45%, 06/29/29(b)	1,140	1,111,283
4.55%, 09/20/27	1,438	1,418,282
4.55%, 05/17/30	960	934,881
4.63%, 01/12/28	1,405	1,388,833
4.65%, 01/05/29	800	786,776
4.70%, 01/12/33(b)	620	600,630
4.80%, 01/05/26(b)	500	496,952
4.80%, 01/05/34(b)	275	265,132
5.00%, 08/14/26	1,080	1,075,942
5.05%, 05/16/29	550	548,889
5.10%, 03/21/31	775	772,760
5.20%, 05/15/26	550	549,730
5.25%, 09/11/28	595	600,235
5.40%, 11/10/25	790	791,653
5.40%, 11/20/26	1,190	1,196,400
5.45%, 11/10/27	1,065	1,079,257
Security	Par (000)	Value

Auto Manufacturers (continued)
5.55%, 11/20/30	$765	$782,197
5.60%, 09/11/25	350	351,370
Series B, 5.00%, 03/19/27	930	928,317
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(a)	1,951	1,832,177
1.63%, 11/24/27 (Call 09/24/27)(a)	1,166	1,026,859
3.20%, 09/26/26 (Call 07/26/26)(a)	620	589,114
3.75%, 05/13/30(a)(b)	1,005	924,341
3.95%, 06/06/25(a)	1,085	1,066,036
4.35%, 06/08/27 (Call 05/08/27)(a)	1,785	1,732,915
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	900	868,610
4.63%, 11/13/25(a)	1,214	1,197,146
4.75%, 11/13/28(a)(b)	1,819	1,775,055
5.25%, 03/22/29 (Call 02/22/29)(a)	925	916,136
5.30%, 03/22/27(a)(b)	830	828,668
5.40%, 03/20/26(a)	600	597,857
5.60%, 03/22/34 (Call 12/22/33)(a)(b)	720	714,144
5.65%, 09/12/28 (Call 08/12/28)(a)	1,015	1,025,288
5.70%, 09/12/26(a)	755	756,951
5.80%, 09/12/25(a)	400	400,618
5.90%, 09/12/33 (Call 06/12/33)(a)(b)	795	806,206
6.00%, 11/16/26(a)	605	612,357
6.20%, 11/16/28 (Call 10/16/28)(a)	485	499,924
6.45%, 11/16/30 (Call 09/16/30)(a)(b)	625	654,836
		297,011,869
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	2,121	1,307,679
4.35%, 03/15/29 (Call 12/15/28)	684	656,552
4.40%, 10/01/46 (Call 04/01/46)(b)	436	340,559
5.40%, 03/15/49 (Call 09/15/48)(b)	318	283,544
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(b)	875	755,008
4.15%, 05/01/52 (Call 11/01/51)	1,565	1,173,445
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(b)	1,519	1,403,280
4.38%, 03/15/45 (Call 09/15/44)	779	627,374
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	815	741,972
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	665	541,080
3.50%, 05/30/30 (Call 02/28/30)	630	565,211
3.55%, 01/15/52 (Call 07/15/51)(b)	775	532,753
3.80%, 09/15/27 (Call 06/15/27)(b)	967	922,627
4.25%, 05/15/29 (Call 02/15/29)	842	798,000
5.25%, 05/15/49 (Call 11/15/48)	804	721,096
LG Energy Solution Ltd., 5.63%, 09/25/26(a)	20	19,955
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,237	1,058,336
4.15%, 10/01/25 (Call 07/01/25)	860	844,533
5.05%, 03/14/29 (Call 02/14/29)(b)	545	541,535
5.50%, 03/21/33 (Call 12/21/32)(b)	715	725,812
5.98%, 03/21/26 (Call 06/11/24)	50	49,996
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)	230	217,019
		14,827,366
Banks — 21.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(a)(d)	930	853,614

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(d)	$1,400	$1,226,377
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)(d)	1,472	1,206,206
4.75%, 07/28/25(a)(b)	1,690	1,664,147
4.80%, 04/18/26(a)(b)	1,278	1,251,752
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(a)(d)	1,600	1,619,278
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(a)(d)	725	731,728
AIB Group PLC
5.87%, 03/28/35 (Call 03/28/34), (1-day SOFR +1.910%)(a)(d)	1,140	1,132,002
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(a)(d)	520	534,645
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(d)	675	689,801
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.7000%)(a)(d)	755	751,133
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(a)	1,443	1,328,589
2.55%, 02/13/30(a)(b)	1,360	1,181,011
3.45%, 07/17/27(a)(b)	737	697,090
3.45%, 01/21/28(a)	657	618,089
5.36%, 08/14/28(a)	1,040	1,046,891
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,205	1,104,451
2.38%, 10/22/31(a)(b)	635	515,613
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(d)	840	825,500
5.35%, 06/15/26(a)(b)	655	654,499
5.40%, 11/29/27(a)(b)	760	760,462
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(a)(d)	2,418	1,975,382
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)(d)	670	646,839
3.70%, 11/16/25	1,052	1,030,269
4.40%, 05/19/26(a)	2,137	2,086,444
5.09%, 12/08/25	795	793,172
5.38%, 07/03/25	1,220	1,220,456
6.74%, 12/08/32(a)(b)	2,110	2,239,505
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	1,585	1,574,740
5.00%, 03/18/26(b)	2,250	2,241,001
5.67%, 10/03/25	1,000	1,004,737
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,166	1,101,031
5.38%, 03/13/29	1,800	1,802,110
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(d)	750	749,418
6.03%, 03/13/35 (Call 03/13/34), (1-year CMT + 1.950%)(d)	825	824,760
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(d)	465	473,852
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(d)	910	1,002,127
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)	200	188,751
Security	Par (000)	Value

Banks (continued)
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)	$65	$55,314
Banco de Credito del Peru SA, 5.85%, 01/11/29 (Call 12/11/28)(a)(b)	120	120,082
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)	525	441,885
3.50%, 10/12/27(a)	797	746,293
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	365	340,837
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)	517	498,251
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(a)	463	436,374
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	1,241	953,483
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(d)	1,970	1,800,013
1.85%, 03/25/26	1,995	1,866,583
2.75%, 12/03/30	1,860	1,551,051
2.96%, 03/25/31(b)	1,235	1,055,413
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(d)	1,210	1,009,544
3.31%, 06/27/29	2,410	2,196,190
3.49%, 05/28/30	1,567	1,398,191
3.80%, 02/23/28	1,417	1,333,540
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(d)	2,270	2,179,297
4.25%, 04/11/27	1,910	1,847,469
4.38%, 04/12/28	1,690	1,620,060
5.15%, 08/18/25	695	688,975
5.18%, 11/19/25	1,992	1,973,122
5.29%, 08/18/27	2,025	2,007,836
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(d)	1,370	1,359,445
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(d)	925	920,572
5.59%, 08/08/28	1,535	1,543,943
6.35%, 03/14/34	2,143	2,158,740
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(d)	1,000	1,020,647
6.61%, 11/07/28	1,275	1,336,867
6.92%, 08/08/33	2,635	2,771,759
6.94%, 11/07/33	1,845	2,008,046
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(d)	1,100	916,830
4.30%, 06/15/27 (Call 05/15/27)(a)	330	319,749
4.45%, 09/19/28(a)	570	551,099
5.30%, 09/21/28 (Call 08/21/28)(a)	220	219,457
5.50%, 09/21/33 (Call 06/21/33)(a)(b)	1,025	1,020,801
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(d)	2,986	2,808,336
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(d)	3,565	3,404,695
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(d)	7,725	7,133,613
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(d)	3,627	2,961,630

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)(d)	$3,423	$2,776,131
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(d)	3,875	3,418,159
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(d)	4,992	4,062,503
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(d)	2,824	2,259,188
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(d)	4,524	3,880,816
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(d)	3,035	2,821,730
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(d)	4,268	3,520,818
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(d)	3,937	3,376,927
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(d)	6,811	4,749,033
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(d)	5,937	4,989,651
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(d)	1,462	920,106
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(d)	2,563	2,264,784
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(d)	5,095	4,293,936
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)(d)	2,825	1,843,695
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(d)	3,307	2,982,676
3.25%, 10/21/27 (Call 10/21/26)(b)	3,498	3,301,406
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(d)	4,263	3,229,731
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(d)	7,947	7,440,322
3.50%, 04/19/26	3,398	3,292,707
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(d)	4,014	3,872,296
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(d)	2,939	2,789,070
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(d)	2,880	2,749,091
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(d)	3,331	3,202,367
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(d)	3,297	2,892,947
3.88%, 08/01/25	1,987	1,952,924
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(d)	1,778	1,409,174
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(d)	3,376	3,215,128
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(d)	4,203	3,960,449
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(d)	2,135	1,811,200
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(d)	7,296	5,833,067
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(d)	2,692	2,375,376
4.25%, 10/22/26	2,647	2,579,890
Security	Par (000)	Value

Banks (continued)
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(d)	$4,166	$3,998,338
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(d)	3,273	2,736,067
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(d)	3,232	3,144,795
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(d)	2,787	2,395,063
4.45%, 03/03/26	2,636	2,590,075
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(d)	5,495	5,160,544
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(d)	2,950	2,920,830
4.88%, 04/01/44	792	735,203
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(d)	3,995	3,949,143
5.00%, 01/21/44	2,658	2,523,290
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)(d)	6,535	6,367,184
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(d)	3,930	3,901,770
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(d)	4,745	4,719,374
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(d)	6,590	6,487,694
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(d)	4,350	4,321,417
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(d)	3,555	3,615,149
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(d)	4,570	4,673,008
5.88%, 02/07/42	2,053	2,155,085
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(d)	2,045	2,064,765
6.11%, 01/29/37	2,624	2,736,749
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)(d)	3,055	3,141,880
6.22%, 09/15/26	660	668,914
7.75%, 05/14/38	2,273	2,709,900
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,992	2,885,405
Series L, 4.75%, 04/21/45	889	806,075
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(d)	3,575	3,341,934
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(d)	2,734	2,297,797
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)(d)	1,580	1,135,546
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	3,085	3,103,975
5.65%, 08/18/25 (Call 07/18/25)	2,050	2,058,058
6.00%, 10/15/36	1,768	1,842,045
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(a)(d)	260	238,922
5.60%, 03/20/30 (Call 03/20/29), (1-day SOFR +1.620%)(a)(d)	605	597,754
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(d)	1,540	1,546,360
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(d)	1,965	1,827,440

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.25%, 09/15/26(b)	$2,385	$2,177,188
2.65%, 03/08/27	2,650	2,478,797
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(d)	2,312	1,865,099
3.70%, 06/07/25	1,505	1,477,459
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(d)	1,788	1,671,786
5.20%, 02/01/28 (Call 01/01/28)	1,950	1,953,356
5.27%, 12/11/26	1,795	1,791,762
5.30%, 06/05/26	2,315	2,310,869
5.37%, 06/04/27	1,100	1,101,679
5.51%, 06/04/31 (Call 04/04/31)	1,100	1,104,522
5.72%, 09/25/28 (Call 08/25/28)(b)	1,630	1,661,569
5.92%, 09/25/25	600	603,351
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,800	1,772,753
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	915	849,579
1.05%, 10/15/26 (Call 09/15/26)	853	776,731
1.65%, 07/14/28 (Call 05/14/28)(b)	625	548,351
1.65%, 01/28/31 (Call 10/28/30)	512	413,181
1.80%, 07/28/31 (Call 04/28/31)	725	583,532
2.05%, 01/26/27 (Call 12/26/26)(b)	845	783,529
2.45%, 08/17/26 (Call 05/17/26)	1,220	1,152,096
2.50%, 01/26/32 (Call 10/26/31)(b)	560	465,387
2.80%, 05/04/26 (Call 02/04/26)	1,269	1,214,637
3.00%, 10/30/28 (Call 07/30/28)	831	760,889
3.25%, 05/16/27 (Call 02/16/27)	988	942,119
3.30%, 08/23/29 (Call 05/23/29)	1,389	1,264,827
3.40%, 01/29/28 (Call 10/29/27)	1,315	1,243,776
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(d)	1,405	1,341,190
3.85%, 04/28/28	1,421	1,366,707
3.85%, 04/26/29 (Call 02/26/29)(b)	535	509,698
3.95%, 11/18/25 (Call 10/18/25)	471	463,268
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(d)	820	792,107
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(d)	907	848,348
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(d)	1,460	1,442,769
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.169%)(d)	775	757,503
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(d)	700	680,722
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.512%)(d)	1,070	1,021,628
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(d)	1,365	1,354,174
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(d)	1,275	1,239,983
4.98%, 03/14/30 (Call 03/14/29), (1-day SOFR +1.085%)(d)	1,790	1,771,395
5.19%, 03/14/35 (Call 03/14/34), (1-day SOFR +1.418%)(d)	1,880	1,846,792
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(d)	1,610	1,639,266
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(d)	1,869	1,927,745
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(d)	1,045	1,089,245
Security	Par (000)	Value

Banks (continued)
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%) (d)	$1,440	$1,550,888
Series J, 1.90%, 01/25/29 (Call 11/25/28)	877	767,239
Bank of New Zealand
1.00%, 03/03/26(a)(b)	745	691,582
2.29%, 01/27/27(a)	735	679,660
2.87%, 01/27/32(a)	420	352,332
4.85%, 02/07/28(a)	1,130	1,113,132
5.08%, 01/30/29(a)	1,030	1,021,638
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,121	1,040,865
1.30%, 06/11/25	1,762	1,687,541
1.30%, 09/15/26 (Call 06/15/26)	1,412	1,290,402
1.35%, 06/24/26	1,275	1,176,679
1.95%, 02/02/27	1,320	1,214,010
2.15%, 08/01/31	1,065	867,614
2.45%, 02/02/32	1,330	1,090,422
2.70%, 08/03/26	1,553	1,468,318
2.95%, 03/11/27	925	871,241
4.50%, 12/16/25	1,549	1,520,557
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(d)	2,049	1,837,656
4.75%, 02/02/26	1,615	1,597,288
4.85%, 02/01/30	2,020	1,980,508
4.90%, (Call 06/04/25), (5-year CMT + 4.551%)(d)(e)	1,122	1,100,067
5.25%, 06/12/28	990	991,406
5.35%, 12/07/26(b)	1,225	1,224,266
5.40%, 06/04/27	575	576,119
5.45%, 06/12/25	740	739,117
5.45%, 08/01/29	575	577,270
5.65%, 02/01/34	1,650	1,672,562
8.63%, 10/27/82 (Call 10/27/27), (5-year CMT + 4.389%)(d)	280	292,317
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5-year CMT + 2.613%)(d)	952	779,933
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(b)(d)	575	449,950
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(b)	367	358,870
5.13%, 06/11/30 (Call 03/11/30)	575	518,030
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	1,385	1,271,541
4.52%, 07/13/25(a)	385	380,883
4.75%, 07/13/27(a)	1,030	1,013,016
4.94%, 01/26/26(a)(b)	1,210	1,199,418
5.09%, 01/23/27(a)	1,220	1,213,994
5.79%, 07/13/28(a)	1,135	1,155,369
5.90%, 07/13/26(a)	1,810	1,826,592
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(d)	2,160	1,991,177
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(b)(d)	1,302	1,097,426
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(d)	1,597	1,323,857
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(d)	2,005	1,654,848
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	1,495	1,082,895

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(d)	$1,508	$1,296,747
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(b)(d)	1,210	932,090
4.34%, 01/10/28 (Call 01/10/27)	1,710	1,644,885
4.38%, 01/12/26	3,037	2,975,594
4.84%, 05/09/28 (Call 05/07/27)	2,839	2,741,038
4.95%, 01/10/47(b)	2,090	1,886,146
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(d)	2,148	2,099,334
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(d)	2,200	2,123,217
5.20%, 05/12/26	2,767	2,732,257
5.25%, 08/17/45(b)	2,015	1,923,681
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(d)	1,910	1,898,652
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(d)	2,155	2,149,197
5.67%, 03/12/28 (Call 03/12/27), (1-day SOFR +1.490%)(d)	1,270	1,270,669
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(b)(d)	1,725	1,723,887
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(d)	1,495	1,493,016
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(d)	3,090	3,090,851
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(d)	3,170	3,244,749
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(d)	1,740	1,798,935
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(d)	1,455	1,479,187
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(b)(d)	2,130	2,260,663
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(b)(d)	2,145	2,270,914
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(d)	1,795	1,829,456
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(d)	2,005	2,111,099
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(d)	2,857	3,141,451
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)(b)	720	686,804
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(d)	2,870	2,676,377
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(d)	1,477	1,365,451
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(d)	1,972	1,757,612
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(a)(d)	3,270	2,845,582
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(d)	2,032	1,960,645
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(d)	2,438	2,259,034
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(a)(d)	2,559	2,095,169
2.82%, 01/26/41(a)(b)	1,230	837,547
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(a)(d)	3,527	2,966,640
Security	Par (000)	Value

Banks (continued)
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(a)(d)	$1,495	$1,309,068
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(a)(d)	1,690	1,427,316
3.50%, 11/16/27(a)(b)	1,820	1,707,628
4.38%, 05/12/26(a)	1,735	1,689,496
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(d)	1,665	1,570,984
4.40%, 08/14/28(a)(b)	2,902	2,787,663
4.63%, 03/13/27(a)	2,273	2,215,636
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)(d)	2,505	2,489,003
5.18%, 01/09/30 (Call 01/09/29), (1-day SOFR + 1.520%)(a)(d)	1,910	1,893,982
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(a)(d)	265	262,196
5.34%, 06/12/29 (Call 06/12/28), (1-year CMT + 1.500%)(a)(b)(d)	1,855	1,852,669
5.50%, 05/20/30 (Call 05/20/29), (1-day SOFR + 1.590%)(a)(d)	2,015	2,006,306
5.74%, 02/20/35 (Call 02/20/34), (1-day SOFR + 1.880%)(a)(d)	2,005	1,999,130
5.89%, 12/05/34 (Call 12/05/33), (1-day SOFR + 1.866%)(a)(d)	2,755	2,834,768
BPCE SA
1.00%, 01/20/26(a)	1,873	1,745,674
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(d)	1,780	1,681,477
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(b)(d)	1,902	1,745,700
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(a)(b)(d)	1,868	1,510,509
2.70%, 10/01/29(a)(b)	1,406	1,231,164
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(a)(d)	1,432	1,177,809
3.25%, 01/11/28(a)(b)	1,625	1,509,727
3.38%, 12/02/26	641	613,201
3.50%, 10/23/27(a)	1,270	1,185,953
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(d)	410	294,604
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(a)(d)	1,475	1,227,640
4.63%, 09/12/28(a)	765	739,758
4.75%, 07/19/27(a)(b)	1,317	1,293,628
4.88%, 04/01/26(a)	1,088	1,067,806
5.13%, 01/18/28(a)	1,160	1,150,139
5.20%, 01/18/27(a)	665	662,969
5.28%, 05/30/29(a)	750	746,931
5.72%, 01/18/30 (Call 01/18/29), (1-year CMT + 1.959%)(a)(d)	1,220	1,219,320
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(a)(b)(d)	1,373	1,361,384
5.94%, 05/30/35 (Call 05/30/34), (1-day SOFR + 1.850%)(a)(b)(d)	515	514,886
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(a)(d)	2,005	2,010,616
6.51%, 01/18/35 (Call 01/18/34), (1-year CMT + 2.791%)(a)(d)	1,020	1,034,997
6.61%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.980%)(a)(d)	975	990,967

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.71%, 10/19/29 (Call 10/19/28), (1-day SOFR + 2.270%)(a)(d)	$1,025	$1,064,968
7.00%, 10/19/34 (Call 10/19/33), (1-day SOFR + 2.590%)(a)(b)(d)	1,390	1,497,362
CaixaBank SA
5.67%, 03/15/30 (Call 03/15/29), (1-day SOFR +1.780%)(a)(d)	820	816,637
6.04%, 06/15/35 (Call 06/15/34), (1-day SOFR +2.260%)(a)(d)	1,940	1,946,391
6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(d)	1,425	1,447,865
6.68%, 09/13/27 (Call 09/13/26), (1-day SOFR + 2.080%)(a)(b)(d)	1,155	1,175,951
6.84%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.770%)(a)(d)	585	620,363
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(b)	1,655	1,558,274
1.25%, 06/22/26 (Call 05/22/26)	1,069	985,136
3.45%, 04/07/27 (Call 03/07/27)	1,395	1,331,273
3.60%, 04/07/32 (Call 03/07/32)(b)	1,200	1,058,971
3.95%, 08/04/25	1,090	1,071,062
5.00%, 04/28/28 (Call 03/28/28)	1,500	1,486,218
5.26%, 04/08/29 (Call 03/08/29)	905	902,206
5.62%, 07/17/26(b)	400	401,986
5.93%, 10/02/26(b)	625	633,214
5.99%, 10/03/28 (Call 09/03/28)(b)	805	825,652
6.09%, 10/03/33 (Call 07/03/33)	1,530	1,580,287
CIMB Bank Bhd, 2.13%, 07/20/27(a)	725	659,871
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	2,830	2,835,812
5.49%, 12/04/26 (Call 11/04/26)	2,475	2,488,768
5.57%, 04/30/34 (Call 03/30/34)	2,250	2,281,347
5.80%, 09/29/28 (Call 08/29/28)	2,665	2,733,916
5.86%, 09/29/25 (Call 08/29/25)	1,750	1,761,707
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(d)	3,150	2,929,970
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(d)	3,465	3,198,455
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(d)	2,574	2,110,868
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(d)	4,120	3,425,287
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(d)	4,910	4,189,220
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)(d)	3,234	2,800,016
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(d)	1,880	1,320,788
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(d)	2,977	2,638,320
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(d)	4,116	3,475,262
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(d)	3,693	3,474,606
3.20%, 10/21/26 (Call 07/21/26)	3,843	3,654,186
3.40%, 05/01/26	2,692	2,594,414
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(d)	3,663	3,450,667
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(d)	3,692	3,507,621
Security	Par (000)	Value

Banks (continued)
3.70%, 01/12/26	$2,558	$2,489,509
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(d)	4,017	3,569,630
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(d)	1,581	1,322,262
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(d)	3,731	3,594,316
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(d)	3,325	3,127,320
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(d)	2,948	2,816,424
4.13%, 07/25/28	3,265	3,122,575
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(d)	1,567	1,307,199
4.30%, 11/20/26	1,654	1,613,707
4.40%, 06/10/25	3,071	3,031,651
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(d)	5,064	4,808,610
4.45%, 09/29/27	4,630	4,506,674
4.60%, 03/09/26	1,820	1,790,334
4.65%, 07/30/45	1,444	1,276,128
4.65%, 07/23/48 (Call 06/23/48)	3,398	2,994,283
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(d)	1,145	1,124,670
4.75%, 05/18/46	2,786	2,439,496
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(d)	3,337	3,200,067
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(d)	1,980	1,960,682
5.30%, 05/06/44	1,298	1,231,657
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(d)	1,506	1,455,941
5.50%, 09/13/25	1,873	1,871,284
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(d)	3,667	3,665,575
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(d)	4,235	4,191,424
5.88%, 02/22/33	808	827,581
5.88%, 01/30/42	1,329	1,378,433
6.00%, 10/31/33	1,152	1,186,485
6.13%, 08/25/36	952	977,792
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(d)	3,680	3,737,261
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(d)	3,544	3,715,700
6.63%, 01/15/28	473	495,636
6.63%, 06/15/32	1,472	1,567,096
6.68%, 09/13/43	1,322	1,444,841
6.88%, 03/05/38(b)	420	448,355
6.88%, 02/15/98	216	237,987
8.13%, 07/15/39	2,710	3,390,316
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)(d)	1,070	1,028,726
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	388	373,856
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(b)	665	560,868
2.64%, 09/30/32 (Call 07/02/32)	748	569,397
2.85%, 07/27/26 (Call 04/27/26)	830	781,472
3.25%, 04/30/30 (Call 01/30/30)(b)	1,095	956,351
4.30%, 12/03/25 (Call 11/03/25)(b)	388	379,506

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(d)	$550	$508,114
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(d)	1,345	1,336,442
6.65%, 04/25/35 (Call 04/25/34), (1-day SOFR +2.325%)(d)	615	630,992
Comerica Bank
4.00%, 07/27/25	345	335,848
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(d)	275	244,627
Comerica Inc.
3.80%, 07/22/26(b)	492	470,213
4.00%, 02/01/29 (Call 11/03/28)(b)	994	911,652
5.98%, 01/30/30 (Call 01/30/29), (1-day SOFR + 2.155%)(b)(d)	1,020	1,005,440
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	2,112	1,945,680
1.88%, 09/15/31(a)(b)	1,159	941,826
2.55%, 03/14/27(a)(b)	1,696	1,587,193
2.63%, 09/06/26(a)(b)	1,220	1,153,537
2.69%, 03/11/31(a)	2,095	1,728,299
2.85%, 05/18/26(a)(b)	925	883,654
3.15%, 09/19/27(a)(b)	632	596,402
3.31%, 03/11/41(a)(b)	1,517	1,103,332
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(a)(d)	1,876	1,683,463
3.74%, 09/12/39(a)	2,021	1,600,162
3.78%, 03/14/32(a)	1,015	886,100
3.90%, 03/16/28(a)(b)	1,157	1,118,006
3.90%, 07/12/47(a)(b)	1,733	1,399,139
4.32%, 01/10/48(a)(b)	1,181	951,378
4.50%, 12/09/25(a)	538	528,114
5.84%, 03/13/34(a)(b)	2,400	2,397,718
Commonwealth Bank of Australia/New York
5.32%, 03/13/26(b)	1,535	1,539,157
5.50%, 09/12/25	500	501,291
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)(d)	1,649	1,552,599
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(d)	2,615	2,420,351
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(d)	1,300	1,241,334
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(d)	2,030	1,857,988
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(a)(b)(d)	1,696	1,613,761
3.75%, 07/21/26	2,273	2,184,696
3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(a)(d)	2,230	1,975,263
4.38%, 08/04/25	1,170	1,149,623
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(d)	2,050	1,998,687
5.25%, 05/24/41	2,082	2,075,714
5.25%, 08/04/45(b)	1,262	1,206,582
5.45%, 03/05/30 (Call 03/05/29), (1-year CMT + 1.120%)(a)(d)	1,330	1,325,773
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(d)	1,520	1,522,845
5.75%, 12/01/43	1,780	1,771,954
Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29(b)	$600	$591,901
4.85%, 01/09/26	500	497,198
5.04%, 03/05/27	1,220	1,215,607
5.50%, 07/18/25	750	750,965
5.50%, 10/05/26	915	920,811
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	605	583,305
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(d)	1,262	1,175,370
2.02%, 01/11/27(a)(b)	1,195	1,102,879
2.81%, 01/11/41(a)(b)	1,287	874,140
3.25%, 01/14/30(a)(b)	1,919	1,695,635
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(d)	1,555	1,447,288
5.13%, 03/11/27(a)	1,350	1,347,309
5.30%, 07/12/28(a)	1,890	1,899,709
5.34%, 01/10/30 (Call 01/10/29), (1-day SOFR + 1.690%)(a)(b)(d)	1,035	1,028,344
5.37%, 03/11/34(a)	1,125	1,113,067
5.51%, 07/05/33(a)(b)	795	804,616
5.59%, 07/05/26(a)	2,040	2,049,055
6.25%, 01/10/35 (Call 01/10/34), (1-day SOFR + 2.670%)(a)(d)	2,220	2,247,350
6.32%, 10/03/29 (Call 10/03/28), (1-day SOFR + 1.860%)(a)(d)	2,360	2,432,761
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(d)	2,462	2,366,195
4.13%, 01/10/27(a)	2,011	1,948,916
Credit Suisse AG/New York
1.25%, 08/07/26	2,090	1,908,561
5.00%, 07/09/27	1,810	1,789,445
7.50%, 02/15/28	3,095	3,306,380
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(d)	965	882,731
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(d)	917	869,200
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(d)	1,475	1,423,555
4.38%, 06/12/28(a)	1,094	1,048,970
5.43%, 03/01/28 (Call 03/01/27), (1-year CMT + 0.950%)(a)(d)	1,105	1,103,624
5.71%, 03/01/30 (Call 03/01/29), (1-year CMT + 1.400%)(a)(d)	1,200	1,201,297
6.26%, 09/22/26 (Call 09/22/25), (1-year CMT + 1.180%)(a)(d)	1,280	1,288,351
Deutsche Bank AG, 4.10%, 01/13/26	679	663,497
Deutsche Bank AG/New York
1.69%, 03/19/26	1,135	1,064,080
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(d)	2,805	2,656,253
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(d)	1,825	1,677,177
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(d)	2,545	2,346,949
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(d)	1,273	1,067,567
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(d)	2,767	2,433,828

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(d)	$1,200	$1,011,140
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(d)	1,400	1,157,770
4.10%, 01/13/26	660	643,412
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(d)	1,535	1,438,432
5.37%, 09/09/27	590	591,298
5.41%, 05/10/29	690	688,769
5.71%, 02/08/28 (Call 02/08/27), (1-day SOFR + 1.594%)(d)	900	898,224
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(d)	380	371,894
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(d)	1,210	1,211,432
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(d)	1,440	1,486,892
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(d)	1,440	1,494,787
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(d)	2,675	2,748,024
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(d)	1,455	1,491,431
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	940	800,701
3.45%, 07/27/26 (Call 04/27/26)	1,425	1,360,611
4.25%, 03/13/26	432	420,087
4.65%, 09/13/28 (Call 06/13/28)	1,070	1,024,174
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25), (1-year CMT + 0.850%)(a)(b)(d)	845	797,707
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(d)	1,365	1,261,182
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(a)(b)(d)	895	803,782
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(a)(d)	1,230	1,233,927
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(a)	647	638,579
4.55%, 08/23/27(a)	666	650,918
5.25%, 04/26/29(a)(b)	1,265	1,257,275
5.70%, 03/14/28(a)(b)	1,050	1,059,873
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(d)	865	790,246
2.55%, 05/05/27 (Call 04/05/27)	1,022	948,027
3.95%, 03/14/28 (Call 02/14/28)	773	734,061
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(d)	745	710,420
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(d)	770	700,618
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(d)	1,506	1,447,583
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(d)	465	460,810
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(d)	1,395	1,430,115
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(d)	1,299	1,323,346
8.25%, 03/01/38	1,490	1,746,473
Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	$1,017	$937,954
3.85%, 03/15/26 (Call 02/15/26)	901	871,613
3.95%, 07/28/25 (Call 06/28/25)	770	755,113
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	645	612,425
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	525	536,922
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	388	384,031
Goldman Sachs Bank USA/New York
5.28%, 03/18/27 (Call 03/18/26), (1-day SOFR +0.777%)(d)	1,855	1,847,435
5.41%, 05/21/27 (Call 05/21/26), (1-day SOFR +0.750%)(d)	2,225	2,218,280
Goldman Sachs Capital I, 6.35%, 02/15/34	1,095	1,130,204
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(d)	2,729	2,547,437
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(d)	3,937	3,661,848
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(d)	3,600	3,290,629
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(d)	5,498	5,055,684
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(d)	3,656	2,950,538
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(d)	5,116	4,175,886
2.60%, 02/07/30 (Call 11/07/29)	3,018	2,628,544
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(d)	4,893	4,083,849
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(d)	4,063	3,776,080
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(d)	4,352	3,604,610
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(d)	1,884	1,332,020
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(d)	5,775	4,901,287
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(d)	3,076	2,279,993
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(d)	2,686	2,036,672
3.50%, 11/16/26 (Call 11/16/25)	3,364	3,218,944
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(d)	4,485	4,277,224
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(d)	3,133	2,983,101
3.75%, 02/25/26 (Call 11/25/25)	2,277	2,216,965
3.80%, 03/15/30 (Call 12/15/29)	2,840	2,637,406
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(d)	3,216	3,037,134
3.85%, 01/26/27 (Call 01/26/26)	4,080	3,939,323
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(d)	3,499	2,969,676
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(d)	4,721	4,525,658
4.25%, 10/21/25(b)	2,511	2,466,190
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(d)	1,115	1,091,086
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(d)	2,145	1,900,246

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(d)	$3,505	$3,415,569
4.75%, 10/21/45 (Call 04/21/45)	2,472	2,239,385
4.80%, 07/08/44 (Call 01/08/44)	2,364	2,155,091
5.15%, 05/22/45	2,385	2,258,552
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(d)	3,120	3,161,197
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(d)	2,475	2,476,677
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR + 1.552%)(d)	4,360	4,452,750
5.95%, 01/15/27(b)	1,290	1,310,598
6.13%, 02/15/33	1,150	1,213,909
6.25%, 02/01/41	3,227	3,456,499
6.45%, 05/01/36	1,063	1,131,214
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(d)	3,530	3,673,402
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(d)	1,485	1,592,490
6.75%, 10/01/37	7,190	7,803,618
Hana Bank
1.25%, 12/16/26(a)	95	85,748
3.25%, 03/30/27(a)	280	264,995
3.50%, (Call 10/19/26), (5-year CMT + 2.409%)(a)(d)(e)	425	396,525
5.75%, 10/24/28(a)	230	235,451
HBOS PLC, 6.00%, 11/01/33(a)(b)	516	498,750
HSBC Bank USA NA, 7.00%, 01/15/39	975	1,098,729
HSBC Bank USA NA/New York
5.63%, 08/15/35	510	500,247
5.88%, 11/01/34	505	524,848
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3-mo. LIBOR US + 4.980%)(a)(b)(d)(e)	1,092	1,320,977
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(d)	2,830	2,531,610
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(d)	2,575	2,481,757
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(d)	2,765	2,421,162
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(d)	1,000	925,347
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(d)	2,210	1,835,103
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(d)	4,237	3,550,430
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(d)	2,227	1,914,659
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)(d)	2,410	2,006,939
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(d)	4,192	3,902,805
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(d)	3,538	3,402,024
4.25%, 08/18/25	860	843,100
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(d)	3,991	3,917,436
4.38%, 11/23/26	1,979	1,926,324
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(d)	3,881	3,746,265
Security	Par (000)	Value

Banks (continued)
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(d)	$3,090	$3,026,370
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(d)	2,825	2,612,056
4.95%, 03/31/30	3,457	3,385,037
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(d)	2,880	2,853,280
5.25%, 03/14/44(b)	2,105	1,970,712
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(d)	3,400	3,357,553
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(d)	2,000	2,000,233
5.60%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.060%)(d)	2,635	2,642,454
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(b)(d)	1,845	1,855,551
5.73%, 05/17/32 (Call 05/17/31), (1-day SOFR + 1.520%)(d)	2,000	2,006,011
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(d)	3,115	3,136,023
6.10%, 01/14/42(b)	1,095	1,169,987
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(d)	2,780	2,839,328
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)(d)	3,145	3,274,837
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(d)	3,755	3,966,710
6.50%, 05/02/36	1,890	1,992,062
6.50%, 05/02/36(b)	1,030	1,068,003
6.50%, 09/15/37	3,218	3,353,608
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(b)(d)	2,675	2,767,282
6.80%, 06/01/38(b)	814	869,835
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(d)	2,305	2,358,880
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(d)	3,050	3,221,246
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(d)	2,685	2,916,788
7.63%, 05/17/32(b)	220	245,394
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(d)	2,770	3,140,125
HSBC USA Inc.
5.29%, 03/04/27	970	972,278
7.20%, 07/15/97(b)	170	200,568
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(d)	795	600,464
2.55%, 02/04/30 (Call 11/04/29)	1,080	916,210
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(d)	1,422	1,376,008
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(d)	658	621,232
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(b)(d)	1,185	1,164,210
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(b)(d)	1,045	1,065,204
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(d)	970	945,294
5.65%, 01/10/30 (Call 11/10/29)	935	935,292

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)	$450	$425,268
4.00%, 03/18/26(a)	905	879,852
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)(b)	1,975	1,954,361
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,568	1,487,609
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(d)	1,403	1,339,698
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)(d)	1,244	1,160,132
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(d)	1,132	953,522
3.95%, 03/29/27	2,114	2,039,122
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(d)	1,495	1,440,175
4.05%, 04/09/29(b)	1,344	1,276,506
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(b)(d)	1,630	1,506,853
4.55%, 10/02/28	1,607	1,563,510
4.63%, 01/06/26(a)	2,476	2,444,581
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR + 1.440%)(d)	2,140	2,122,940
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR + 1.770%)(d)	1,840	1,821,861
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(d)	685	691,898
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(d)	1,075	1,108,602
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	1,460	1,377,959
3.88%, 01/12/28(a)	650	607,742
6.63%, 06/20/33(a)	2,045	2,114,943
7.00%, 11/21/25(a)	710	720,289
7.20%, 11/28/33(a)	2,350	2,526,981
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(a)(d)	2,210	2,368,698
7.80%, 11/28/53(a)(b)	2,055	2,304,061
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(a)(d)	1,830	2,034,668
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(d)	2,812	2,610,329
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(d)	4,017	3,760,850
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(d)	3,664	3,352,964
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(d)	4,695	4,365,766
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(d)	1,951	1,573,798
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(d)	4,028	3,260,558
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(d)	2,960	2,615,451
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(d)	2,415	2,205,447
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(d)	3,590	3,083,952

Security	Par (000)	Value

Banks (continued)
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(d)	$2,290	$1,565,693
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(d)	4,523	3,738,674
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(d)	4,668	3,918,229
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(d)	5,123	4,506,261
2.95%, 10/01/26 (Call 07/01/26)(b)	2,807	2,670,237
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(d)	2,550	2,394,363
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(d)	3,773	3,282,709
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(d)	4,907	4,157,551
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	2,112	1,585,262
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)(d)	3,090	2,101,074
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(d)	2,823	2,105,169
3.20%, 06/15/26 (Call 03/15/26)	2,608	2,510,057
3.30%, 04/01/26 (Call 01/01/26)	3,285	3,175,906
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	4,796	3,388,409
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(d)	3,304	3,109,524
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(d)	3,803	3,619,790
3.63%, 12/01/27 (Call 12/01/26)	1,861	1,774,446
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(d)	3,526	3,277,857
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(d)	3,246	3,117,713
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	3,470	2,969,365
3.90%, 07/15/25 (Call 04/15/25)	2,479	2,437,128
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	2,388	1,890,610
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(d)	2,940	2,866,669
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	4,383	3,506,967
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(d)	3,269	3,117,908
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	2,118	1,717,861
4.13%, 12/15/26	3,100	3,015,780
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(d)	3,584	3,434,539
4.25%, 10/01/27	2,512	2,448,801
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	2,682	2,262,085
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(d)	4,420	4,299,281
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(d)	3,146	3,042,822
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(d)	3,829	3,677,182
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(d)	2,785	2,693,317

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(d)	$3,505	$3,317,775
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(d)	4,590	4,530,200
4.85%, 02/01/44	1,435	1,340,598
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)(d)	5,888	5,706,125
4.95%, 06/01/45	2,449	2,287,250
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(d)	3,405	3,359,888
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(d)	1,995	1,978,036
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(d)	3,480	3,476,065
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(d)	2,420	2,392,785
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(d)	5,730	5,684,120
5.40%, 01/06/42	1,720	1,718,851
5.50%, 10/15/40(b)	1,810	1,824,635
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(d)	3,430	3,451,472
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(d)	3,670	3,709,946
5.60%, 07/15/41	2,446	2,500,785
5.63%, 08/16/43	1,771	1,804,835
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(d)	4,640	4,692,947
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(b)(d)	2,665	2,722,471
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(d)	3,005	3,054,422
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(d)	3,115	3,205,537
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(d)	3,885	4,099,534
6.40%, 05/15/38	3,507	3,885,009
7.63%, 10/15/26(b)	1,447	1,525,094
7.75%, 07/15/25	165	169,265
8.00%, 04/29/27(b)	1,354	1,456,450
8.75%, 09/01/30	387	451,792
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	3,770	3,762,413
KBC Group NV
5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)(d)	1,325	1,332,261
6.32%, 09/21/34 (Call 09/21/33), (1-year CMT + 2.050%)(a)(b)(d)	1,245	1,287,466
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	350	342,270
5.00%, 01/26/33 (Call 10/26/32)	1,030	945,124
KeyBank NA/Cleveland OH
3.30%, 06/01/25	908	883,964
3.40%, 05/20/26	837	792,300
3.90%, 04/13/29 (Call 03/13/29)	825	739,577
4.15%, 08/08/25(b)	1,439	1,407,926
4.90%, 08/08/32(b)	1,130	999,907
5.85%, 11/15/27 (Call 10/16/27)(b)	1,079	1,071,296
6.95%, 02/01/28	430	439,684
KeyCorp
2.25%, 04/06/27	1,128	1,020,792
Security	Par (000)	Value

Banks (continued)
2.55%, 10/01/29	$710	$599,168
4.10%, 04/30/28(b)	782	735,007
4.15%, 10/29/25(b)	473	461,847
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(d)	1,065	969,842
6.40%, 03/06/35 (Call 03/06/34), (1-day SOFR + 2.420%)(d)	1,050	1,057,040
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	1,053	1,009,500
Kookmin Bank
2.50%, 11/04/30(a)	60	49,677
4.63%, 04/21/28(a)	99	97,170
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(d)	890	824,141
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(d)	2,176	1,509,895
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(d)	2,415	2,263,416
3.75%, 01/11/27	1,765	1,696,983
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(d)	1,447	1,382,776
4.34%, 01/09/48	1,754	1,373,623
4.38%, 03/22/28	2,041	1,971,199
4.55%, 08/16/28	1,705	1,650,425
4.58%, 12/10/25	1,578	1,548,656
4.65%, 03/24/26	1,925	1,887,470
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(d)	1,505	1,486,624
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(d)	1,505	1,441,020
5.30%, 12/01/45(b)	755	692,806
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(d)	1,960	1,954,778
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(d)	1,820	1,813,705
5.72%, 06/05/30 (Call 06/05/29), (1-year CMT + 1.070%)(d)	1,400	1,408,037
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(d)	1,525	1,541,832
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(d)	1,770	1,778,695
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(d)	1,830	2,048,207
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(d)	648	619,311
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(d)	1,425	1,311,140
6.08%, 03/13/32 (Call 03/13/31), (1-day SOFR +2.260%)(d)	1,445	1,433,213
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(d)	90	94,615
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(d)	1,545	1,282,725
3.62%, 06/03/30(a)(b)	1,135	1,008,053
3.90%, 01/15/26(a)(b)	850	830,426
4.00%, 07/29/25(a)	520	511,731
4.88%, 06/10/25(a)	750	742,600
5.21%, 06/15/26(a)	985	983,011

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.39%, 12/07/26(a)	$1,185	$1,186,573
6.80%, 01/18/33(a)	1,320	1,386,858
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(a)(b)(d)	1,672	1,559,204
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(d)	1,245	1,136,303
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(d)	525	473,404
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(d)	1,485	1,222,983
2.87%, 01/14/33 (Call 01/14/32), (1-day SOFR + 1.532%)(a)(d)	1,809	1,487,312
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(a)(d)	946	888,672
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(d)	905	868,998
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)(d)	975	895,694
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(d)	710	692,021
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(a)(d)	1,223	1,199,758
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)(d)	765	760,595
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)(d)	435	429,504
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(a)(d)	1,105	1,114,023
6.26%, 12/07/34 (Call 12/07/33), (1-day SOFR + 2.303%)(a)(b)(d)	1,385	1,431,146
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	736	681,741
4.65%, 01/27/26 (Call 12/27/25)	575	562,505
4.70%, 01/27/28 (Call 12/27/27)	1,610	1,545,768
5.40%, 11/21/25 (Call 10/21/25)	1,267	1,260,602
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	2,015	1,925,016
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(d)	2,660	2,451,982
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(d)	1,815	1,662,336
2.05%, 07/17/30	1,795	1,489,823
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(d)	1,900	1,557,910
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(d)	1,905	1,763,497
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(d)	1,116	920,124
2.56%, 02/25/30	1,414	1,223,598
2.76%, 09/13/26	1,505	1,421,495
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(d)	1,509	1,270,738
3.20%, 07/18/29	1,901	1,725,328
3.29%, 07/25/27	616	582,406
3.68%, 02/22/27	1,439	1,385,683
3.74%, 03/07/29	2,191	2,059,492
3.75%, 07/18/39(b)	1,923	1,607,021
3.85%, 03/01/26	2,910	2,835,596
3.96%, 03/02/28	1,503	1,442,652
4.05%, 09/11/28(b)	1,347	1,294,965
Security	Par (000)	Value

Banks (continued)
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(d)	$1,320	$1,274,521
4.15%, 03/07/39(b)	838	739,820
4.29%, 07/26/38(b)	656	591,977
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(b)(d)	755	704,133
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(d)	1,945	1,930,313
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(d)	2,055	2,020,505
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(b)(d)	1,160	1,157,381
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(d)	800	796,865
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(d)	1,555	1,554,475
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(b)(d)	1,515	1,522,697
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(d)	1,630	1,635,933
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(d)	1,855	1,845,456
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)(d)	1,605	1,616,740
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(d)	981	987,265
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(b)(d)	710	713,262
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(d)	2,069	1,905,502
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(d)	1,503	1,385,556
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(d)	1,210	983,200
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(d)	853	688,038
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(d)	1,457	1,206,899
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(b)(d)	631	511,042
2.56%, 09/13/31	1,005	817,432
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(d)	765	651,833
2.84%, 09/13/26(b)	1,384	1,308,559
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(d)	675	594,340
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(d)	989	887,079
3.17%, 09/11/27(b)	1,065	997,070
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(d)	1,205	1,090,804
3.48%, 04/12/26(a)	2,195	2,117,261
3.66%, 02/28/27	691	661,909
4.02%, 03/05/28	1,415	1,355,731
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(d)	1,520	1,452,843
4.35%, 10/20/25(a)	790	774,088
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(d)	765	761,996

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)(d)	$1,290	$1,289,974
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(d)	1,280	1,274,115
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(d)	1,280	1,292,241
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(d)	1,082	1,090,674
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(d)	910	921,229
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)(d)	1,200	1,216,708
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(d)	1,520	1,543,456
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(d)	1,935	1,958,651
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(d)	3,435	3,201,343
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(d)	3,920	3,608,503
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(d)	4,695	4,354,911
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(d)	3,879	3,088,626
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(d)	3,269	2,611,707
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(d)	4,654	3,774,042
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(d)	2,990	2,777,910
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(d)	4,115	3,244,480
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(d)	3,570	2,931,805
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(d)	4,731	4,117,360
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)(d)	2,748	1,731,399
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(d)	3,665	3,086,686
3.13%, 07/27/26	4,019	3,839,376
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	2,714	2,024,490
3.59%, 07/22/28 (Call 07/22/27)(d)	4,297	4,076,485
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(d)	3,900	3,559,901
3.63%, 01/20/27	3,976	3,825,093
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(d)	4,142	3,925,740
3.88%, 01/27/26	4,022	3,923,126
3.95%, 04/23/27	2,685	2,590,712
3.97%, 07/22/38 (Call 07/22/37)(d)	2,951	2,488,400
4.00%, 07/23/25	2,678	2,634,563
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(d)	3,343	3,240,103
4.30%, 01/27/45	3,303	2,833,485
4.35%, 09/08/26	3,078	3,011,067
4.38%, 01/22/47	3,047	2,621,054
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(d)	4,045	3,896,300
Security	Par (000)	Value

Banks (continued)
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	$1,472	$1,318,821
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)(d)	2,855	2,823,161
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(d)	2,760	2,644,657
5.00%, 11/24/25	2,090	2,073,564
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(d)	1,935	1,921,371
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(d)	3,625	3,601,076
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(d)	3,635	3,610,515
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(d)	3,240	3,216,823
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(d)	4,460	4,358,832
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(d)	2,865	2,739,887
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(d)	3,360	3,325,190
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(d)	2,090	2,097,314
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(d)	3,145	3,122,397
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(d)	2,655	2,694,373
5.65%, 04/13/28 (Call 04/13/27), (1-day SOFR +1.010%)(d)	3,270	3,292,198
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(d)	2,510	2,542,853
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(d)	2,840	2,896,729
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(d)	1,810	1,791,900
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(d)	2,695	2,675,592
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(d)	1,980	1,993,820
6.25%, 08/09/26	1,185	1,207,543
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(d)	3,290	3,384,067
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(d)	4,185	4,424,803
6.38%, 07/24/42	2,628	2,915,805
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(d)	2,610	2,716,305
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(d)	2,435	2,618,510
7.25%, 04/01/32	1,388	1,568,679
Morgan Stanley Bank N.A., 5.50%, 05/26/28 (Call 05/26/27), (1-day SOFR +0.865%)(d)	2,250	2,260,033
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	2,000	1,979,328
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(d)	2,155	2,134,073
5.48%, 07/16/25 (Call 06/16/25)	1,150	1,151,049
5.88%, 10/30/26 (Call 09/30/26)	2,295	2,323,056
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	300	270,094
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	1,710	1,579,481

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.33%, 08/21/30(a)	$2,075	$1,700,937
2.65%, 01/14/41(a)(b)	1,085	726,137
2.99%, 05/21/31(a)	1,297	1,087,431
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.7000%)(a)(d)	1,847	1,549,427
3.50%, 01/10/27(a)	1,060	1,019,883
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(a)(d)	2,166	1,983,627
4.95%, 01/10/34(a)(b)	855	838,823
6.43%, 01/12/33(a)	2,755	2,870,242
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,713	1,622,112
3.38%, 01/14/26	1,002	973,836
3.50%, 06/09/25	560	549,321
3.91%, 06/09/27	950	919,901
4.75%, 12/10/25	525	521,315
4.79%, 01/10/29	835	826,062
4.90%, 06/13/28(b)	1,600	1,593,251
4.94%, 01/12/28	1,565	1,559,761
4.97%, 01/12/26	1,493	1,486,279
National Bank of Canada, 5.60%, 12/18/28	795	802,245
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)	755	706,572
5.00%, 05/30/28 (Call 04/30/28)(a)	905	902,040
5.10%, 11/21/27 (Call 10/21/27)(a)	1,065	1,063,579
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(d)	2,140	1,976,072
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(d)	1,370	1,148,794
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(d)	1,442	1,346,217
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(d)	1,655	1,574,743
4.80%, 04/05/26	1,743	1,721,036
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(d)	2,423	2,361,763
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(d)	2,466	2,415,965
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)(d)	625	623,500
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(d)	800	799,812
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(b)(d)	2,790	2,791,862
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)(d)	1,855	1,873,575
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(d)	1,095	1,097,952
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(d)	1,180	1,206,351
6.48%, 06/01/34 (Call 03/01/29), (5-year CMT + 2.200%)(d)	1,030	1,049,001
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(d)	1,896	1,941,781
NatWest Markets PLC
1.60%, 09/29/26(a)	1,855	1,698,299
5.41%, 05/17/29(a)	1,000	996,994
5.42%, 05/17/27(a)	1,000	998,946
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(d)	215	195,834
Security	Par (000)	Value

Banks (continued)
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25), (6-year CMT + 2.832%)(a)(d)(e)	$584	$563,560
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26), (6-year CMT + 2.875%)(a)(d)(e)	185	170,692
NongHyup Bank
1.25%, 07/28/26(a)	75	68,616
4.25%, 07/06/27(a)	50	48,393
Nordea Bank Abp
0.75%, 08/28/25(a)	1,312	1,239,219
1.50%, 09/30/26(a)	2,455	2,247,332
3.60%, 06/06/25(a)	888	871,685
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)(d)	582	549,058
4.75%, 09/22/25(a)(b)	690	684,270
5.00%, 03/19/27(a)	620	617,020
5.38%, 09/22/27(a)	1,365	1,366,688
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	1,810	1,639,104
2.08%, 09/22/31(a)(b)	1,190	944,598
4.87%, 09/14/27(a)	1,330	1,303,899
5.07%, 09/14/32(a)	417	403,685
5.43%, 03/09/28(a)(b)	1,156	1,151,831
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,401	1,182,204
3.15%, 05/03/29 (Call 02/03/29)	864	794,613
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(d)	698	655,514
3.65%, 08/03/28 (Call 05/03/28)(b)	449	428,374
3.95%, 10/30/25	825	808,744
4.00%, 05/10/27 (Call 04/10/27)	1,449	1,409,809
6.13%, 11/02/32 (Call 08/02/32)(b)	1,285	1,333,173
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(d)	1,110	1,057,201
PNC Bank NA
2.70%, 10/22/29	1,280	1,113,982
3.10%, 10/25/27 (Call 09/25/27)	1,616	1,507,303
3.25%, 06/01/25 (Call 05/02/25)	1,195	1,168,634
3.25%, 01/22/28 (Call 12/23/27)(b)	1,190	1,110,874
4.05%, 07/26/28	1,945	1,843,919
4.20%, 11/01/25 (Call 10/02/25)	435	425,884
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	1,012	925,250
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(b)(d)	1,600	1,318,016
2.55%, 01/22/30 (Call 10/24/29)	2,654	2,307,143
2.60%, 07/23/26 (Call 05/23/26)	1,348	1,275,416
3.15%, 05/19/27 (Call 04/19/27)(b)	1,129	1,069,678
3.45%, 04/23/29 (Call 01/23/29)	2,065	1,906,484
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(d)	1,104	1,023,866
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	1,755	1,732,966
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(d)	2,255	2,164,842
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(d)	1,095	1,091,855
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(d)	1,450	1,447,902
5.49%, 05/14/30 (Call 05/14/29), (1-day SOFR + 1.198%)(d)	1,625	1,626,819

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(d)	$2,291	$2,306,154
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(d)	2,295	2,295,087
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(d)	1,061	1,062,564
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(d)	1,055	1,074,513
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(d)	2,480	2,545,000
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(d)	1,545	1,582,262
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(d)	2,050	2,221,807
Regions Bank/Birmingham AL, 6.45%, 06/26/37	910	929,950
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	858	738,917
7.38%, 12/10/37	409	449,558
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(c)	50	52,436
Royal Bank of Canada
0.88%, 01/20/26	936	873,928
1.15%, 06/10/25(b)	2,172	2,080,401
1.15%, 07/14/26	1,837	1,685,811
1.20%, 04/27/26	2,267	2,099,345
1.40%, 11/02/26	1,400	1,281,205
2.05%, 01/21/27(b)	730	676,575
2.30%, 11/03/31	2,215	1,824,066
3.63%, 05/04/27	1,761	1,690,511
3.88%, 05/04/32	1,418	1,292,095
4.24%, 08/03/27	1,242	1,209,406
4.65%, 01/27/26	1,927	1,901,767
4.88%, 01/12/26	1,285	1,276,082
4.88%, 01/19/27	1,125	1,116,828
4.90%, 01/12/28	1,459	1,445,488
4.95%, 02/01/29(b)	1,990	1,972,741
5.00%, 02/01/33	2,440	2,392,849
5.00%, 05/02/33(b)	1,155	1,137,634
5.15%, 02/01/34	2,360	2,326,960
5.20%, 07/20/26	1,560	1,557,489
5.20%, 08/01/28	1,370	1,376,078
6.00%, 11/01/27	1,800	1,844,222
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(d)	1,370	1,256,054
3.24%, 10/05/26 (Call 08/05/26)	1,380	1,300,167
3.45%, 06/02/25 (Call 05/02/25)(b)	1,068	1,042,601
4.40%, 07/13/27 (Call 04/14/27)	1,567	1,512,487
4.50%, 07/17/25 (Call 04/17/25)	1,238	1,217,638
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)(d)	640	636,702
6.12%, 05/31/27 (Call 05/31/26), (1-day SOFR +1.232%)(b)(d)	455	456,626
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(b)(d)	865	870,782
6.34%, 05/31/35 (Call 05/31/34), (1-day SOFR + 2.138%)(d)	455	455,507
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(d)	1,475	1,503,824
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(d)	844	863,297
Security	Par (000)	Value

Banks (continued)
7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(d)	$860	$929,454
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(d)	1,132	1,074,725
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(d)	1,315	1,212,208
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(d)	1,435	1,319,888
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(d)	855	716,136
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(d)	1,390	1,307,667
5.63%, 09/15/45(a)	75	62,229
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(d)	1,424	1,461,596
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(d)	1,895	1,922,439
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	75	68,377
3.75%, 09/20/27(a)	200	188,185
4.00%, 04/23/29(a)(b)	577	534,959
4.38%, 04/13/32(a)	600	549,223
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	200	187,106
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(e)	366	339,926
5.00%, 07/24/28(a)	165	162,635
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	540	509,843
1.20%, 09/09/26(a)	440	400,090
1.40%, 11/19/25(a)	195	184,019
5.13%, 03/05/27(a)(b)	970	968,133
5.38%, 03/05/29(a)(b)	945	940,730
Societe Generale SA
1.38%, 07/08/25(a)	200	191,392
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(d)	2,590	2,420,383
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(b)(d)	1,674	1,542,134
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(d)	2,145	1,982,123
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(a)(d)	1,845	1,517,445
3.00%, 01/22/30(a)(b)	1,363	1,179,669
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(a)(b)(d)	1,525	1,275,148
3.63%, 03/01/41(a)	1,555	1,062,292
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(a)(d)	846	717,690
4.00%, 01/12/27(a)	1,285	1,233,312
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(d)	1,095	775,999
4.25%, 08/19/26(a)	1,392	1,337,158
4.35%, 06/13/25(a)	315	311,293
4.68%, 06/15/27(a)(b)	510	503,198
4.75%, 11/24/25(a)(b)	720	706,667
4.75%, 09/14/28(a)(b)	731	708,730
5.52%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.500%)(a)(d)	1,340	1,328,798

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.63%, 01/19/30 (Call 01/19/29), (1-year CMT + 1.750%)(a)(d)	$1,395	$1,383,600
5.63%, 11/24/45(a)(b)	380	333,176
6.07%, 01/19/35 (Call 01/19/34), (1-year CMT + 2.100%)(a)(d)	1,450	1,450,112
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)(d)	1,612	1,610,617
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(d)	1,615	1,627,689
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(d)	1,450	1,480,588
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(a)(d)	1,975	2,062,820
7.13%, 01/19/55 (Call 01/19/54), (1-year CMT + 2.950%)(a)(d)	1,600	1,593,403
7.37%, 01/10/53(a)(b)	1,305	1,342,543
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,190	1,288,613
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(a)(d)	1,510	1,406,592
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(d)	1,920	1,776,829
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(d)	1,230	1,004,344
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(d)	1,981	1,666,360
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(d)	1,075	905,699
4.05%, 04/12/26(a)	1,262	1,228,666
4.30%, 02/19/27(a)(b)	1,385	1,338,805
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(d)	760	713,693
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)(d)	2,210	2,097,018
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(a)(b)(d)	985	937,075
5.30%, 01/09/43(a)(b)	883	812,376
5.69%, 05/14/28 (Call 05/14/27), (1-year CMT + 1.050%)(a)(d)	1,455	1,455,849
5.70%, 03/26/44(a)(b)	1,526	1,486,496
5.91%, 05/14/35 (Call 05/14/34), (1-year CMT + 1.450%)(a)(d)	2,600	2,597,071
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(a)(b)(d)	1,820	1,857,638
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)(d)	1,350	1,357,405
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(a)(d)	1,660	1,674,229
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(d)	2,025	2,067,564
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(a)(b)(d)	1,330	1,378,234
7.02%, 02/08/30 (Call 02/08/29), (1-year CMT + 2.200%)(a)(d)	1,435	1,510,175
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(d)	1,460	1,554,005
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(d)	638	586,319
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(d)	990	917,368
Security	Par (000)	Value

Banks (continued)
2.20%, 03/03/31	$1,317	$1,092,813
2.40%, 01/24/30(b)	1,197	1,048,917
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(d)	438	364,936
2.65%, 05/19/26(b)	1,020	972,114
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(d)	835	732,186
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(d)	485	435,787
3.55%, 08/18/25	912	894,465
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(d)	746	716,278
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(d)	1,070	984,754
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(d)	700	661,292
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(d)	1,215	1,168,237
4.99%, 03/18/27 (Call 02/18/27)	1,285	1,282,565
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(d)	865	851,145
5.27%, 08/03/26 (Call 07/03/26)	1,620	1,619,873
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(d)	1,200	1,225,169
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(d)	874	877,118
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(d)	650	663,082
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(d)	845	873,858
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,773	1,651,630
1.40%, 09/17/26	2,740	2,508,603
1.47%, 07/08/25	2,350	2,248,717
1.71%, 01/12/31	785	626,389
1.90%, 09/17/28	3,020	2,631,166
2.13%, 07/08/30	2,075	1,726,894
2.14%, 09/23/30(b)	1,239	1,026,822
2.17%, 01/14/27	915	846,561
2.22%, 09/17/31	1,158	939,246
2.30%, 01/12/41(b)	650	435,208
2.47%, 01/14/29	1,092	966,281
2.63%, 07/14/26(b)	2,966	2,807,262
2.72%, 09/27/29	755	665,023
2.75%, 01/15/30(b)	1,780	1,553,278
2.93%, 09/17/41(b)	560	409,111
3.01%, 10/19/26	1,342	1,272,766
3.04%, 07/16/29	3,220	2,891,880
3.05%, 01/14/42	405	301,234
3.20%, 09/17/29	801	721,325
3.35%, 10/18/27	1,065	1,002,580
3.36%, 07/12/27	1,933	1,830,882
3.45%, 01/11/27	1,789	1,711,455
3.54%, 01/17/28	1,476	1,394,709
3.78%, 03/09/26(b)	2,665	2,592,494
3.94%, 07/19/28(b)	939	897,117
4.31%, 10/16/28(b)	854	830,031
5.46%, 01/13/26	1,525	1,524,977
5.52%, 01/13/28	2,355	2,378,969
5.71%, 01/13/30	1,670	1,697,817
5.72%, 09/14/28	1,275	1,296,166

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.77%, 01/13/33(b)	$2,335	$2,397,119
5.78%, 07/13/33(b)	895	918,955
5.80%, 07/13/28	1,215	1,238,674
5.81%, 09/14/33	1,120	1,157,268
5.85%, 07/13/30	930	953,004
5.88%, 07/13/26	785	792,455
6.18%, 07/13/43(b)	1,420	1,551,510
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(a)	539	509,282
1.35%, 09/16/26(a)(b)	1,168	1,067,641
1.55%, 03/25/26(a)	1,500	1,402,297
2.80%, 03/10/27(a)(b)	940	880,453
4.80%, 09/15/25(a)	400	396,088
4.95%, 09/15/27(a)	475	470,129
5.20%, 03/07/27(a)(b)	605	602,939
5.20%, 03/07/29(a)(b)	555	555,604
5.35%, 03/07/34(a)(b)	600	599,689
5.50%, 03/09/28(a)	895	904,401
5.55%, 09/14/28(a)	935	946,324
5.65%, 03/09/26(a)	1,335	1,340,115
5.65%, 09/14/26(a)	1,165	1,170,497
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(d)	1,575	1,446,819
3.65%, 06/10/25(a)(b)	725	712,025
3.95%, 06/10/27(a)(b)	1,040	1,006,361
5.13%, 05/28/27(a)	500	499,351
5.25%, 06/15/26(a)	415	415,061
5.50%, 06/15/28(a)(b)	1,085	1,088,220
Swedbank AB
1.54%, 11/16/26(a)	1,400	1,277,893
5.34%, 09/20/27(a)	1,285	1,281,016
5.41%, 03/14/29(a)	600	596,615
5.47%, 06/15/26(a)	1,210	1,212,338
6.14%, 09/12/26(a)(b)	735	742,509
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	1,110	1,099,300
5.63%, 08/23/27 (Call 07/23/27)	1,134	1,118,239
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	650	627,269
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(b)	375	371,007
Toronto-Dominion Bank (The)
0.75%, 09/11/25(b)	1,036	977,182
0.75%, 01/06/26(b)	1,650	1,535,432
1.15%, 06/12/25	980	938,042
1.20%, 06/03/26	1,930	1,778,368
1.25%, 09/10/26	2,030	1,854,478
1.95%, 01/12/27(b)	1,310	1,211,024
2.00%, 09/10/31(b)	1,250	1,008,685
2.45%, 01/12/32	855	700,229
2.80%, 03/10/27	1,645	1,541,592
3.20%, 03/10/32	2,041	1,759,891
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)(d)	2,012	1,917,895
3.77%, 06/06/25	1,955	1,921,289
4.11%, 06/08/27	2,270	2,199,475
4.46%, 06/08/32	2,645	2,486,569
4.69%, 09/15/27	2,420	2,377,750
4.98%, 04/05/27(b)	1,100	1,091,542
4.99%, 04/05/29	2,100	2,071,543
5.10%, 01/09/26	1,873	1,866,255
Security	Par (000)	Value

Banks (continued)
5.16%, 01/10/28	$1,910	$1,904,994
5.26%, 12/11/26(b)	1,400	1,398,760
5.52%, 07/17/28	1,975	1,992,514
5.53%, 07/17/26	2,480	2,486,761
8.13%, 10/31/82 (Call 10/31/27), (5-year CMT + 4.075%)(d)	133	137,846
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	1,648	1,362,513
3.30%, 05/15/26 (Call 04/15/26)	1,209	1,157,830
3.63%, 09/16/25 (Call 08/16/25)	1,644	1,600,698
3.80%, 10/30/26 (Call 09/30/26)	1,405	1,349,563
4.05%, 11/03/25 (Call 09/03/25)	845	829,053
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,100	967,271
1.20%, 08/05/25 (Call 07/03/25)	647	614,650
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(d)	1,963	1,820,780
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(d)	1,676	1,458,094
1.95%, 06/05/30 (Call 03/05/30)	1,355	1,112,998
3.70%, 06/05/25 (Call 05/05/25)	820	804,090
3.88%, 03/19/29 (Call 02/16/29)(b)	291	270,188
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(d)	1,375	1,321,070
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(d)	1,347	1,324,689
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(d)	1,950	1,908,271
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(d)	1,610	1,487,043
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(d)	2,125	2,023,775
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(d)	1,360	1,352,289
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(d)	1,825	1,813,392
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(d)	2,095	2,101,863
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(d)	1,365	1,368,312
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(d)	1,790	1,803,241
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(d)	1,250	1,276,148
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(d)	1,890	2,001,803
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	1,749	1,399,171
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(d)	1,965	1,809,018
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(d)	1,965	1,536,058
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(d)	1,592	1,306,210
3.00%, 07/30/29 (Call 04/30/29)	1,502	1,334,046
3.10%, 04/27/26 (Call 03/27/26)(b)	1,521	1,458,021
3.90%, 04/26/28 (Call 03/24/28)	1,513	1,446,257
3.95%, 11/17/25 (Call 10/17/25)(b)	902	883,198
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.6600%)(d)	2,224	2,164,477

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)(d)	$2,145	$2,090,993
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(d)	2,990	2,817,088
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(d)	2,000	1,870,528
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(d)	1,230	1,226,943
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(d)	1,255	1,253,135
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(d)	1,802	1,804,914
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(d)	1,355	1,370,018
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(d)	2,120	2,137,164
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(d)	2,370	2,396,932
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(d)	710	730,770
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,719	1,620,912
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,978	1,877,557
UBS AG/London
1.25%, 06/01/26	1,525	1,406,139
4.50%, 06/26/48	1,325	1,166,882
5.65%, 09/11/28	1,850	1,883,216
5.80%, 09/11/25	800	803,111
UBS AG/Stamford CT, 7.50%, 07/15/25	555	564,498
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(d)	2,715	2,518,037
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(a)(d)	1,780	1,655,314
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(d)	2,745	2,508,608
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(a)(d)	2,727	2,191,968
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(d)	2,297	2,214,922
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(d)	2,300	1,879,752
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(a)(b)(d)	4,608	3,926,675
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(a)(d)	2,140	1,908,825
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(b)(d)	2,060	1,479,763
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(d)	2,722	2,569,442
4.13%, 09/24/25(a)	2,534	2,481,276
4.13%, 04/15/26(a)	2,795	2,721,799
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(a)(d)	4,161	3,867,938
4.25%, 03/23/28 (Call 03/23/27)(a)	2,810	2,688,793
4.28%, 01/09/28 (Call 01/09/27)(a)	3,022	2,894,070
4.55%, 04/17/26	2,525	2,482,559
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(d)	2,015	1,975,869
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(d)	1,700	1,662,522
4.88%, 05/15/45	2,638	2,405,598
Security	Par (000)	Value

Banks (continued)
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(a)(d)	$2,005	$1,916,467
5.43%, 02/08/30 (Call 02/08/29), (1-year CMT + 1.520%)(a)(d)	2,320	2,309,759
5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(a)(d)	2,165	2,162,004
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)(d)	2,390	2,388,765
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(a)(d)	3,130	3,185,659
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(a)(d)	1,860	1,912,499
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(a)(d)	2,505	2,615,399
6.33%, 12/22/27 (Call 12/22/26), (1-year CMT + 1.600%)(a)(d)	1,650	1,676,162
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(d)	2,095	2,105,242
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(b)(d)	2,445	2,505,677
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(a)(b)(d)	3,845	4,049,596
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(a)(d)	2,545	3,083,891
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)(d)	1,525	1,416,510
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)(d)	954	914,498
3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(d)	1,207	1,019,480
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	95	88,329
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(d)	1,572	1,492,856
Wachovia Corp.
5.50%, 08/01/35	1,295	1,274,328
6.61%, 10/01/25	185	187,015
7.50%, 04/15/35(b)	851	965,901
7.57%, 08/01/26(b)(c)	775	805,460
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(b)	463	425,738
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(d)	4,295	3,940,041
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(d)	4,336	3,731,602
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(d)	5,075	4,471,047
3.00%, 04/22/26	4,265	4,082,612
3.00%, 10/23/26	4,592	4,355,161
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	4,929	3,618,426
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)(d)	3,265	3,122,614
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(d)	5,536	4,773,835
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(d)	5,400	5,134,372
3.55%, 09/29/25	3,239	3,158,158

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(d)	$3,715	$3,531,527
3.90%, 05/01/45	2,825	2,268,574
4.10%, 06/03/26	3,316	3,234,150
4.15%, 01/24/29 (Call 10/24/28)	3,642	3,490,076
4.30%, 07/22/27(b)	3,948	3,837,681
4.40%, 06/14/46	2,736	2,232,359
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(d)	2,920	2,780,690
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(d)	2,307	2,279,493
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	4,430	3,781,282
4.65%, 11/04/44	2,433	2,088,882
4.75%, 12/07/46	2,630	2,265,913
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(d)	4,290	4,213,640
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(d)	5,456	5,220,999
4.90%, 11/17/45(b)	2,615	2,305,336
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	7,309	6,664,468
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(d)	2,915	2,890,108
5.38%, 02/07/35	770	769,058
5.38%, 11/02/43	2,544	2,410,851
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(d)	4,750	4,674,899
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(b)(d)	3,055	3,028,535
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(d)	5,930	5,903,460
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(d)	5,445	5,475,780
5.61%, 01/15/44	3,271	3,179,003
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(d)	3,745	3,770,634
5.95%, 12/01/86 (Call 12/15/36)	496	499,675
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(d)	3,285	3,399,334
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(d)	4,405	4,685,256
Series B, 7.95%, 11/15/29	370	408,814
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	1,750	1,737,031
5.25%, 12/11/26 (Call 11/10/26)	3,140	3,141,550
5.45%, 08/07/26 (Call 07/07/26)	2,940	2,950,415
5.55%, 08/01/25 (Call 07/01/25)	2,000	2,003,927
5.85%, 02/01/37	1,430	1,455,543
5.95%, 08/26/36(b)	895	918,069
6.60%, 01/15/38	1,785	1,945,146
Westpac Banking Corp.
1.15%, 06/03/26	1,737	1,605,372
1.95%, 11/20/28	1,817	1,595,483
2.15%, 06/03/31	1,163	963,530
2.65%, 01/16/30	1,040	922,371
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(d)	1,809	1,483,173
2.70%, 08/19/26	1,596	1,515,461
2.85%, 05/13/26	2,068	1,978,315
2.96%, 11/16/40(b)	1,386	967,549
Security	Par (000)	Value

Banks (continued)
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(d)	$1,462	$1,195,653
3.13%, 11/18/41	1,370	961,309
3.35%, 03/08/27(b)	1,529	1,463,062
3.40%, 01/25/28	1,474	1,395,701
3.74%, 08/26/25	152	148,994
4.04%, 08/26/27(b)	365	355,092
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(d)	1,682	1,546,058
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(d)	2,013	1,941,185
4.42%, 07/24/39	1,128	988,688
5.05%, 04/16/29	1,300	1,297,247
5.20%, 04/16/26	1,300	1,299,009
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(d)	1,294	1,262,412
5.46%, 11/18/27(b)	1,415	1,433,202
5.51%, 11/17/25	1,225	1,229,634
5.54%, 11/17/28	1,685	1,717,286
6.82%, 11/17/33	1,005	1,074,931
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	805	794,835
5.13%, 02/26/27(a)(b)	965	961,437
5.20%, 02/28/29(a)(b)	930	924,200
Wintrust Financial Corp., 4.85%, 06/06/29	497	453,049
Woori Bank
4.88%, 01/26/28(a)	25	24,773
5.13%, 08/06/28(a)(b)	460	449,287
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	790	655,301
		2,353,271,545
Beverages — 1.7%
Anheuser-Busch
Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	6,789	6,410,392
4.90%, 02/01/46 (Call 08/01/45)	12,545	11,519,304
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,185	1,052,602
4.70%, 02/01/36 (Call 08/01/35)	1,205	1,137,800
4.90%, 02/01/46 (Call 08/01/45)	2,053	1,864,836
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,457	2,269,185
3.75%, 07/15/42(b)	60	48,621
4.00%, 04/13/28 (Call 01/13/28)(b)	3,416	3,315,557
4.35%, 06/01/40 (Call 12/01/39)	1,504	1,322,289
4.38%, 04/15/38 (Call 10/15/37)	2,385	2,154,219
4.44%, 10/06/48 (Call 04/06/48)	2,423	2,064,385
4.50%, 06/01/50 (Call 12/01/49)	245	216,906
4.60%, 04/15/48 (Call 10/15/47)	1,288	1,132,786
4.60%, 06/01/60 (Call 12/01/59)(b)	45	38,889
4.75%, 01/23/29 (Call 10/23/28)	5,741	5,700,517
4.75%, 04/15/58 (Call 10/15/57)	1,320	1,161,339
4.90%, 01/23/31 (Call 10/23/30)(b)	1,199	1,196,867
4.95%, 01/15/42	2,026	1,896,805
5.00%, 06/15/34 (Call 03/15/34)	1,320	1,297,433
5.45%, 01/23/39 (Call 07/23/38)	2,899	2,907,822
5.55%, 01/23/49 (Call 07/23/48)	5,160	5,168,203
5.80%, 01/23/59 (Call 07/23/58)	2,542	2,634,523
5.88%, 06/15/35	285	297,563
6.63%, 08/15/33	487	531,696

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
8.00%, 11/15/39(b)	$711	$889,092
8.20%, 01/15/39	1,529	1,936,349
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)	450	424,083
4.70%, 05/15/28 (Call 02/15/28)(a)	1,250	1,210,567
5.15%, 05/15/38 (Call 11/15/37)(a)(b)	815	751,521
5.30%, 05/15/48 (Call 11/15/47)(a)	1,250	1,121,603
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(a)	640	627,409
5.40%, 06/15/33 (Call 03/15/33)(a)	462	448,734
5.90%, 06/15/43 (Call 12/15/42)(a)	165	160,267
Becle SAB de CV, 2.50%, 10/14/31
(Call 07/14/31)(a)(b)	655	514,175
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	470	368,697
4.00%, 04/15/38 (Call 10/15/37)	585	510,753
4.50%, 07/15/45 (Call 01/15/45)(b)	754	665,517
4.75%, 04/15/33 (Call 01/15/33)	845	822,734
Coca-Cola Co. (The)
1.00%, 03/15/28	1,775	1,546,512
1.38%, 03/15/31	1,866	1,488,060
1.45%, 06/01/27(b)	1,878	1,704,588
1.50%, 03/05/28	1,215	1,080,785
1.65%, 06/01/30	2,010	1,669,070
2.00%, 03/05/31	1,154	961,574
2.13%, 09/06/29	1,474	1,292,608
2.25%, 01/05/32	1,255	1,047,807
2.50%, 06/01/40	1,601	1,124,018
2.50%, 03/15/51(b)	1,755	1,058,698
2.60%, 06/01/50(b)	2,026	1,253,743
2.75%, 06/01/60(b)	1,317	790,613
2.88%, 05/05/41	1,187	872,121
2.90%, 05/25/27	977	925,964
3.00%, 03/05/51(b)	1,920	1,293,830
3.38%, 03/25/27(b)	1,610	1,551,465
3.45%, 03/25/30	1,708	1,584,188
4.20%, 03/25/50	1,025	878,057
5.00%, 05/13/34 (Call 02/13/34)	1,100	1,096,312
5.30%, 05/13/54 (Call 11/13/53)	1,150	1,133,405
5.40%, 05/13/64 (Call 11/13/63)	1,100	1,083,392
Coca-Cola Consolidated Inc.
3.80%, 11/25/25 (Call 08/25/25)(b)	430	419,981
5.25%, 06/01/29 (Call 05/01/29)	650	651,476
5.45%, 06/01/34 (Call 03/01/34)(b)	650	653,562
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)	972	886,000
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,105	847,100
2.75%, 01/22/30 (Call 10/22/29)	1,425	1,254,415
5.25%, 11/26/43	520	508,359
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	1,467	1,197,446
2.88%, 05/01/30 (Call 02/01/30)	1,053	920,550
3.15%, 08/01/29 (Call 05/01/29)	1,343	1,213,116
3.50%, 05/09/27 (Call 02/09/27)	723	687,848
3.60%, 02/15/28 (Call 11/15/27)	1,165	1,099,358
3.70%, 12/06/26 (Call 09/06/26)(b)	1,105	1,062,906
3.75%, 05/01/50 (Call 11/01/49)	880	648,899
4.10%, 02/15/48 (Call 08/15/47)	931	731,660
4.35%, 05/09/27 (Call 04/09/27)	555	541,616
4.40%, 11/15/25 (Call 09/15/25)	760	748,479
Security	Par (000)	Value

Beverages (continued)
4.50%, 05/09/47 (Call 11/09/46)	$757	$632,706
4.65%, 11/15/28 (Call 08/15/28)	810	792,413
4.75%, 12/01/25	590	583,259
4.75%, 05/09/32 (Call 02/09/32)	905	866,260
4.80%, 01/15/29 (Call 12/15/28)	595	584,445
4.90%, 05/01/33 (Call 02/01/33)	1,140	1,095,842
5.00%, 02/02/26 (Call 06/11/24)(b)	295	294,620
5.25%, 11/15/48 (Call 05/15/48)	737	685,678
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,045	992,092
2.00%, 04/29/30 (Call 01/29/30)(b)	930	786,194
2.13%, 04/29/32 (Call 01/29/32)	1,145	923,332
2.38%, 10/24/29 (Call 07/24/29)	1,303	1,144,532
3.88%, 05/18/28 (Call 02/18/28)	940	902,694
3.88%, 04/29/43 (Call 10/29/42)	590	484,946
5.20%, 10/24/25(b)	783	781,633
5.30%, 10/24/27 (Call 09/24/27)(b)	1,180	1,188,827
5.38%, 10/05/26 (Call 09/05/26)	1,120	1,126,045
5.50%, 01/24/33 (Call 10/24/32)	1,470	1,500,765
5.63%, 10/05/33 (Call 07/05/33)	765	790,623
5.88%, 09/30/36(b)	538	565,904
Diageo Investment Corp.
4.25%, 05/11/42(b)	613	534,091
7.45%, 04/15/35	235	273,576
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 (Call 07/16/49)	145	101,522
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)	1,687	1,598,295
4.00%, 10/01/42(a)(b)	706	580,886
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	595	501,993
JDE Peet’s NV
1.38%, 01/15/27 (Call 12/15/26)(a)	1,273	1,150,196
2.25%, 09/24/31 (Call 06/24/31)(a)	861	681,975
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	1,019	843,796
2.55%, 09/15/26 (Call 06/15/26)	487	458,336
3.20%, 05/01/30 (Call 02/01/30)	1,081	970,256
3.35%, 03/15/51 (Call 09/15/50)	969	658,718
3.40%, 11/15/25 (Call 08/15/25)	846	821,914
3.43%, 06/15/27 (Call 03/15/27)	697	662,286
3.80%, 05/01/50 (Call 11/01/49)	1,325	989,351
3.95%, 04/15/29 (Call 02/15/29)(b)	1,325	1,254,390
4.05%, 04/15/32 (Call 01/15/32)(b)	1,015	936,953
4.42%, 12/15/46 (Call 06/15/46)	838	702,737
4.50%, 11/15/45 (Call 05/15/45)	656	558,477
4.50%, 04/15/52 (Call 10/15/51)	1,052	878,252
4.60%, 05/25/28 (Call 02/25/28)	1,735	1,698,293
5.05%, 03/15/29 (Call 02/15/29)(b)	560	555,901
5.09%, 05/25/48 (Call 11/25/47)(b)	520	477,534
5.10%, 03/15/27 (Call 02/15/27)	545	543,523
5.30%, 03/15/34 (Call 12/15/33)	540	535,754
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	580	575,570
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,839	2,704,517
4.20%, 07/15/46 (Call 01/15/46)	2,315	1,857,306
5.00%, 05/01/42(b)	1,782	1,629,728
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	1,142	912,550
1.63%, 05/01/30 (Call 02/01/30)	1,519	1,264,256
1.95%, 10/21/31 (Call 07/21/31)	1,660	1,357,054
2.38%, 10/06/26 (Call 07/06/26)	1,461	1,377,168

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.63%, 03/19/27 (Call 01/19/27)	$710	$667,113
2.63%, 07/29/29 (Call 04/29/29)(b)	1,419	1,278,391
2.63%, 10/21/41 (Call 04/21/41)	1,355	949,053
2.75%, 03/19/30 (Call 12/19/29)	1,964	1,746,888
2.75%, 10/21/51 (Call 04/21/51)(b)	1,692	1,071,145
2.85%, 02/24/26 (Call 11/24/25)(b)	1,223	1,179,035
2.88%, 10/15/49 (Call 04/15/49)	1,100	730,594
3.00%, 10/15/27 (Call 07/15/27)	2,072	1,951,234
3.38%, 07/29/49 (Call 01/29/49)	861	624,481
3.45%, 10/06/46 (Call 04/06/46)	1,377	1,036,166
3.50%, 07/17/25 (Call 04/17/25)	960	941,510
3.50%, 03/19/40 (Call 09/19/39)	395	319,373
3.60%, 02/18/28 (Call 01/18/28)	1,245	1,194,470
3.60%, 08/13/42	120	95,352
3.63%, 03/19/50 (Call 09/19/49)	1,492	1,133,242
3.88%, 03/19/60 (Call 09/19/59)	610	471,342
3.90%, 07/18/32 (Call 04/18/32)	1,638	1,519,666
4.00%, 03/05/42	1,115	951,878
4.00%, 05/02/47 (Call 11/02/46)	655	532,870
4.20%, 07/18/52 (Call 01/18/52)	907	755,380
4.25%, 10/22/44 (Call 04/22/44)	145	124,093
4.45%, 05/15/28 (Call 04/15/28)(b)	933	923,617
4.45%, 02/15/33 (Call 11/15/32)(b)	930	920,359
4.45%, 04/14/46 (Call 10/14/45)	950	838,666
4.55%, 02/13/26 (Call 01/13/26)	500	496,132
4.60%, 07/17/45 (Call 01/17/45)	537	471,847
4.65%, 02/15/53 (Call 08/15/52)	875	788,004
4.88%, 11/01/40	675	648,743
5.13%, 11/10/26 (Call 10/10/26)	1,085	1,089,543
5.25%, 11/10/25	875	877,326
5.50%, 01/15/40	65	66,353
7.00%, 03/01/29(b)	922	1,006,343
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	870	855,766
4.65%, 02/16/27 (Call 01/16/27)	695	688,659
4.70%, 02/16/34 (Call 11/16/33)	530	513,124
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	1,160	1,005,302
1.63%, 04/01/31 (Call 01/01/30)(a)	1,224	970,370
2.75%, 10/01/50 (Call 04/01/50)(a)(b)	510	312,320
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)	1,165	1,120,750
5.50%, 01/15/42(a)(b)	1,055	1,042,602
		188,580,687
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,936	1,684,974
2.00%, 01/15/32 (Call 10/15/31)	1,680	1,342,136
2.20%, 02/21/27 (Call 12/21/26)	2,298	2,124,896
2.30%, 02/25/31 (Call 11/25/30)	1,899	1,588,532
2.45%, 02/21/30 (Call 11/21/29)	1,808	1,567,061
2.60%, 08/19/26 (Call 05/19/26)	1,648	1,559,518
2.77%, 09/01/53 (Call 03/01/53)	1,226	732,249
2.80%, 08/15/41 (Call 02/15/41)	1,325	933,229
3.00%, 02/22/29 (Call 12/22/28)	1,090	998,633
3.00%, 01/15/52 (Call 07/15/51)(b)	1,260	821,737
3.15%, 02/21/40 (Call 08/21/39)	2,520	1,885,529
3.20%, 11/02/27 (Call 08/02/27)	1,675	1,574,287
3.35%, 02/22/32 (Call 11/22/31)	1,370	1,207,868
3.38%, 02/21/50 (Call 08/21/49)(b)	2,739	1,929,176
4.05%, 08/18/29 (Call 06/18/29)	1,765	1,679,377
Security	Par (000)	Value

Biotechnology (continued)
4.20%, 03/01/33 (Call 12/01/32)	$1,050	$967,936
4.20%, 02/22/52 (Call 08/22/51)	1,278	1,014,992
4.40%, 05/01/45 (Call 11/01/44)	3,057	2,579,484
4.40%, 02/22/62 (Call 08/22/61)	1,420	1,126,870
4.56%, 06/15/48 (Call 12/15/47)	1,930	1,633,859
4.66%, 06/15/51 (Call 12/15/50)	4,804	4,108,674
4.88%, 03/01/53 (Call 09/01/52)	1,455	1,283,234
4.95%, 10/01/41	646	597,365
5.15%, 03/02/28 (Call 02/02/28)	4,700	4,687,398
5.15%, 11/15/41 (Call 05/15/41)	1,060	993,508
5.25%, 03/02/30 (Call 01/02/30)	3,310	3,318,645
5.25%, 03/02/33 (Call 12/02/32)	5,530	5,487,943
5.51%, 03/02/26 (Call 06/11/24)	440	439,904
5.60%, 03/02/43 (Call 09/02/42)	3,255	3,223,999
5.65%, 06/15/42 (Call 12/15/41)	480	474,870
5.65%, 03/02/53 (Call 09/02/52)	5,335	5,265,332
5.75%, 03/15/40	540	547,573
5.75%, 03/02/63 (Call 09/02/62)	3,614	3,558,427
6.38%, 06/01/37(b)	734	781,496
6.40%, 02/01/39(b)	555	592,508
6.90%, 06/01/38	395	438,962
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,200	1,181,173
5.25%, 06/23/45 (Call 12/23/44)	571	540,059
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	2,276	1,916,203
3.15%, 05/01/50 (Call 11/01/49)	2,311	1,492,528
3.25%, 02/15/51 (Call 08/15/50)(b)	1,251	830,009
4.05%, 09/15/25 (Call 06/15/25)	2,373	2,330,543
5.20%, 09/15/45 (Call 03/15/45)	1,484	1,357,504
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	678	640,730
3.70%, 03/15/32 (Call 12/15/31)(b)	1,300	1,145,499
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(a)	542	520,730
4.05%, 04/27/29 (Call 02/27/29)(a)	1,055	1,002,268
4.25%, 04/27/32 (Call 01/27/32)(a)	1,190	1,113,821
4.63%, 04/27/42 (Call 10/27/41)(a)	250	223,159
4.75%, 04/27/52 (Call 10/27/51)(a)	1,515	1,333,643
4.95%, 04/27/62 (Call 10/27/61)(a)(b)	730	640,147
5.11%, 04/03/34 (Call 01/03/34)(a)	690	676,200
5.42%, 04/03/54 (Call 10/03/53)(a)(b)	655	632,792
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,177	1,041,646
1.65%, 10/01/30 (Call 07/01/30)	1,633	1,331,820
2.60%, 10/01/40 (Call 04/01/40)	1,426	977,627
2.80%, 10/01/50 (Call 04/01/50)(b)	2,177	1,357,109
2.95%, 03/01/27 (Call 12/01/26)	1,720	1,628,889
3.65%, 03/01/26 (Call 12/01/25)	3,648	3,545,827
4.00%, 09/01/36 (Call 03/01/36)	1,286	1,123,953
4.15%, 03/01/47 (Call 09/01/46)	2,691	2,178,220
4.50%, 02/01/45 (Call 08/01/44)	2,258	1,939,323
4.60%, 09/01/35 (Call 03/01/35)(b)	1,029	965,651
4.75%, 03/01/46 (Call 09/01/45)	2,858	2,532,966
4.80%, 04/01/44 (Call 10/01/43)	2,174	1,954,948
5.25%, 10/15/33 (Call 07/15/33)	890	890,711
5.55%, 10/15/53 (Call 04/15/53)(b)	920	912,961
5.65%, 12/01/41 (Call 06/01/41)	1,213	1,218,913
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	909	743,267
5.75%, 12/13/27 (Call 11/13/27)	975	980,630

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.80%, 12/12/25 (Call 11/12/25)	$760	$760,267
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,969	1,604,572
2.80%, 09/15/50 (Call 03/15/50)	1,337	817,821
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,276	1,208,076
1.75%, 09/02/27 (Call 07/02/27)(b)	1,564	1,395,735
2.15%, 09/02/31 (Call 06/02/31)(b)	949	757,191
2.20%, 09/02/30 (Call 06/02/30)	1,708	1,412,912
3.30%, 09/02/40 (Call 03/02/40)(b)	1,377	997,269
3.35%, 09/02/51 (Call 03/02/51)(b)	1,110	707,759
3.55%, 09/02/50 (Call 03/02/50)(b)	1,451	972,677
		118,287,929
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	604	562,316
2.70%, 02/15/31 (Call 11/15/30)	1,040	890,137
2.72%, 02/15/30 (Call 11/15/29)	3,049	2,676,480
3.38%, 04/05/40 (Call 10/05/39)	2,338	1,807,953
3.58%, 04/05/50 (Call 10/05/49)	2,466	1,796,755
5.90%, 03/15/34 (Call 12/15/33)	805	836,238
6.20%, 03/15/54 (Call 09/15/53)	955	1,024,182
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	953	906,347
3.95%, 04/04/28 (Call 01/04/28)(a)	1,512	1,446,782
4.50%, 04/04/48 (Call 10/04/47)(a)	965	803,460
5.40%, 05/21/34 (Call 02/21/34)	400	395,782
CRH America Inc., 5.13%, 05/18/45
(Call 11/18/44)(a)	720	656,270
CRH SMW Finance DAC, 5.20%, 05/21/29
(Call 04/21/29)	400	397,917
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)	955	796,230
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	1,291	1,162,873
4.00%, 06/15/25 (Call 03/15/25)(b)	680	667,836
4.00%, 03/25/32 (Call 12/25/31)	600	541,369
4.50%, 03/25/52 (Call 09/25/51)	810	640,628
5.88%, 06/01/33 (Call 03/01/33)	747	752,442
GCC SAB de CV, 3.61%, 04/20/32
(Call 01/20/32)(a)	200	169,717
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(a)	1,250	1,197,736
4.75%, 09/22/46 (Call 03/22/46)(a)(b)	435	374,259
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(a)	305	306,928
6.88%, 09/29/39(a)	320	337,651
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)(b)	800	779,341
4.50%, 02/15/47 (Call 08/15/46)	758	636,162
4.63%, 07/02/44 (Call 01/02/44)	804	694,060
4.95%, 07/02/64 (Call 01/02/64)(c)	441	380,040
5.13%, 09/14/45 (Call 03/14/45)	152	139,128
6.00%, 01/15/36	729	761,225
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	836	685,148
2.00%, 09/16/31 (Call 06/16/31)(b)	790	635,180
4.90%, 12/01/32 (Call 09/01/32)	180	175,295
5.50%, 04/19/29 (Call 03/19/29)	915	923,946
Lafarge SA, 7.13%, 07/15/36	463	504,822
Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	$476	$452,490
1.70%, 08/01/27 (Call 06/01/27)	745	666,383
5.50%, 09/15/28 (Call 08/15/28)	810	812,635
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,276	1,054,135
3.20%, 07/15/51 (Call 01/15/51)	1,660	1,121,592
3.45%, 06/01/27 (Call 03/01/27)	469	446,618
3.50%, 12/15/27 (Call 09/15/27)(b)	626	591,465
4.25%, 12/15/47 (Call 06/15/47)	440	358,268
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	1,003	865,866
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	1,049	914,529
2.00%, 10/01/30 (Call 07/01/30)	576	469,180
2.00%, 02/15/31 (Call 11/15/30)	1,120	910,194
3.13%, 02/15/51 (Call 08/15/50)	452	290,256
3.50%, 11/15/27 (Call 08/15/27)	472	444,510
4.50%, 05/15/47 (Call 11/15/46)	644	532,449
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)	600	610,971
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(b)	1,020	975,369
3.88%, 06/01/30 (Call 03/01/30)(b)	765	711,424
3.95%, 08/15/29 (Call 05/15/29)	838	788,323
4.30%, 07/15/47 (Call 01/15/47)(b)	766	622,917
4.40%, 01/30/48 (Call 07/30/47)	791	642,421
5.50%, 06/15/27 (Call 05/15/27)	290	291,519
5.70%, 06/15/34 (Call 03/15/34)	610	614,041
5.95%, 06/15/54 (Call 12/15/53)(b)	255	257,195
7.00%, 12/01/36	334	370,178
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	674	652,231
3.80%, 03/21/29 (Call 12/21/28)(b)	1,119	1,059,934
4.50%, 03/21/49 (Call 09/21/48)	384	325,873
4.65%, 11/01/44 (Call 05/01/44)	536	473,843
5.25%, 03/03/33 (Call 12/03/32)	890	891,758
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	754	716,504
4.30%, 02/21/48 (Call 08/21/47)	245	202,231
5.75%, 06/15/43	724	733,330
UltraTech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(a)	550	461,390
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	285	309,977
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,620	1,469,745
3.90%, 04/01/27 (Call 01/01/27)	633	613,281
4.50%, 06/15/47 (Call 12/15/46)	651	547,141
4.70%, 03/01/48 (Call 09/01/47)(b)	807	700,728
		52,435,529
Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(a)(b)	1,073	941,535
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	1,805	1,703,215
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	1,002	754,460
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	817	777,215
1.85%, 05/15/27 (Call 03/15/27)	1,208	1,107,974
2.05%, 05/15/30 (Call 02/15/30)	1,326	1,127,613
2.70%, 05/15/40 (Call 11/15/39)	1,051	748,364
2.80%, 05/15/50 (Call 11/15/49)(b)	1,549	990,577

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.60%, 02/08/29 (Call 01/08/29)	$1,410	$1,391,322
4.75%, 02/08/31 (Call 12/08/30)(b)	1,195	1,177,122
4.80%, 03/03/33 (Call 12/03/32)(b)	1,075	1,050,615
4.85%, 02/08/34 (Call 11/08/33)	1,435	1,398,516
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	645	631,384
5.05%, 06/01/32 (Call 03/01/32)(b)	965	927,973
5.45%, 12/01/44 (Call 06/01/44)(b)	205	186,148
5.65%, 06/01/52 (Call 12/01/51)(b)	760	694,002
Alpek SAB de CV, 3.25%, 02/25/31
(Call 11/25/30)(a)	572	479,169
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(a)	20	19,171
5.14%, 04/14/32 (Call 01/14/32)(a)(b)	675	622,681
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	743	707,293
4.00%, 07/01/29 (Call 04/01/29)	606	566,541
5.00%, 06/30/32 (Call 03/30/32)	715	700,720
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	835	762,387
6.17%, 07/15/27 (Call 06/15/27)	2,927	2,966,836
6.33%, 07/15/29 (Call 05/15/29)	1,100	1,129,147
6.35%, 11/15/28 (Call 10/15/28)	1,405	1,442,796
6.38%, 07/15/32 (Call 04/15/32)	866	890,022
6.55%, 11/15/30 (Call 09/15/30)	1,503	1,569,047
6.70%, 11/15/33 (Call 08/15/33)(b)	1,465	1,541,140
CF Industries Inc.
4.50%, 12/01/26(a)	1,408	1,370,930
4.95%, 06/01/43	1,125	990,773
5.15%, 03/15/34	1,145	1,095,214
5.38%, 03/15/44	1,090	1,005,647
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	1,344	1,282,627
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	1,180	1,120,919
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	1,249	1,047,669
3.60%, 11/15/50 (Call 05/15/50)	1,720	1,213,457
4.25%, 10/01/34 (Call 04/01/34)(b)	802	733,960
4.38%, 11/15/42 (Call 05/15/42)	1,814	1,517,177
4.63%, 10/01/44 (Call 04/01/44)	800	686,483
4.80%, 11/30/28 (Call 08/30/28)(b)	939	928,951
4.80%, 05/15/49 (Call 11/15/48)	1,065	911,747
5.15%, 02/15/34 (Call 11/15/33)(b)	745	730,941
5.25%, 11/15/41 (Call 05/15/41)	1,103	1,034,869
5.55%, 11/30/48 (Call 05/30/48)	726	695,627
5.60%, 02/15/54 (Call 08/15/53)(b)	655	632,297
6.30%, 03/15/33 (Call 12/15/32)(b)	750	794,025
6.90%, 05/15/53 (Call 11/15/52)	1,155	1,296,310
7.38%, 11/01/29	1,396	1,533,428
9.40%, 05/15/39	763	1,011,472
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	2,543	2,510,361
4.73%, 11/15/28 (Call 08/15/28)	3,261	3,243,799
5.32%, 11/15/38 (Call 05/15/38)	2,271	2,286,029
5.42%, 11/15/48 (Call 05/15/48)(b)	2,876	2,897,412
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	1,100	1,067,488
4.65%, 10/15/44 (Call 04/15/44)(b)	1,250	1,048,838
4.80%, 09/01/42 (Call 03/01/42)	844	731,770
5.63%, 02/20/34 (Call 11/20/33)	680	676,144
Security	Par (000)	Value

Chemicals (continued)
5.75%, 03/08/33 (Call 12/08/32)	$715	$720,515
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	830	657,872
1.65%, 02/01/27 (Call 01/01/27)(b)	715	655,889
2.13%, 02/01/32 (Call 11/01/31)(b)	1,245	1,019,031
2.13%, 08/15/50 (Call 02/15/50)	717	398,249
2.70%, 11/01/26 (Call 08/01/26)	1,036	981,586
2.70%, 12/15/51 (Call 06/15/51)	1,295	803,150
2.75%, 08/18/55 (Call 02/18/55)	693	418,633
3.25%, 12/01/27 (Call 09/01/27)	839	792,176
3.95%, 12/01/47 (Call 06/01/47)	445	359,569
4.80%, 03/24/30 (Call 12/24/29)	1,006	996,536
5.25%, 01/15/28 (Call 12/15/27)(b)	959	966,980
5.50%, 12/08/41(b)	595	600,212
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	470	451,099
2.30%, 07/15/30 (Call 04/15/30)	968	827,283
4.50%, 05/15/26 (Call 04/15/26)	890	876,580
4.80%, 05/15/33 (Call 02/15/33)	430	415,922
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	925	874,943
3.45%, 10/01/29 (Call 07/01/29)	931	836,962
4.50%, 10/01/49 (Call 04/01/49)	805	620,216
5.15%, 05/18/26 (Call 04/18/26)	835	827,912
5.65%, 05/18/33 (Call 02/18/33)(b)	820	806,119
6.38%, 05/18/53 (Call 11/18/52)(b)	711	710,735
GC Treasury Center Co. Ltd., 2.98%, 03/18/31
(Call 12/18/30)(a)	302	254,533
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	875	718,109
4.50%, 05/01/29 (Call 02/01/29)	1,400	1,321,352
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(a)	100	94,184
1.83%, 10/15/27 (Call 08/15/27)(a)	560	496,498
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	1,040	861,236
3.27%, 11/15/40 (Call 05/15/40)(a)	747	529,129
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,810	1,186,217
4.38%, 06/01/47 (Call 12/01/46)	510	391,763
4.45%, 09/26/28 (Call 06/26/28)	620	595,204
5.00%, 09/26/48 (Call 03/26/48)	1,326	1,126,145
LG Chem Ltd.
1.38%, 07/07/26(a)	1,375	1,261,514
2.38%, 07/07/31(a)(b)	700	575,106
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	1,463	1,171,402
2.00%, 08/10/50 (Call 02/10/50)	338	182,436
3.20%, 01/30/26 (Call 10/30/25)	866	838,095
3.55%, 11/07/42 (Call 05/07/42)	910	721,811
4.70%, 12/05/25 (Call 11/05/25)	925	919,302
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	780	867,574
LYB Finance Co. BV, 8.10%, 03/15/27(a)	515	544,023
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	1,187	1,033,420
5.25%, 07/15/43	1,048	959,083
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	935	893,362
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	815	768,528
2.25%, 10/01/30 (Call 07/01/30)(b)	885	745,097
3.38%, 10/01/40 (Call 04/01/40)	1,152	848,157
3.63%, 04/01/51 (Call 10/01/50)(b)	1,392	964,288

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 10/01/60 (Call 04/01/60)	$664	$450,088
4.20%, 10/15/49 (Call 04/15/49)	1,358	1,040,196
4.20%, 05/01/50 (Call 11/01/49)	1,386	1,062,929
5.50%, 03/01/34 (Call 12/01/33)	1,040	1,027,427
5.63%, 05/15/33 (Call 02/15/33)(b)	945	959,449
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	995	804,708
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(a)	185	163,518
4.25%, 11/03/26(a)	1,557	1,492,824
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	750	748,393
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	209	200,660
4.88%, 11/15/41 (Call 05/15/41)(b)	200	175,422
5.38%, 11/15/28 (Call 10/15/28)(b)	475	475,007
5.45%, 11/15/33 (Call 05/15/33)	297	293,282
5.63%, 11/15/43 (Call 05/15/43)	575	546,142
NewMarket Corp., 2.70%, 03/18/31
(Call 12/18/30)(b)	860	713,333
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	955	842,290
3.95%, 05/13/50 (Call 11/13/49)	775	582,707
4.00%, 12/15/26 (Call 09/15/26)	976	944,365
4.13%, 03/15/35 (Call 09/15/34)	699	621,237
4.20%, 04/01/29 (Call 01/01/29)(b)	1,325	1,269,045
4.90%, 03/27/28 (Call 02/27/28)(b)	920	909,310
4.90%, 06/01/43 (Call 12/01/42)	697	618,749
5.00%, 04/01/49 (Call 10/01/48)	810	716,917
5.25%, 01/15/45 (Call 07/15/44)	673	621,523
5.63%, 12/01/40	681	661,636
5.80%, 03/27/53 (Call 09/27/52)	925	918,341
5.88%, 12/01/36	727	743,113
5.95%, 11/07/25(b)	895	899,818
6.13%, 01/15/41 (Call 07/15/40)(b)	440	451,826
OCI NV
4.63%, 10/15/25 (Call 07/01/24)(a)	240	236,871
6.70%, 03/16/33 (Call 12/16/32)(a)	815	805,724
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	1,185	1,100,731
2.88%, 05/11/31 (Call 02/11/31)(a)	610	496,777
4.00%, 10/04/27 (Call 07/04/27)(a)	300	282,824
5.50%, 01/15/48 (Call 07/15/47)(a)	612	524,396
5.88%, 09/17/44(a)	990	896,542
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,142	1,059,731
2.55%, 06/15/30 (Call 03/15/30)	640	551,926
2.80%, 08/15/29 (Call 05/15/29)	612	545,608
3.75%, 03/15/28 (Call 12/15/27)(b)	1,468	1,401,318
5.50%, 11/15/40	10	9,415
Rohm & Haas Co., 7.85%, 07/15/29	761	837,509
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	737	613,459
3.75%, 03/15/27 (Call 12/15/26)	1,055	1,007,444
4.25%, 01/15/48 (Call 07/15/47)	425	350,334
4.55%, 03/01/29 (Call 12/01/28)	865	833,574
5.25%, 06/01/45 (Call 12/01/44)	417	382,730
SABIC Capital II BV, 4.50%, 10/10/28(a)	1,180	1,143,429
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(b)	835	673,675
2.30%, 05/15/30 (Call 02/15/30)	936	797,350
2.90%, 03/15/52 (Call 09/15/51)	735	460,063
Security	Par (000)	Value

Chemicals (continued)
2.95%, 08/15/29 (Call 05/15/29)	$1,283	$1,149,643
3.30%, 05/15/50 (Call 11/15/49)	590	405,525
3.45%, 08/01/25 (Call 05/01/25)	729	711,058
3.45%, 06/01/27 (Call 03/01/27)(b)	2,410	2,295,793
3.80%, 08/15/49 (Call 02/15/49)	750	564,460
3.95%, 01/15/26 (Call 10/15/25)	555	542,909
4.00%, 12/15/42 (Call 06/15/42)	210	168,467
4.25%, 08/08/25	412	406,133
4.50%, 06/01/47 (Call 12/01/46)	1,746	1,479,227
4.55%, 08/01/45 (Call 02/01/45)	532	451,520
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	895	587,804
4.25%, 05/07/29 (Call 02/07/29)(a)	565	536,814
4.25%, 01/22/50 (Call 07/22/49)(a)	440	333,652
6.50%, 11/07/33 (Call 08/07/33)(a)	510	525,305
Solvay Finance America LLC
5.65%, 06/04/29 (Call 05/04/29)(a)	400	402,586
5.85%, 06/04/34 (Call 03/04/34)(a)	400	401,048
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)(b)	640	431,750
3.13%, 08/15/51 (Call 02/15/51)(b)	940	593,227
3.38%, 06/15/30 (Call 03/15/30)	775	694,267
3.38%, 08/15/61 (Call 02/15/61)	495	298,705
3.60%, 08/15/26 (Call 05/15/26)	1,310	1,257,944
4.38%, 11/15/47 (Call 05/15/47)(b)	669	533,523
5.00%, 08/15/46 (Call 02/15/46)(b)	805	706,973
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)	1,350	1,173,425
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	1,065	1,026,555
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	1,756	1,694,974
7.38%, 11/14/32 (Call 08/14/32)(a)	1,055	1,146,764
		159,072,822
Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	25	23,027
5.20%, 03/01/42 (Call 09/01/41)	194	173,076
5.40%, 02/01/43 (Call 08/01/42)	359	327,526
6.00%, 08/15/40 (Call 02/15/40)	427	424,003
6.13%, 10/01/35	495	503,058
6.25%, 07/15/41 (Call 01/15/41)	647	648,338
		2,099,028
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	1,146	1,048,586
4.38%, 07/03/29(a)	810	709,710
5.00%, 08/02/41 (Call 02/02/41)(a)(b)	150	114,052
American University (The), Series 2019, 3.67%, 04/01/49(b)	760	585,213
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(a)	1,050	955,858
2.45%, 08/12/31 (Call 05/12/31)(a)	1,088	875,494
4.00%, 05/01/28 (Call 06/11/24)(a)	877	823,309
4.25%, 11/01/29 (Call 11/01/24)(a)	855	794,124
4.38%, 08/15/27 (Call 06/17/24)(a)	1,040	995,762
5.50%, 08/11/32 (Call 05/11/32)(a)	480	468,600
5.55%, 05/30/33 (Call 02/28/33)(a)	1,120	1,091,513
5.80%, 04/15/34 (Call 01/15/34)(a)	1,315	1,306,072
5.95%, 10/15/33 (Call 07/15/33)(a)	885	886,282
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,864	1,495,707

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
1.70%, 05/15/28 (Call 03/15/28)	$1,735	$1,539,662
3.38%, 09/15/25 (Call 06/15/25)	1,162	1,137,549
Autopistas Metropolitanas de Puerto Rico LLC,
6.75%, 06/30/35(a)	71	69,048
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)(b)	1,005	893,576
3.88%, 08/15/30 (Call 05/15/30)	1,021	925,739
5.25%, 10/01/25 (Call 07/01/25)	460	456,432
Brown University, Series A, 2.92%, 09/01/50
(Call 03/01/50)	270	183,231
California Endowment (The), Series 2021, 2.50%,
04/01/51 (Call 10/01/50)	642	394,560
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	598	394,641
4.32%, 08/01/45	485	430,567
4.70%, 11/01/2111	342	290,411
Case Western Reserve University, 5.41%,
06/01/2122 (Call 12/01/2121)(b)	50	46,428
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	1,771	1,711,550
4.00%, 05/01/32 (Call 02/01/32)	840	783,000
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(a)(b)	1,515	1,490,879
4.88%, 04/21/33 (Call 01/21/33)(a)(b)	730	702,901
Claremont Mckenna College, 3.78%, 01/01/2122
(Call 07/01/2121)	210	138,619
Cornell University, 4.84%, 06/15/34
(Call 03/15/34)	5	4,942
CoStar Group Inc., 2.80%, 07/15/30
(Call 04/15/30)(a)	1,645	1,394,178
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	855	784,657
4.85%, 09/26/28(a)	2,010	1,957,318
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(a)	695	568,441
5.63%, 09/25/48(a)	1,603	1,505,980
6.85%, 07/02/37(a)(b)	2,975	3,188,248
Duke University
3.20%, 10/01/38(b)	285	231,226
3.30%, 10/01/46(b)	625	461,296
Series 2020, 2.68%, 10/01/44	715	511,580
Series 2020, 2.76%, 10/01/50(b)	188	123,222
Series 2020, 2.83%, 10/01/55	713	456,190
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(a)	672	658,238
5.64%, 03/13/27 (Call 02/13/27)(a)	620	620,335
6.27%, 06/26/26 (Call 05/26/26)(a)(b)	810	817,272
6.32%, 12/04/28 (Call 11/04/28)(a)	1,225	1,262,406
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	215	182,074
Series 2020, 2.97%, 09/01/50
(Call 03/01/50)(b)	720	477,991
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,595	1,303,594
2.60%, 12/15/25 (Call 11/15/25)	705	673,943
3.10%, 05/15/30 (Call 02/15/30)	1,185	1,052,230
3.25%, 06/01/26 (Call 03/01/26)(b)	820	785,556
5.10%, 12/15/27 (Call 11/15/27)	1,310	1,299,030
5.10%, 06/01/28 (Call 05/01/28)	1,180	1,171,702
7.00%, 07/01/37(b)	298	331,864
Security	Par (000)	Value

Commercial Services (continued)
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)	$968	$923,785
3.80%, 11/01/25 (Call 08/01/25)(a)	1,399	1,366,255
4.20%, 11/01/46 (Call 05/01/46)(a)	736	599,685
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	704	604,975
4.60%, 05/01/28 (Call 04/01/28)(a)	985	964,763
4.90%, 05/01/33 (Call 02/01/33)(a)	1,175	1,138,000
5.00%, 02/15/29 (Call 01/15/29)(a)	490	486,882
5.20%, 10/30/34 (Call 07/30/34)(a)	525	516,389
5.40%, 05/01/53 (Call 11/01/52)(a)(b)	1,555	1,496,765
5.63%, 03/15/42(a)	910	906,916
6.70%, 06/01/34(a)	1,188	1,297,878
7.00%, 10/15/37(a)	1,201	1,348,121
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(a)	900	792,985
4.25%, 02/01/29 (Call 11/01/28)(a)	1,251	1,200,434
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	612	492,237
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	670	402,136
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	424	246,187
Gartner Inc.
3.63%, 06/15/29 (Call 07/01/24)(a)(b)	625	564,790
3.75%, 10/01/30 (Call 10/01/25)(a)	350	308,821
4.50%, 07/01/28 (Call 07/01/24)(a)	590	561,822
George Washington University (The)
4.87%, 09/15/45	625	588,354
Series 2014, 4.30%, 09/15/44	410	356,627
Series 2016, 3.55%, 09/15/46	508	388,653
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	1,089	915,914
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)(b)	20	19,563
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)(b)	435	288,130
Series A, 5.22%, (Call 04/01/2118)(b)	145	131,053
Series B, 4.32%, 04/01/49 (Call 10/01/48)	876	749,606
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,417	1,313,406
2.15%, 01/15/27 (Call 12/15/26)	1,151	1,061,361
2.90%, 05/15/30 (Call 02/15/30)	1,388	1,201,969
2.90%, 11/15/31 (Call 08/15/31)(b)	1,036	862,265
3.20%, 08/15/29 (Call 05/15/29)	1,654	1,475,694
4.15%, 08/15/49 (Call 02/15/49)	1,098	826,823
4.45%, 06/01/28 (Call 03/01/28)	740	712,215
4.80%, 04/01/26 (Call 01/01/26)	1,080	1,063,746
4.95%, 08/15/27 (Call 07/15/27)	690	680,898
5.30%, 08/15/29 (Call 06/15/29)	695	686,084
5.40%, 08/15/32 (Call 05/15/32)(b)	1,015	995,188
5.95%, 08/15/52 (Call 02/15/52)(b)	1,028	994,802
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	1,075	987,784
2.65%, 07/15/31 (Call 04/15/31)	775	621,098
6.25%, 05/06/29 (Call 04/06/29)	460	466,401
6.50%, 05/06/34 (Call 02/06/34)	455	462,764
Howard University, 5.21%, 10/01/52
(Call 10/01/32)(b)	200	181,593
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(a)(b)	790	675,362
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)(b)	630	622,336
Series 2013, 4.08%, 07/01/53	540	448,772
Series A, 2.81%, 01/01/60 (Call 07/01/59)(b)	374	234,253

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	$455	$409,884
2.41%, 06/01/50 (Call 12/01/49)(b)	950	587,795
3.46%, 05/01/47	605	459,423
3.65%, 05/01/48 (Call 11/01/47)	775	623,425
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)(b)	400	280,445
3.89%, 07/01/2116	680	491,038
3.96%, 07/01/38(b)	385	346,212
4.68%,	356	309,006
5.60%, (b)	830	855,602
Series F, 2.99%, 07/01/50 (Call 01/01/50)	881	609,264
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	730	430,116
Metropolitan Museum of Art (The), Series 2015,
3.40%, 07/01/45	390	292,714
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	610	492,477
2.55%, 08/18/60 (Call 02/18/60)(b)	545	286,995
2.75%, 08/19/41 (Call 02/19/41)(b)	1,125	776,254
3.10%, 11/29/61 (Call 05/29/61)	585	357,122
3.25%, 01/15/28 (Call 10/15/27)	1,015	960,381
3.25%, 05/20/50 (Call 11/20/49)(b)	321	219,208
3.75%, 02/25/52 (Call 08/25/51)	760	568,254
4.25%, 02/01/29 (Call 11/01/28)(b)	578	559,560
4.25%, 08/08/32 (Call 05/08/32)	1,025	959,270
4.88%, 12/17/48 (Call 06/17/48)	530	477,726
5.25%, 07/15/44	634	606,003
Northeastern University, Series 2020, 2.89%,
10/01/50(b)	55	37,000
Northwestern University
3.69%, 12/01/38(b)	565	492,614
3.87%, 12/01/48(b)	565	449,480
4.64%, 12/01/44(b)	555	518,713
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	495	371,788
Series 2020, 2.64%, 12/01/50
(Call 06/01/50)(b)	635	413,893
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,285	1,237,403
2.30%, 06/01/30 (Call 03/01/30)	1,678	1,436,413
2.65%, 10/01/26 (Call 08/01/26)	1,979	1,869,647
2.85%, 10/01/29 (Call 07/01/29)	2,158	1,937,967
3.25%, 06/01/50 (Call 12/01/49)(b)	1,441	979,946
3.90%, 06/01/27 (Call 05/01/27)	815	788,890
4.40%, 06/01/32 (Call 03/01/32)	1,230	1,169,220
5.05%, 06/01/52 (Call 12/01/51)(b)	1,375	1,263,054
5.15%, 06/01/34 (Call 03/01/34)	825	811,454
5.25%, 06/01/62 (Call 12/01/61)(b)	730	667,354
5.50%, 06/01/54 (Call 12/01/53)	825	799,506
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	572	541,477
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(b)	465	290,835
3.15%, 07/15/46 (Call 01/15/46)	1,036	761,484
3.30%, 07/15/56 (Call 01/15/56)	380	270,185
3.62%, 10/01/37	513	437,139
3.75%, 11/15/52 (Call 05/15/52)	445	354,327
4.88%, 10/15/40(b)	652	628,431
6.50%, 01/15/39(a)	626	715,753
Series ., 4.61%, 02/15/35 (Call 11/15/34)(b)	5	4,878
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	766	619,453
Security	Par (000)	Value

Commercial Services (continued)
2.90%, 10/01/30 (Call 07/01/30)	$1,288	$1,123,381
3.05%, 10/01/41 (Call 04/01/41)(b)	1,135	800,241
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,481	1,316,911
4.00%, 03/18/29 (Call 12/18/28)	1,030	983,682
4.75%, 05/20/32 (Call 02/20/32)	790	766,840
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 (Call 04/01/50)	1,166	719,228
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	1,013	812,200
2.30%, 08/15/60 (Call 02/15/60)	1,026	528,787
2.45%, 03/01/27 (Call 02/01/27)	1,210	1,127,447
2.50%, 12/01/29 (Call 09/01/29)	737	647,295
2.70%, 03/01/29 (Call 01/01/29)	1,882	1,695,448
2.90%, 03/01/32 (Call 12/01/31)	1,935	1,664,002
2.95%, 01/22/27 (Call 10/22/26)	1,025	971,038
3.25%, 12/01/49 (Call 06/01/49)(b)	809	569,454
3.70%, 03/01/52 (Call 09/01/51)	1,505	1,136,274
3.90%, 03/01/62 (Call 09/01/61)	690	514,274
4.25%, 05/01/29 (Call 02/01/29)	1,534	1,480,503
4.50%, 05/15/48 (Call 11/15/47)(b)	295	244,068
4.75%, 08/01/28 (Call 05/01/28)(b)	1,469	1,453,895
5.25%, 09/15/33 (Call 06/15/33)(a)(b)	330	332,414
6.55%, 11/15/37(b)	75	82,647
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	879	815,592
2.72%, 04/16/31 (Call 01/16/31)(a)	1,098	925,067
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	170	122,525
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	1,284	1,066,946
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	596	564,023
4.13%, 02/02/26 (Call 11/02/25)(a)	1,210	1,179,210
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(a)	1,115	1,034,129
3.15%, 06/15/31 (Call 03/15/31)(a)(b)	965	797,801
Triton Container International Ltd./TAL
International Container Corp., 3.25%, 03/15/32
(Call 12/15/31)	945	762,919
Trustees of Boston College
3.13%, 07/01/52(b)	466	324,296
3.99%, 07/01/47	280	231,979
Trustees of Boston University, Series CC, 4.06%,
10/01/48 (Call 04/01/48)(b)	760	630,413
Trustees of Dartmouth College, 3.47%,
06/01/46(b)	710	535,647
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	80	69,156
5.70%, 03/01/39(b)	1,004	1,072,518
Series 2020, 2.52%, 07/01/50
(Call 01/01/50)(b)	310	198,225
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(b)	412	275,941
4.67%, 09/01/2112	270	233,658
Series 2020, 2.40%, 10/01/50
(Call 04/01/50)(b)	445	265,222
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	160	108,629
Series 2012, 5.02%, 04/15/2112	135	117,605
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(a)	350	360,875

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc., 6.00%,
12/15/29 (Call 12/15/25)(a)	$750	$746,317
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	480	390,603
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)(b)	729	550,206
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	455	297,816
University of Miami, 4.06%, 04/01/52	520	417,567
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	848	671,384
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	763	586,318
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)(b)	550	358,905
3.03%, 10/01/39	1,341	1,060,481
4.98%, 10/01/53 (Call 04/01/53)(b)	150	145,653
5.25%, 10/01/2111(b)	240	229,284
Series 2017, 3.84%, 10/01/47
(Call 04/01/47)(b)	720	587,252
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(b)	550	370,209
Series A, 3.23%, 10/01/2120
(Call 04/01/2120)(b)	25	14,841
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	914	645,201
4.00%, 06/15/25 (Call 03/15/25)	1,167	1,146,518
4.13%, 03/15/29 (Call 12/15/28)	1,399	1,333,198
5.25%, 06/05/34 (Call 03/05/34)	510	498,988
5.50%, 06/15/45 (Call 12/15/44)(b)	264	254,198
5.75%, 04/01/33 (Call 01/01/33)	684	697,594
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	415	313,917
4.35%, (Call 10/15/2121)	280	220,770
Wesleyan University, 4.78%, 07/01/2116(b)	360	290,798
William Marsh Rice University
3.57%, 05/15/45(b)	185	149,108
3.77%, 05/15/55(b)	490	391,819
WK Kellogg Foundation Trust, 2.44%, 10/01/50
(Call 04/01/50)(a)	205	125,025
Yale University
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	810	672,611
Series 2020, 2.40%, 04/15/50
(Call 10/15/49)(b)	607	373,117
		157,823,709
Computers — 1.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,285	1,080,808
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,490	1,411,359
0.70%, 02/08/26 (Call 01/08/26)	3,315	3,084,992
1.20%, 02/08/28 (Call 12/08/27)	3,375	2,970,780
1.25%, 08/20/30 (Call 05/20/30)	2,037	1,655,485
1.40%, 08/05/28 (Call 06/05/28)	3,070	2,684,582
1.65%, 05/11/30 (Call 02/11/30)	2,510	2,100,432
1.65%, 02/08/31 (Call 11/08/30)	3,795	3,120,761
1.70%, 08/05/31 (Call 05/05/31)	1,515	1,230,469
2.05%, 09/11/26 (Call 07/11/26)	2,724	2,553,596
2.20%, 09/11/29 (Call 06/11/29)	1,436	1,266,290
2.38%, 02/08/41 (Call 08/08/40)	2,213	1,523,146
2.40%, 08/20/50 (Call 02/20/50)(b)	1,721	1,036,450
2.45%, 08/04/26 (Call 05/04/26)	3,370	3,194,312
2.55%, 08/20/60 (Call 02/20/60)(b)	2,001	1,198,976
2.65%, 05/11/50 (Call 11/11/49)	3,553	2,251,017
2.65%, 02/08/51 (Call 08/08/50)	4,089	2,571,531
2.70%, 08/05/51 (Call 02/05/51)	2,700	1,704,505
Security	Par (000)	Value

Computers (continued)
2.80%, 02/08/61 (Call 08/08/60)	$2,319	$1,411,784
2.85%, 08/05/61 (Call 02/05/61)	1,945	1,194,786
2.90%, 09/12/27 (Call 06/12/27)	2,966	2,794,925
2.95%, 09/11/49 (Call 03/11/49)	1,437	973,111
3.00%, 06/20/27 (Call 03/20/27)	2,075	1,968,813
3.00%, 11/13/27 (Call 08/13/27)	2,255	2,133,473
3.20%, 05/11/27 (Call 02/11/27)	2,704	2,587,042
3.25%, 02/23/26 (Call 11/23/25)	4,186	4,064,671
3.25%, 08/08/29 (Call 06/08/29)	1,685	1,567,397
3.35%, 02/09/27 (Call 11/09/26)	2,925	2,815,302
3.35%, 08/08/32 (Call 05/08/32)(b)	1,720	1,549,605
3.45%, 02/09/45	2,743	2,133,132
3.75%, 09/12/47 (Call 03/12/47)	1,465	1,164,361
3.75%, 11/13/47 (Call 05/13/47)	1,823	1,451,652
3.85%, 05/04/43	3,754	3,142,625
3.85%, 08/04/46 (Call 02/04/46)	2,743	2,225,388
3.95%, 08/08/52 (Call 02/08/52)	2,485	2,003,608
4.00%, 05/10/28 (Call 04/10/28)	1,820	1,776,992
4.10%, 08/08/62 (Call 02/08/62)	1,740	1,395,597
4.15%, 05/10/30 (Call 03/10/30)(b)	865	844,502
4.25%, 02/09/47 (Call 08/09/46)	1,079	948,633
4.30%, 05/10/33 (Call 02/10/33)(b)	1,485	1,456,001
4.38%, 05/13/45	2,596	2,315,226
4.45%, 05/06/44	1,029	947,635
4.50%, 02/23/36 (Call 08/23/35)(b)	1,620	1,575,062
4.65%, 02/23/46 (Call 08/23/45)	5,069	4,673,481
4.85%, 05/10/53 (Call 11/10/52)(b)	1,565	1,498,633
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 07/01/24)(a)	100	93,789
4.00%, 07/01/29 (Call 07/01/24)(a)	590	549,527
5.95%, 08/04/33 (Call 05/04/33)(b)	492	505,028
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	1,155	1,055,899
2.30%, 09/14/31 (Call 06/14/31)	820	648,374
Dell Inc.
5.40%, 09/10/40(b)	512	478,000
6.50%, 04/15/38(b)	694	730,476
7.10%, 04/15/28	810	862,728
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	1,516	1,114,262
3.45%, 12/15/51 (Call 06/15/51)(b)	1,256	854,563
4.90%, 10/01/26 (Call 08/01/26)	2,506	2,477,620
5.25%, 02/01/28 (Call 01/01/28)	1,535	1,541,147
5.30%, 10/01/29 (Call 07/01/29)	1,573	1,575,713
5.40%, 04/15/34 (Call 01/15/34)	1,025	1,010,430
5.75%, 02/01/33 (Call 11/01/32)(b)	1,380	1,412,960
5.85%, 07/15/25 (Call 06/15/25)	1,310	1,314,101
6.02%, 06/15/26 (Call 03/15/26)	1,736	1,751,637
6.10%, 07/15/27 (Call 05/15/27)(b)	1,101	1,127,385
6.20%, 07/15/30 (Call 04/15/30)	1,612	1,686,312
8.10%, 07/15/36 (Call 01/15/36)(b)	1,398	1,670,623
8.35%, 07/15/46 (Call 01/15/46)	564	714,922
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	1,130	1,029,793
2.38%, 09/15/28 (Call 07/15/28)(b)	1,095	936,592
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	824	759,799
2.20%, 03/15/31 (Call 12/15/30)	987	809,231
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26 (Call 03/10/26)	779	726,932
6.00%, 06/04/29 (Call 05/04/29)	525	527,427

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	$1,406	$1,316,259
4.90%, 10/15/25 (Call 07/15/25)(b)	2,825	2,803,508
5.25%, 07/01/28 (Call 06/01/28)(b)	1,110	1,117,415
6.10%, 04/01/26 (Call 06/11/24)(b)	300	300,034
6.20%, 10/15/35 (Call 04/15/35)	1,330	1,404,028
6.35%, 10/15/45 (Call 04/15/45)(b)	2,059	2,187,218
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	806	743,602
2.20%, 06/17/25 (Call 05/17/25)	1,581	1,531,462
2.65%, 06/17/31 (Call 03/17/31)	1,515	1,272,886
3.00%, 06/17/27 (Call 04/17/27)(b)	1,747	1,636,861
3.40%, 06/17/30 (Call 03/17/30)(b)	578	523,291
4.00%, 04/15/29 (Call 02/15/29)	1,510	1,430,979
4.20%, 04/15/32 (Call 01/15/32)	915	845,974
4.75%, 01/15/28 (Call 12/15/27)(b)	1,600	1,576,683
5.50%, 01/15/33 (Call 10/15/32)(b)	1,610	1,610,441
6.00%, 09/15/41(b)	1,695	1,735,430
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	1,050	1,034,281
4.60%, 02/05/29 (Call 01/05/29)	940	918,444
4.70%, 02/05/26	900	891,832
4.75%, 02/05/31 (Call 12/05/30)	975	948,519
4.90%, 02/05/34 (Call 11/05/33)(b)	1,015	978,343
5.25%, 02/05/44 (Call 08/05/43)	1,005	946,656
5.30%, 02/05/54 (Call 08/05/53)	1,990	1,857,137
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,932	1,756,231
1.95%, 05/15/30 (Call 02/15/30)	2,020	1,690,985
2.20%, 02/09/27 (Call 01/09/27)(b)	973	902,585
2.72%, 02/09/32 (Call 11/09/31)(b)	570	486,246
2.85%, 05/15/40 (Call 11/15/39)	924	659,235
2.95%, 05/15/50 (Call 11/15/49)(b)	1,217	771,546
3.30%, 05/15/26	3,304	3,187,992
3.30%, 01/27/27	164	157,051
3.43%, 02/09/52 (Call 08/09/51)	715	492,043
3.45%, 02/19/26	1,936	1,879,583
3.50%, 05/15/29	3,601	3,349,128
4.00%, 07/27/25	635	625,474
4.00%, 06/20/42	1,713	1,391,700
4.15%, 07/27/27 (Call 06/27/27)	1,135	1,106,134
4.15%, 05/15/39	2,819	2,410,400
4.25%, 05/15/49	3,688	2,977,792
4.40%, 07/27/32 (Call 04/27/32)(b)	1,210	1,142,651
4.50%, 02/06/26(b)	975	965,336
4.50%, 02/06/28 (Call 01/06/28)(b)	1,215	1,192,781
4.70%, 02/19/46	935	832,914
4.75%, 02/06/33 (Call 11/06/32)(b)	1,080	1,046,998
4.90%, 07/27/52 (Call 01/27/52)	1,170	1,043,113
5.10%, 02/06/53 (Call 08/06/52)(b)	955	882,994
5.60%, 11/30/39(b)	1,025	1,039,717
5.88%, 11/29/32(b)	1,113	1,165,334
6.22%, 08/01/27(b)	1,227	1,268,243
6.50%, 01/15/28	663	697,257
7.00%, 10/30/25	1,581	1,616,779
7.13%, 12/01/96(b)	350	428,998
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	645	594,474
2.70%, 10/15/28 (Call 08/15/28)	1,007	892,384
3.15%, 10/15/31 (Call 07/15/31)(b)	1,160	974,174
4.10%, 10/15/41 (Call 04/15/41)	897	689,403
Security	Par (000)	Value

Computers (continued)
6.35%, 02/20/34 (Call 11/20/33)(b)	$320	$329,104
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,092	895,477
4.38%, 05/15/30 (Call 02/15/30)	765	719,530
5.75%, 03/15/33 (Call 12/15/32)	235	237,428
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	385	339,789
5.83%, 01/27/28 (Call 12/27/27)(a)	250	252,335
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,082	1,039,597
2.38%, 06/22/27 (Call 04/22/27)(b)	1,205	1,104,193
2.70%, 06/22/30 (Call 03/22/30)	1,345	1,161,334
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	1,108	933,952
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	325	280,204
3.10%, 02/01/32 (Call 11/01/31)	270	219,008
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(a)	1,100	1,016,125
		195,675,232
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/25(b)	445	435,059
3.10%, 08/15/27 (Call 07/15/27)	460	437,307
3.25%, 08/15/32 (Call 05/15/32)	1,122	996,221
3.70%, 08/01/47 (Call 02/01/47)(b)	902	716,101
4.00%, 08/15/45	1,001	840,385
4.60%, 03/01/28 (Call 02/01/28)	356	354,869
4.60%, 03/01/33 (Call 12/01/32)	461	451,178
4.80%, 03/02/26	641	639,355
Conopco Inc.
Series E, 7.25%, 12/15/26	585	613,965
Series F, 6.63%, 04/15/28(b)	165	174,691
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	955	780,059
2.38%, 12/01/29 (Call 09/01/29)	877	764,287
2.60%, 04/15/30 (Call 01/15/30)	1,095	955,535
3.13%, 12/01/49 (Call 06/01/49)	1,089	726,376
3.15%, 03/15/27 (Call 12/15/26)	920	877,441
3.70%, 08/15/42	542	421,087
4.15%, 03/15/47 (Call 09/15/46)	767	621,693
4.38%, 05/15/28 (Call 04/15/28)	460	450,228
4.38%, 06/15/45 (Call 12/15/44)	759	645,058
4.65%, 05/15/33 (Call 02/15/33)(b)	285	275,240
5.00%, 02/14/34 (Call 11/14/33)(b)	620	605,154
5.15%, 05/15/53 (Call 11/15/52)(b)	539	508,032
6.00%, 05/15/37	686	720,976
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	3,020	2,874,389
3.38%, 03/24/29 (Call 01/24/29)	618	570,162
3.63%, 03/24/32 (Call 12/24/31)	2,795	2,493,830
4.00%, 03/24/52 (Call 09/24/51)(b)	1,620	1,283,000
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	1,805	1,774,501
5.00%, 03/22/30 (Call 01/22/30)	1,580	1,577,938
5.05%, 03/22/28 (Call 02/22/28)	1,675	1,679,586
5.05%, 03/22/53 (Call 09/22/52)(b)	2,169	2,038,834
5.10%, 03/22/43 (Call 09/22/42)	1,135	1,094,547
5.20%, 03/22/63 (Call 09/22/62)	984	925,331
5.35%, 03/22/26 (Call 02/22/26)	1,190	1,193,041

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
0.55%, 10/29/25	$1,363	$1,280,583
1.00%, 04/23/26	1,555	1,446,946
1.20%, 10/29/30	1,412	1,137,686
1.90%, 02/01/27	345	320,158
1.95%, 04/23/31(b)	1,325	1,112,924
2.30%, 02/01/32(b)	1,375	1,168,131
2.45%, 11/03/26	1,166	1,101,677
2.70%, 02/02/26	901	867,981
2.80%, 03/25/27	799	757,616
2.85%, 08/11/27	1,162	1,096,257
3.00%, 03/25/30	2,150	1,965,695
3.50%, 10/25/47(b)	600	466,431
3.55%, 03/25/40	863	716,702
3.60%, 03/25/50	825	647,405
3.95%, 01/26/28	1,040	1,016,251
4.05%, 01/26/33(b)	1,075	1,023,194
4.10%, 01/26/26(b)	905	892,183
4.35%, 01/29/29	660	651,519
4.55%, 01/29/34	750	729,348
5.50%, 02/01/34(b)	347	361,848
5.55%, 03/05/37(b)	577	604,699
5.80%, 08/15/34	540	583,762
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	965	778,707
1.75%, 08/12/31 (Call 05/12/31)	1,385	1,119,306
2.00%, 07/28/26	1,020	957,280
2.13%, 09/06/29 (Call 06/06/29)	1,320	1,152,201
2.90%, 05/05/27 (Call 02/05/27)	1,645	1,558,992
3.10%, 07/30/25(b)	815	796,493
3.50%, 03/22/28 (Call 12/22/27)	2,160	2,054,226
4.88%, 09/08/28 (Call 08/08/28)	775	774,532
5.00%, 12/08/33 (Call 09/08/33)(b)	830	827,134
5.90%, 11/15/32(b)	1,529	1,620,548
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(b)	1,245	791,008
		63,894,879
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)	1,053	938,135
4.25%, 04/20/27 (Call 03/20/27)(a)	450	435,538
4.50%, 10/24/28 (Call 07/24/28)(a)(b)	1,425	1,381,718
4.65%, 04/20/32 (Call 01/20/32)(a)	575	542,360
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	780	787,711
6.25%, 06/15/33 (Call 03/15/33)(b)	825	847,760
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(a)(b)	840	768,717
5.00%, 07/05/28 (Call 06/05/28)(a)(b)	750	747,498
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	495	382,834
4.20%, 05/15/47 (Call 11/15/46)	456	379,558
4.60%, 06/15/45 (Call 12/15/44)	1,018	910,941
		8,122,770
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	1,340	1,257,524
2.45%, 10/29/26 (Call 09/29/26)	3,840	3,573,027
3.00%, 10/29/28 (Call 08/29/28)	4,815	4,350,383
3.30%, 01/30/32 (Call 10/30/31)	6,220	5,297,971
Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 10/29/33 (Call 07/29/33)	$1,945	$1,619,784
3.65%, 07/21/27 (Call 04/21/27)	1,417	1,340,388
3.85%, 10/29/41 (Call 04/29/41)(b)	1,725	1,346,412
3.88%, 01/23/28 (Call 10/23/27)	798	752,821
4.45%, 10/01/25 (Call 08/01/25)	535	526,948
4.45%, 04/03/26 (Call 02/03/26)	995	975,824
4.63%, 10/15/27 (Call 08/15/27)	893	867,793
5.10%, 01/19/29 (Call 12/19/28)	1,125	1,109,323
5.30%, 01/19/34 (Call 10/19/33)(b)	940	915,435
5.75%, 06/06/28 (Call 05/06/28)(b)	1,140	1,149,448
6.10%, 01/15/27 (Call 12/15/26)	580	588,376
6.15%, 09/30/30 (Call 07/30/30)	920	946,992
6.45%, 04/15/27 (Call 03/15/27)	900	921,267
6.50%, 07/15/25 (Call 06/15/25)	1,590	1,602,127
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)(b)	737	652,423
3.50%, 08/01/25(b)	345	336,492
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	1,620	1,495,721
2.10%, 09/01/28 (Call 07/01/28)	817	713,328
2.20%, 01/15/27 (Call 12/15/26)	1,387	1,275,762
2.88%, 01/15/26 (Call 12/15/25)(b)	334	319,251
2.88%, 01/15/32 (Call 10/15/31)	930	776,708
3.00%, 02/01/30 (Call 11/01/29)	1,150	1,014,086
3.13%, 12/01/30 (Call 09/01/30)(b)	1,159	1,008,425
3.25%, 10/01/29 (Call 07/01/29)	790	711,045
3.38%, 07/01/25 (Call 06/01/25)	1,226	1,196,001
3.63%, 04/01/27 (Call 01/01/27)(b)	923	870,239
3.63%, 12/01/27 (Call 09/01/27)	655	617,559
3.75%, 06/01/26 (Call 04/01/26)	218	210,191
4.63%, 10/01/28 (Call 07/01/28)	645	623,884
5.10%, 03/01/29 (Call 02/01/29)	675	665,689
5.30%, 02/01/28 (Call 01/01/28)(b)	900	896,010
5.85%, 12/15/27 (Call 11/15/27)	370	374,013
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(Call 03/01/28)(a)	430	427,391
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)	587	528,483
4.25%, 06/15/26 (Call 04/15/26)	1,310	1,274,851
5.25%, 08/11/25 (Call 07/11/25)(a)	917	908,385
5.95%, 02/15/29 (Call 01/15/29)(a)	695	693,822
6.50%, 07/18/28 (Call 06/18/28)(a)	710	722,762
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	1,260	1,086,473
4.75%, 06/09/27 (Call 05/09/27)(b)	1,030	1,000,027
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(b)(d)	1,075	1,102,825
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(d)	664	686,232
7.10%, 11/15/27 (Call 10/15/27)(b)	1,284	1,336,053
8.00%, 11/01/31 (b)	3,260	3,569,370
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	1,610	1,477,130
2.55%, 03/04/27 (Call 02/01/27)	3,103	2,891,526
3.13%, 05/20/26 (Call 04/20/26)	1,533	1,470,873
3.30%, 05/03/27 (Call 04/03/27)	3,014	2,865,405
3.95%, 08/01/25 (Call 07/01/25)	3,120	3,067,516
4.05%, 05/03/29 (Call 03/03/29)(b)	1,460	1,399,870
4.05%, 12/03/42(b)	1,365	1,148,173
4.20%, 11/06/25 (Call 10/06/25)	968	953,177

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(d)	$2,020	$1,900,502
4.90%, 02/13/26 (Call 01/13/26)(b)	1,757	1,744,306
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(d)	1,036	996,514
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(d)	2,015	1,969,305
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(d)	1,320	1,312,333
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(d)	1,465	1,464,161
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(d)	820	819,111
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(d)	1,635	1,649,804
5.63%, 07/28/34 (Call 04/27/33),
(1-day SOFR + 1.930%)(d)	215	214,261
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(d)	1,300	1,304,517
5.85%, 11/05/27 (Call 10/05/27)	2,180	2,230,904
5.92%, 04/25/35 (Call 01/25/34),
(1-day SOFR +1.630%)(b)(d)	515	521,449
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(d)	1,790	1,809,136
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(d)	1,050	1,117,963
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	460	439,789
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	781	741,176
4.50%, 05/13/32 (Call 02/13/32)(b)	745	711,806
5.15%, 05/15/33 (Call 02/15/33)	1,045	1,041,821
5.70%, 12/15/28 (Call 11/15/28)	695	709,931
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	1,035	917,595
Apollo Global Management Inc.
5.80%, 05/21/54 (Call 11/21/53)	1,000	988,714
6.38%, 11/15/33 (Call 08/15/33)	445	472,825
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(a)(b)	835	731,735
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26), (5-year CMT + 3.237%)(a)(b)(d)	885	820,291
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(a)(b)	160	110,062
Ares Management Corp., 6.38%, 11/10/28
(Call 10/10/28)(b)	185	192,241
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)	965	905,168
1.95%, 09/20/26 (Call 08/20/26)(a)	1,357	1,244,620
3.50%, 11/01/27 (Call 07/01/27)(a)	895	835,640
4.13%, 08/01/25 (Call 06/01/25)(a)	640	626,262
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	434	427,278
6.25%, 04/15/28 (Call 03/15/28)(a)	750	763,730
6.38%, 07/15/30 (Call 05/15/30)(a)	1,134	1,167,832
6.75%, 10/25/28 (Call 09/25/28)(a)(b)	735	763,773
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	1,052	984,758
2.53%, 11/18/27 (Call 10/18/27)(a)	3,133	2,800,019
2.75%, 02/21/28 (Call 12/21/27)(a)	1,315	1,177,565
3.25%, 02/15/27 (Call 12/15/26)(a)	1,170	1,090,215
4.25%, 04/15/26 (Call 03/15/26)(a)	1,380	1,336,895
Security	Par (000)	Value

Diversified Financial Services (continued)
4.38%, 05/01/26 (Call 03/01/26)(a)	$1,005	$976,078
5.50%, 01/15/26 (Call 12/15/25)(a)(b)	849	840,907
5.75%, 03/01/29 (Call 02/01/29)(a)	1,503	1,492,426
5.75%, 11/15/29 (Call 10/15/29)(a)	1,000	992,546
6.38%, 05/04/28 (Call 04/04/28)(a)(b)	420	425,868
BGC Group Inc.
4.38%, 12/15/25 (Call 09/15/25)	650	631,855
8.00%, 05/25/28 (Call 04/25/28)(b)	475	500,208
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)	658	512,435
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	518	449,799
2.00%, 01/30/32 (Call 10/30/31)(a)	1,238	969,582
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	898	776,716
2.55%, 03/30/32 (Call 12/30/31)(a)	655	534,319
2.80%, 09/30/50 (Call 03/30/50)(a)	327	194,917
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	700	424,126
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	632	590,763
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	1,180	779,189
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	805	558,813
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	354	268,299
4.45%, 07/15/45(a)(b)	350	287,898
5.00%, 06/15/44(a)	451	410,025
5.90%, 11/03/27 (Call 10/03/27)(a)	935	953,784
6.20%, 04/22/33 (Call 01/22/33)(a)(b)	2,160	2,253,355
6.25%, 08/15/42(a)(b)	421	431,025
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(a)	758	633,660
4.13%, 10/07/51 (Call 04/07/51)(a)	585	414,197
4.38%, 02/15/32 (Call 11/15/31)(a)	665	592,364
6.25%, 04/18/34 (Call 01/18/34)(a)	185	186,281
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	581,740
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	926	827,159
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	1,090	1,026,191
3.88%, 04/27/26 (Call 01/27/26)(a)	1,500	1,453,459
BOC Aviation USA Corp.
4.88%, 05/03/33 (Call 02/03/33)(a)	855	827,330
5.75%, 11/09/28 (Call 10/09/28)(a)(b)	1,625	1,654,648
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	254	260,447
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	1,560	1,249,594
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	905	764,997
3.50%, 03/30/51 (Call 09/30/50)(b)	795	552,919
3.63%, 02/15/52 (Call 08/15/51)	485	338,863
3.90%, 01/25/28 (Call 10/25/27)	1,459	1,393,451
4.25%, 06/02/26 (Call 03/02/26)	952	931,297
4.35%, 04/15/30 (Call 01/15/30)	1,279	1,212,234
4.70%, 09/20/47 (Call 03/20/47)	1,343	1,144,427
4.85%, 03/29/29 (Call 12/29/28)	1,276	1,254,838
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)	1,194	816,297
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(a)	780	747,722
7.20%, 12/12/28 (Call 11/12/28)(a)(b)	855	879,653
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(d)	1,841	1,682,128
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(d)	1,459	1,138,716

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(b)(d)	$1,190	$963,078
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(d)	2,015	1,810,779
3.65%, 05/11/27 (Call 04/11/27)	1,802	1,719,873
3.75%, 07/28/26 (Call 06/28/26)	1,910	1,841,990
3.75%, 03/09/27 (Call 02/09/27)	2,486	2,382,630
3.80%, 01/31/28 (Call 12/31/27)	2,229	2,112,607
4.20%, 10/29/25 (Call 09/29/25)	1,567	1,535,483
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(d)	1,245	1,225,471
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(d)	1,740	1,723,890
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(d)	860	840,078
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(d)	1,798	1,731,101
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(b)(d)	1,300	1,289,555
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(d)	645	644,647
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(d)	1,910	1,884,179
6.05%, 02/01/35 (Call 02/01/34),
(1-day SOFR + 2.260%)(b)(d)	1,585	1,591,113
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(d)	1,655	1,689,166
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(d)	1,910	1,956,603
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(d)	665	687,177
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(d)	1,970	2,154,581
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	663	535,957
3.00%, 03/16/32 (Call 12/16/31)	1,570	1,345,321
3.65%, 01/12/27 (Call 10/12/26)	1,240	1,197,679
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,847	1,708,061
1.15%, 05/13/26 (Call 04/13/26)	1,540	1,423,131
1.65%, 03/11/31 (Call 12/11/30)	1,029	820,604
1.95%, 12/01/31 (Call 09/01/31)(b)	1,637	1,304,075
2.00%, 03/20/28 (Call 01/20/28)(b)	1,960	1,751,479
2.30%, 05/13/31 (Call 02/13/31)	1,350	1,126,620
2.45%, 03/03/27 (Call 02/03/27)(b)	1,760	1,635,332
2.75%, 10/01/29 (Call 07/01/29)	537	479,665
2.90%, 03/03/32 (Call 12/03/31)	1,590	1,351,775
3.20%, 03/02/27 (Call 12/02/26)	1,110	1,053,118
3.20%, 01/25/28 (Call 10/25/27)	1,060	992,558
3.25%, 05/22/29 (Call 02/22/29)	1,985	1,818,255
3.30%, 04/01/27 (Call 01/01/27)(b)	1,199	1,142,179
3.45%, 02/13/26 (Call 11/13/25)	620	600,471
4.00%, 02/01/29 (Call 11/01/28)	1,054	1,010,404
4.63%, 03/22/30 (Call 12/22/29)(b)	560	550,710
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(d)	1,202	1,213,373
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(d)	1,090	1,107,137
5.88%, 08/24/26 (Call 07/24/26)	1,571	1,588,674
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(b)(d)	1,375	1,422,085
Security	Par (000)	Value

Diversified Financial Services (continued)
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(d)	$1,469	$1,517,889
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,330	1,041,319
4.10%, 06/15/51 (Call 12/15/50)	1,485	934,262
Citadel Finance LLC, 3.38%, 03/09/26
(Call 02/09/26)(a)	1,215	1,150,880
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)	748	727,048
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,135	969,094
3.75%, 06/15/28 (Call 03/15/28)(b)	952	917,785
4.15%, 06/15/48 (Call 12/15/47)	911	765,311
5.30%, 09/15/43 (Call 03/15/43)	1,176	1,177,385
Credit Suisse USA LLC, 7.13%, 07/15/32(b)	1,103	1,215,045
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)	595	572,659
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	1,453	1,396,321
4.50%, 01/30/26 (Call 11/30/25)	626	613,998
6.70%, 11/29/32 (Call 08/29/32)	1,030	1,076,448
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(d)	1,260	1,417,425
Drawbridge Special Opportunities
Fund LP/Drawbridge Special Opportunities
Finance, 3.88%, 02/15/26 (Call 12/15/25)(a)	928	877,989
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	626	597,911
Enact Holdings Inc.
6.25%, 05/28/29 (Call 04/28/29)	655	654,828
6.50%, 08/15/25 (Call 06/03/24)(a)	170	171,233
FMR LLC
5.15%, 02/01/43(a)	192	176,596
6.45%, 11/15/39(a)	770	815,431
6.50%, 12/14/40(a)	310	334,255
7.57%, 06/15/29(a)(b)	910	1,008,273
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,137	914,795
2.95%, 08/12/51 (Call 02/12/51)(b)	530	331,184
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)	270	260,727
Invesco Finance PLC
3.75%, 01/15/26	917	891,473
5.38%, 11/30/43	405	382,770
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	650	642,564
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,262	1,018,092
2.75%, 10/15/32 (Call 07/15/32)	720	570,544
4.15%, 01/23/30	1,426	1,315,504
4.85%, 01/15/27	1,343	1,322,181
5.88%, 07/21/28 (Call 06/21/28)	1,470	1,477,493
6.20%, 04/14/34 (Call 01/14/34)	1,910	1,917,346
6.25%, 01/15/36	845	856,529
6.45%, 06/08/27	632	645,395
6.50%, 01/20/43(b)	604	623,534
6.63%, 10/23/43 (Call 07/23/43)(b)	360	369,080
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	1,078	1,024,298
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(b)	441	419,902
4.38%, 03/11/29 (Call 12/11/28)(b)	947	904,239
4.50%, 09/19/28 (Call 06/19/28)	736	710,950
6.00%, 03/15/31 (Call 01/15/31)	325	327,948

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc.
4.75%, 03/15/26	$1,000	$990,773
5.63%, 01/15/44	701	682,875
LPL Holdings Inc.
4.00%, 03/15/29 (Call 07/01/24)(a)	1,525	1,413,722
4.38%, 05/15/31 (Call 05/15/26)(a)	495	450,963
4.63%, 11/15/27 (Call 06/04/24)(a)(b)	725	698,643
5.70%, 05/20/27 (Call 04/20/27)	240	240,644
6.00%, 05/20/34 (Call 02/20/34)	325	326,065
6.75%, 11/17/28 (Call 10/17/28)(b)	285	298,039
Lseg U.S. Fin Corp.
4.88%, 03/28/27 (Call 02/28/27)(a)	800	791,695
5.30%, 03/28/34 (Call 12/28/33)(a)	325	322,583
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(a)	1,757	1,633,076
2.00%, 04/06/28 (Call 02/06/28)(a)	1,518	1,350,382
2.50%, 04/06/31 (Call 01/06/31)(a)	1,473	1,237,343
3.20%, 04/06/41 (Call 10/06/40)(a)	836	621,504
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	1,015	842,235
2.00%, 11/18/31 (Call 08/18/31)	1,150	940,671
2.95%, 11/21/26 (Call 08/21/26)	780	743,428
2.95%, 06/01/29 (Call 03/01/29)	1,545	1,410,627
2.95%, 03/15/51 (Call 09/15/50)	1,071	711,378
3.30%, 03/26/27 (Call 01/26/27)(b)	1,763	1,688,379
3.35%, 03/26/30 (Call 12/26/29)	1,980	1,821,329
3.50%, 02/26/28 (Call 11/26/27)	1,016	969,066
3.65%, 06/01/49 (Call 12/01/48)	1,377	1,054,015
3.80%, 11/21/46 (Call 05/21/46)	755	601,972
3.85%, 03/26/50 (Call 09/26/49)	2,039	1,611,636
3.95%, 02/26/48 (Call 08/26/47)	630	512,533
4.85%, 03/09/33 (Call 12/09/32)	1,060	1,051,578
4.88%, 03/09/28 (Call 02/09/28)	1,050	1,054,245
4.88%, 05/09/34 (Call 02/09/34)	975	961,068
Mitsubishi HC Capital Inc., 5.08%, 09/15/27
(Call 08/15/27)(a)(b)	925	913,813
Mitsubishi HC Finance America LLC
5.66%, 02/28/33 (Call 11/28/32)(a)(b)	740	741,031
5.81%, 09/12/28 (Call 08/12/28)(a)	490	494,829
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(b)	1,071	855,118
2.50%, 12/21/40 (Call 06/21/40)	809	530,693
3.25%, 04/28/50 (Call 10/28/49)	870	582,083
3.85%, 06/30/26 (Call 03/30/26)	1,163	1,129,101
3.95%, 03/07/52 (Call 09/07/51)	865	644,830
5.35%, 06/28/28 (Call 05/28/28)	1,570	1,577,975
5.55%, 02/15/34 (Call 11/15/33)	1,735	1,732,382
5.65%, 06/28/25	250	250,053
5.95%, 08/15/53 (Call 02/15/53)	2,020	2,053,191
6.10%, 06/28/63 (Call 12/28/62)	645	662,015
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(a)	653	623,878
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	440	347,098
Nomura Holdings Inc.
1.65%, 07/14/26	1,915	1,763,707
1.85%, 07/16/25	1,942	1,858,546
2.17%, 07/14/28	1,289	1,130,604
2.33%, 01/22/27	1,750	1,613,477
2.61%, 07/14/31	1,380	1,132,139
2.68%, 07/16/30	1,154	977,765
Security	Par (000)	Value

Diversified Financial Services (continued)
2.71%, 01/22/29	$770	$680,117
3.00%, 01/22/32	1,225	1,020,800
3.10%, 01/16/30	2,065	1,817,147
5.10%, 07/03/25	1,090	1,081,588
5.39%, 07/06/27(b)	655	654,403
5.61%, 07/06/29(b)	775	776,101
5.71%, 01/09/26	395	394,952
5.84%, 01/18/28	730	738,168
6.07%, 07/12/28(b)	2,465	2,515,717
6.09%, 07/12/33(b)	775	806,946
6.18%, 01/18/33	725	757,042
Nuveen LLC
4.00%, 11/01/28 (Call 08/01/28)(a)	1,610	1,540,392
5.55%, 01/15/30 (Call 12/15/29)(a)	535	536,204
5.85%, 04/15/34 (Call 01/15/34)(a)	515	516,302
ORIX Corp.
2.25%, 03/09/31(b)	885	737,186
3.70%, 07/18/27	520	495,224
4.00%, 04/13/32	665	611,785
5.00%, 09/13/27	425	421,439
5.20%, 09/13/32(b)	660	660,040
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	986	898,070
6.15%, 12/06/28(a)(b)	990	1,006,640
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	1,075	1,047,258
6.20%, 05/15/29 (Call 04/15/29)	670	673,899
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	1,220	898,529
4.65%, 04/01/30 (Call 01/01/30)	767	747,876
4.95%, 07/15/46	1,039	935,559
REC Ltd., 5.63%, 04/11/28(a)	75	75,014
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	765	700,778
SURA Asset Management SA, 4.38%, 04/11/27(a)	95	91,771
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(b)	1,035	831,992
3.70%, 08/04/26 (Call 05/04/26)	734	697,178
3.95%, 12/01/27 (Call 09/01/27)	1,231	1,152,437
4.50%, 07/23/25 (Call 04/23/25)	1,227	1,204,165
4.88%, 06/13/25 (Call 05/13/25)	895	884,768
5.15%, 03/19/29 (Call 12/19/28)	1,158	1,109,597
TPG Operating Group II LP, 5.88%, 03/05/34
(Call 12/05/33)	90	89,810
USAA Capital Corp.
2.13%, 05/01/30 (Call 02/01/30)(a)	637	535,876
5.25%, 06/01/27(a)	450	451,154
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	894	788,718
1.10%, 02/15/31 (Call 11/15/30)	1,614	1,274,024
1.90%, 04/15/27 (Call 02/15/27)	2,098	1,932,395
2.00%, 08/15/50 (Call 02/15/50)(b)	2,427	1,351,340
2.05%, 04/15/30 (Call 01/15/30)	2,203	1,883,333
2.70%, 04/15/40 (Call 10/15/39)	1,443	1,047,401
2.75%, 09/15/27 (Call 06/15/27)	1,250	1,170,325
3.15%, 12/14/25 (Call 09/14/25)	2,104	2,043,271
3.65%, 09/15/47 (Call 03/15/47)	1,552	1,203,638
4.15%, 12/14/35 (Call 06/14/35)	1,829	1,701,351
4.30%, 12/14/45 (Call 06/14/45)	3,692	3,206,867
Voya Financial Inc.
3.65%, 06/15/26	990	953,710

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(d)	$554	$473,507
4.80%, 06/15/46(b)	693	587,455
5.70%, 07/15/43	426	409,884
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	901	834,696
2.75%, 03/15/31 (Call 12/15/30)(b)	666	553,481
6.20%, 11/17/36(b)	693	701,893
6.20%, 06/21/40	520	515,297
		347,476,468
Electric — 8.5%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)(b)	1,115	988,169
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	1,405	987,664
4.00%, 10/03/49(a)	1,035	819,018
4.38%, 06/22/26(a)	640	627,821
4.38%, 01/24/29(a)	65	62,806
4.70%, 04/24/33(a)(b)	1,775	1,700,681
4.88%, 04/23/30(a)	467	461,120
6.50%, 10/27/36(a)(b)	1,194	1,312,321
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(a)	300	240,451
3.95%, 02/12/30(a)	362	302,503
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(a)	550	516,006
4.25%, 05/21/36 (Call 11/21/35)(a)	378	304,428
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	652	429,238
3.80%, 10/01/47 (Call 04/01/47)	482	345,394
3.85%, 10/01/25 (Call 07/01/25)(a)(b)	346	336,951
3.95%, 06/01/28 (Call 03/01/28)	654	618,908
4.70%, 05/15/32 (Call 02/15/32)	825	775,463
5.25%, 05/15/52 (Call 11/15/51)	660	593,919
5.40%, 06/01/33 (Call 03/01/33)	325	316,297
5.45%, 05/15/29 (Call 04/15/29)	515	514,698
5.70%, 05/15/34 (Call 02/15/34)	515	510,342
Series E, 6.65%, 02/15/33(b)	489	510,485
Series G, 4.15%, 05/01/49 (Call 11/01/48)	450	340,081
Series H, 3.45%, 01/15/50 (Call 07/15/49)	663	441,617
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,152	950,797
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	662	629,376
3.15%, 09/15/49 (Call 03/15/49)	290	190,850
3.75%, 12/01/47 (Call 06/01/47)	804	599,934
3.80%, 06/15/49 (Call 12/15/48)	525	388,498
4.00%, 12/01/46 (Call 06/01/46)	495	393,164
4.25%, 09/15/48 (Call 03/15/48)	575	464,214
4.50%, 06/15/52 (Call 12/01/51)	630	523,983
5.15%, 04/01/34 (Call 01/01/34)	225	220,050
5.40%, 03/15/53 (Call 09/15/52)	835	798,438
Series M, 3.65%, 04/01/50 (Call 10/01/49)	730	531,357
Series N, 2.75%, 08/15/51 (Call 02/15/51)(b)	482	289,835
AES Andes SA, 6.30%, 03/15/29
(Call 02/15/29)(a)	120	119,549
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,283	1,198,061
2.45%, 01/15/31 (Call 10/15/30)	1,450	1,190,654
3.30%, 07/15/25 (Call 06/15/25)(a)	875	849,859
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	869	782,956
5.45%, 06/01/28 (Call 05/01/28)	1,580	1,572,447
Security	Par (000)	Value

Electric (continued)
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	$760	$492,518
3.05%, 03/15/32 (Call 12/15/31)	395	340,334
3.13%, 07/15/51 (Call 01/15/51)	865	574,533
3.45%, 10/01/49 (Call 04/01/49)	644	458,108
3.75%, 09/01/27 (Call 08/01/27)	865	832,255
3.75%, 03/01/45 (Call 09/01/44)	1,176	908,044
3.85%, 12/01/42	500	399,641
3.94%, 09/01/32 (Call 03/01/32)(b)	617	564,845
4.10%, 01/15/42(b)	330	267,607
4.15%, 08/15/44 (Call 02/15/44)	421	345,684
4.30%, 01/02/46 (Call 07/02/45)	545	455,472
5.50%, 03/15/41(b)	240	231,483
5.70%, 02/15/33(b)	299	303,309
5.85%, 11/15/33 (Call 05/15/33)(b)	300	311,155
6.00%, 03/01/39(b)	766	792,771
6.13%, 05/15/38	385	400,603
Series 11-C, 5.20%, 06/01/41(b)	346	322,210
Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)(b)	820	661,790
Series A, 4.30%, 07/15/48 (Call 01/15/48)	831	683,253
Series B, 3.70%, 12/01/47 (Call 06/01/47)	806	610,495
Alexander Funding Trust II, 7.47%, 07/31/28
(Call 06/30/28)(a)	805	845,719
Alfa Desarrollo SpA, 4.55%, 09/27/51
(Call 03/27/51)(a)	928	693,140
Algonquin Power & Utilities Corp., 5.37%,
06/15/26(c)	110	109,244
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)	534	460,602
4.25%, 06/15/28 (Call 03/15/28)(a)	790	749,831
5.95%, 03/30/29 (Call 02/28/29)(a)(b)	230	234,907
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(b)	920	808,741
1.95%, 03/15/27 (Call 02/15/27)	1,045	955,448
3.50%, 01/15/31 (Call 10/15/30)	1,134	1,016,097
3.65%, 02/15/26 (Call 11/15/25)	602	583,461
5.00%, 01/15/29 (Call 12/15/28)	955	939,812
5.70%, 12/01/26 (Call 11/01/26)(b)	945	950,390
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	545	436,485
2.90%, 06/15/51 (Call 12/15/50)	365	230,532
3.25%, 03/15/50 (Call 09/15/49)	455	310,206
3.70%, 12/01/47 (Call 06/01/47)	762	576,529
3.80%, 05/15/28 (Call 02/15/28)	665	633,864
3.85%, 09/01/32 (Call 06/01/32)	695	628,191
4.15%, 03/15/46 (Call 09/15/45)	695	569,464
4.30%, 07/01/44 (Call 01/01/44)(b)	218	179,454
4.50%, 03/15/49 (Call 09/15/48)	524	450,116
4.80%, 12/15/43 (Call 06/15/43)	415	365,078
4.95%, 06/01/33 (Call 03/01/33)(b)	540	525,552
5.90%, 12/01/52 (Call 06/01/52)(b)	505	523,087
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	755	636,952
3.20%, 11/13/27 (Call 08/13/27)	648	604,866
3.25%, 03/01/50 (Call 09/01/49)(b)	608	399,255
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(d)	465	423,606
5.20%, 01/15/29 (Call 12/15/28)	1,630	1,619,279
5.63%, 03/01/33 (Call 12/01/32)	589	585,192
5.70%, 08/15/25	125	125,034

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.75%, 11/01/27 (Call 10/01/27)(b)	$486	$493,117
5.95%, 11/01/32 (Call 08/01/32)	900	919,650
Series J, 4.30%, 12/01/28 (Call 09/01/28)	837	802,600
Series N, 1.00%, 11/01/25 (Call 10/01/25)	630	590,549
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	717	591,888
5.00%, 09/01/44 (Call 03/01/44)(a)	508	454,906
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	505	493,872
4.40%, 05/15/44 (Call 11/15/43)(b)	462	369,326
4.45%, 06/01/45 (Call 12/01/44)	418	334,644
4.50%, 08/01/32 (Call 05/01/32)	805	740,279
5.65%, 04/01/34 (Call 01/01/34)	515	508,334
7.00%, 04/01/38	538	587,463
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	620	522,775
Series L, 5.80%, 10/01/35	85	83,026
Series P, 6.70%, 08/15/37(b)	635	671,094
Series X, 3.30%, 06/01/27 (Call 03/01/27)	675	636,042
Series Y, 4.50%, 03/01/49 (Call 09/01/48)(b)	542	428,781
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	725	500,855
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	817	654,287
2.55%, 09/15/26 (Call 06/15/26)	535	498,160
2.60%, 08/15/29 (Call 05/15/29)(b)	625	549,470
2.65%, 09/15/50 (Call 03/15/50)	605	350,597
2.95%, 09/15/27 (Call 06/15/27)	590	549,195
3.35%, 05/15/50 (Call 11/15/49)(b)	690	460,461
3.50%, 12/01/49 (Call 06/01/49)(b)	635	430,584
3.75%, 05/15/46 (Call 11/15/45)	610	448,856
4.20%, 08/15/48 (Call 02/15/48)	505	392,305
4.25%, 03/01/49 (Call 09/01/48)	486	379,407
4.35%, 11/15/45 (Call 05/15/45)	400	325,433
4.50%, 04/01/42 (Call 10/01/41)	775	654,986
4.70%, 01/15/44 (Call 07/15/43)	95	78,010
5.05%, 09/01/41 (Call 03/01/41)	340	309,919
5.50%, 09/01/35	395	382,550
5.55%, 08/01/33 (Call 05/01/33)	525	518,461
5.70%, 08/15/34 (Call 05/15/34)	470	469,803
6.35%, 12/15/32 (Call 09/15/32)	485	507,702
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	545	452,955
4.00%, 10/15/28 (Call 07/15/28)(b)	807	771,454
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(a)(b)	315	300,825
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	1,534	1,416,069
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	625	466,110
4.35%, 06/01/48 (Call 12/01/47)	640	520,126
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)(b)	550	456,501
2.40%, 08/15/26 (Call 05/15/26)	677	638,639
2.90%, 06/15/50 (Call 12/15/49)	430	268,126
3.20%, 09/15/49 (Call 03/15/49)	624	414,926
3.50%, 08/15/46 (Call 02/15/46)	726	530,186
3.75%, 08/15/47 (Call 02/15/47)	354	264,779
4.25%, 09/15/48 (Call 03/15/48)	595	480,999
4.55%, 06/01/52 (Call 12/01/51)	645	542,754
5.40%, 06/01/53 (Call 12/01/52)(b)	645	617,949
6.35%, 10/01/36	372	393,688
Basin Electric Power Cooperative, 4.75%,
04/26/47 (Call 10/26/46)(a)(b)	375	323,273
Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	$975	$768,480
2.85%, 05/15/51 (Call 11/15/50)	2,050	1,247,602
3.25%, 04/15/28 (Call 01/15/28)	1,084	1,014,206
3.70%, 07/15/30 (Call 04/15/30)	1,406	1,297,765
3.80%, 07/15/48 (Call 01/15/48)	1,068	783,755
4.25%, 10/15/50 (Call 04/15/50)	1,138	889,484
4.45%, 01/15/49 (Call 07/15/48)(b)	1,367	1,119,193
4.50%, 02/01/45 (Call 08/01/44)	1,019	884,096
4.60%, 05/01/53 (Call 11/01/52)(b)	1,065	882,774
5.15%, 11/15/43 (Call 05/15/43)	908	853,243
5.95%, 05/15/37	619	634,607
6.13%, 04/01/36	1,956	2,040,687
8.48%, 09/15/28(b)	215	241,224
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	570	474,329
3.05%, 10/15/29 (Call 07/15/29)	682	605,587
3.15%, 01/15/27 (Call 07/15/26)(b)	852	805,628
3.88%, 10/15/49 (Call 04/15/49)	530	373,557
3.95%, 01/15/26 (Call 07/15/25)	655	638,656
4.20%, 09/15/46 (Call 03/15/46)(b)	385	293,899
4.35%, 05/01/33 (Call 02/01/33)	544	487,106
5.95%, 03/15/28 (Call 02/15/28)(b)	610	622,069
6.00%, 01/15/35 (Call 10/15/34)	370	370,165
6.15%, 05/15/34 (Call 02/15/34)(b)	225	228,629
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	673	515,526
3.60%, 03/01/52 (Call 09/01/51)	460	331,940
3.95%, 03/01/48 (Call 09/01/47)	644	505,416
4.50%, 04/01/44 (Call 10/01/43)	1,022	884,887
4.95%, 04/01/33 (Call 01/01/33)	350	340,321
5.15%, 03/01/34 (Call 12/01/33)(b)	595	586,394
5.20%, 10/01/28 (Call 09/01/28)(b)	670	672,657
5.30%, 04/01/53 (Call 10/01/52)	510	493,454
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	470	445,294
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,221	1,000,963
Series AD, 2.90%, 07/01/50 (Call 01/01/50)(b)	751	480,067
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	715	599,639
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(b)	465	323,565
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	325	278,312
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	630	595,419
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	305	271,691
Series K2, 6.95%, 03/15/33	545	604,646
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	641	603,613
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	852	788,558
2.65%, 06/01/31 (Call 03/01/31)	640	537,949
2.95%, 03/01/30 (Call 12/01/29)(b)	602	530,540
3.70%, 09/01/49 (Call 03/01/49)	585	416,938
5.25%, 08/10/26(b)	490	488,027
5.40%, 06/01/29 (Call 05/01/29)	650	649,543
CEZ A/S, 5.63%, 04/03/42(a)	30	26,109
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	419	363,367
3.74%, 05/01/26 (Call 02/01/26)	852	820,323
4.97%, 05/01/46 (Call 11/01/45)	472	387,477
Cleco Power LLC
6.00%, 12/01/40(b)	385	387,768
6.50%, 12/01/35(b)	377	397,285
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)	405	377,016

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	$615	$578,425
5.95%, 12/15/36(b)	492	491,217
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(b)	457	427,097
3.00%, 05/15/26 (Call 02/15/26)	532	508,273
3.45%, 08/15/27 (Call 05/15/27)	605	574,965
3.60%, 11/15/25 (Call 08/15/25)(b)	515	499,225
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(d)	586	484,151
4.70%, 03/31/43 (Call 09/30/42)(b)	377	325,752
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(d)	669	614,635
4.88%, 03/01/44 (Call 09/01/43)	528	476,146
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	280	244,293
3.15%, 01/19/32 (Call 10/19/31)(a)	320	267,479
3.95%, 10/11/27 (Call 07/11/27)(a)	572	545,426
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)(b)	445	444,444
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)	1,530	1,275,281
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	1,256	1,018,630
4.68%, 02/09/51 (Call 08/09/50)(a)	537	378,623
4.69%, 05/15/29 (Call 03/15/29)(a)	1,312	1,230,123
4.75%, 02/23/27(a)(b)	640	618,893
5.75%, 02/14/42(a)(b)	512	462,901
6.26%, 02/15/52 (Call 08/15/51)(a)(b)	1,105	952,178
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	637	541,517
2.55%, 06/15/26 (Call 03/15/26)	1,096	1,040,618
3.00%, 03/01/50 (Call 09/01/49)	846	543,333
3.15%, 03/15/32 (Call 12/15/31)	395	343,139
3.65%, 06/15/46 (Call 12/15/45)	474	353,199
3.70%, 08/15/28 (Call 05/15/28)	879	830,727
3.70%, 03/01/45 (Call 09/01/44)(b)	807	616,905
3.80%, 10/01/42 (Call 04/01/42)	449	354,876
4.00%, 03/01/48 (Call 09/01/47)	1,130	879,262
4.00%, 03/01/49 (Call 09/01/48)	800	617,825
4.35%, 11/15/45 (Call 05/15/45)	565	472,003
4.60%, 08/15/43 (Call 02/15/43)	422	369,512
4.70%, 01/15/44 (Call 07/15/43)	560	498,035
4.90%, 02/01/33 (Call 11/01/32)(b)	245	238,563
5.30%, 06/01/34 (Call 03/01/34)	310	308,901
5.30%, 02/01/53 (Call 08/01/52)	665	627,201
5.65%, 06/01/54 (Call 12/01/53)	275	273,295
6.45%, 01/15/38	739	793,365
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	870	812,464
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	806	607,101
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	421	280,072
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	775	506,029
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	525	315,190
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	605	450,925
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	1,105	876,302
4.30%, 04/15/44 (Call 10/15/43)	650	548,710
4.90%, 07/01/33 (Call 04/01/33)	630	611,690
5.25%, 01/15/53 (Call 07/15/52)	740	706,105
Series A, 0.75%, 12/01/25 (Call 11/01/25)	374	350,013
Series A, 2.05%, 07/01/31 (Call 04/01/31)	71	57,680
Series A, 3.20%, 03/15/27 (Call 12/15/26)	752	715,524
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	330	272,416
Security	Par (000)	Value

Electric (continued)
Connecticut Light and Power Co. (The), 4.65%,
01/01/29 (Call 12/01/28)	$580	$570,341
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	1,302	1,092,335
3.20%, 12/01/51 (Call 06/01/51)	845	558,447
3.60%, 06/15/61 (Call 12/15/60)(b)	830	570,567
3.70%, 11/15/59 (Call 05/15/59)	750	519,001
3.80%, 05/15/28 (Call 02/15/28)(b)	905	863,089
3.85%, 06/15/46 (Call 12/15/45)	884	680,562
3.95%, 03/01/43 (Call 09/01/42)(b)	935	746,520
4.45%, 03/15/44 (Call 09/15/43)	1,184	1,010,989
4.50%, 12/01/45 (Call 06/01/45)	1,095	931,943
4.50%, 05/15/58 (Call 11/15/57)	814	662,821
4.63%, 12/01/54 (Call 06/01/54)	820	693,255
5.20%, 03/01/33 (Call 12/01/32)(b)	695	693,886
5.38%, 05/15/34 (Call 02/15/34)	1,450	1,446,734
5.50%, 03/15/34 (Call 12/15/33)(b)	1,800	1,822,951
5.70%, 06/15/40(b)	460	459,348
5.70%, 05/15/54 (Call 11/15/53)	570	566,474
5.90%, 11/15/53 (Call 05/15/53)	975	1,001,010
6.15%, 11/15/52 (Call 05/15/52)(b)	395	418,276
Series 05-A, 5.30%, 03/01/35	464	458,723
Series 06-A, 5.85%, 03/15/36	635	650,869
Series 06-B, 6.20%, 06/15/36	545	575,085
Series 06-E, 5.70%, 12/01/36(b)	390	391,873
Series 07-A, 6.30%, 08/15/37	833	882,784
Series 08-B, 6.75%, 04/01/38	874	965,612
Series 09-C, 5.50%, 12/01/39	653	641,910
Series 12-A, 4.20%, 03/15/42	699	580,944
Series 2017, 3.88%, 06/15/47
(Call 12/15/46)(b)	814	629,144
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,161	1,057,783
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,425	1,112,441
Series A, 4.13%, 05/15/49 (Call 11/15/48)	750	589,576
Series B, 2.90%, 12/01/26 (Call 09/01/26)	600	564,651
Series B, 3.13%, 11/15/27 (Call 08/15/27)	462	432,106
Series C, 3.00%, 12/01/60 (Call 06/01/60)	625	369,824
Series C, 4.00%, 11/15/57 (Call 05/15/57)(b)	300	225,215
Series C, 4.30%, 12/01/56 (Call 06/01/56)	641	506,803
Series D, 4.00%, 12/01/28 (Call 09/01/28)	565	543,247
Series E, 4.65%, 12/01/48 (Call 06/01/48)	1,073	913,581
Consorcio Transmantaro SA
4.70%, 04/16/34(a)	1,200	1,112,280
5.20%, 04/11/38 (Call 01/11/38)(a)	490	454,810
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,371	1,339,530
5.60%, 03/01/28 (Call 02/01/28)	995	1,003,981
5.60%, 06/15/42 (Call 12/15/41)	850	817,396
5.75%, 10/01/41 (Call 04/01/41)(b)	736	715,835
5.75%, 03/15/54 (Call 09/15/53)	885	858,190
5.80%, 03/01/33 (Call 12/01/32)	710	721,114
6.13%, 01/15/34 (Call 10/15/33)	935	973,146
6.25%, 10/01/39	1,110	1,149,976
6.50%, 10/01/53 (Call 04/01/53)	870	929,037
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(b)	380	214,464
3.10%, 08/15/50 (Call 02/15/50)(b)	775	544,175
3.25%, 08/15/46 (Call 02/15/46)	600	437,161
3.50%, 08/01/51 (Call 02/01/51)	835	630,584
3.60%, 08/15/32 (Call 02/15/32)	350	311,484
3.75%, 02/15/50 (Call 08/15/49)(b)	528	402,803

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 11/15/28 (Call 08/15/28)	$491	$466,751
3.95%, 05/15/43 (Call 11/15/42)	545	443,218
3.95%, 07/15/47 (Call 01/15/47)(b)	525	421,516
4.05%, 05/15/48 (Call 11/15/47)(b)	730	591,259
4.10%, 11/15/45 (Call 05/15/45)	60	47,695
4.20%, 09/01/52 (Call 03/01/52)	330	268,203
4.35%, 04/15/49 (Call 10/15/48)	691	586,289
4.35%, 08/31/64 (Call 02/28/64)(b)	325	251,299
4.60%, 05/30/29 (Call 03/30/29)	410	401,316
4.63%, 05/15/33 (Call 11/15/32)(b)	1,005	959,265
4.65%, 03/01/28 (Call 01/01/28)	755	746,308
4.90%, 02/15/29 (Call 12/15/28)	930	923,155
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	735	534,816
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	190	148,296
4.15%, 05/15/45 (Call 11/15/44)	486	386,134
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	349	341,386
4.25%, 06/01/28 (Call 03/01/28)	818	787,299
4.35%, 08/15/32 (Call 05/15/32)(b)	5	4,640
4.70%, 12/01/44 (Call 06/01/44)	685	581,853
4.85%, 08/15/52 (Call 02/15/52)(b)	940	807,065
5.38%, 11/15/32 (Call 08/15/32)	960	948,717
7.00%, 06/15/38	521	567,003
Series A, 1.45%, 04/15/26 (Call 03/15/26)	953	885,096
Series A, 4.60%, 03/15/49 (Call 09/15/48)	699	579,610
Series B, 3.30%, 04/15/41 (Call 10/15/40)	805	586,236
Series B, 3.60%, 03/15/27 (Call 01/15/27)	550	525,161
Series B, 5.95%, 06/15/35	845	856,748
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,470	1,188,984
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,676	1,505,416
Series C, 4.05%, 09/15/42 (Call 03/15/42)	589	463,614
Series C, 4.90%, 08/01/41 (Call 02/01/41)	896	792,637
Series D, 2.85%, 08/15/26 (Call 05/15/26)	794	752,010
Series E, 6.30%, 03/15/33(b)	495	513,995
Series F, 5.25%, 08/01/33	719	700,850
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	807	703,514
5.10%, 06/01/65 (Call 12/01/64)	380	339,541
5.30%, 05/15/33	550	547,227
5.45%, 02/01/41 (Call 08/01/40)	515	500,843
6.05%, 01/15/38	716	742,710
6.25%, 10/15/53 (Call 04/15/53)	310	334,818
6.63%, 02/01/32	497	538,797
Series A, 2.30%, 12/01/31 (Call 09/01/31)	655	537,341
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	524	448,748
2.95%, 03/01/50 (Call 09/01/49)(b)	630	407,973
3.70%, 03/15/45 (Call 09/15/44)	548	424,678
3.70%, 06/01/46 (Call 12/01/45)	649	494,254
3.75%, 08/15/47 (Call 02/15/47)(b)	807	611,741
3.95%, 06/15/42 (Call 12/15/41)	364	289,002
3.95%, 03/01/49 (Call 09/01/48)	889	700,966
4.30%, 07/01/44 (Call 01/01/44)	445	377,435
4.85%, 12/01/26	680	677,578
5.20%, 04/01/33 (Call 01/01/33)(b)	865	861,467
5.20%, 03/01/34 (Call 12/01/33)	735	726,871
5.40%, 04/01/53 (Call 10/01/52)	925	903,400
5.70%, 10/01/37(b)	186	186,184
Series A, 1.90%, 04/01/28 (Call 02/01/28)	780	695,346
Security	Par (000)	Value

Electric (continued)
Series A, 3.00%, 03/01/32 (Call 12/01/31)	$765	$655,823
Series A, 4.00%, 04/01/43 (Call 10/01/42)(b)	448	366,208
Series A, 4.05%, 05/15/48 (Call 11/15/47)	765	610,547
Series A, 6.63%, 06/01/36	130	140,786
Series B, 3.25%, 04/01/51 (Call 10/01/50)(b)	682	463,379
Series B, 3.65%, 03/01/52 (Call 09/01/51)(b)	537	392,367
Series C, 2.63%, 03/01/31 (Call 12/01/30)	778	663,729
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,145	1,081,736
2.95%, 03/01/30 (Call 12/01/29)	669	584,668
4.88%, 06/01/28 (Call 05/01/28)	890	876,068
5.10%, 03/01/29 (Call 02/01/29)	1,265	1,247,884
5.85%, 06/01/34 (Call 03/01/34)	775	784,341
Series C, 3.40%, 06/15/29 (Call 03/15/29)	933	849,164
Series F, 1.05%, 06/01/25 (Call 05/01/25)	968	926,044
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	791	695,213
2.45%, 02/01/30 (Call 11/01/29)	733	636,376
2.55%, 04/15/31 (Call 01/15/31)	537	455,079
2.85%, 03/15/32 (Call 12/15/31)	565	480,753
2.95%, 12/01/26 (Call 09/01/26)	941	893,377
3.20%, 08/15/49 (Call 02/15/49)	974	653,013
3.45%, 04/15/51 (Call 10/15/50)	430	300,354
3.55%, 03/15/52 (Call 09/15/51)	897	630,664
3.70%, 12/01/47 (Call 06/01/47)(b)	867	635,993
3.75%, 06/01/45 (Call 12/01/44)	759	574,424
3.88%, 03/15/46 (Call 09/15/45)	693	533,703
3.95%, 11/15/28 (Call 08/15/28)	962	918,958
3.95%, 03/15/48 (Call 09/15/47)(b)	784	605,032
4.00%, 09/30/42 (Call 03/30/42)	862	696,167
4.25%, 12/15/41 (Call 06/15/41)	925	775,006
4.85%, 01/15/34 (Call 10/15/33)(b)	580	558,745
4.95%, 01/15/33 (Call 10/15/32)	1,440	1,408,064
5.30%, 02/15/40	812	790,341
5.35%, 01/15/53 (Call 07/15/52)	1,090	1,038,261
5.40%, 01/15/54 (Call 07/15/53)	1,311	1,259,927
6.00%, 01/15/38	722	748,549
6.05%, 04/15/38	722	751,341
6.10%, 06/01/37	596	616,357
6.45%, 10/15/32	700	751,760
Series A, 6.00%, 12/01/28(b)	802	830,403
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,114	1,050,446
2.45%, 06/01/30 (Call 03/01/30)	973	829,623
2.55%, 06/15/31 (Call 03/15/31)	1,364	1,140,218
2.65%, 09/01/26 (Call 06/01/26)(b)	1,747	1,646,979
3.15%, 08/15/27 (Call 05/15/27)(b)	1,127	1,058,772
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(d)	459	409,483
3.30%, 06/15/41 (Call 12/15/40)	1,124	818,274
3.40%, 06/15/29 (Call 03/15/29)	700	644,087
3.50%, 06/15/51 (Call 12/15/50)	1,033	698,862
3.75%, 09/01/46 (Call 03/01/46)	1,950	1,433,813
3.95%, 08/15/47 (Call 02/15/47)	731	547,855
4.20%, 06/15/49 (Call 12/15/48)	830	643,082
4.30%, 03/15/28 (Call 02/15/28)	1,425	1,379,072
4.50%, 08/15/32 (Call 05/15/32)	895	837,515
4.80%, 12/15/45 (Call 06/15/45)	662	569,180
4.85%, 01/05/27	645	638,924
4.85%, 01/05/29 (Call 12/05/28)(b)	720	706,401
5.00%, 12/08/25	508	504,844

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 12/08/27 (Call 11/08/27)	$805	$800,544
5.00%, 08/15/52 (Call 02/15/52)	1,570	1,370,921
5.75%, 09/15/33 (Call 06/15/33)	890	900,135
6.10%, 09/15/53 (Call 03/15/53)(b)	1,045	1,067,978
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	800	658,543
2.40%, 12/15/31 (Call 09/15/31)	772	638,811
2.50%, 12/01/29 (Call 09/01/29)(b)	836	734,030
3.00%, 12/15/51 (Call 06/15/51)	630	398,033
3.20%, 01/15/27 (Call 10/15/26)	1,007	958,939
3.40%, 10/01/46 (Call 04/01/46)	724	513,144
3.80%, 07/15/28 (Call 04/15/28)(b)	703	671,386
3.85%, 11/15/42 (Call 05/15/42)	587	467,239
4.20%, 07/15/48 (Call 01/15/48)	627	504,750
5.65%, 04/01/40	485	482,061
5.88%, 11/15/33 (Call 08/15/33)	850	883,239
5.95%, 11/15/52 (Call 05/15/52)	689	705,977
6.20%, 11/15/53 (Call 05/15/53)	825	878,711
6.35%, 09/15/37	899	953,675
6.40%, 06/15/38	998	1,062,515
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)(b)	890	537,868
3.75%, 05/15/46 (Call 11/15/45)	599	455,464
5.25%, 03/01/34 (Call 12/01/33)	380	378,545
5.40%, 04/01/53 (Call 10/01/52)	645	610,883
6.12%, 10/15/35(b)	499	522,593
6.35%, 08/15/38	767	815,142
6.45%, 04/01/39(b)	444	476,375
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	200	163,724
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	445	401,322
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(b)	617	414,928
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	619	517,942
3.65%, 02/01/29 (Call 11/01/28)	699	656,013
3.70%, 06/15/46 (Call 12/15/45)	500	367,690
4.30%, 02/01/49 (Call 08/01/48)(b)	574	459,080
5.25%, 04/01/33 (Call 01/01/33)(b)	500	495,113
5.55%, 03/15/54 (Call 09/15/53)	375	363,011
5.65%, 04/01/53 (Call 10/01/52)	485	474,584
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,005	815,558
2.50%, 08/15/50 (Call 02/15/50)	677	389,695
2.90%, 08/15/51 (Call 02/15/51)	542	336,784
3.25%, 08/15/25 (Call 05/15/25)(b)	604	589,252
3.40%, 04/01/32 (Call 01/01/32)(b)	280	246,027
3.45%, 03/15/29 (Call 12/15/28)	584	544,064
3.60%, 09/15/47 (Call 03/15/47)(b)	776	565,037
3.70%, 09/01/28 (Call 06/01/28)	876	829,512
3.70%, 10/15/46 (Call 04/15/46)	656	490,289
4.00%, 04/01/52 (Call 10/01/51)	525	400,288
4.10%, 05/15/42 (Call 11/15/41)	744	609,202
4.10%, 03/15/43 (Call 09/15/42)	624	508,718
4.15%, 12/01/44 (Call 06/01/44)	842	680,148
4.20%, 08/15/45 (Call 02/15/45)	929	752,293
4.38%, 03/30/44 (Call 09/30/43)	493	411,805
5.10%, 03/15/34 (Call 12/15/33)	610	600,168
5.25%, 03/15/33 (Call 12/15/32)	575	571,448
5.35%, 03/15/53 (Call 09/15/52)	750	707,291
6.30%, 04/01/38	610	647,148
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)	582	488,088
Security	Par (000)	Value

Electric (continued)
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	$695	$561,366
3.62%, 08/01/27 (Call 05/01/27)(a)	574	537,002
E.ON International Finance BV, 6.65%,
04/30/38(a)(b)	1,580	1,684,475
Edison International
4.13%, 03/15/28 (Call 12/15/27)	840	799,998
4.70%, 08/15/25	555	547,966
5.25%, 11/15/28 (Call 10/15/28)	670	663,157
5.75%, 06/15/27 (Call 04/15/27)	851	855,810
6.95%, 11/15/29 (Call 09/15/29)	880	935,942
EDP Finance BV, 1.71%, 01/24/28(a)(b)	1,497	1,323,785
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	489	407,630
6.00%, 05/15/35	724	722,068
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)	1,242	1,210,725
4.50%, 09/21/28 (Call 06/21/28)(a)	2,453	2,368,358
4.75%, 10/13/35 (Call 04/13/35)(a)	392	359,083
4.88%, 09/21/38 (Call 03/21/38)(a)	610	545,956
4.88%, 01/22/44(a)(b)	826	716,851
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	1,474	1,271,118
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	2,019	1,757,525
5.25%, 10/13/55 (Call 04/13/55)(a)	260	219,060
5.60%, 01/27/40(a)(b)	863	843,713
5.65%, 04/22/29 (Call 03/22/29)(a)(b)	1,200	1,207,534
5.70%, 05/23/28 (Call 04/23/28)(a)	580	587,022
5.95%, 04/22/34 (Call 01/22/34)(a)(b)	1,200	1,208,930
6.00%, 04/22/64 (Call 10/22/63)(a)	1,600	1,496,555
6.00%, 01/22/2114(a)(b)	687	644,289
6.25%, 05/23/33 (Call 02/23/33)(a)(b)	1,095	1,139,365
6.90%, 05/23/53 (Call 11/23/52)(a)	1,580	1,692,199
6.95%, 01/26/39(a)(b)	1,764	1,920,472
Elm Road Generating Station Supercritical LLC,
6.09%, 02/11/40(a)(b)	235	231,009
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	665	543,101
3.55%, 06/15/26 (Call 03/15/26)	1,345	1,286,838
4.75%, 06/15/46 (Call 12/15/45)	1,751	1,417,396
Emirates Semb Corp. Water & Power Co. PJSC,
4.45%, 08/01/35(a)	35	32,224
Enel Americas SA, 4.00%, 10/25/26
(Call 07/25/26)	964	923,605
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,451	1,402,910
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(a)	1,175	775,238
7.10%, 10/14/27 (Call 09/14/27)(a)	1,285	1,348,684
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)	1,930	1,778,347
1.88%, 07/12/28 (Call 05/12/28)(a)	1,580	1,389,291
2.25%, 07/12/31 (Call 04/12/31)(a)	1,906	1,552,908
3.50%, 04/06/28(a)	2,095	1,960,701
3.63%, 05/25/27(a)	1,370	1,304,144
4.25%, 06/15/25(a)	330	325,768
4.63%, 06/15/27 (Call 05/15/27)(a)	1,075	1,051,279
4.75%, 05/25/47(a)(b)	1,375	1,167,055
4.88%, 06/14/29(a)(b)	1,160	1,144,423
5.00%, 06/15/32 (Call 03/15/32)(a)	1,630	1,550,999
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	1,568	1,427,514
6.00%, 10/07/39(a)	2,117	2,130,517
6.80%, 10/14/25(a)	365	370,896
6.80%, 09/15/37(a)	1,035	1,105,167

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
7.50%, 10/14/32 (Call 07/14/32)(a)	$1,180	$1,309,472
7.75%, 10/14/52 (Call 04/14/52)(a)	1,425	1,683,153
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(a)	145	125,754
6.38%, 04/17/34 (Call 01/17/34)(a)	40	40,494
Engie SA
5.25%, 04/10/29 (Call 03/10/29)(a)	505	501,657
5.63%, 04/10/34 (Call 01/10/34)(a)	735	732,911
5.88%, 04/10/54 (Call 10/10/53)(a)	10	9,726
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)(b)	1,045	606,031
3.35%, 06/15/52 (Call 12/15/51)(b)	657	442,509
3.50%, 04/01/26 (Call 01/01/26)	878	852,022
4.00%, 06/01/28 (Call 03/01/28)	715	685,587
4.20%, 04/01/49 (Call 10/01/48)	815	651,016
4.95%, 12/15/44 (Call 12/15/24)	481	416,536
5.15%, 01/15/33 (Call 10/15/32)	640	631,087
5.30%, 09/15/33 (Call 06/15/33)	1,150	1,141,048
5.45%, 06/01/34 (Call 03/01/34)	1,375	1,369,128
5.75%, 06/01/54 (Call 12/01/53)(b)	375	372,115
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,192	1,123,064
1.90%, 06/15/28 (Call 04/15/28)	1,095	958,105
2.40%, 06/15/31 (Call 03/05/31)	1,009	829,147
2.80%, 06/15/30 (Call 03/15/30)(b)	711	616,649
2.95%, 09/01/26 (Call 06/01/26)	1,226	1,160,078
3.75%, 06/15/50 (Call 12/15/49)	753	532,031
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(b)	706	562,609
2.35%, 06/15/32 (Call 03/15/32)	714	574,750
2.40%, 10/01/26 (Call 07/01/26)	819	767,517
2.90%, 03/15/51 (Call 09/15/50)	993	602,172
3.05%, 06/01/31 (Call 03/01/31)	638	552,178
3.10%, 06/15/41 (Call 12/15/40)	195	140,781
3.12%, 09/01/27 (Call 06/01/27)	846	795,147
3.25%, 04/01/28 (Call 01/01/28)	764	711,802
4.00%, 03/15/33 (Call 12/15/32)	1,669	1,504,700
4.20%, 09/01/48 (Call 03/01/48)	1,286	1,017,249
4.20%, 04/01/50 (Call 10/01/49)	765	603,355
4.44%, 01/15/26 (Call 10/15/25)	5	4,932
4.75%, 09/15/52 (Call 03/15/52)	675	580,138
4.95%, 01/15/45 (Call 01/15/25)	749	661,448
5.35%, 03/15/34 (Call 12/15/33)	560	552,524
5.70%, 03/15/54 (Call 09/15/53)	560	551,568
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	710	651,444
3.50%, 06/01/51 (Call 03/01/51)(b)	340	236,279
3.85%, 06/01/49 (Call 12/01/48)	672	497,477
5.00%, 09/01/33 (Call 06/01/33)	260	251,093
5.85%, 06/01/54 (Call 12/01/53)	400	398,322
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	833	671,220
3.55%, 09/30/49 (Call 03/30/49)(b)	637	449,412
4.00%, 03/30/29 (Call 12/30/28)	485	460,864
4.50%, 03/30/39 (Call 09/30/38)	376	331,145
5.00%, 09/15/52 (Call 03/15/52)	345	304,948
5.15%, 06/01/45 (Call 06/01/25)(b)	298	267,701
5.80%, 09/01/53 (Call 03/01/53)	480	477,316
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	314	279,031
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	145	137,503
Security	Par (000)	Value

Electric (continued)
3.10%, 04/01/27 (Call 01/01/27)	$555	$525,439
3.25%, 12/01/25 (Call 09/01/25)	499	483,148
3.25%, 09/01/49 (Call 03/01/49)	770	511,633
3.45%, 04/15/50 (Call 10/15/49)	470	322,007
4.10%, 04/01/43 (Call 10/01/42)	442	357,009
4.13%, 03/01/42 (Call 09/01/41)	855	702,147
4.25%, 12/01/45 (Call 06/01/45)	516	420,001
4.63%, 09/01/43 (Call 03/01/43)	301	255,767
5.70%, 03/15/53 (Call 09/15/52)	445	435,492
5.90%, 11/15/33 (Call 08/15/33)	510	523,437
Evergy Kansas South Inc., 4.30%, 07/15/44
(Call 01/15/44)(a)	35	28,388
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	165	161,511
4.20%, 06/15/47 (Call 12/15/46)	460	367,185
4.20%, 03/15/48 (Call 09/15/47)	497	395,405
4.95%, 04/15/33 (Call 01/15/33)(b)	550	530,629
5.30%, 10/01/41 (Call 04/01/41)	659	623,357
5.40%, 04/01/34 (Call 01/01/34)	645	638,390
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	572	445,709
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	569	480,350
Series B, 6.05%, 11/15/35(b)	74	76,044
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(a)	342	297,666
5.15%, 12/15/27 (Call 11/15/27)(a)(b)	750	744,551
5.65%, 06/01/34 (Call 03/01/34)(a)	275	274,714
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	100	82,615
2.90%, 03/01/27 (Call 02/01/27)	1,022	955,568
3.35%, 03/15/26 (Call 12/15/25)	440	422,179
3.38%, 03/01/32 (Call 12/01/31)	870	743,517
3.45%, 01/15/50 (Call 07/15/49)(b)	825	563,290
4.60%, 07/01/27 (Call 06/01/27)(b)	935	913,288
4.75%, 05/15/26	485	477,893
5.00%, 01/01/27(b)	670	662,807
5.13%, 05/15/33 (Call 02/15/33)	770	737,507
5.45%, 03/01/28 (Call 02/01/28)(b)	1,800	1,800,694
5.50%, 01/01/34 (Call 10/01/33)	1,010	988,649
5.85%, 04/15/31 (Call 02/15/31)	975	983,094
5.95%, 02/01/29 (Call 01/01/29)	1,270	1,294,939
5.95%, 07/15/34 (Call 04/15/34)(b)	1,120	1,128,399
Series M, 3.30%, 01/15/28 (Call 10/15/27)	625	580,311
Series O, 4.25%, 04/01/29 (Call 01/01/29)	909	862,688
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(b)	501	472,079
Series R, 1.65%, 08/15/30 (Call 05/15/30)	777	620,336
Series U, 1.40%, 08/15/26 (Call 07/15/26)	550	502,314
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	690	644,876
3.35%, 03/15/32 (Call 12/15/31)	993	866,723
3.40%, 04/15/26 (Call 01/15/26)	796	769,818
3.95%, 06/15/25 (Call 03/15/25)	883	867,892
4.05%, 04/15/30 (Call 01/15/30)	1,617	1,516,351
4.10%, 03/15/52 (Call 09/15/51)	1,040	799,724
4.45%, 04/15/46 (Call 10/15/45)	1,167	974,083
4.70%, 04/15/50 (Call 10/15/49)	1,138	966,936
4.95%, 06/15/35 (Call 12/15/34)	447	415,727
5.10%, 06/15/45 (Call 12/15/44)	1,037	943,745
5.15%, 03/15/28 (Call 02/15/28)	945	940,350
5.15%, 03/15/29 (Call 02/15/29)	440	437,702
5.30%, 03/15/33 (Call 12/15/32)	890	881,849
5.45%, 03/15/34 (Call 12/15/33)	700	693,814

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.60%, 03/15/53 (Call 09/15/52)	$1,310	$1,268,102
5.63%, 06/15/35	890	884,631
7.60%, 04/01/32	880	981,470
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(a)	1,665	1,561,444
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	250	214,864
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	1,520	1,447,598
Series C, 3.40%, 03/01/50 (Call 09/01/49)	580	383,518
Series C, 5.10%, 07/15/47 (Call 01/15/47)	1,020	876,843
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)	575	533,990
3.60%, 06/01/29 (Call 03/01/29)(a)	339	313,341
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	776	742,322
5.20%, 04/01/28 (Call 03/01/28)(a)	380	378,732
6.15%, 10/01/38	460	469,090
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	924	837,345
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	810	662,229
5.45%, 07/15/44 (Call 01/15/44)(a)	610	574,721
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	2,162	1,793,098
2.88%, 12/04/51 (Call 06/04/51)(b)	1,594	1,014,289
3.13%, 12/01/25 (Call 06/01/25)	1,012	981,046
3.15%, 10/01/49 (Call 04/01/49)	1,128	766,579
3.70%, 12/01/47 (Call 06/01/47)	1,049	795,294
3.80%, 12/15/42 (Call 06/15/42)	772	619,561
3.95%, 03/01/48 (Call 09/01/47)	1,435	1,132,385
3.99%, 03/01/49 (Call 09/01/48)(b)	805	637,935
4.05%, 06/01/42 (Call 12/01/41)	750	627,013
4.05%, 10/01/44 (Call 04/01/44)	850	698,002
4.13%, 02/01/42 (Call 08/01/41)	1,005	850,098
4.13%, 06/01/48 (Call 12/01/47)	557	450,617
4.40%, 05/15/28 (Call 03/15/28)	645	630,410
4.45%, 05/15/26 (Call 04/15/26)	765	755,022
4.63%, 05/15/30 (Call 03/15/30)	650	635,804
4.80%, 05/15/33 (Call 02/15/33)	1,065	1,033,854
4.95%, 06/01/35(b)	520	505,624
5.05%, 04/01/28 (Call 03/01/28)	840	841,056
5.10%, 04/01/33 (Call 01/01/33)	1,050	1,039,382
5.13%, 06/01/41 (Call 12/01/40)(b)	285	270,745
5.15%, 06/15/29 (Call 05/15/29)	805	807,399
5.25%, 02/01/41 (Call 08/01/40)	695	679,495
5.30%, 06/15/34 (Call 03/15/34)	875	877,927
5.30%, 04/01/53 (Call 10/01/52)(b)	990	957,013
5.60%, 06/15/54 (Call 12/15/53)	760	764,822
5.63%, 04/01/34(b)	157	161,495
5.65%, 02/01/37	630	639,735
5.69%, 03/01/40	565	579,288
5.95%, 10/01/33(b)	345	361,862
5.95%, 02/01/38	955	999,489
5.96%, 04/01/39	605	638,421
Series A, 3.30%, 05/30/27 (Call 02/28/27)	660	625,477
Fortis Inc./Canada, 3.06%, 10/04/26
(Call 07/04/26)	1,680	1,589,093
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	762	735,472
3.25%, 03/30/27 (Call 12/30/26)(b)	555	526,418
4.30%, 03/15/42	1,408	1,203,360
4.30%, 03/15/43	637	533,902
4.65%, 05/16/28 (Call 03/16/28)	1,030	1,012,047
Security	Par (000)	Value

Electric (continued)
4.70%, 05/15/32 (Call 02/15/32)	$1,075	$1,036,162
4.95%, 05/17/33 (Call 11/17/32)	1,020	992,374
5.00%, 02/23/27 (Call 01/23/27)	395	394,181
5.13%, 05/15/52 (Call 11/15/51)(b)	1,120	1,039,651
5.25%, 03/15/34 (Call 09/15/33)	935	928,534
5.40%, 06/01/40	244	232,327
Series 10-C, 4.75%, 09/01/40	739	664,371
Series A, 3.25%, 03/15/51 (Call 09/15/50)	1,175	792,922
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,048	929,495
Series B, 3.70%, 01/30/50 (Call 07/30/49)	627	464,396
Great River Energy, 6.25%, 07/01/38(a)(b)	363	367,268
Iberdrola International BV, 6.75%, 07/15/36(b)	980	1,092,316
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	160	113,769
5.50%, 03/15/53 (Call 09/15/52)	555	526,132
5.80%, 04/01/54 (Call 10/01/53)	350	344,427
Series K, 4.20%, 03/01/48 (Call 09/01/47)	750	584,631
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	465	305,092
3.85%, 05/15/28 (Call 02/15/28)	335	317,724
4.25%, 08/15/48 (Call 02/15/48)	625	495,429
5.63%, 04/01/53 (Call 10/01/52)	760	742,154
6.05%, 03/15/37(b)	485	497,250
Series K, 4.55%, 03/15/46 (Call 09/15/45)	610	511,503
Series L, 3.75%, 07/01/47 (Call 01/01/47)	532	389,936
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	675	524,154
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	390	325,198
5.65%, 12/01/32 (Call 09/01/32)(a)	540	541,688
5.70%, 04/01/54 (Call 10/01/53)(a)	1,000	978,623
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(a)	140	130,462
4.75%, 01/15/51 (Call 07/15/50)(a)	685	507,131
4.88%, 01/14/48(a)(b)	487	371,289
Interchile SA, 4.50%, 06/30/56
(Call 12/30/55)(a)(b)	1,295	1,074,373
Interconexion Electrica SA ESP, 3.83%, 11/26/33
(Call 08/26/33)(a)	184	157,090
International Transmission Co., 4.63%, 08/15/43
(Call 02/15/43)	25	21,123
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)(b)	714	603,576
3.10%, 11/30/51 (Call 05/30/51)	165	104,148
3.40%, 08/15/25 (Call 05/15/25)	320	311,450
3.50%, 09/30/49 (Call 03/30/49)	735	511,727
3.60%, 04/01/29 (Call 01/01/29)	414	384,660
3.70%, 09/15/46 (Call 03/15/46)	405	297,629
4.10%, 09/26/28 (Call 06/26/28)	850	812,691
4.70%, 10/15/43 (Call 04/15/43)(b)	372	313,737
5.70%, 10/15/33 (Call 07/15/33)	550	555,231
6.25%, 07/15/39	551	570,391
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	845	782,834
5.75%, 04/01/34 (Call 01/01/34)(a)(b)	255	251,452
Israel Electric Corp. Ltd.
4.25%, 08/14/28(a)	1,470	1,346,005
7.75%, 12/15/27(a)	100	104,225
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(a)(b)	1,067	933,245
3.25%, 06/30/26 (Call 03/30/26)	975	932,401
3.35%, 11/15/27 (Call 08/15/27)	977	916,588

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 09/22/27 (Call 08/22/27)(a)	$1,370	$1,352,457
5.30%, 07/01/43 (Call 01/01/43)	770	711,837
5.40%, 06/01/33 (Call 03/01/33)(a)	490	482,502
5.65%, 05/09/34 (Call 02/09/34)(a)	375	374,133
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)	485	399,102
4.30%, 01/15/26 (Call 10/15/25)(a)	1,095	1,072,670
6.15%, 06/01/37(b)	198	201,243
Kallpa Generacion SA, 4.13%, 08/16/27
(Call 05/16/27)(a)	660	629,711
Kentucky Power Co., 7.00%, 11/15/33
(Call 08/15/33)(a)(b)	500	528,297
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)(b)	540	524,260
3.30%, 06/01/50 (Call 12/01/49)	750	507,775
4.38%, 10/01/45 (Call 04/01/45)	747	623,256
5.13%, 11/01/40 (Call 05/01/40)	1,100	1,037,260
5.45%, 04/15/33 (Call 01/15/33)	535	537,890
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	294	251,095
Korea Southern Power Co. Ltd., 0.75%,
01/27/26(a)	520	481,506
Liberty Utilities Co.
5.58%, 01/31/29 (Call 12/31/28)(a)	55	54,915
5.87%, 01/31/34 (Call 10/31/33)(a)(b)	570	569,475
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(a)	1,313	1,066,072
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	468	466,069
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	517	413,213
4.38%, 10/01/45 (Call 04/01/45)	523	434,200
4.65%, 11/15/43 (Call 05/15/43)(b)	435	372,926
5.13%, 11/15/40 (Call 05/15/40)(b)	355	326,865
5.45%, 04/15/33 (Call 01/15/33)	405	405,531
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	161	156,488
Majapahit Holding BV, 7.88%, 06/29/37(a)	145	167,730
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	629	496,721
4.00%, 08/15/46 (Call 02/15/46)(a)(b)	550	418,044
5.87%, 02/26/54 (Call 08/26/53)(a)	725	715,862
5.90%, 11/15/39(a)	720	713,457
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32(a)	186	181,245
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	830	496,489
3.10%, 05/01/27 (Call 02/01/27)	623	591,246
3.15%, 04/15/50 (Call 10/15/49)	1,045	695,448
3.65%, 04/15/29 (Call 01/15/29)	1,240	1,165,405
3.65%, 08/01/48 (Call 02/01/48)	787	585,697
3.95%, 08/01/47 (Call 02/01/47)	980	766,557
4.25%, 05/01/46 (Call 11/01/45)	536	442,242
4.25%, 07/15/49 (Call 01/15/49)	1,277	1,047,075
4.40%, 10/15/44 (Call 04/15/44)	298	250,628
4.80%, 09/15/43 (Call 03/15/43)(b)	573	517,174
5.30%, 02/01/55 (Call 08/01/54)	455	430,496
5.35%, 01/15/34 (Call 10/15/33)	500	504,924
5.75%, 11/01/35	310	318,038
5.80%, 10/15/36	650	665,990
5.85%, 09/15/54 (Call 03/15/54)	875	896,455
6.75%, 12/30/31	790	877,114
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(a)(b)	278	265,990
Security	Par (000)	Value

Electric (continued)
Minejesa Capital BV
4.63%, 08/10/30(a)	$878	$834,384
5.63%, 08/10/37(a)	505	449,625
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	859	821,057
Series 12-A, 4.25%, 03/15/42	698	575,989
Series B, 3.10%, 07/30/51 (Call 01/30/51)(b)	451	285,642
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)	575	546,816
5.40%, 12/15/43 (Call 06/15/43)(a)	1,075	1,000,492
5.85%, 02/15/34 (Call 11/15/33)(a)(b)	420	425,491
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	977	889,214
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	270	258,287
4.17%, 12/10/42(a)	410	322,394
5.35%, 05/01/34 (Call 02/01/34)(a)(b)	615	604,584
5.64%, 03/15/40(a)(b)	351	340,983
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	790	770,998
5.60%, 06/12/28 (Call 05/12/28)	430	432,534
5.81%, 06/12/33 (Call 03/12/33)	900	903,419
National Grid USA
5.80%, 04/01/35(b)	425	416,103
8.00%, 11/15/30	160	177,603
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)(b)	1,215	1,117,227
1.35%, 03/15/31 (Call 12/15/30)	529	411,303
1.65%, 06/15/31 (Call 03/15/31)	658	517,649
2.40%, 03/15/30 (Call 12/15/29)	550	472,284
2.75%, 04/15/32 (Call 01/15/32)	375	312,996
3.05%, 04/25/27 (Call 01/25/27)	700	661,302
3.25%, 11/01/25 (Call 08/01/25)	388	376,595
3.40%, 02/07/28 (Call 11/07/27)(b)	816	770,109
3.45%, 06/15/25(b)	640	626,464
3.70%, 03/15/29 (Call 12/15/28)(b)	637	597,287
3.90%, 11/01/28 (Call 08/01/28)(b)	764	725,232
4.02%, 11/01/32 (Call 05/01/32)(b)	326	296,806
4.15%, 12/15/32 (Call 09/15/32)(b)	542	497,880
4.30%, 03/15/49 (Call 09/15/48)	563	463,138
4.40%, 11/01/48 (Call 05/01/48)(b)	625	517,449
4.45%, 03/13/26 (Call 02/13/26)	345	340,486
4.80%, 02/05/27 (Call 01/05/27)(b)	585	581,273
4.80%, 03/15/28 (Call 02/15/28)	1,025	1,015,185
4.85%, 02/07/29 (Call 01/07/29)(b)	610	603,362
5.00%, 02/07/31 (Call 12/07/30)(b)	450	447,592
5.05%, 09/15/28 (Call 08/15/28)	685	682,044
5.10%, 05/06/27 (Call 04/06/27)	375	374,535
5.15%, 06/15/29 (Call 05/15/29)	375	373,993
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(d)	543	525,612
5.45%, 10/30/25	380	379,752
5.60%, 11/13/26 (Call 10/13/26)	365	367,870
5.80%, 01/15/33 (Call 07/15/32)	895	922,109
7.13%, 09/15/53 (Call 06/15/28),
(5-year CMT + 3.533%)(d)	120	123,387
Series C, 8.00%, 03/01/32	590	682,420
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	352	333,774
5.45%, 05/15/41 (Call 11/15/40)	230	220,559
5.90%, 05/01/53 (Call 11/01/52)	345	347,451
6.00%, 03/15/54 (Call 09/15/53)	675	685,948

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(b)	$924	$867,964
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	576	490,707
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(b)	440	280,876
Series N, 6.65%, 04/01/36	565	608,147
Series R, 6.75%, 07/01/37	200	217,563
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)(b)	565	338,505
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	500	373,199
5.94%, 11/25/52 (Call 05/25/52)(a)	430	429,224
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	1,070	846,290
3.25%, 12/01/26 (Call 09/01/26)(a)	312	292,696
3.30%, 09/15/49 (Call 03/15/49)(a)(b)	586	386,211
5.65%, 08/15/28 (Call 07/15/28)(a)	460	465,379
5.85%, 08/15/33 (Call 05/15/33)(a)	245	248,225
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,530	1,402,822
1.90%, 06/15/28 (Call 04/15/28)	1,332	1,171,181
2.25%, 06/01/30 (Call 03/01/30)	2,302	1,943,986
2.44%, 01/15/32 (Call 10/15/31)	1,414	1,156,022
2.75%, 11/01/29 (Call 08/01/29)	1,400	1,238,455
3.00%, 01/15/52 (Call 07/15/51)	935	590,418
3.50%, 04/01/29 (Call 01/01/29)	750	692,962
3.55%, 05/01/27 (Call 02/01/27)	1,960	1,868,875
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)(d)	477	433,299
4.45%, 06/20/25	1,300	1,287,009
4.63%, 07/15/27 (Call 06/15/27)	1,610	1,580,594
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(d)	536	491,301
4.90%, 02/28/28 (Call 01/28/28)	1,960	1,936,629
4.90%, 03/15/29 (Call 02/15/29)	1,210	1,192,926
4.95%, 01/29/26	1,175	1,167,412
5.00%, 02/28/30 (Call 12/28/29)(b)	1,055	1,042,684
5.00%, 07/15/32 (Call 04/15/32)	1,425	1,388,176
5.05%, 02/28/33 (Call 11/28/32)(b)	1,205	1,172,640
5.25%, 03/15/34 (Call 12/15/33)(b)	1,445	1,415,053
5.25%, 02/28/53 (Call 08/28/52)	1,420	1,320,597
5.55%, 03/15/54 (Call 09/15/53)(b)	1,380	1,335,203
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(d)	766	725,903
5.75%, 09/01/25(b)	850	851,459
6.70%, 09/01/54 (Call 06/01/29),
(5-year CMT + 2.364%)(d)	10	9,996
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)	926	765,642
2.76%, 01/10/32 (Call 10/10/31)(a)	675	552,909
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	480	297,117
4.12%, 11/28/42(a)(b)	455	360,586
4.28%, 12/15/28 (Call 09/15/28)(a)	548	519,239
4.28%, 10/01/34 (Call 04/01/34)(a)	536	472,949
5.29%, 01/17/34 (Call 10/17/33)(a)	950	921,811
5.66%, 01/17/54 (Call 07/17/53)(a)	1,060	1,016,482
5.78%, 09/16/52 (Call 03/16/52)(a)	840	819,563
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	410	342,158
2.60%, 06/01/51 (Call 12/01/50)	612	364,836
2.90%, 03/01/50 (Call 09/01/49)(b)	801	512,792
3.20%, 04/01/52 (Call 10/01/51)	412	273,348
3.40%, 08/15/42 (Call 02/15/42)	436	329,894
3.60%, 05/15/46 (Call 11/15/45)	414	306,899
Security	Par (000)	Value

Electric (continued)
3.60%, 09/15/47 (Call 03/15/47)	$691	$508,423
4.00%, 08/15/45 (Call 02/15/45)	516	407,408
4.13%, 05/15/44 (Call 11/15/43)	432	352,592
4.50%, 06/01/52 (Call 12/01/51)(b)	665	561,659
4.85%, 08/15/40 (Call 02/15/40)(b)	396	356,629
5.10%, 05/15/53 (Call 11/15/52)(b)	680	629,869
5.25%, 07/15/35(b)	235	229,665
5.35%, 11/01/39	410	400,233
5.40%, 03/15/54 (Call 09/15/53)	505	489,006
6.20%, 07/01/37	539	574,273
6.25%, 06/01/36	510	544,536
Northern States Power Co/WI, 5.65%, 06/15/54
(Call 12/15/53)	375	373,710
NorthWestern Corp., 4.18%, 11/15/44
(Call 05/15/44)	400	323,336
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)	841	791,561
2.45%, 12/02/27 (Call 10/02/27)(a)	1,333	1,197,185
4.45%, 06/15/29 (Call 03/15/29)(a)	678	637,805
7.00%, 03/15/33 (Call 12/15/32)(a)	1,155	1,220,586
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	306,005
2.70%, 06/01/26 (Call 03/01/26)(b)	300	283,735
3.10%, 06/01/51 (Call 12/01/50)	715	468,829
3.20%, 05/15/27 (Call 02/15/27)	954	907,461
3.25%, 11/15/25 (Call 08/15/25)(b)	327	316,388
3.25%, 05/15/29 (Call 02/15/29)	825	759,795
3.95%, 04/01/30 (Call 01/01/30)	695	649,162
4.40%, 03/01/44 (Call 09/01/43)	310	263,177
4.55%, 06/01/52 (Call 12/01/51)	664	558,018
4.95%, 09/15/52 (Call 03/15/52)	230	206,561
5.40%, 06/01/34 (Call 03/01/34)	450	449,251
5.50%, 03/15/40	490	481,998
OGE Energy Corp., 5.45%, 05/15/29
(Call 04/15/29)	465	466,139
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	815	579,214
4.20%, 12/01/42	445	346,273
4.25%, 04/01/46 (Call 10/01/45)(b)	388	297,281
4.50%, 04/01/47 (Call 10/01/46)(b)	555	448,703
4.55%, 06/01/44	80	64,703
5.05%, 10/01/48 (Call 04/01/48)	764	666,781
5.25%, 09/01/50	470	422,874
5.38%, 11/01/40	525	491,310
5.95%, 11/01/39	586	579,264
6.19%, 01/01/31(a)	179	181,484
6.20%, 12/01/53 (Call 06/01/53)	590	601,600
Ohio Edison Co.
6.88%, 07/15/36	590	645,754
8.25%, 10/15/38	370	452,408
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	375	285,286
4.15%, 04/01/48 (Call 10/01/47)	575	446,519
5.00%, 06/01/33 (Call 03/01/33)	290	279,798
5.65%, 06/01/34 (Call 03/01/34)(b)	325	325,963
Series D, 6.60%, 03/01/33(b)	430	452,630
Series F, 5.85%, 10/01/35.	390	389,489
Series G, 6.60%, 02/15/33	430	453,500
Series P, 2.60%, 04/01/30 (Call 01/01/30)	465	401,766
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(b)	437	347,985
Series R, 2.90%, 10/01/51 (Call 04/01/51)	760	468,110

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	$596	$533,561
3.30%, 03/15/30 (Call 09/15/29)	449	403,918
3.80%, 08/15/28 (Call 02/15/28)	626	594,452
3.85%, 08/15/47 (Call 02/15/47)	635	479,863
3.90%, 05/01/43 (Call 11/01/42)(b)	190	147,746
4.00%, 12/15/44 (Call 06/15/44)	260	202,932
4.15%, 04/01/47 (Call 10/01/46)	635	506,077
4.55%, 03/15/44 (Call 09/15/43)	270	228,363
5.25%, 05/15/41 (Call 11/15/40)(b)	115	107,526
5.40%, 01/15/33 (Call 07/15/32)(b)	325	325,341
5.60%, 04/01/53 (Call 10/01/52)	445	435,049
5.85%, 06/01/40(b)	170	169,584
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	744	699,091
2.70%, 11/15/51 (Call 05/15/51)(b)	725	432,975
2.75%, 05/15/30 (Call 02/15/30)	745	654,078
3.10%, 09/15/49 (Call 03/15/49)(b)	1,114	742,250
3.70%, 11/15/28 (Call 08/15/28)	760	719,047
3.70%, 05/15/50 (Call 11/15/49)	659	487,583
3.75%, 04/01/45 (Call 10/01/44)	905	703,216
3.80%, 09/30/47 (Call 03/30/47)	635	483,002
3.80%, 06/01/49 (Call 12/01/48)	580	440,474
4.10%, 11/15/48 (Call 05/15/48)	748	602,196
4.15%, 06/01/32 (Call 03/01/32)	405	375,983
4.30%, 05/15/28 (Call 04/15/28)(b)	55	53,628
4.55%, 09/15/32 (Call 06/15/32)	810	769,097
4.55%, 12/01/41 (Call 06/01/41)	550	488,997
4.60%, 06/01/52 (Call 12/01/51)	725	619,615
4.95%, 09/15/52 (Call 03/15/52)	615	558,585
5.25%, 09/30/40	285	274,974
5.30%, 06/01/42 (Call 12/01/41)	615	596,082
5.35%, 10/01/52 (Call 04/01/52)	567	543,570
5.65%, 11/15/33 (Call 08/15/33)	820	838,287
7.00%, 05/01/32	595	656,905
7.25%, 01/15/33	750	845,023
7.50%, 09/01/38	500	595,171
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	895	806,545
2.50%, 02/01/31 (Call 11/01/30)	2,677	2,205,327
2.95%, 03/01/26 (Call 12/01/25)	1,117	1,065,395
3.00%, 06/15/28 (Call 04/15/28)	1,035	943,800
3.15%, 01/01/26	1,345	1,292,560
3.25%, 06/01/31 (Call 03/01/31)	1,135	975,340
3.30%, 03/15/27 (Call 12/15/26)	810	764,861
3.30%, 12/01/27 (Call 09/01/27)	1,950	1,811,498
3.30%, 08/01/40 (Call 02/01/40)	1,381	986,353
3.45%, 07/01/25	807	787,992
3.50%, 06/15/25 (Call 03/15/25)	884	862,893
3.50%, 08/01/50 (Call 02/01/50)(b)	2,522	1,663,343
3.75%, 07/01/28	1,498	1,395,501
3.75%, 08/15/42 (Call 02/15/42)	679	495,723
3.95%, 12/01/47 (Call 06/01/47)	1,286	928,923
4.00%, 12/01/46 (Call 06/01/46)(b)	978	712,883
4.20%, 03/01/29 (Call 01/01/29)(b)	850	801,450
4.20%, 06/01/41 (Call 12/01/40)	705	555,401
4.25%, 03/15/46 (Call 09/15/45)	765	579,424
4.30%, 03/15/45 (Call 09/15/44)	905	696,966
4.40%, 03/01/32 (Call 12/01/31)(b)	1,020	931,192
4.45%, 04/15/42 (Call 10/15/41)	706	567,437
4.50%, 07/01/40 (Call 01/01/40)	2,448	2,029,090
Security	Par (000)	Value

Electric (continued)
4.50%, 12/15/41 (Call 06/15/41)	$358	$287,287
4.55%, 07/01/30 (Call 01/01/30)	4,167	3,934,429
4.60%, 06/15/43 (Call 12/15/42)	650	529,259
4.65%, 08/01/28 (Call 05/01/28)(b)	560	538,715
4.75%, 02/15/44 (Call 08/15/43)	997	827,637
4.95%, 06/08/25(b)	740	733,265
4.95%, 07/01/50 (Call 01/01/50)	4,296	3,584,809
5.25%, 03/01/52 (Call 09/01/51)	910	782,276
5.45%, 06/15/27 (Call 05/15/27)	1,155	1,152,131
5.55%, 05/15/29 (Call 04/15/29)	935	934,365
5.80%, 05/15/34 (Call 02/15/34)(b)	930	927,761
5.90%, 06/15/32 (Call 03/15/32)	1,056	1,063,319
6.10%, 01/15/29 (Call 12/15/28)	740	755,258
6.15%, 01/15/33 (Call 10/15/32)(b)	1,095	1,116,956
6.40%, 06/15/33 (Call 03/15/33)	1,185	1,230,066
6.70%, 04/01/53 (Call 10/01/52)	830	872,832
6.75%, 01/15/53 (Call 07/15/52)	1,280	1,352,379
6.95%, 03/15/34 (Call 12/15/33)	1,205	1,299,254
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,380	802,446
3.30%, 03/15/51 (Call 09/15/50)	792	507,600
3.35%, 07/01/25 (Call 04/01/25)	295	288,190
4.10%, 02/01/42 (Call 08/01/41)	605	472,843
4.13%, 01/15/49 (Call 07/15/48)(b)	882	665,535
4.15%, 02/15/50 (Call 08/15/49)	887	674,484
5.10%, 02/15/29 (Call 01/15/29)	800	794,492
5.25%, 06/15/35	310	299,343
5.30%, 02/15/31 (Call 12/15/30)	770	761,240
5.35%, 12/01/53 (Call 06/01/53)	1,430	1,281,259
5.45%, 02/15/34 (Call 11/15/33)	2,200	2,150,652
5.50%, 05/15/54 (Call 11/15/53)(b)	1,250	1,144,216
5.75%, 04/01/37	1,012	1,000,299
5.80%, 01/15/55 (Call 07/15/54)(b)	1,700	1,618,455
6.00%, 01/15/39	906	918,695
6.10%, 08/01/36	524	537,390
6.25%, 10/15/37(b)	851	876,110
6.35%, 07/15/38	424	440,219
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	917	785,907
3.50%, 06/15/29 (Call 03/15/29)	495	456,537
7.70%, 11/15/31	242	275,536
Palomino Funding Trust I, 7.23%, 05/17/28
(Call 04/17/28)(a)	735	766,377
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(b)	533	334,798
2.85%, 09/15/51 (Call 03/15/51)	605	374,795
3.00%, 09/15/49 (Call 03/15/49)	644	424,054
3.05%, 03/15/51 (Call 09/15/50)	450	294,227
3.15%, 10/15/25 (Call 07/15/25)	332	322,968
3.70%, 09/15/47 (Call 03/15/47)	460	348,991
3.90%, 03/01/48 (Call 09/01/47)	765	600,670
4.15%, 10/01/44 (Call 04/01/44)	480	396,650
4.38%, 08/15/52 (Call 02/15/52)	445	369,155
4.60%, 05/15/52 (Call 11/15/51)	505	437,959
4.80%, 10/15/43 (Call 04/15/43)(b)	615	546,150
4.90%, 06/15/33 (Call 03/15/33)(b)	465	454,230
5.95%, 10/01/36(b)	260	271,413
Pertamina Geothermal Energy PT, 5.15%,
04/27/28 (Call 03/27/28)(a)	206	203,646

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)	$907	$784,392
3.38%, 02/05/30(a)	260	231,008
3.88%, 07/17/29(a)(b)	585	539,334
4.00%, 06/30/50 (Call 12/30/49)(a)	1,290	919,778
4.13%, 05/15/27(a)	2,517	2,418,530
4.38%, 02/05/50(a)	795	605,353
4.88%, 07/17/49(a)	1,008	820,123
5.25%, 10/24/42(a)(b)	1,508	1,353,389
5.25%, 05/15/47(a)	595	521,397
5.38%, 01/25/29(a)	800	791,404
5.45%, 05/21/28(a)	1,625	1,618,114
6.15%, 05/21/48(a)	1,460	1,430,421
6.25%, 01/25/49(a)(b)	839	827,240
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	807	769,429
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	863	714,159
5.20%, 03/15/34 (Call 12/15/33)	425	422,314
5.50%, 03/15/54 (Call 09/15/53)(b)	425	419,518
6.50%, 11/15/37	428	471,628
7.90%, 12/15/38(b)	285	357,714
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,023	981,588
4.13%, 04/15/30 (Call 01/15/30)	239	225,595
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	509	337,192
3.95%, 06/01/47 (Call 12/01/46)	582	459,217
4.13%, 06/15/44 (Call 12/15/43)	380	315,767
4.15%, 10/01/45 (Call 04/01/45)	431	356,823
4.15%, 06/15/48 (Call 12/15/47)	629	513,639
4.75%, 07/15/43 (Call 01/15/43)(b)	170	153,960
4.85%, 02/15/34 (Call 11/15/33)	750	724,902
5.00%, 05/15/33 (Call 02/15/33)	825	809,138
5.25%, 05/15/53 (Call 11/15/52)	920	877,336
6.25%, 05/15/39	355	379,762
Progress Energy Inc.
6.00%, 12/01/39(b)	889	897,256
7.00%, 10/30/31	705	772,194
7.75%, 03/01/31	1,004	1,130,321
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	755	603,721
3.55%, 06/15/46 (Call 12/15/45)(b)	410	284,052
3.60%, 09/15/42 (Call 03/15/42)	678	511,745
3.70%, 06/15/28 (Call 12/15/27)	203	191,930
3.80%, 06/15/47 (Call 12/15/46)	533	393,547
3.95%, 03/15/43 (Call 09/15/42)	355	272,462
4.05%, 09/15/49 (Call 03/15/49)	510	389,386
4.10%, 06/01/32 (Call 03/01/32)(b)	400	367,376
4.10%, 06/15/48 (Call 12/15/47)	645	491,260
4.30%, 03/15/44 (Call 09/15/43)	561	455,781
4.50%, 06/01/52 (Call 12/01/51)	530	433,337
4.75%, 08/15/41 (Call 02/15/41)(b)	185	161,455
5.25%, 04/01/53 (Call 10/01/52)	1,105	1,014,127
5.35%, 05/15/34 (Call 11/15/33)	595	589,597
5.75%, 05/15/54 (Call 11/15/53)	455	452,287
6.50%, 08/01/38	115	122,916
Series 17, 6.25%, 09/01/37	606	632,786
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	827	546,285
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	987	798,647
Security	Par (000)	Value

Electric (continued)
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	$695	$405,554
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	490	359,826
5.15%, 01/15/53 (Call 07/15/52)	475	443,348
5.35%, 10/01/33 (Call 07/01/33)	935	937,265
Series V, 2.20%, 06/15/31 (Call 03/15/31)	548	451,338
Public Service Co. of New Mexico, 3.85%,
08/01/25 (Call 05/01/25)	650	634,591
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	765	745,592
Series G, 6.63%, 11/15/37	410	433,924
Series J, 2.20%, 08/15/31 (Call 05/15/31)	375	300,824
Series K, 3.15%, 08/15/51 (Call 02/15/51)(b)	370	237,086
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	961	892,547
1.90%, 08/15/31 (Call 05/15/31)	645	517,803
2.05%, 08/01/50 (Call 02/01/50)(b)	566	305,286
2.25%, 09/15/26 (Call 06/15/26)	655	613,764
2.45%, 01/15/30 (Call 10/15/29)	845	731,485
2.70%, 05/01/50 (Call 11/01/49)	565	352,781
3.00%, 05/15/27 (Call 02/15/27)	735	694,591
3.00%, 03/01/51 (Call 09/01/50)	604	393,726
3.10%, 03/15/32 (Call 12/15/31)	910	786,663
3.15%, 01/01/50 (Call 07/01/49)	400	272,885
3.20%, 05/15/29 (Call 02/15/29)	405	371,872
3.20%, 08/01/49 (Call 02/01/49)	546	376,634
3.60%, 12/01/47 (Call 06/01/47)	589	439,014
3.65%, 09/01/28 (Call 06/01/28)(b)	672	636,997
3.65%, 09/01/42 (Call 03/01/42)	570	444,771
3.70%, 05/01/28 (Call 02/01/28)	211	200,975
3.80%, 01/01/43 (Call 07/01/42)	525	419,282
3.80%, 03/01/46 (Call 09/01/45)	810	632,339
3.85%, 05/01/49 (Call 11/01/48)	539	417,204
3.95%, 05/01/42 (Call 11/01/41)	580	474,281
4.05%, 05/01/48 (Call 11/01/47)	415	334,927
4.15%, 11/01/45 (Call 05/01/45)	425	342,217
4.65%, 03/15/33 (Call 12/15/32)	730	699,466
4.90%, 12/15/32 (Call 09/15/32)	656	640,374
5.13%, 03/15/53 (Call 09/15/52)	495	466,282
5.20%, 08/01/33 (Call 05/01/33)	245	243,578
5.20%, 03/01/34 (Call 12/01/33)(b)	630	625,822
5.38%, 11/01/39	360	349,335
5.45%, 08/01/53 (Call 02/01/53)	345	337,933
5.45%, 03/01/54 (Call 09/01/53)	625	613,558
5.50%, 03/01/40(b)	395	393,808
5.70%, 12/01/36	5	5,033
5.80%, 05/01/37	360	371,033
Series I, 4.00%, 06/01/44 (Call 12/01/43)(b)	395	313,448
Series K, 4.05%, 05/01/45 (Call 11/01/44)	260	207,290
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	663	625,991
1.60%, 08/15/30 (Call 05/15/30)(b)	632	507,029
2.45%, 11/15/31 (Call 08/15/31)	940	770,037
5.20%, 04/01/29 (Call 03/01/29)	650	645,437
5.45%, 04/01/34 (Call 01/01/34)	650	642,031
5.85%, 11/15/27 (Call 10/15/27)	940	956,219
5.88%, 10/15/28 (Call 09/15/28)	925	942,163
6.13%, 10/15/33 (Call 07/15/33)(b)	595	616,494
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	890	789,086
4.10%, 06/15/30 (Call 03/15/30)	740	675,892

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.22%, 03/15/32 (Call 12/15/31)	$580	$515,634
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	345	212,961
3.25%, 09/15/49 (Call 03/15/49)	815	541,399
4.22%, 06/15/48 (Call 12/15/47)	560	445,110
4.30%, 05/20/45 (Call 11/20/44)	797	657,558
4.43%, 11/15/41 (Call 05/15/41)	424	354,294
5.45%, 06/01/53 (Call 12/01/52)	335	322,605
5.48%, 06/01/35(b)	335	330,987
5.64%, 04/15/41 (Call 10/15/40)	205	202,848
5.76%, 10/01/39	590	587,386
5.76%, 07/15/40(b)	370	364,323
5.80%, 03/15/40(b)	525	524,808
6.27%, 03/15/37	310	325,634
6.72%, 06/15/36(b)	230	247,207
7.02%, 12/01/27	380	395,103
Rochester Gas and Electric Corp., 3.10%,
06/01/27 (Call 03/01/27)(a)(b)	689	648,646
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	225	226,753
RWE Finance U.S. LLC
5.88%, 04/16/34 (Call 01/16/34)(a)	810	810,789
6.25%, 04/16/54 (Call 10/16/53)(a)	635	633,482
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,150	1,091,536
3.70%, 03/15/52 (Call 09/15/51)(b)	260	188,087
3.95%, 11/15/41	342	273,066
4.15%, 05/15/48 (Call 11/15/47)	604	483,655
4.30%, 04/01/42 (Call 10/01/41)(b)	321	270,209
4.50%, 08/15/40	789	698,429
4.95%, 08/15/28 (Call 07/15/28)	1,180	1,177,401
5.35%, 05/15/35	395	389,589
5.35%, 05/15/40	250	237,632
5.35%, 04/01/53 (Call 10/01/52)	1,045	989,178
5.55%, 04/15/54 (Call 10/15/53)	845	824,224
6.00%, 06/01/26(b)	392	398,220
6.00%, 06/01/39(b)	370	382,454
Series FFF, 6.13%, 09/15/37	10	9,962
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	612	460,012
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	635	497,853
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	632	427,653
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	1,153	934,705
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,135	733,028
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	860	736,958
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43(a)(b)	825	776,594
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44(a)(b)	1,096	1,059,913
Sempra
3.25%, 06/15/27 (Call 03/15/27)	1,069	1,005,184
3.40%, 02/01/28 (Call 11/01/27)	597	560,562
3.70%, 04/01/29 (Call 02/01/29)	910	846,787
3.80%, 02/01/38 (Call 08/01/37)	1,158	946,450
4.00%, 02/01/48 (Call 08/01/47)	1,035	786,854
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(d)	1,305	1,198,946
5.40%, 08/01/26 (Call 07/01/26)	625	623,709
5.50%, 08/01/33 (Call 05/01/33)(b)	860	856,315
6.00%, 10/15/39	1,199	1,209,458
6.88%, 10/01/54 (Call 07/01/29),
(5-year CMT + 2.789%)(d)	125	123,773
Security	Par (000)	Value

Electric (continued)
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	$1,027	$975,960
5.90%, 03/15/54 (Call 09/15/53)(a)	565	565,969
Series P, 6.75%, 07/01/37(b)	185	198,282
Solar Star Funding LLC, 5.38%, 06/30/35(a)	89	86,337
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	693	582,951
2.75%, 02/01/32 (Call 11/01/31)	767	640,138
2.85%, 08/01/29 (Call 05/01/29)	761	678,183
3.45%, 02/01/52 (Call 08/01/51)	985	670,727
3.65%, 02/01/50 (Call 08/01/49)	1,422	1,014,886
3.90%, 12/01/41 (Call 06/01/41)(b)	450	350,426
4.00%, 04/01/47 (Call 10/01/46)	2,458	1,886,112
4.05%, 03/15/42 (Call 09/15/41)	595	472,844
4.50%, 09/01/40 (Call 03/01/40)	927	797,023
4.65%, 10/01/43 (Call 04/01/43)	1,066	920,172
4.88%, 02/01/27 (Call 01/01/27)	790	783,808
4.90%, 06/01/26 (Call 05/01/26)	680	674,558
5.15%, 06/01/29 (Call 05/01/29)(b)	715	712,073
5.20%, 06/01/34 (Call 03/01/34)(b)	1,010	983,276
5.30%, 03/01/28 (Call 02/01/28)	860	861,997
5.35%, 03/01/26(b)	625	624,825
5.45%, 06/01/31 (Call 04/01/31)	570	571,899
5.50%, 03/15/40	534	517,186
5.63%, 02/01/36(b)	313	310,381
5.65%, 10/01/28 (Call 09/01/28)(b)	270	274,340
5.70%, 03/01/53 (Call 09/01/52)(b)	85	83,031
5.75%, 04/15/54 (Call 10/15/53)(b)	625	615,571
5.85%, 11/01/27 (Call 10/01/27)	1,160	1,182,143
5.88%, 12/01/53 (Call 06/01/53)	770	768,789
5.95%, 11/01/32 (Call 08/01/32)(b)	1,180	1,218,681
6.00%, 01/15/34	742	765,483
6.05%, 03/15/39	745	758,015
6.65%, 04/01/29(b)	510	534,799
Series 04-G, 5.75%, 04/01/35	425	428,229
Series 05-B, 5.55%, 01/15/36(b)	240	237,226
Series 05-E, 5.35%, 07/15/35	637	623,800
Series 06-E, 5.55%, 01/15/37	675	663,153
Series 08-A, 5.95%, 02/01/38	960	969,806
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	860	667,264
Series 2020-C, 1.20%, 02/01/26
(Call 01/01/26)(b)	736	687,519
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(b)	845	527,049
Series A, 4.20%, 03/01/29 (Call 12/01/28)	883	842,992
Series B, 3.65%, 03/01/28 (Call 12/01/27)	585	552,584
Series B, 4.88%, 03/01/49 (Call 09/01/48)	832	721,502
Series C, 3.60%, 02/01/45 (Call 08/01/44)	759	555,756
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,905	1,488,698
Series C, 4.20%, 06/01/25(b)	380	375,412
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,060	1,044,654
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,171	1,145,526
Series E, 5.45%, 06/01/52 (Call 12/01/51)	540	508,013
Series G, 2.50%, 06/01/31 (Call 03/01/31)	371	309,158
Series H, 3.65%, 06/01/51 (Call 12/01/50)	640	451,355
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	2,277	2,185,871
4.25%, 07/01/36 (Call 01/01/36)	334	297,152
4.40%, 07/01/46 (Call 01/01/46)	2,690	2,257,925
4.85%, 06/15/28 (Call 04/15/28)	1,180	1,167,455
5.11%, 08/01/27	1,035	1,029,209
5.15%, 10/06/25(b)	751	748,247

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.20%, 06/15/33 (Call 12/15/32)	$1,100	$1,078,412
5.50%, 03/15/29 (Call 01/15/29)	1,240	1,253,540
5.70%, 10/15/32 (Call 04/15/32)(b)	845	860,467
5.70%, 03/15/34 (Call 09/15/33)	1,435	1,455,831
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(d)	1,060	986,502
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	647	571,647
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1,190	1,097,244
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(d)	1,535	1,480,218
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	832	772,758
4.15%, 12/01/25 (Call 09/01/25)	759	744,342
5.15%, 09/15/41	583	539,281
5.25%, 07/15/43	416	381,256
Series F, 4.95%, 12/15/46 (Call 06/15/46)	568	494,486
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)(b)	935	595,895
5.30%, 04/01/33 (Call 01/01/33)(b)	655	633,119
6.20%, 03/15/40(b)	490	507,592
Series J, 3.90%, 04/01/45 (Call 10/01/44)	619	456,854
Series K, 2.75%, 10/01/26 (Call 07/01/26)	901	845,197
Series L, 3.85%, 02/01/48 (Call 08/01/47)	654	467,449
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,123	1,063,495
Series N, 1.65%, 03/15/26 (Call 02/15/26)	710	664,370
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	545	370,146
3.70%, 08/15/47 (Call 02/15/47)	677	475,901
3.75%, 06/15/49 (Call 12/15/48)	537	381,012
4.50%, 08/15/41 (Call 02/15/41)	490	409,195
6.00%, 10/01/36(b)	411	407,463
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	438	344,082
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	840	533,031
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29
(Call 11/27/28)(a)(b)	906	847,848
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	200	186,997
3.25%, 11/24/25(a)(b)	921	893,995
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38
(Call 10/14/29)(a)(b)	750	675,442
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44(a)(b)	855	821,122
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(a)	85	81,392
3.50%, 05/04/27(a)	3,975	3,812,611
4.00%, 05/04/47(a)(b)	677	570,607
4.25%, 05/02/28(a)(b)	905	886,488
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	330	334,865
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	641	536,962
3.45%, 03/15/51 (Call 09/15/50)(b)	629	428,215
3.63%, 06/15/50 (Call 12/15/49)	585	415,806
4.10%, 06/15/42 (Call 12/15/41)	435	356,934
4.20%, 05/15/45 (Call 11/15/44)	435	339,379
4.30%, 06/15/48 (Call 12/15/47)	277	222,729
4.35%, 05/15/44 (Call 11/15/43)	437	362,472
4.45%, 06/15/49 (Call 12/15/48)	538	446,646
4.90%, 03/01/29 (Call 02/01/29)	585	578,286
5.00%, 07/15/52 (Call 01/15/52)(b)	421	375,470
Security	Par (000)	Value

Electric (continued)
6.15%, 05/15/37	$220	$224,858
6.55%, 05/15/36	585	620,634
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(a)	700	663,971
3.15%, 06/02/26(a)	900	866,001
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40 (Call 12/01/37)(a)	796	732,562
Toledo Edison Co. (The), 6.15%, 05/15/37	272	284,174
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25 (Call 03/01/25)(a)	359	352,282
Tri-State Generation & Transmission
Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	395	300,091
6.00%, 06/15/40(a)	747	689,576
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(b)	837	673,589
3.25%, 05/15/32 (Call 02/15/32)(b)	470	405,667
3.25%, 05/01/51 (Call 11/01/50)	441	288,092
4.00%, 06/15/50 (Call 12/15/49)	672	505,058
4.85%, 12/01/48 (Call 06/01/48)(b)	436	378,166
5.50%, 04/15/53 (Call 10/15/52)	540	520,670
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	820	655,232
2.63%, 03/15/51 (Call 09/15/50)(b)	775	459,716
2.95%, 06/15/27 (Call 03/15/27)	576	540,031
2.95%, 03/15/30 (Call 12/15/29)	210	185,995
3.25%, 10/01/49 (Call 04/01/49)(b)	685	463,538
3.50%, 03/15/29 (Call 12/15/28)	656	613,221
3.65%, 04/15/45 (Call 10/15/44)	522	391,503
3.90%, 09/15/42 (Call 03/15/42)	470	377,461
3.90%, 04/01/52 (Call 10/01/51)	760	583,219
4.00%, 04/01/48 (Call 10/01/47)	652	503,052
5.20%, 04/01/34 (Call 01/01/34)	650	640,710
5.25%, 01/15/54 (Call 07/15/53)	580	540,072
5.30%, 08/01/37	395	389,471
5.45%, 03/15/53 (Call 09/15/52)	740	712,068
8.45%, 03/15/39	390	494,879
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(b)	765	626,143
2.40%, 03/30/32 (Call 12/30/31)(b)	590	481,602
2.45%, 12/15/50 (Call 06/15/50)	1,349	760,233
2.95%, 11/15/51 (Call 05/15/51)	935	585,046
3.30%, 12/01/49 (Call 06/01/49)	597	405,786
4.00%, 01/15/43 (Call 07/15/42)	780	625,505
4.45%, 02/15/44 (Call 08/15/43)	685	583,376
4.60%, 12/01/48 (Call 06/01/48)	830	704,633
5.00%, 04/01/33 (Call 01/01/33)	935	906,566
5.00%, 01/15/34 (Call 10/15/33)	735	710,534
5.30%, 08/15/33 (Call 05/15/33)(b)	1,265	1,249,528
5.35%, 01/15/54 (Call 07/15/53)(b)	510	482,774
5.45%, 04/01/53 (Call 10/01/52)	1,150	1,101,997
5.70%, 08/15/53 (Call 02/15/53)(b)	760	758,838
6.35%, 11/30/37	692	729,379
8.88%, 11/15/38	853	1,108,794
Series A, 2.88%, 07/15/29 (Call 04/15/29)	915	823,069
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,177	1,136,648
Series A, 3.50%, 03/15/27 (Call 12/15/26)	890	851,579
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,223	1,164,447
Series A, 6.00%, 05/15/37	960	983,330
Series B, 2.95%, 11/15/26 (Call 08/15/26)	567	538,094
Series B, 3.75%, 05/15/27 (Call 04/15/27)(b)	493	474,859

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 3.80%, 09/15/47 (Call 03/15/47)	$717	$534,576
Series B, 4.20%, 05/15/45 (Call 11/15/44)	515	420,289
Series B, 6.00%, 01/15/36	719	742,426
Series C, 4.00%, 11/15/46 (Call 05/15/46)	623	487,327
Series C, 4.63%, 05/15/52 (Call 11/15/51)	740	626,037
Series D, 4.65%, 08/15/43 (Call 02/15/43)	945	828,731
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	1,276	1,210,073
4.30%, 07/15/29 (Call 04/15/29)(a)	1,319	1,235,589
6.00%, 04/15/34 (Call 01/15/34)(a)(b)	275	275,394
6.95%, 10/15/33 (Call 07/15/33)(a)	965	1,027,963
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	854	752,491
1.80%, 10/15/30 (Call 07/15/30)	643	521,654
2.20%, 12/15/28 (Call 10/15/28)(b)	695	610,039
4.75%, 01/09/26 (Call 12/09/25)	1,270	1,255,242
4.75%, 01/15/28 (Call 12/15/27)	830	821,081
5.00%, 09/27/25 (Call 08/27/25)	720	715,101
5.15%, 10/01/27 (Call 09/01/27)	785	781,455
5.60%, 09/12/26 (Call 08/12/26)	480	481,991
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	345	303,251
3.10%, 06/01/25 (Call 03/01/25)	190	185,628
3.65%, 12/15/42 (Call 06/15/42)(b)	220	165,328
4.25%, 06/01/44 (Call 12/01/43)	455	368,332
4.30%, 12/15/45 (Call 06/15/45)	155	125,573
4.30%, 10/15/48 (Call 04/15/48)(b)	405	333,618
4.75%, 09/30/32 (Call 06/30/32)(b)	795	774,229
5.00%, 05/15/29 (Call 04/15/29)	275	273,820
5.63%, 05/15/33(b)	242	251,608
5.70%, 12/01/36	105	107,560
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	375	298,998
3.00%, 07/01/29 (Call 04/01/29)(b)	362	328,981
3.05%, 10/15/27 (Call 07/15/27)	515	482,157
3.65%, 04/01/50 (Call 10/01/49)	400	285,847
3.95%, 09/01/32 (Call 06/01/32)	865	785,417
4.10%, 10/15/44 (Call 04/15/44)	180	140,647
4.95%, 04/01/33 (Call 01/01/33)	645	618,528
5.38%, 03/30/34 (Call 12/30/33)	445	439,282
6.38%, 08/15/37	435	457,376
7.60%, 10/01/38	375	434,590
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)(b)	710	440,404
3.30%, 09/01/49 (Call 03/01/49)(b)	540	371,330
3.67%, 12/01/42	632	492,428
4.75%, 11/01/44 (Call 05/01/44)(b)	599	536,854
5.35%, 11/10/25 (Call 10/10/25)	478	477,959
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	885	802,009
2.35%, 11/15/31 (Call 05/15/31)(b)	415	332,945
2.60%, 12/01/29 (Call 06/01/29)	520	452,221
3.30%, 06/01/25 (Call 12/01/24)	658	642,440
3.35%, 12/01/26 (Call 06/01/26)(b)	807	767,358
3.40%, 06/01/30 (Call 12/01/29)	670	600,186
3.50%, 12/01/49 (Call 06/01/49)	560	381,902
4.00%, 06/15/28 (Call 12/15/27)(b)	794	755,503
4.60%, 06/01/32 (Call 12/01/31)(b)	875	814,159
4.80%, 09/15/41 (Call 03/15/41)	573	493,745
5.45%, 08/15/33 (Call 02/15/33)	840	824,658
5.50%, 03/15/34 (Call 09/15/33)	1,950	1,918,536
Security	Par (000)	Value

Electric (continued)
6.50%, 07/01/36	$420	$441,651
		924,715,018
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	714	587,891
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,421	1,292,232
1.80%, 10/15/27 (Call 08/15/27)(b)	844	764,788
1.95%, 10/15/30 (Call 07/15/30)	1,135	955,036
2.00%, 12/21/28 (Call 10/21/28)(b)	1,105	974,899
2.20%, 12/21/31 (Call 09/21/31)	1,030	853,728
2.75%, 10/15/50 (Call 04/15/50)(b)	856	540,622
2.80%, 12/21/51 (Call 06/21/51)(b)	1,280	804,586
3.15%, 06/01/25 (Call 03/01/25)	295	288,744
5.25%, 11/15/39	45	44,539
6.00%, 08/15/32(b)	650	681,802
6.13%, 04/15/39(b)	110	116,122
		7,904,989
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	1,033	946,147
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	780	737,195
5.41%, 07/01/32 (Call 04/01/32)	609	602,596
5.60%, 05/29/34 (Call 02/28/34)	525	524,073
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	830	678,846
2.80%, 02/15/30 (Call 11/15/29)	1,712	1,516,386
4.35%, 06/01/29 (Call 03/01/29)	780	753,809
4.75%, 03/30/26	270	267,028
5.05%, 04/05/27 (Call 03/05/27)	240	239,421
5.05%, 04/05/29 (Call 03/05/29)	415	413,821
5.25%, 04/05/34 (Call 01/05/34)	470	468,477
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(b)	951	794,689
3.88%, 01/12/28 (Call 10/12/27)(b)	935	886,861
5.88%, 04/10/34 (Call 01/10/34)	565	554,560
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	555	457,090
4.63%, 04/15/26 (Call 01/15/26)	882	865,341
5.50%, 06/01/32 (Call 03/01/32)(b)	505	481,982
6.25%, 03/15/28 (Call 02/15/28)	905	925,884
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	963	931,974
4.75%, 06/15/25 (Call 03/15/25)	870	861,145
4.88%, 06/15/29 (Call 03/15/29)	1,033	999,222
4.88%, 05/12/30 (Call 02/12/30)	1,084	1,045,432
6.00%, 01/15/28 (Call 12/15/27)	1,060	1,072,209
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,632	1,560,071
4.30%, 06/15/46 (Call 12/15/45)(b)	746	616,831
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,570	1,419,086
1.35%, 06/01/25 (Call 05/01/25)	1,568	1,507,191
1.75%, 09/01/31 (Call 06/01/31)	2,360	1,904,462
1.95%, 06/01/30 (Call 03/01/30)	1,630	1,379,798
2.50%, 11/01/26 (Call 08/01/26)	1,976	1,864,738
2.70%, 08/15/29 (Call 05/15/29)	1,300	1,169,145
2.80%, 06/01/50 (Call 12/01/49)	944	628,205
3.81%, 11/21/47 (Call 05/21/47)	910	711,144
4.25%, 01/15/29 (Call 12/15/28)	650	633,677

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.50%, 01/15/34 (Call 10/15/33)	$745	$710,722
4.88%, 09/01/29 (Call 08/01/29)(b)	915	912,781
4.95%, 02/15/28 (Call 01/15/28)	1,110	1,115,683
4.95%, 09/01/31 (Call 07/01/31)	875	871,539
5.00%, 02/15/33 (Call 11/15/32)	1,730	1,726,046
5.00%, 03/01/35 (Call 12/01/34)	875	863,248
5.25%, 03/01/54 (Call 09/01/53)	2,165	2,098,882
5.35%, 03/01/64 (Call 09/01/63)	835	811,439
5.38%, 03/01/41	527	529,558
5.70%, 03/15/36	680	709,565
5.70%, 03/15/37(b)	800	827,154
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)(b)	367	304,042
3.15%, 08/15/27 (Call 05/15/27)	760	714,309
3.35%, 03/01/26 (Call 12/01/25)	390	376,621
3.50%, 02/15/28 (Call 11/15/27)	708	668,532
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	770	715,515
3.00%, 01/15/31 (Call 10/15/30)	657	558,514
3.60%, 01/15/30 (Call 10/15/29)	1,177	1,055,423
3.95%, 01/12/28 (Call 10/12/27)	935	884,351
4.25%, 05/15/27 (Call 04/15/27)(b)	1,035	998,801
5.45%, 02/01/29 (Call 01/01/29)	640	637,258
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,185	1,054,343
4.60%, 04/06/27 (Call 01/06/27)	1,552	1,521,888
TD Synnex Corp., 6.10%, 04/12/34
(Call 01/12/34)	300	302,370
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	1,145	1,052,182
2.38%, 08/09/28 (Call 06/09/28)(b)	1,138	1,005,484
2.65%, 08/09/31 (Call 05/09/31)	689	563,522
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)(b)	1,441	1,414,009
6.10%, 03/15/33 (Call 12/15/32)(b)	525	541,041
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(b)	855	717,817
3.13%, 08/15/27 (Call 05/15/27)	766	721,565
3.70%, 02/15/26 (Call 11/15/25)	560	545,511
4.50%, 02/13/26(b)	700	690,834
7.13%, 10/01/37	775	885,762
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	766	711,075
2.40%, 04/01/28 (Call 02/01/28)	826	724,162
2.95%, 04/01/31 (Call 01/01/31)(b)	907	745,314
		61,705,398
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49(a)	152	120,279

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	495	366,746
5.13%, 08/11/61 (Call 08/11/60)(a)(b)	1,407	1,016,315
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34
(Call 12/25/33)(a)	515	519,473
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)(b)	1,085	1,078,341
6.35%, 08/18/28 (Call 07/18/28)(b)	1,085	1,113,038
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(a)(b)	585	374,465
Security	Par (000)	Value

Engineering & Construction (continued)
MasTec Inc., 4.50%, 08/15/28 (Call 07/01/24)(a)(b)	$805	$759,748
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)	644	603,848
4.25%, 10/31/26 (Call 07/31/26)(a)	1,655	1,595,796
5.50%, 10/31/46 (Call 04/30/46)(a)(b)	727	617,590
5.50%, 07/31/47 (Call 01/31/47)(a)	2,641	2,241,009
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32
(Call 01/04/32)(a)	1,300	1,201,586
Ste Transcore Holdings Inc., 3.75%, 05/05/32
(Call 11/05/31)(a)	50	45,457
Sydney Airport Finance Co. Pty. Ltd., 3.63%,
04/28/26 (Call 01/28/26)(a)	1,794	1,727,156
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)	1,630	1,539,499
		14,800,067
Entertainment — 0.3%
Flutter Treasury Designated Activity Co., 6.38%,
04/29/29 (Call 04/15/26)(a)	30	30,153
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	5,460	5,177,779
4.05%, 03/15/29 (Call 01/15/29)	2,110	1,942,881
4.28%, 03/15/32 (Call 12/15/31)	5,930	5,189,982
5.05%, 03/15/42 (Call 09/15/41)(b)	5,988	4,948,684
5.14%, 03/15/52 (Call 09/15/51)	9,230	7,286,244
5.39%, 03/15/62 (Call 09/15/61)	3,830	3,012,004
6.41%, 03/15/26 (Call 06/11/24)	900	899,962
		28,487,689
Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%,
03/01/52 (Call 09/01/51)	140	113,063
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	491	460,142
1.45%, 02/15/31 (Call 11/15/30)	1,095	864,603
1.75%, 02/15/32 (Call 11/15/31)	894	699,445
2.30%, 03/01/30 (Call 12/01/29)	1,376	1,183,224
2.38%, 03/15/33 (Call 12/15/32)(b)	1,110	882,507
2.90%, 07/01/26 (Call 04/01/26)(b)	664	636,056
3.05%, 03/01/50 (Call 09/01/49)	888	594,026
3.38%, 11/15/27 (Call 08/15/27)	1,048	992,324
3.95%, 05/15/28 (Call 02/15/28)	1,318	1,264,196
4.88%, 04/01/29 (Call 03/01/29)	900	889,475
5.00%, 12/15/33 (Call 09/15/33)	920	896,877
5.00%, 04/01/34 (Call 01/01/34)	850	829,519
5.70%, 05/15/41 (Call 11/15/40)	180	180,706
6.20%, 03/01/40	417	444,359
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(a)	1,280	1,281,746
5.45%, 09/18/33 (Call 06/18/33)(a)(b)	825	816,939
5.50%, 09/18/26 (Call 08/18/26)(a)	1,125	1,122,256
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	830	670,552
2.60%, 02/01/30 (Call 11/01/29)	1,022	896,286
2.95%, 01/15/52 (Call 07/15/51)	1,215	776,231
3.05%, 04/01/50 (Call 10/01/49)	850	560,637
3.20%, 06/01/32 (Call 03/01/32)	684	590,669
3.50%, 05/01/29 (Call 02/01/29)	1,003	933,248
4.20%, 01/15/33 (Call 10/15/32)	1,177	1,088,940
4.25%, 12/01/28 (Call 09/01/28)(b)	786	759,685
5.00%, 03/01/34 (Call 12/01/33)(b)	755	734,792
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	770	721,766

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
1.15%, 03/15/28 (Call 01/15/28)	$790	$687,149
1.50%, 03/15/31 (Call 12/15/30)	887	707,731
2.00%, 06/01/29 (Call 04/01/29)(b)	1,280	1,112,477
2.50%, 11/15/50 (Call 05/15/50)	655	390,764
2.95%, 06/01/41 (Call 12/01/40)	750	543,895
3.15%, 11/15/27 (Call 08/15/27)	1,148	1,082,062
3.90%, 03/01/35 (Call 09/01/34)(b)	688	606,104
4.10%, 03/01/45 (Call 09/01/44)	175	147,265
4.15%, 04/15/32 (Call 01/15/32)	1,005	944,223
4.15%, 07/15/49 (Call 01/15/49)	1,031	848,277
4.63%, 02/15/30 (Call 12/15/29)	790	773,746
4.63%, 02/15/33 (Call 11/15/32)(b)	745	716,311
4.88%, 02/15/29 (Call 01/15/29)	1,115	1,110,386
4.88%, 02/15/34 (Call 11/15/33)	1,140	1,112,370
7.00%, 07/15/28	400	431,374
		33,098,403
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)(b)	650	680,490

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29.	1,060	1,132,387
Bimbo Bakeries USA Inc.
4.00%, 05/17/51 (Call 11/17/50)(a)	817	613,537
5.38%, 01/09/36 (Call 10/09/35)(a)	480	463,706
6.05%, 01/15/29 (Call 12/15/28)(a)(b)	615	630,723
6.40%, 01/15/34 (Call 10/15/33)(a)	340	358,200
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(b)	980	834,689
3.13%, 04/24/50 (Call 10/24/49)	593	383,228
4.15%, 03/15/28 (Call 12/15/27)	1,750	1,687,416
4.80%, 03/15/48 (Call 09/15/47)	950	826,407
5.20%, 03/19/27	725	725,400
5.20%, 03/21/29 (Call 02/21/29)	685	681,564
5.30%, 03/20/26(b)	530	528,804
5.40%, 03/21/34 (Call 12/21/33)	860	850,748
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	1,095	1,044,232
6.63%, 02/12/45 (Call 08/12/44)(a)	330	334,232
CK Hutchison International 20 Ltd., 2.50%,
05/08/30 (Call 02/08/30)(a)(b)	880	754,346
CK Hutchison International 21 Ltd., 2.50%,
04/15/31 (Call 01/15/31)(a)(b)	1,215	1,021,242
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,465	1,282,344
4.60%, 11/01/25 (Call 09/01/25)	1,492	1,472,046
4.85%, 11/01/28 (Call 08/01/28)	1,983	1,938,815
5.30%, 10/01/26	780	778,600
5.30%, 11/01/38 (Call 05/01/38)	1,654	1,548,484
5.40%, 11/01/48 (Call 05/01/48)	1,550	1,422,862
7.00%, 10/01/28	895	950,122
7.13%, 10/01/26	585	607,389
8.25%, 09/15/30(b)	542	618,209
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)	3,105	2,942,953
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(b)	908	748,982
3.50%, 10/01/26 (Call 07/01/26)	355	339,350
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	765	627,335
2.88%, 04/15/30 (Call 01/15/30)	1,438	1,272,210
3.00%, 02/01/51 (Call 08/01/50)(b)	970	618,083
Security	Par (000)	Value

Food (continued)
3.20%, 02/10/27 (Call 11/10/26)(b)	$1,155	$1,097,356
4.15%, 02/15/43 (Call 08/15/42)(b)	50	41,566
4.20%, 04/17/28 (Call 01/17/28)	2,100	2,028,981
4.55%, 04/17/38 (Call 10/17/37)(b)	686	607,632
4.70%, 01/30/27 (Call 12/20/26)	780	769,411
4.70%, 04/17/48 (Call 10/17/47)	355	311,528
4.95%, 03/29/33 (Call 12/29/32)(b)	1,145	1,111,969
5.24%, 11/18/25 (Call 06/17/24)	100	99,626
5.40%, 06/15/40	685	665,805
5.50%, 10/17/28 (Call 09/17/28)	560	567,123
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	780	593,299
4.70%, 11/10/47 (Call 05/10/47)(a)	568	482,488
4.88%, 06/27/44(a)	330	289,624
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	469	448,887
1.70%, 06/01/30 (Call 03/01/30)	695	576,913
2.30%, 08/15/26 (Call 05/15/26)	1,021	960,986
2.45%, 11/15/29 (Call 08/15/29)	565	498,494
2.65%, 06/01/50 (Call 12/01/49)	527	328,151
3.13%, 11/15/49 (Call 05/15/49)	604	416,811
3.20%, 08/21/25 (Call 05/21/25)	355	346,245
3.38%, 08/15/46 (Call 02/15/46)(b)	695	512,301
4.25%, 05/04/28 (Call 04/04/28)(b)	800	783,823
4.50%, 05/04/33 (Call 02/04/33)(b)	295	286,361
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	1,560	1,377,099
1.80%, 06/11/30 (Call 03/11/30)	1,076	896,429
3.05%, 06/03/51 (Call 12/03/50)	935	609,472
4.80%, 03/30/27 (Call 02/28/27)	690	686,757
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	895	782,247
3.20%, 10/01/26 (Call 07/01/26)	933	886,925
3.90%, 06/01/50 (Call 12/01/49)(b)	494	362,965
6.63%, 04/15/37	384	411,441
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(b)	470	373,893
2.38%, 03/15/30 (Call 12/15/29)(b)	1,004	862,215
2.75%, 09/15/41 (Call 03/15/41)	524	346,672
3.38%, 12/15/27 (Call 09/15/27)(b)	947	892,943
3.55%, 03/15/50 (Call 09/15/49)	610	417,530
4.25%, 03/15/35	1,155	1,026,547
4.38%, 03/15/45	700	581,960
5.90%, 11/15/28 (Call 10/15/28)(b)	1,150	1,180,367
6.20%, 11/15/33 (Call 08/15/33)(b)	1,255	1,311,035
6.50%, 11/15/43 (Call 05/15/43)	695	733,316
6.50%, 11/15/53 (Call 05/15/53)	1,195	1,280,055
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	1,565	1,441,163
3.00%, 02/02/29 (Call 12/02/28)	865	764,818
3.00%, 05/15/32 (Call 02/15/32)	1,687	1,370,126
3.63%, 01/15/32 (Call 01/15/27)	455	390,133
3.75%, 12/01/31 (Call 12/01/26)	715	618,875
4.38%, 02/02/52 (Call 08/02/51)	1,325	981,383
5.13%, 02/01/28 (Call 01/01/28)	1,375	1,351,313
5.50%, 01/15/30 (Call 01/15/25)	1,934	1,888,681
5.75%, 04/01/33 (Call 01/01/33)	2,165	2,133,585
6.50%, 12/01/52 (Call 06/01/52)(b)	1,950	1,956,267
6.75%, 03/15/34 (Call 12/15/33)(a)	1,580	1,660,025
7.25%, 11/15/53 (Call 05/15/53)(a)	1,270	1,389,756

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	$827	$695,310
3.25%, 04/01/26	1,160	1,116,924
3.40%, 11/15/27 (Call 08/15/27)	834	786,398
4.30%, 05/15/28 (Call 02/15/28)(b)	1,025	995,995
4.50%, 04/01/46	1,123	946,226
5.25%, 03/01/33 (Call 12/01/32)	455	452,465
5.75%, 05/16/54 (Call 11/16/53)	400	397,727
Series B, 7.45%, 04/01/31(b)	1,010	1,127,878
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	465	462,660
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,925	1,842,215
3.75%, 04/01/30 (Call 01/01/30)(b)	1,155	1,073,857
3.88%, 05/15/27 (Call 02/15/27)	1,690	1,634,760
4.25%, 03/01/31 (Call 12/01/30)	800	756,788
4.38%, 06/01/46 (Call 12/01/45)	3,660	3,000,144
4.63%, 01/30/29 (Call 10/30/28)(b)	905	889,110
4.63%, 10/01/39 (Call 04/01/39)	400	352,334
4.88%, 10/01/49 (Call 04/01/49)	1,980	1,730,200
5.00%, 07/15/35 (Call 01/15/35)	980	951,428
5.00%, 06/04/42	2,165	1,969,104
5.20%, 07/15/45 (Call 01/15/45)	2,190	2,023,655
5.50%, 06/01/50 (Call 12/01/49)	465	445,653
6.50%, 02/09/40	980	1,048,900
6.75%, 03/15/32(b)	510	555,218
6.88%, 01/26/39	1,120	1,242,634
7.13%, 08/01/39(a)	1,100	1,244,380
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	590	472,275
2.20%, 05/01/30 (Call 02/01/30)	790	668,556
2.65%, 10/15/26 (Call 07/15/26)	1,067	1,005,579
3.50%, 02/01/26 (Call 11/01/25)	810	786,478
3.70%, 08/01/27 (Call 05/01/27)	967	928,171
3.88%, 10/15/46 (Call 04/15/46)	735	551,177
3.95%, 01/15/50 (Call 07/15/49)(b)	1,007	776,001
4.45%, 02/01/47 (Call 08/01/46)	1,370	1,134,716
4.50%, 01/15/29 (Call 10/15/28)	889	869,758
4.65%, 01/15/48 (Call 07/15/47)	730	621,032
5.00%, 04/15/42 (Call 10/15/41)(b)	557	512,384
5.15%, 08/01/43 (Call 02/01/43)	291	268,249
5.40%, 07/15/40 (Call 01/15/40)(b)	348	337,581
5.40%, 01/15/49 (Call 07/15/48)	846	802,209
6.90%, 04/15/38	697	773,794
7.50%, 04/01/31	710	794,233
8.00%, 09/15/29	529	593,488
Series B, 7.70%, 06/01/29	550	605,200
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)	1,077	985,398
1.63%, 07/16/32 (Call 04/16/32)(a)	750	579,436
2.38%, 07/16/40 (Call 01/16/40)(a)	1,566	1,062,494
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	570	333,097
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	1,155	1,048,356
3.60%, 04/01/34 (Call 01/01/34)(a)	1,001	880,591
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	900	759,333
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	490	399,603
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	987	778,425
4.13%, 04/01/54 (Call 10/01/53)(a)	608	490,735
4.20%, 04/01/59 (Call 10/01/58)(a)	721	574,800
4.55%, 04/20/28 (Call 03/20/28)(a)	1,995	1,956,681
4.65%, 04/20/31 (Call 02/20/31)(a)	725	706,584
4.75%, 04/20/33 (Call 01/20/33)(a)	1,165	1,127,579
Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	$747	$692,621
1.85%, 02/15/31 (Call 11/15/30)	947	764,977
2.50%, 04/15/30 (Call 01/15/30)	707	607,959
3.25%, 11/15/25 (Call 08/15/25)	371	359,500
3.40%, 08/15/27 (Call 05/15/27)	1,471	1,393,650
4.20%, 08/15/47 (Call 02/15/47)	470	384,798
4.95%, 04/15/33 (Call 01/15/33)(b)	830	805,658
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	790	720,839
4.25%, 09/15/25(a)	469	461,266
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	485	385,632
1.88%, 10/15/32 (Call 07/15/32)(b)	1,012	793,763
2.63%, 03/17/27 (Call 02/17/27)	1,110	1,038,124
2.63%, 09/04/50 (Call 03/04/50)	1,912	1,152,328
2.75%, 04/13/30 (Call 01/13/30)	1,097	965,278
3.00%, 03/17/32 (Call 12/17/31)	515	441,482
4.13%, 05/07/28 (Call 02/07/28)(b)	35	33,946
4.75%, 02/20/29 (Call 01/20/29)	805	791,434
6.50%, 11/01/31(b)	35	37,581
Nestle Capital Corp.
4.65%, 03/12/29 (Call 02/12/29)(a)(b)	625	616,121
4.75%, 03/12/31 (Call 01/12/31)(a)	470	461,977
4.88%, 03/12/34 (Call 12/12/33)(a)(b)	265	260,012
5.10%, 03/12/54 (Call 09/12/53)(a)	170	161,801
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	1,275	1,188,353
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,685	1,481,484
1.15%, 01/14/27 (Call 12/14/26)(a)	1,233	1,116,602
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	1,110	889,842
1.50%, 09/14/28 (Call 07/14/28)(a)	1,465	1,269,046
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	1,298	1,057,708
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	727	505,616
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	1,270	776,683
3.50%, 09/24/25 (Call 07/24/25)(a)	1,475	1,442,874
3.63%, 09/24/28 (Call 06/24/28)(a)	1,809	1,714,214
3.90%, 09/24/38 (Call 03/24/38)(a)	1,854	1,596,810
4.00%, 09/12/25 (Call 08/12/25)(a)	530	522,245
4.00%, 09/24/48 (Call 03/24/48)(a)	2,494	2,018,467
4.13%, 10/01/27 (Call 09/01/27)(a)	840	818,516
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	705	684,419
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	1,060	1,021,764
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	1,275	1,149,759
4.85%, 03/14/33 (Call 12/14/32)(a)(b)	1,710	1,700,849
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	1,120	1,119,480
5.00%, 03/14/28 (Call 02/14/28)(a)(b)	1,200	1,201,876
5.00%, 09/12/28 (Call 08/12/28)(a)	760	761,055
5.00%, 09/12/30 (Call 07/12/30)(a)	770	772,200
5.00%, 09/12/33 (Call 06/12/33)(a)(b)	525	527,119
5.25%, 03/13/26(a)(b)	840	842,343
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 06/28/24)(a)(b)	684	678,234
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(a)	170	166,000
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	812	641,906
3.00%, 10/15/30 (Call 07/15/30)(a)	375	316,869
4.25%, 02/01/27 (Call 11/01/26)(a)	1,102	1,056,433
5.20%, 04/01/29 (Call 01/01/29)(a)	676	651,653

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	$980	$842,151
2.45%, 12/14/31 (Call 09/14/31)	775	637,511
3.15%, 12/14/51 (Call 06/14/51)(b)	1,290	845,313
3.25%, 07/15/27 (Call 04/15/27)	1,366	1,289,812
3.30%, 07/15/26 (Call 04/15/26)	1,448	1,389,633
3.30%, 02/15/50 (Call 08/15/49)(b)	745	509,625
3.75%, 10/01/25 (Call 07/01/25)	955	932,844
4.45%, 03/15/48 (Call 09/15/47)	500	413,262
4.50%, 04/01/46 (Call 10/01/45)	622	524,352
4.85%, 10/01/45 (Call 04/01/45)	645	569,206
5.38%, 09/21/35(b)	520	518,137
5.75%, 01/17/29 (Call 12/17/28)	610	622,001
5.95%, 04/01/30 (Call 01/01/30)(b)	1,387	1,439,568
6.00%, 01/17/34 (Call 10/17/33)(b)	600	627,528
6.60%, 04/01/40 (Call 10/01/39)	795	857,836
6.60%, 04/01/50 (Call 10/01/49)(b)	1,351	1,505,517
Tesco PLC, 6.15%, 11/15/37(a)(b)	735	731,461
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	2,062	1,961,188
4.00%, 03/01/26 (Call 01/01/26)	1,116	1,088,441
4.35%, 03/01/29 (Call 12/01/28)	1,406	1,350,284
4.55%, 06/02/47 (Call 12/02/46)	951	766,554
4.88%, 08/15/34 (Call 02/15/34)(b)	591	555,307
5.10%, 09/28/48 (Call 03/28/48)	1,965	1,714,226
5.15%, 08/15/44 (Call 02/15/44)	944	832,710
5.40%, 03/15/29 (Call 02/15/29)	820	819,289
5.70%, 03/15/34 (Call 12/15/33)	625	621,284
Walmart Inc., 3.90%, 09/09/25	2,190	2,158,316
		195,900,496
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	1,260	1,175,681
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	520	480,007
4.25%, 04/30/29 (Call 01/30/29)(a)	422	392,105
5.15%, 01/29/50 (Call 07/29/49)(a)	345	278,581
5.50%, 11/02/47 (Call 05/02/47)(b)	651	568,300
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	530	457,658
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	1,541	1,416,232
1.75%, 09/30/25 (Call 08/30/25)(a)	957	912,025
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	489	447,802
2.30%, 04/30/30 (Call 01/30/30)(a)	134	114,689
7.25%, 06/01/28	958	1,029,415
7.75%, 11/15/29	1,150	1,291,240
8.88%, 05/15/31	362	440,555
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	965	779,122
4.40%, 08/15/47 (Call 02/15/47)	582	471,958
4.80%, 06/15/44 (Call 12/15/43)	930	810,384
5.00%, 09/15/35 (Call 03/15/35)(b)	810	766,217
5.15%, 05/15/46 (Call 11/15/45)	345	308,894
6.00%, 11/15/41 (Call 05/15/41)	966	952,547
7.30%, 11/15/39	310	345,884
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	857	721,155
3.85%, 01/13/30 (Call 10/13/29)(a)	560	507,508
4.38%, 04/04/27(a)	280	271,807
6.13%, 06/23/33 (Call 03/23/33)(a)(b)	540	541,779
6.13%, 02/26/34 (Call 11/26/33)(a)	300	301,373
	Par
Security	(000)	Value

Forest Products & Paper (continued)
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	$811	$827,904
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(b)	1,050	913,130
3.13%, 01/15/32 (Call 10/15/31)(b)	1,670	1,347,613
3.75%, 01/15/31 (Call 10/15/30)(b)	1,805	1,555,307
5.00%, 01/15/30 (Call 10/15/29)(b)	1,374	1,292,185
5.75%, 07/14/26(a)	160	158,980
6.00%, 01/15/29 (Call 10/15/28)	2,597	2,569,574
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	1,632	1,659,011
Suzano International Finance BV, 5.50%, 01/17/27	1,457	1,440,808
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)	10	10,438
		27,557,868
Gas — 0.7%
APA Infrastructure Ltd.
4.25%, 07/15/27 (Call 04/15/27)(a)	1,081	1,048,866
5.00%, 03/23/35 (Call 12/23/34)(a)	590	544,637
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	995	793,402
2.63%, 09/15/29 (Call 06/15/29)	920	818,738
2.85%, 02/15/52 (Call 08/15/51)	610	378,676
3.00%, 06/15/27 (Call 03/15/27)	700	658,943
3.38%, 09/15/49 (Call 03/15/49)	642	449,315
4.13%, 10/15/44 (Call 04/15/44)	939	780,381
4.13%, 03/15/49 (Call 09/15/48)	988	784,959
4.15%, 01/15/43 (Call 07/15/42)	685	575,683
4.30%, 10/01/48 (Call 04/01/48)	617	513,226
5.45%, 10/15/32 (Call 07/15/32)	200	202,788
5.50%, 06/15/41 (Call 12/15/40)(b)	339	336,234
5.75%, 10/15/52 (Call 04/15/52)	650	663,341
5.90%, 11/15/33 (Call 08/15/33)(b)	740	772,460
6.20%, 11/15/53 (Call 05/15/53)	545	588,837
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	827	734,840
3.15%, 08/01/27 (Call 05/01/27)(a)(b)	609	563,162
3.76%, 03/16/32 (Call 12/16/31)(a)	795	689,708
4.49%, 02/15/42(a)	730	593,593
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	760	750,503
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)	990	948,288
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	555	515,812
4.27%, 03/15/48 (Call 09/15/47)(a)	1,036	778,775
4.49%, 03/04/49 (Call 09/04/48)(a)	437	335,830
4.50%, 03/10/46 (Call 09/10/45)(a)	475	374,437
4.63%, 08/05/27 (Call 07/05/27)(a)(b)	590	570,743
4.87%, 08/05/32 (Call 05/05/32)(a)	530	490,587
6.39%, 09/15/33 (Call 06/15/33)(a)(b)	480	489,232
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	993	804,235
4.00%, 04/01/28 (Call 01/01/28)	414	395,966
4.10%, 09/01/47 (Call 03/01/47)	420	332,177
4.40%, 07/01/32 (Call 04/01/32)	885	827,138
5.25%, 03/01/28 (Call 02/01/28)	1,199	1,198,827
5.40%, 03/01/33 (Call 12/01/32)	815	811,724
5.85%, 01/15/41 (Call 07/15/40)(b)	267	271,438
6.63%, 11/01/37(b)	226	240,593
Centrica PLC, 5.38%, 10/16/43
(Call 04/16/43)(a)(b)	770	677,274
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(a)	808	771,075

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
2.00%, 06/15/30 (Call 03/15/30)(a)	$1,112	$911,263
3.00%, 06/15/50 (Call 12/15/49)(a)	1,152	702,654
ENN Energy Holdings Ltd., 4.63%, 05/17/27
(Call 04/17/27)(a)	120	117,280
Grupo Energia Bogota SA ESP
4.88%, 05/15/30 (Call 02/15/30)(a)	535	502,930
7.85%, 11/09/33 (Call 07/09/33)(a)(b)	455	502,610
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(a)	880	822,953
3.59%, 01/18/52 (Call 07/18/51)(a)	485	316,497
5.82%, 04/01/41(a)	745	709,747
5.99%, 03/06/33 (Call 12/06/32)(a)	325	324,906
Korea Gas Corp.
2.88%, 07/16/29(a)	755	680,582
6.25%, 01/20/42(a)(b)	460	509,850
Nakilat Inc., 6.07%, 12/31/33(a)	406	419,959
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	850	708,865
3.95%, 09/15/27 (Call 06/15/27)	650	617,489
4.75%, 09/01/28 (Call 06/01/28)	670	649,278
5.20%, 07/15/25 (Call 04/15/25)	695	691,248
5.50%, 01/15/26 (Call 12/15/25)	898	894,177
5.50%, 10/01/26	665	662,495
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,221	1,155,454
1.70%, 02/15/31 (Call 11/15/30)	1,002	795,238
2.95%, 09/01/29 (Call 06/01/29)	1,003	896,373
3.49%, 05/15/27 (Call 02/15/27)	1,206	1,147,192
3.60%, 05/01/30 (Call 02/01/30)	1,133	1,033,650
3.95%, 03/30/48 (Call 09/30/47)	879	663,182
4.38%, 05/15/47 (Call 11/15/46)	1,480	1,207,379
4.80%, 02/15/44 (Call 08/15/43)	951	829,678
5.00%, 06/15/52 (Call 12/15/51)(b)	775	688,598
5.25%, 03/30/28 (Call 02/29/28)	1,090	1,087,060
5.25%, 02/15/43 (Call 08/15/42)	816	753,658
5.35%, 04/01/34 (Call 01/01/34)	650	635,640
5.40%, 06/30/33 (Call 03/30/33)	375	369,992
5.65%, 02/01/45 (Call 08/01/44)(b)	725	699,289
5.80%, 02/01/42 (Call 08/01/41)(b)	360	344,409
5.95%, 06/15/41 (Call 12/15/40)(b)	389	390,233
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	433	362,690
4.25%, 09/01/32 (Call 06/01/32)(b)	355	332,745
4.50%, 11/01/48 (Call 05/01/48)(b)	606	509,542
4.66%, 02/01/44 (Call 08/01/43)	832	731,689
5.10%, 04/01/29 (Call 03/01/29)(b)	460	459,321
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	490	409,238
3.35%, 06/01/50 (Call 12/01/49)	717	467,235
3.50%, 06/01/29 (Call 03/01/29)	1,094	1,006,927
3.64%, 11/01/46 (Call 05/01/46)(b)	530	378,452
4.10%, 09/18/34 (Call 03/18/34)	300	261,536
4.65%, 08/01/43 (Call 02/01/43)(b)	449	384,789
5.05%, 05/15/52 (Call 11/15/51)(b)	560	490,832
5.40%, 06/15/33 (Call 03/15/33)	465	463,659
Promigas SA ESP/Gases del Pacifico SAC,
3.75%, 10/16/29 (Call 07/16/29)(a)	310	276,932
Sempra Global, 3.25%, 01/15/32
(Call 10/15/31)(a)(b)	657	540,766
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,105	1,039,907
	Par
Security	(000)	Value

Gas (continued)
3.20%, 06/15/25 (Call 03/15/25)	$844	$824,929
3.75%, 09/15/42 (Call 03/15/42)	724	562,055
4.45%, 03/15/44 (Call 09/15/43)(b)	402	337,511
5.13%, 11/15/40	550	517,242
5.20%, 06/01/33 (Call 03/01/33)(b)	935	926,235
5.60%, 04/01/54 (Call 10/01/53)	600	585,549
5.75%, 06/01/53 (Call 12/01/52)	575	568,657
6.35%, 11/15/52 (Call 05/15/52)(b)	695	747,854
Series KK, 5.75%, 11/15/35(b)	125	123,807
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	832	788,978
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	362	283,523
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	740	592,614
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	439	330,923
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	1,025	889,322
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	446,486
3.88%, 11/15/25 (Call 08/15/25)	972	948,900
3.95%, 10/01/46 (Call 04/01/46)	887	666,236
4.40%, 06/01/43 (Call 12/01/42)	850	698,615
4.40%, 05/30/47 (Call 11/30/46)	825	672,715
5.15%, 09/15/32 (Call 03/15/32)	625	616,840
5.75%, 09/15/33 (Call 03/15/33)	610	623,414
5.88%, 03/15/41 (Call 09/15/40)	565	568,596
6.00%, 10/01/34	160	160,146
Series 2020-A, 1.75%, 01/15/31
(Call 10/15/30).	634	511,507
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	765	482,625
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	604	505,624
3.18%, 08/15/51 (Call 02/15/51)	440	275,729
3.70%, 04/01/28 (Call 01/01/28)	358	338,073
3.80%, 09/29/46 (Call 03/29/46)(b)	145	105,910
4.05%, 03/15/32 (Call 12/15/31)	910	821,040
4.15%, 06/01/49 (Call 12/01/48)(b)	526	398,609
5.45%, 03/23/28 (Call 02/23/28)	380	381,246
5.80%, 12/01/27 (Call 11/01/27)	270	272,864
Spire Inc.
4.70%, 08/15/44 (Call 02/15/44)(b)	300	246,544
5.30%, 03/01/26	195	194,242
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	490	330,676
4.80%, 02/15/33 (Call 11/15/32)(b)	320	308,078
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(b)	780	564,155
Series K, 3.80%, 09/15/46 (Call 03/15/46)(b)	731	545,929
		75,398,509
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	399	333,844
4.63%, 06/15/28 (Call 03/15/28)(b)	455	441,873
Regal Rexnord Corp.
6.05%, 02/15/26	685	686,869
6.05%, 04/15/28 (Call 03/15/28)	1,430	1,451,662
6.30%, 02/15/30 (Call 12/15/29)	915	936,700
6.40%, 04/15/33 (Call 01/15/33)(b)	1,725	1,775,582
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	811	554,980
3.25%, 03/01/27 (Call 12/01/26)	520	497,908
4.10%, 03/01/48 (Call 09/01/47)	523	426,981
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	1,521	1,284,873

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hand & Machine Tools (continued)
2.75%, 11/15/50 (Call 05/15/50)	$1,180	$673,363
3.00%, 05/15/32 (Call 02/15/32)	170	143,318
3.40%, 03/01/26 (Call 01/01/26)	965	931,900
4.25%, 11/15/28 (Call 08/15/28)(b)	832	799,796
4.85%, 11/15/48 (Call 05/15/48)	595	506,094
5.20%, 09/01/40	607	568,325
6.00%, 03/06/28 (Call 02/06/28)(b)	770	792,728
6.27%, 03/06/26 (Call 06/11/24)(b)	35	35,002
		12,841,798
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,387	1,222,112
1.40%, 06/30/30 (Call 03/30/30)(b)	1,261	1,037,355
3.75%, 11/30/26 (Call 08/30/26)	2,590	2,518,912
3.88%, 09/15/25 (Call 06/15/25)	437	430,304
4.75%, 11/30/36 (Call 05/30/36)	1,978	1,908,050
4.75%, 04/15/43 (Call 10/15/42)	493	460,384
4.90%, 11/30/46 (Call 05/30/46)	3,518	3,313,334
5.30%, 05/27/40	1,281	1,296,168
6.00%, 04/01/39	591	638,908
6.15%, 11/30/37(b)	1,150	1,247,874
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	823	689,272
2.30%, 03/12/31 (Call 12/12/30)	1,222	1,014,837
2.75%, 09/15/29 (Call 06/15/29)	834	740,659
3.05%, 09/22/26 (Call 06/22/26)	512	486,593
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	1,335	1,151,322
2.75%, 09/23/26 (Call 07/23/26)(a)	783	738,517
3.00%, 09/23/29 (Call 06/23/29)(a)	1,438	1,295,482
3.80%, 09/23/49 (Call 03/23/49)(a)	525	393,281
5.38%, 12/06/32 (Call 09/06/32)(a)	988	984,376
5.75%, 12/06/52 (Call 06/06/52)(a)	1,075	1,085,153
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	1,116	878,658
1.92%, 02/01/27 (Call 01/01/27)	2,381	2,173,425
2.27%, 12/01/28 (Call 10/01/28)	2,100	1,838,415
2.54%, 02/01/32 (Call 11/01/31)(b)	1,170	950,360
2.60%, 08/15/26 (Call 05/15/26)	819	770,198
3.13%, 12/01/51 (Call 06/01/51)	1,200	750,811
3.50%, 08/15/46 (Call 02/15/46)	732	510,123
3.95%, 04/01/30 (Call 01/01/30)(b)	1,011	934,452
4.50%, 06/15/43 (Call 12/15/42)	525	418,817
6.25%, 12/01/37	241	245,663
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	912	880,415
2.65%, 06/01/30 (Call 03/01/30)	1,992	1,736,219
3.75%, 03/01/26 (Call 01/01/26)(b)	355	344,871
4.00%, 03/01/28 (Call 12/01/27)	500	482,106
4.00%, 03/01/29 (Call 12/01/28)(b)	250	237,737
4.55%, 03/01/39 (Call 09/01/38)	555	512,743
4.70%, 03/01/49 (Call 09/01/48)	650	576,313
6.50%, 11/15/35	740	814,293
7.38%, 01/15/40(b)	395	461,155
Covidien International Finance SA, 6.55%, 10/15/37	248	268,075
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(b)	1,470	890,348
2.80%, 12/10/51 (Call 06/10/51)(b)	1,675	1,049,738
3.35%, 09/15/25 (Call 06/15/25)(b)	822	803,019
4.38%, 09/15/45 (Call 03/15/45)(b)	817	712,931
	Par
Security	(000)	Value

Health Care - Products (continued)
Dentsply Sirona Inc., 3.25%, 06/01/30
(Call 03/01/30)	$1,094	$953,019
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	1,315	1,164,188
3.25%, 11/15/39 (Call 05/15/39)	579	455,362
3.40%, 11/15/49 (Call 05/15/49)	1,229	885,016
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	1,134	1,093,350
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)(b)	2,125	2,126,465
5.65%, 11/15/27 (Call 10/15/27)	2,639	2,670,564
5.86%, 03/15/30 (Call 01/15/30)	1,355	1,388,979
5.91%, 11/22/32 (Call 08/22/32)(b)	855	879,920
6.38%, 11/22/52 (Call 05/22/52)	1,610	1,745,887
Koninklijke Philips NV
5.00%, 03/15/42	731	665,732
6.88%, 03/11/38	1,195	1,317,245
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)(b)	1,255	1,222,209
4.50%, 03/30/33 (Call 12/30/32)(b)	1,445	1,381,914
Medtronic Inc.
4.38%, 03/15/35	2,465	2,304,526
4.63%, 03/15/45	2,739	2,471,643
Olympus Corp., 2.14%, 12/08/26
(Call 11/08/26)(a)	1,000	922,201
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	1,035	898,530
2.25%, 09/15/31 (Call 06/15/31)	545	442,714
2.55%, 03/15/31 (Call 12/15/30)	715	595,642
3.30%, 09/15/29 (Call 06/15/29)	1,355	1,228,875
3.63%, 03/15/51 (Call 09/15/50)(b)	520	358,192
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)	1,562	1,279,736
5.15%, 03/20/27 (Call 02/20/27)	95	94,573
5.40%, 03/20/34 (Call 12/20/33)(b)	225	220,461
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(a)	1,215	1,207,380
5.45%, 02/25/27 (Call 01/25/27)(a)	885	883,641
5.45%, 03/13/31 (Call 01/13/31)(a)	1,550	1,528,568
5.60%, 03/23/34 (Call 12/23/33)(a)	1,945	1,910,846
5.90%, 04/30/54 (Call 10/30/53)(a)(b)	1,550	1,488,886
6.00%, 05/15/64 (Call 11/15/63)(a)	1,450	1,384,837
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	1,282	1,084,029
3.75%, 03/15/51 (Call 09/15/50)	954	691,274
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	662	633,358
1.95%, 06/15/30 (Call 03/15/30)	1,543	1,293,326
2.90%, 06/15/50 (Call 12/15/49)(b)	725	471,980
3.38%, 11/01/25 (Call 08/01/25)	958	930,911
3.50%, 03/15/26 (Call 12/15/25)	1,454	1,409,479
3.65%, 03/07/28 (Call 12/07/27)	949	901,416
4.10%, 04/01/43 (Call 10/01/42)	956	787,378
4.38%, 05/15/44 (Call 11/15/43)(b)	588	505,654
4.63%, 03/15/46 (Call 09/15/45)	1,238	1,090,423
4.85%, 12/08/28 (Call 11/08/28)	865	855,232
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(b)	972	853,037
2.00%, 10/15/31 (Call 07/15/31)(b)	2,079	1,690,531
2.60%, 10/01/29 (Call 07/01/29)	1,458	1,294,721
2.80%, 10/15/41 (Call 04/15/41)	1,755	1,250,178

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
4.10%, 08/15/47 (Call 02/15/47)	$993	$819,964
4.80%, 11/21/27 (Call 10/21/27)(b)	1,065	1,059,489
4.95%, 08/10/26 (Call 07/10/26)	590	587,775
4.95%, 11/21/32 (Call 08/21/32)	795	784,823
4.98%, 08/10/30 (Call 06/10/30)	1,000	994,929
5.00%, 12/05/26 (Call 11/05/26)(b)	795	793,736
5.00%, 01/31/29 (Call 12/31/28)(b)	1,495	1,494,567
5.09%, 08/10/33 (Call 05/10/33)	900	893,269
5.20%, 01/31/34 (Call 10/31/33)(b)	725	726,316
5.30%, 02/01/44 (Call 08/01/43)(b)	629	613,419
5.40%, 08/10/43 (Call 02/10/43)(b)	915	914,802
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(b)	1,120	928,022
3.05%, 01/15/26 (Call 12/15/25)	943	907,133
3.55%, 03/20/30 (Call 12/20/29)(b)	710	640,861
4.25%, 08/15/35 (Call 02/15/35)(b)	442	385,969
4.45%, 08/15/45 (Call 02/15/45)	615	519,419
5.35%, 12/01/28 (Call 11/01/28)	730	734,641
5.75%, 11/30/39	542	539,659
		109,146,599
Health Care - Services — 2.9%
AdventHealth Obligated Group, Series E, 2.80%,
11/15/51 (Call 05/15/51)(b)	50	32,277
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	567	506,706
3.63%, 03/01/49 (Call 09/01/48)(b)	610	437,886
5.43%, 03/01/32 (Call 12/01/31)(b)	515	507,442
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	168,031
3.83%, 08/15/28 (Call 05/15/28)	170	162,216
4.27%, 08/15/48 (Call 02/15/48)(b)	377	322,467
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	55,603
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	415,787
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	1,430	1,048,418
4.13%, 11/15/42 (Call 05/15/42)	396	313,477
4.50%, 05/15/42 (Call 11/15/41)(b)	727	608,157
4.75%, 03/15/44 (Call 09/15/43)	565	481,026
6.63%, 06/15/36	1,220	1,301,121
6.75%, 12/15/37	705	763,075
AHS Hospital Corp.
5.02%, 07/01/45	765	731,856
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	810	506,657
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(b)	170	108,612
4.81%, 11/15/45 (Call 05/15/45)(b)	535	478,255
Series 2019, 3.89%, 04/15/49
(Call 10/15/48)(b)	728	557,834
Ascension Health
3.95%, 11/15/46	915	753,715
4.85%, 11/15/53	647	604,917
Series B, 2.53%, 11/15/29 (Call 08/15/29)	897	789,225
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,235	947,989
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	515	424,049
2.34%, 01/01/30 (Call 10/01/29)	690	595,598
2.91%, 01/01/42 (Call 07/01/41)	475	341,904
2.91%, 01/01/51 (Call 07/01/50)	535	351,901
Series 2020, 3.18%, 01/01/50
(Call 07/01/49)(b)	564	391,530
	Par
Security	(000)	Value

Health Care - Services (continued)
Baptist Health South Florida Inc., Series 2017,
4.34%, 11/15/41	$605	$520,747
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	105	61,256
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(b)	494	354,172
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	350	274,589
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	455	376,614
4.19%, 11/15/45 (Call 05/15/45)	1,087	926,752
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	414	336,457
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	685	449,275
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	525	330,775
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(b)	875	803,573
Series 2018, 4.30%, 07/01/28
(Call 01/01/28)(b)	285	275,904
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	650	534,013
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	825	561,403
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	620	417,107
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(b)	465	381,640
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	2,750	2,424,789
2.50%, 03/01/31 (Call 12/01/30)	3,055	2,489,694
2.63%, 08/01/31 (Call 05/01/31)	1,890	1,537,834
3.00%, 10/15/30 (Call 07/15/30)	3,115	2,648,522
3.38%, 02/15/30 (Call 02/15/25)	2,650	2,332,977
4.25%, 12/15/27 (Call 06/17/24)	2,585	2,459,863
4.63%, 12/15/29 (Call 12/15/24)	4,345	4,090,258
Children’s Health System of Texas, 2.51%,
08/15/50 (Call 02/15/50)	940	565,081
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47
(Call 07/01/46)(b)	215	180,108
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	170	105,187
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	669	582,876
Children’s Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 (Call 01/01/50)(b)	610	383,239
Children’s Hospital/DC, Series 2020, 2.93%,
07/15/50 (Call 01/15/50)	515	328,557
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	880	853,276
City of Hope
Series 2013, 5.62%, 11/15/43(b)	325	319,527
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	725	587,653
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114	405	352,505
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	446,306
2.78%, 10/01/30 (Call 04/01/30)(b)	53	45,585
3.35%, 10/01/29 (Call 04/01/29)	788	719,901
3.82%, 10/01/49 (Call 04/01/49)(b)	482	363,679
3.91%, 10/01/50 (Call 04/01/50)	620	467,331
4.19%, 10/01/49 (Call 04/01/49)	1,058	841,301
4.35%, 11/01/42	640	546,963

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
5.32%, 12/01/34 (Call 06/01/34)	$1,000	$976,728
5.55%, 12/01/54 (Call 06/01/54)	1,000	974,054
6.46%, 11/01/52 (Call 05/01/52)(b)	300	329,062
Community Health Network Inc., Series 20-A,
3.10%, 05/01/50 (Call 11/01/49)(b)	537	351,417
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)(b)	669	489,653
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 (Call 05/01/49)(b)	834	592,070
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 (Call 02/01/48)	657	516,600
Dignity Health
4.50%, 11/01/42(b)	100	88,685
5.27%, 11/01/64	340	309,630
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	1,127	919,194
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,101	1,028,299
2.25%, 05/15/30 (Call 02/15/30)	1,751	1,485,042
2.55%, 03/15/31 (Call 12/15/30)	1,531	1,293,731
2.88%, 09/15/29 (Call 06/15/29)	1,282	1,143,817
3.13%, 05/15/50 (Call 11/15/49)	1,549	1,034,578
3.60%, 03/15/51 (Call 09/15/50)	1,370	982,744
3.65%, 12/01/27 (Call 09/01/27)	2,165	2,060,047
3.70%, 09/15/49 (Call 03/15/49)	1,238	913,725
4.10%, 03/01/28 (Call 12/01/27)	2,185	2,106,540
4.10%, 05/15/32 (Call 02/15/32)	862	794,039
4.38%, 12/01/47 (Call 06/01/47)	1,800	1,496,744
4.55%, 03/01/48 (Call 09/01/47)	1,365	1,150,947
4.55%, 05/15/52 (Call 11/15/51)	1,127	944,406
4.63%, 05/15/42	1,247	1,101,241
4.65%, 01/15/43	1,530	1,352,106
4.65%, 08/15/44 (Call 02/15/44)	1,170	1,022,363
4.75%, 02/15/33 (Call 11/15/32)	1,455	1,395,300
4.85%, 08/15/54 (Call 02/15/54)	335	277,598
4.90%, 02/08/26 (Call 06/11/24)(b)	570	564,748
5.10%, 01/15/44	881	819,062
5.13%, 02/15/53 (Call 08/15/52)	1,245	1,143,047
5.15%, 06/15/29 (Call 05/15/29)(b)	780	778,610
5.35%, 10/15/25 (Call 09/15/25)	670	668,437
5.38%, 06/15/34 (Call 03/15/34)	875	872,442
5.50%, 10/15/32 (Call 07/15/32)(b)	835	843,079
5.65%, 06/15/54 (Call 12/15/53)	795	783,889
5.85%, 01/15/36	380	388,857
5.95%, 12/15/34	530	549,398
6.10%, 10/15/52 (Call 04/15/52)	1,130	1,180,803
6.38%, 06/15/37	710	754,491
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)(b)	187	140,977
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)	265	249,807
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(a)	1,332	1,207,549
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	981	777,311
3.00%, 12/01/31 (Call 09/01/31)(a)	680	549,445
3.75%, 06/15/29 (Call 03/15/29)(a)	859	774,591
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)(b)	670	558,410
4.50%, 07/01/57 (Call 01/01/57)	407	347,964
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	725	502,549
	Par
Security	(000)	Value

Health Care - Services (continued)
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	$770	$499,219
Hartford HealthCare Corp., 3.45%, 07/01/54	205	146,180
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,415	1,154,399
3.13%, 03/15/27 (Call 02/15/27)	1,441	1,357,683
3.38%, 03/15/29 (Call 01/15/29)	710	648,252
3.50%, 09/01/30 (Call 03/01/30)	2,990	2,675,573
3.50%, 07/15/51 (Call 01/15/51)	2,025	1,351,271
3.63%, 03/15/32 (Call 12/15/31)	2,594	2,266,594
4.13%, 06/15/29 (Call 03/15/29)	2,586	2,436,460
4.38%, 03/15/42 (Call 09/15/41)(b)	810	664,366
4.50%, 02/15/27 (Call 08/15/26)	1,736	1,694,234
4.63%, 03/15/52 (Call 09/15/51)	2,770	2,232,843
5.13%, 06/15/39 (Call 12/15/38)	1,406	1,305,297
5.20%, 06/01/28 (Call 05/01/28)(b)	685	679,670
5.25%, 06/15/26 (Call 12/15/25)	1,930	1,918,990
5.25%, 06/15/49 (Call 12/15/48)	2,573	2,282,294
5.38%, 09/01/26 (Call 03/01/26)	1,497	1,491,900
5.45%, 04/01/31 (Call 02/01/31)	605	601,190
5.50%, 06/01/33 (Call 03/01/33)(b)	1,390	1,374,446
5.50%, 06/15/47 (Call 12/15/46)	1,916	1,778,941
5.60%, 04/01/34 (Call 01/01/34)	1,395	1,382,953
5.63%, 09/01/28 (Call 03/01/28)	2,288	2,300,293
5.88%, 02/15/26 (Call 08/15/25)	2,157	2,160,262
5.88%, 02/01/29 (Call 08/01/28)	1,710	1,734,925
5.90%, 06/01/53 (Call 12/01/52)	1,405	1,361,936
6.00%, 04/01/54 (Call 10/01/53)	1,480	1,453,364
6.10%, 04/01/64 (Call 10/01/63)	1,045	1,021,107
7.50%, 11/06/33(b)	525	576,819
7.69%, 06/15/25	600	610,442
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(a)	785	753,024
2.20%, 06/01/30 (Call 03/01/30)(a)	1,689	1,417,333
3.20%, 06/01/50 (Call 12/01/49)(a)(b)	661	426,806
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(a)	1,133	1,037,408
2.55%, 05/10/31 (Call 02/10/31)(a)	937	751,157
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 (Call 01/15/52)(b)	410	319,649
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	499	450,007
2.15%, 02/03/32 (Call 11/03/31)	1,827	1,445,962
3.13%, 08/15/29 (Call 05/15/29)	220	198,031
3.70%, 03/23/29 (Call 02/23/29)	1,202	1,120,766
3.95%, 03/15/27 (Call 12/15/26)	1,232	1,187,750
3.95%, 08/15/49 (Call 02/15/49)	663	496,024
4.63%, 12/01/42 (Call 06/01/42)	746	630,177
4.80%, 03/15/47 (Call 09/15/46)	724	611,805
4.88%, 04/01/30 (Call 01/01/30)(b)	1,135	1,107,136
4.95%, 10/01/44 (Call 04/01/44)	1,079	943,051
5.38%, 04/15/31 (Call 02/15/31)	560	554,489
5.50%, 03/15/53 (Call 09/15/52)	955	888,837
5.70%, 03/13/26 (Call 06/11/24)	275	274,986
5.75%, 03/01/28 (Call 02/01/28)	955	967,280
5.75%, 12/01/28 (Call 11/01/28)	490	497,815
5.75%, 04/15/54 (Call 10/15/53)(b)	695	669,144
5.88%, 03/01/33 (Call 12/01/32)	905	916,873
5.95%, 03/15/34 (Call 12/15/33)(b)	750	764,739
8.15%, 06/15/38	375	445,345

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	$445	$448,416
5.85%, 05/08/29 (Call 04/08/29)	440	445,518
6.00%, 05/08/34 (Call 02/08/34)(b)	405	412,375
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	906	735,521
Series 2021, 2.85%, 11/01/51
(Call 05/01/51)(b)	325	211,546
Inova Health System Foundation, 4.07%,
05/15/52 (Call 11/15/51)(b)	465	381,091
Integris Baptist Medical Center Inc., Series A,
3.88%, 08/15/50 (Call 02/15/50)	685	508,886
Iowa Health System, Series 2020, 3.67%,
02/15/50 (Call 08/15/49)(b)	530	395,184
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	1,075	1,079,527
6.25%, 02/01/29 (Call 01/01/29)(b)	245	250,837
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46(b)	765	618,325
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	1,220	1,164,088
4.15%, 05/01/47 (Call 11/01/46)	2,142	1,786,418
4.88%, 04/01/42	867	807,798
Series 2019, 3.27%, 11/01/49
(Call 05/01/49)(b)	1,257	890,595
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	675	485,132
Series 2021, 3.00%, 06/01/51
(Call 12/01/50)(b)	2,070	1,373,413
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	1,010	935,425
2.70%, 06/01/31 (Call 03/01/31)	825	698,259
2.95%, 12/01/29 (Call 09/01/29)	1,050	934,456
3.60%, 09/01/27 (Call 06/01/27)	775	738,172
4.70%, 02/01/45 (Call 08/01/44)	1,527	1,342,305
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	15	11,672
Series 2020, 3.19%, 07/01/49
(Call 01/01/49)(b)	545	375,723
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	617,985
Mayo Clinic
3.77%, 11/15/43	355	291,508
Series 2013, 4.00%, 11/15/47(b)	30	24,497
Series 2016, 4.13%, 11/15/52(b)	290	239,359
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	633	421,232
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 (Call 11/15/47)(b)	553	476,209
MedStar Health Inc., Series 20A, 3.63%,
08/15/49(b)	300	225,764
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	810	592,235
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	388	318,021
5.00%, 07/01/42	285	273,178
Series 2015, 4.20%, 07/01/55	312	257,702
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	133,091
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 (Call 06/01/50)	994	620,410
Montefiore Obligated Group
4.29%, 09/01/50	329	208,518
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	486	360,677
	Par
Security	(000)	Value

Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group,
3.80%, 11/15/52(b)	$345	$263,215
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48(b)	495	388,000
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	910	653,832
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	650	433,214
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	620	366,270
MyMichigan Health, Series 2020, 3.41%,
06/01/50 (Call 12/01/49)	650	463,064
Nationwide Children’s Hospital Inc., 4.56%,
11/01/52 (Call 05/01/52)	559	496,477
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	112,918
2.61%, 08/01/60 (Call 02/01/60)(b)	238	132,640
3.56%, 08/01/36	110	92,875
4.02%, 08/01/45(b)	610	508,373
4.06%, 08/01/56	149	118,182
4.76%, 08/01/2116(b)	255	210,846
Series 2019, 3.95%, (Call 02/01/2119)(b)	410	285,669
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)(b)	397	292,426
3.98%, 11/01/46 (Call 11/01/45)	635	499,570
4.26%, 11/01/47 (Call 11/01/46)	1,231	986,417
6.15%, 11/01/43	580	597,591
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51
(Call 01/15/51)(b)	240	152,106
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	775	580,794
3.17%, 11/01/51 (Call 05/01/51)(b)	1,144	760,205
3.32%, 11/01/61 (Call 05/01/61)(b)	618	394,580
4.37%, 11/01/43(b)	470	406,979
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	730	453,475
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)(b)	495	472,530
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	665	550,216
2.83%, 11/15/41 (Call 05/15/41)	875	631,450
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	153	106,339
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(b)	385	275,656
4.09%, 10/01/48 (Call 04/01/48)(b)	507	410,796
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48
(Call 05/15/48)(b)	640	555,477
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	586	549,067
Series 2020, 3.22%, 11/15/50
(Call 05/15/50)(b)	770	502,516
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	510	408,826
2.86%, 01/01/52 (Call 07/01/51)	740	463,323
Series 2042, 2.72%, 01/01/42
(Call 07/01/41)(b)	575	398,897
Premier Health Partners, Series G, 2.91%,
11/15/26 (Call 05/15/26)	367	336,970
Presbyterian Healthcare Services, 4.88%,
08/01/52 (Call 02/01/52)	575	541,975

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)(b)	$290	$290,619
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	1,060	927,163
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	1,023	602,878
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	757	579,357
Series H, 2.75%, 10/01/26 (Call 07/01/26)	706	662,190
Series I, 3.74%, 10/01/47(b)	603	454,515
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	150	139,127
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	772	658,245
2.95%, 06/30/30 (Call 03/30/30)	1,203	1,060,644
3.45%, 06/01/26 (Call 03/01/26)	1,015	978,023
4.20%, 06/30/29 (Call 03/30/29)	950	913,072
4.70%, 03/30/45 (Call 09/30/44)	536	472,396
6.40%, 11/30/33 (Call 08/30/33)	540	576,427
Rady Children’s Hospital-San Diego, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	110	75,233
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	960	894,221
1.93%, 12/13/28 (Call 10/13/28)(a)	2,785	2,441,762
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	2,777	2,258,082
2.31%, 03/10/27 (Call 02/10/27)(a)	1,310	1,220,219
2.38%, 01/28/27 (Call 10/28/26)(a)	1,400	1,309,734
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	2,910	1,774,409
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	1,370	1,308,514
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	642	623,214
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	1,065	1,013,893
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	965	801,133
4.79%, 03/08/29 (Call 02/08/29)(a)(b)	705	699,979
4.91%, 03/08/31 (Call 01/08/31)(a)	890	883,217
4.99%, 03/08/34 (Call 12/08/33)(a)	860	850,178
5.22%, 03/08/54 (Call 09/08/53)(a)(b)	915	891,478
5.27%, 11/13/26 (Call 10/13/26)(a)	1,930	1,939,059
5.34%, 11/13/28 (Call 10/13/28)(a)(b)	1,990	2,017,425
5.49%, 11/13/30 (Call 09/13/30)(a)	2,045	2,088,744
5.59%, 11/13/33 (Call 08/13/33)(a)	2,045	2,112,621
7.00%, 03/01/39(a)	1,270	1,484,590
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 (Call 08/15/29)	575	541,339
Seattle Children’s Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)(b)	902	569,632
Sentara Healthcare, 2.93%, 11/01/51
(Call 05/01/51)	140	91,604
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)(b)	60	37,776
Southern Baptist Hospital of Florida Inc., 4.86%,
07/15/45 (Call 01/15/45)	548	508,980
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)(b)	625	618,484
Series A, 3.82%, 06/01/27 (Call 03/01/27)	963	926,073
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)(b)	605	407,188
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	901	712,730
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	355	322,479
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	320	226,403
Sutter Health
5.16%, 08/15/33 (Call 02/15/33)	25	24,897
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	302	285,076
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	344,418
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	65	61,860
	Par
Security	(000)	Value

Health Care - Services (continued)
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	$335	$285,838
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	333	252,996
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	256,082
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(b)	375	214,770
4.33%, 11/15/55(b)	380	317,617
Toledo Hospital (The), 5.75%, 11/15/38
(Call 11/15/28)	394	388,788
Trinity Health Corp.
4.13%, 12/01/45(b)	790	665,974
Series 2019, 3.43%, 12/01/48(b)	485	369,937
Series 2021, 2.63%, 12/01/40
(Call 06/01/40)(b)	580	408,546
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 (Call 01/01/52)	320	299,771
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(b)	690	666,023
1.15%, 05/15/26 (Call 04/15/26)	1,273	1,179,129
1.25%, 01/15/26	1,096	1,029,312
2.00%, 05/15/30	1,697	1,429,494
2.30%, 05/15/31 (Call 02/15/31)	1,870	1,563,000
2.75%, 05/15/40 (Call 11/15/39)	1,395	1,001,648
2.88%, 08/15/29	1,340	1,207,182
2.90%, 05/15/50 (Call 11/15/49)	1,715	1,108,971
2.95%, 10/15/27	1,101	1,030,679
3.05%, 05/15/41 (Call 11/15/40)	1,905	1,406,714
3.10%, 03/15/26	1,210	1,168,316
3.13%, 05/15/60 (Call 11/15/59)(b)	1,205	760,262
3.25%, 05/15/51 (Call 11/15/50)	2,810	1,924,990
3.38%, 04/15/27	820	785,010
3.45%, 01/15/27	1,208	1,161,961
3.50%, 08/15/39 (Call 02/15/39)	1,861	1,499,681
3.70%, 12/15/25	12	11,722
3.70%, 08/15/49 (Call 02/15/49)	1,821	1,370,339
3.75%, 07/15/25	1,626	1,599,386
3.75%, 10/15/47 (Call 04/15/47)	1,414	1,081,136
3.85%, 06/15/28	1,635	1,566,167
3.88%, 12/15/28	1,326	1,266,487
3.88%, 08/15/59 (Call 02/15/59)	1,422	1,055,758
3.95%, 10/15/42 (Call 04/15/42)	728	602,446
4.00%, 05/15/29 (Call 03/15/29)	1,517	1,450,151
4.20%, 05/15/32 (Call 02/15/32)	2,290	2,144,725
4.20%, 01/15/47 (Call 07/15/46)	850	702,968
4.25%, 01/15/29 (Call 12/15/28)	1,970	1,907,046
4.25%, 03/15/43 (Call 09/15/42)	1,133	980,368
4.25%, 04/15/47 (Call 10/15/46)	973	814,666
4.25%, 06/15/48 (Call 12/15/47)	1,867	1,540,980
4.38%, 03/15/42 (Call 09/15/41)	766	670,714
4.45%, 12/15/48 (Call 06/15/48)	1,613	1,372,549
4.50%, 04/15/33 (Call 01/15/33)	1,995	1,892,899
4.60%, 04/15/27 (Call 03/15/27)	720	712,031
4.63%, 07/15/35	1,050	999,959
4.63%, 11/15/41 (Call 05/15/41)	951	862,144
4.70%, 04/15/29 (Call 03/15/29)	805	793,756
4.75%, 07/15/45	2,765	2,518,111
4.75%, 05/15/52 (Call 11/15/51)	2,660	2,354,728
4.90%, 04/15/31 (Call 02/15/31)	1,340	1,319,722
4.95%, 05/15/62 (Call 11/15/61)	1,410	1,255,336
5.00%, 04/15/34 (Call 01/15/34)	1,280	1,255,828
5.05%, 04/15/53 (Call 10/15/52)	2,575	2,374,837
5.15%, 10/15/25(b)	725	724,146

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
5.20%, 04/15/63 (Call 10/15/62)	$2,315	$2,145,264
5.25%, 02/15/28 (Call 01/15/28)	1,655	1,671,535
5.30%, 02/15/30 (Call 12/15/29)	1,750	1,771,256
5.35%, 02/15/33 (Call 11/15/32)	2,595	2,620,225
5.38%, 04/15/54 (Call 10/15/53)	1,700	1,648,814
5.50%, 04/15/64 (Call 10/15/63)	1,090	1,055,602
5.70%, 10/15/40 (Call 04/15/40)	505	516,963
5.80%, 03/15/36	1,484	1,545,272
5.88%, 02/15/53 (Call 08/15/52)	2,615	2,706,768
5.95%, 02/15/41 (Call 08/15/40)	640	670,434
6.05%, 02/15/63 (Call 08/15/62)	1,925	2,019,929
6.50%, 06/15/37	783	862,373
6.63%, 11/15/37	1,014	1,120,724
6.88%, 02/15/38	1,158	1,321,218
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,176	1,072,904
2.65%, 10/15/30 (Call 07/15/30)	1,305	1,100,002
2.65%, 01/15/32 (Call 10/15/31)	797	647,820
UPMC
5.04%, 05/15/33 (Call 02/15/33)	155	151,595
5.38%, 05/15/43 (Call 11/15/42)(b)	165	163,325
WakeMed, Series A, 3.29%, 10/01/52
(Call 04/01/52)	145	100,635
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50
(Call 12/01/49)(b)	201	130,428
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	747	651,283
Series 2021, 3.07%, 03/01/51
(Call 09/01/50)(b)	328	210,683
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 (Call 07/01/49)(b)	190	112,897
		312,836,212
Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 6.88%, 03/25/44
(Call 09/25/43)(a)(b)	420	428,785
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	605	547,740
3.75%, 07/15/27 (Call 06/15/27)(a)	510	465,963
3.95%, 07/15/26 (Call 06/15/26)(a)	570	538,124
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(Call 03/13/29)(a)	170	171,148
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,760	1,623,520
2.88%, 06/15/27 (Call 05/15/27)	685	628,880
2.88%, 06/15/28 (Call 04/15/28)	1,773	1,575,924
3.20%, 11/15/31 (Call 08/15/31)(b)	955	791,232
3.25%, 07/15/25 (Call 06/15/25)	1,447	1,401,880
3.88%, 01/15/26 (Call 12/15/25)	2,561	2,470,019
5.88%, 03/01/29 (Call 02/01/29)	905	894,936
5.95%, 07/15/29 (Call 06/15/29)	240	236,891
7.00%, 01/15/27	235	240,095
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	689	633,002
2.95%, 03/10/26 (Call 02/10/26)	609	573,373
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	415	381,940
7.00%, 02/15/29 (Call 01/15/29)	115	115,331
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	1,570	1,433,933
3.25%, 03/15/27 (Call 02/15/27)	1,551	1,430,905
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
4.00%, 01/15/29 (Call 11/15/28)(b)	$832	$762,521
5.95%, 07/16/29 (Call 06/16/29)(a)	375	369,016
6.25%, 01/25/31 (Call 11/25/30)(a)(b)	325	324,645
7.05%, 09/29/25	1,095	1,105,570
7.30%, 11/27/28 (Call 10/27/28)(a)	435	453,413
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	928	837,037
2.75%, 09/16/26 (Call 08/19/26)(b)	1,170	1,083,301
2.85%, 09/30/28 (Call 07/30/28)	785	689,079
3.63%, 01/15/26 (Call 12/15/25)	1,140	1,093,017
5.88%, 11/15/27 (Call 10/15/27)	375	372,549
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	1,037	948,572
2.88%, 06/11/28 (Call 04/11/28)(b)	1,015	897,942
3.40%, 07/15/26 (Call 06/15/26)	1,488	1,400,947
3.75%, 07/22/25 (Call 06/22/25)	606	588,969
4.25%, 01/15/26 (Call 12/15/25)	757	733,568
5.95%, 03/15/29 (Call 02/15/29)	200	198,371
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(Call 10/15/26)(a)(b)	30	30,939
Blue Owl Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	615	561,207
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(b)	670	619,534
4.70%, 02/08/27 (Call 01/08/27)	800	762,519
6.60%, 09/15/29 (Call 08/15/29)(a)	1,000	994,366
6.65%, 03/15/31 (Call 01/15/31)	380	375,839
7.75%, 09/16/27 (Call 08/16/27)	625	647,293
7.75%, 01/15/29 (Call 12/15/28)(b)	560	582,095
7.95%, 06/13/28 (Call 05/13/28)	225	233,994
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(b)	382	343,544
3.75%, 06/17/26 (Call 05/17/26)(a)	556	518,212
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	905	873,761
CK Hutchison International 16 Ltd., 2.75%,
10/03/26(a)	10	9,441
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27(a)(b)	1,228	1,151,194
CK Hutchison International 17 Ltd., 3.50%,
04/05/27(a)(b)	665	634,468
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,478	1,310,355
3.38%, 09/06/49 (Call 03/06/49)(a)(b)	1,465	1,043,059
CK Hutchison International 19 Ltd., 3.63%,
04/11/29 (Call 01/11/29)(a)(b)	414	385,856
CK Hutchison International 21 Ltd., 1.50%,
04/15/26 (Call 03/15/26)(a)	864	805,620
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	715	646,168
3.13%, 10/12/28 (Call 08/12/28)	990	859,602
3.25%, 07/15/27 (Call 06/15/27)	607	550,790
3.40%, 01/15/26 (Call 12/15/25)	1,304	1,240,475
7.88%, 01/15/29 (Call 12/15/28)	85	87,955
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	486	462,945
6.38%, 03/11/27	95	95,757
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	735	659,233
2.50%, 08/24/26 (Call 07/24/26)	686	631,533
6.00%, 07/15/29 (Call 06/15/29)	15	14,691
7.05%, 12/05/28 (Call 11/05/28)	95	97,130

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
HPS Corporate Lending Fund, 6.75%, 01/30/29
(Call 12/30/28)(a)(b)	$180	$181,148
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33(a)	405	461,347
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(a)	392	311,585
3.75%, 05/28/51 (Call 11/28/50)(a)	820	522,564
4.50%, 04/08/52 (Call 10/08/51)(a)	630	457,426
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	995	929,036
6.50%, 06/04/27 (Call 05/04/27)	400	400,154
6.95%, 03/01/29 (Call 02/01/29)	265	269,776
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (Call 01/11/27)	510	493,156
6.15%, 05/17/29 (Call 04/17/29)(a)(b)	330	326,366
New Mountain Finance Corp., 6.88%, 02/01/29
(Call 01/01/29)	20	19,754
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(b)	540	489,928
7.10%, 02/15/29 (Call 01/15/29)	480	486,915
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(b)	705	646,463
3.44%, 10/15/28 (Call 08/15/28)(b)	464	390,962
3.71%, 01/22/26 (Call 12/22/25)(b)	578	546,354
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(a)(b)	795	540,484
Sixth Street Lending Partners, 6.50%, 03/11/29
(Call 02/11/29)(a)(b)	85	84,912
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	265	245,094
6.13%, 03/01/29 (Call 02/01/29)(b)	175	173,617
6.95%, 08/14/28 (Call 07/14/28)	233	238,826
		53,887,580
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)(b)	1,117	1,016,813
1.40%, 10/15/27 (Call 08/15/27)(b)	947	838,545
2.60%, 10/15/25 (Call 09/15/25)	713	685,356
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(b)	1,002	989,643
5.00%, 06/15/27 (Call 12/15/26)	849	842,654
5.25%, 06/01/26 (Call 12/01/25)(b)	605	602,886
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	880	778,370
3.85%, 01/15/30 (Call 07/15/29)	535	498,615
3.97%, 08/06/61 (Call 02/06/61)	347	294,826
6.00%, 01/15/43 (Call 10/15/42)	1,045	1,046,313
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	185	169,228
5.13%, 06/06/27 (Call 12/06/26)(b)	115	113,045
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,188	1,042,743
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	962	953,434
5.50%, 03/01/26 (Call 12/01/25)	589	588,973
6.00%, 02/15/35(b)	634	649,556
6.38%, 05/15/33	675	706,857
7.88%, 06/15/32	433	494,604
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	680	624,197
4.35%, 02/15/28 (Call 11/15/27)	635	609,956
4.88%, 11/15/25 (Call 08/15/25)	515	509,064
	Par
Security	(000)	Value

Home Builders (continued)
4.88%, 03/15/27 (Call 12/15/26)	$980	$963,260
		15,018,938
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,005	912,875
3.50%, 11/15/51 (Call 05/15/51)(b)	825	529,260
4.40%, 03/15/29 (Call 12/15/28)(b)	833	752,030
LG Electronics Inc., 5.63%, 04/24/27(a)	10	10,032
Panasonic Holdings Corp., 3.11%, 07/19/29
(Call 04/19/29)(a)(b)	605	553,092
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	470	383,665
4.50%, 06/01/46 (Call 12/01/45)(b)	565	444,421
4.60%, 05/15/50 (Call 11/15/49)(b)	878	686,597
4.70%, 05/14/32 (Call 02/14/32)(b)	360	335,511
4.75%, 02/26/29 (Call 11/26/28)(b)	1,219	1,181,583
5.15%, 03/01/43(b)	421	367,221
5.50%, 03/01/33 (Call 12/01/32)(b)	510	498,166
5.75%, 03/01/34 (Call 12/01/33)	490	480,331
		7,134,784
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	660	533,616
2.65%, 04/30/30 (Call 02/01/30)	692	598,095
4.88%, 12/06/28 (Call 09/06/28)	949	934,850
5.75%, 03/15/33 (Call 12/15/32)	580	591,767
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	340	279,694
3.15%, 08/01/27 (Call 05/01/27)	782	740,226
3.95%, 08/01/47 (Call 02/01/47)	515	404,635
5.00%, 06/15/52 (Call 12/15/51)	910	841,198
5.60%, 11/15/32 (Call 08/15/32)	870	900,263
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	1,000	826,559
3.10%, 10/01/27 (Call 07/01/27)	988	927,500
3.90%, 05/15/28 (Call 02/15/28)(b)	660	633,215
4.40%, 05/01/29 (Call 03/01/29)(b)	705	683,284
4.60%, 05/01/32 (Call 02/01/32)(b)	915	884,541
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,068	942,102
2.00%, 11/02/31 (Call 08/02/31)(b)	940	776,140
2.75%, 02/15/26	590	567,990
2.88%, 02/07/50 (Call 08/07/49)(b)	544	364,438
3.05%, 08/15/25	493	480,802
3.10%, 03/26/30 (Call 12/26/29)	1,334	1,210,865
3.20%, 04/25/29 (Call 01/25/29)	1,003	930,142
3.20%, 07/30/46 (Call 01/30/46)	455	324,421
3.70%, 06/01/43(b)	425	332,906
3.90%, 05/04/47 (Call 11/04/46)	669	530,332
3.95%, 11/01/28 (Call 08/01/28)(b)	894	859,437
4.50%, 02/16/33 (Call 11/16/32)	545	526,460
5.30%, 03/01/41	525	517,475
6.63%, 08/01/37	1,086	1,229,027
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 (Call 04/01/31)(a)(b)	710	598,710
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(a)	3,757	3,526,820
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)	615	485,154
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	545	441,340

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
4.75%, 10/15/46 (Call 04/16/46)(a)	$1,190	$1,025,453
4.80%, 09/01/40(a)	805	719,504
		26,168,961
Insurance — 4.5%
Accident Fund Insurance Co. of America, 8.50%,
08/01/32 (Call 05/01/32)(a)	35	34,124
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,940
Aegon Funding Co. LLC, 5.50%, 04/16/27
(Call 03/16/27)(a)	535	531,541
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(d)	817	787,983
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	695	645,192
2.88%, 10/15/26 (Call 07/15/26)	862	816,936
3.60%, 04/01/30 (Call 01/01/30)	1,528	1,408,880
4.00%, 10/15/46 (Call 04/15/46)	395	309,553
4.75%, 01/15/49 (Call 07/15/48)	692	610,707
6.45%, 08/15/40(b)	455	486,306
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	2,497	1,810,779
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,570	1,421,165
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	1,595	1,489,026
3.90%, 04/06/28 (Call 01/06/28)(a)	890	851,749
4.50%, 03/16/46 (Call 09/16/45)(a)	1,090	959,319
4.88%, 03/11/44(a)	125	116,658
4.95%, 04/04/33 (Call 01/04/33)(a)(b)	550	538,850
5.38%, 04/05/34 (Call 01/05/34)(a)	850	832,033
5.63%, 10/25/27 (Call 09/25/27)(a)	1,400	1,420,000
AIG SunAmerica Global Financing X, 6.90%,
03/15/32(a)	1,166	1,262,751
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	810	543,022
3.63%, 05/15/30 (Call 02/15/30)	920	853,108
4.90%, 09/15/44 (Call 03/15/44)(b)	412	380,262
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)(b)	834	815,249
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	930	865,538
1.45%, 12/15/30 (Call 09/15/30)	1,226	968,359
3.28%, 12/15/26 (Call 09/15/26)(b)	887	844,636
3.85%, 08/10/49 (Call 02/10/49)(b)	777	585,250
4.20%, 12/15/46 (Call 06/15/46)	1,047	843,020
4.50%, 06/15/43	604	517,156
5.25%, 03/30/33 (Call 12/30/32)(b)	460	456,824
5.35%, 06/01/33(b)	1,265	1,260,997
5.55%, 05/09/35	846	854,993
5.95%, 04/01/36	405	423,302
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(b)(d)	715	718,067
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	690	560,642
5.25%, 04/02/30 (Call 01/02/30)(b)	512	503,843
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(b)	310	280,251
3.88%, 01/15/35 (Call 07/15/34)	570	504,074
4.20%, 04/01/28 (Call 01/01/28)(b)	980	942,642
4.38%, 06/30/50 (Call 12/30/49)	1,468	1,224,355
4.50%, 07/16/44 (Call 01/16/44)	1,085	948,927
4.75%, 04/01/48 (Call 10/01/47)	1,356	1,211,968
4.80%, 07/10/45 (Call 01/10/45)	951	861,101
5.13%, 03/27/33 (Call 12/27/32)	940	922,528
	Par
Security	(000)	Value

Insurance (continued)
6.25%, 05/01/36	$830	$869,046
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(d)	910	892,263
American National Group Inc., 5.00%, 06/15/27
(Call 03/15/27)(b)	1,062	1,028,440
American National Group LLC, 6.14%, 06/13/32
(Call 03/13/32)(a)(b)	65	61,427
Americo Life Inc., 3.45%, 04/15/31
(Call 01/15/31)(a)(b)	673	535,475
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(a)	860	656,821
3.83%, 03/11/51 (Call 09/11/50)(a)(b)	781	460,159
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,848	1,610,605
3.75%, 05/02/29 (Call 02/02/29)	898	840,399
4.50%, 12/15/28 (Call 09/15/28)	712	689,567
6.25%, 09/30/40	320	337,601
8.21%, 01/01/27(b)	369	391,830
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(b)	650	522,665
2.60%, 12/02/31 (Call 09/02/31)	580	482,566
2.85%, 05/28/27 (Call 04/28/27)	1,210	1,132,451
2.90%, 08/23/51 (Call 02/23/51)	970	594,070
3.90%, 02/28/52 (Call 08/28/51)	1,387	1,023,924
5.00%, 09/12/32 (Call 06/12/32)	815	791,291
5.35%, 02/28/33 (Call 11/28/32)	980	965,194
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	1,021	995,961
4.25%, 12/12/42	300	241,304
4.45%, 05/24/43 (Call 02/24/43)	256	210,174
4.60%, 06/14/44 (Call 03/14/44)	720	612,984
4.75%, 05/15/45 (Call 11/15/44)	730	633,324
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	935	932,273
5.15%, 03/01/29 (Call 02/01/29)	1,255	1,247,312
5.30%, 03/01/31 (Call 01/01/31)(b)	1,270	1,264,334
5.45%, 03/01/34 (Call 12/01/33)	2,425	2,401,747
5.75%, 03/01/54 (Call 09/01/53)	2,060	2,025,905
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,077	1,040,315
5.03%, 12/15/46 (Call 06/15/46)	789	707,415
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	1,257	912,120
7.35%, 05/01/34(b)	453	513,372
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	572	526,350
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(b)	548	444,241
3.05%, 03/09/52 (Call 09/09/51)	846	518,380
3.50%, 05/20/51 (Call 11/20/50)	1,450	986,975
5.45%, 07/15/34 (Call 04/15/34)	445	440,155
5.50%, 03/02/33 (Call 12/02/32)	565	563,177
5.75%, 03/02/53 (Call 09/02/52)	709	685,459
5.75%, 07/15/54 (Call 01/15/54)	325	315,787
6.50%, 02/15/34 (Call 11/15/33)	430	454,598
6.75%, 02/15/54 (Call 08/15/53)	465	511,662
Ascot Group Ltd., 4.25%, 12/15/30
(Call 12/15/25)(a)	186	154,222
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	580	472,323
3.70%, 02/22/30 (Call 11/22/29)	806	721,359
4.90%, 03/27/28 (Call 12/27/27)	1,035	1,008,785

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
6.75%, 02/15/34(b)	$445	$473,034
Assured Guaranty Municipal Holdings Inc.,
6.40%, 12/15/66 (Call 12/15/36),
(1mo. LIBOR US + 2.2150%)(a)(b)(d)	275	243,963
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(b)	1,020	880,784
3.60%, 09/15/51 (Call 03/15/51)	687	472,211
6.13%, 09/15/28 (Call 08/15/28)	505	518,430
Athene Global Funding
1.45%, 01/08/26(a)(b)	732	684,285
1.61%, 06/29/26(a)(b)	1,025	944,323
1.73%, 10/02/26(a)	940	859,751
1.99%, 08/19/28(a)	1,340	1,161,070
2.45%, 08/20/27(a)	25	22,730
2.50%, 03/24/28(a)	1,122	1,003,933
2.55%, 06/29/25(a)	301	290,639
2.55%, 11/19/30(a)	820	682,521
2.65%, 10/04/31(a)	725	591,011
2.67%, 06/07/31(a)	836	687,686
2.72%, 01/07/29(a)(b)	605	533,613
2.95%, 11/12/26(a)(b)	400	375,886
5.52%, 03/25/27(a)(b)	745	743,388
5.58%, 01/09/29(a)	1,880	1,878,705
5.62%, 05/08/26(a)	275	274,584
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(b)	1,077	688,160
3.50%, 01/15/31 (Call 10/15/30)	785	692,844
3.95%, 05/25/51 (Call 11/25/50)	575	410,241
4.13%, 01/12/28 (Call 10/12/27)	1,375	1,322,647
5.88%, 01/15/34 (Call 10/15/33)	925	922,819
6.15%, 04/03/30 (Call 01/03/30)	635	654,772
6.25%, 04/01/54 (Call 10/01/53)	850	852,486
6.65%, 02/01/33 (Call 11/01/32)	560	589,527
Augustar Life Insurance Co., 6.88%,
06/15/42(a)(b)	400	358,751
AXA SA, 8.60%, 12/15/30	185	215,857
Axis Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	733	690,049
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(b)(d)	487	440,630
Axis Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(b)	890	851,450
5.15%, 04/01/45	395	341,526
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)	658	528,335
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,667	1,357,110
1.85%, 03/12/30 (Call 12/12/29)	687	583,683
2.30%, 03/15/27 (Call 02/15/27)	1,395	1,305,487
2.50%, 01/15/51 (Call 07/15/50)	1,155	698,069
2.85%, 10/15/50 (Call 04/15/50)(b)	2,700	1,735,698
2.88%, 03/15/32 (Call 12/15/31)(b)	1,512	1,313,952
3.85%, 03/15/52 (Call 09/15/51)	3,245	2,494,435
4.20%, 08/15/48 (Call 02/15/48)	2,878	2,425,825
4.25%, 01/15/49 (Call 07/15/48)(b)	2,429	2,077,604
4.30%, 05/15/43	835	739,579
4.40%, 05/15/42	1,036	949,743
5.75%, 01/15/40	1,095	1,172,982
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	2,417	2,337,524
4.50%, 02/11/43(b)	1,420	1,326,396
	Par
Security	(000)	Value

Insurance (continued)
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	$667	$614,088
2.00%, 06/28/28(a)(b)	638	551,435
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	785	743,511
3.85%, 12/22/51 (Call 06/22/51)	520	325,420
4.70%, 06/22/47 (Call 12/22/46)(b)	769	595,694
5.63%, 05/15/30 (Call 02/15/30)(b)	1,014	1,013,095
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,408	1,151,658
4.20%, 03/17/32 (Call 12/17/31)	625	563,060
4.50%, 03/15/29 (Call 12/15/28)	890	856,084
4.95%, 03/17/52 (Call 09/17/51)	945	796,996
Chubb Corp. (The)
6.00%, 05/11/37(b)	745	786,160
Series 1, 6.50%, 05/15/38.	950	1,054,656
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	1,415	1,146,681
2.85%, 12/15/51 (Call 06/15/51)(b)	1,290	838,375
3.05%, 12/15/61 (Call 06/15/61)	1,100	698,588
3.35%, 05/03/26 (Call 02/03/26)	1,745	1,685,305
4.15%, 03/13/43	935	794,741
4.35%, 11/03/45 (Call 05/03/45)	2,327	2,005,975
5.00%, 03/15/34 (Call 12/15/33)	1,005	990,823
6.70%, 05/15/36	370	414,186
Cincinnati Financial Corp.
6.13%, 11/01/34	935	972,539
6.92%, 05/15/28(b)	715	755,448
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	935	772,989
3.45%, 08/15/27 (Call 05/15/27)	973	919,095
3.90%, 05/01/29 (Call 02/01/29)	974	915,611
4.50%, 03/01/26 (Call 12/01/25)	842	827,314
5.13%, 02/15/34 (Call 11/15/33)	220	210,443
5.50%, 06/15/33 (Call 03/15/33)(b)	105	103,976
CNO Financial Group Inc.
5.25%, 05/30/29 (Call 02/28/29)	829	802,085
6.45%, 06/15/34 (Call 03/15/34)	460	461,308
CNO Global Funding
1.75%, 10/07/26(a)	1,000	912,645
2.65%, 01/06/29(a)	1,070	929,786
5.88%, 06/04/27(a)	275	275,673
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	1,960	1,871,693
3.85%, 04/05/29 (Call 02/05/29)	1,600	1,491,673
3.90%, 04/05/32 (Call 01/05/32)	1,840	1,642,631
4.35%, 04/05/42 (Call 10/05/41)	1,145	943,944
4.40%, 04/05/52 (Call 10/05/51)	1,385	1,097,411
5.75%, 01/15/34 (Call 10/15/33)(b)	885	890,489
6.05%, 09/15/33 (Call 06/15/33)(a)(b)	690	705,440
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(d)	590	593,698
Corebridge Global Funding
0.90%, 09/22/25(a)	807	758,875
5.20%, 01/12/29(a)(b)	585	580,392
5.75%, 07/02/26(a)	910	910,303
5.90%, 09/19/28(a)	185	188,008
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26),
(3-mo. LIBOR US + 3.660%)(a)(b)(d)(e)	525	501,450

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32 (Call 10/18/31)(a)	$365	$285,700
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	823	724,169
1.78%, 03/17/31 (Call 12/17/30)(a)	962	759,635
3.08%, 09/17/51 (Call 03/17/51)(a)(b)	700	449,618
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(d)	50	48,791
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(b)(d)	25	24,491
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,030	834,751
4.95%, 06/01/29 (Call 03/01/29)	890	849,697
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	600	557,746
1.30%, 07/12/26(a)	1,053	962,256
1.40%, 07/07/25(a)	1,013	967,232
1.40%, 08/27/27(a)	67	58,885
1.70%, 11/12/26(a)(b)	728	663,227
1.75%, 11/15/30(a)	587	467,209
1.80%, 03/08/28(a)	1,155	1,016,359
5.45%, 03/03/28(a)	665	661,907
5.50%, 12/02/25(a)	510	508,753
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,881	1,805,771
5.00%, 04/20/48 (Call 10/20/47)	1,911	1,702,890
5.59%, 01/11/33 (Call 10/11/32)	865	867,532
7.00%, 04/01/28	910	962,359
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	1,425	884,530
3.50%, 10/15/50 (Call 04/15/50)	1,475	985,310
4.87%, 06/01/44(b)	370	323,550
F&G Annuities & Life Inc.
6.50%, 06/04/29 (Call 05/04/29)	325	324,484
7.40%, 01/13/28 (Call 12/13/27)(b)	640	660,781
F&G Global Funding
1.75%, 06/30/26(a)	1,330	1,218,943
2.00%, 09/20/28(a)	845	716,536
2.30%, 04/11/27(a)(b)	750	673,471
5.15%, 07/07/25(a)	430	423,598
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	955	825,137
4.63%, 04/29/30 (Call 01/29/30)	1,081	1,022,731
4.85%, 04/17/28 (Call 01/17/28)	1,214	1,188,806
5.63%, 08/16/32 (Call 05/16/32)	1,195	1,171,012
6.00%, 12/07/33 (Call 09/07/33)(a)(b)	865	870,669
6.35%, 03/22/54 (Call 09/22/53)(a)	1,310	1,316,964
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	652,631
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33),
(3-mo. LIBOR US + 3.744%)(a)(b)(d)	475	416,012
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34),
(3-mo. LIBOR US + 3.454%)(a)(d)	770	636,345
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37),
(3-mo. LIBOR US + 3.231%)(a)(b)(d)	576	422,360
Fidelity & Guaranty Life Holdings Inc., 5.50%,
05/01/25 (Call 02/01/25)(a)	991	986,073
	Par
Security	(000)	Value

Insurance (continued)
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	$1,087	$879,534
3.20%, 09/17/51 (Call 03/17/51)(b)	765	471,929
3.40%, 06/15/30 (Call 03/15/30)	1,085	958,811
4.50%, 08/15/28 (Call 05/15/28)(b)	667	640,001
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	962	758,807
4.00%, 05/15/30 (Call 02/15/30)	840	750,661
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(a)	2,650	2,311,019
Five Corners Funding Trust III, 5.79%, 02/15/33
(Call 11/15/32)(a)(b).	1,195	1,211,482
Five Corners Funding Trust IV, 6.00%, 02/15/53
(Call 08/15/52)(a)	975	981,981
GA Global Funding Trust
1.63%, 01/15/26(a)	986	922,438
1.95%, 09/15/28(a)(b)	1,107	962,417
2.25%, 01/06/27(a)(b)	780	715,371
2.90%, 01/06/32(a)(b)	1,065	882,597
5.50%, 01/08/29(a)	435	433,086
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)	855	707,355
4.40%, 10/15/29 (Call 07/15/29)(a)(b)	1,023	947,805
6.75%, 03/15/54 (Call 09/15/53)(a)(b)	1,305	1,303,625
7.95%, 06/15/33 (Call 03/15/33)(a)	1,316	1,453,072
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	782	623,519
4.55%, 09/15/28 (Call 06/15/28)	1,105	1,041,336
4.80%, 06/15/32 (Call 03/15/32)(b)	415	383,022
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	775	742,745
4.58%, 05/17/48 (Call 11/17/47)(a)	428	365,493
Great-West Lifeco Finance Delaware LP, 4.15%,
06/03/47 (Call 12/03/46)(a)	1,315	1,044,333
Great-West Lifeco U.S. Finance 2020 LP, 0.90%,
08/12/25 (Call 07/12/25)(a)	700	662,557
Guardian Life Global Funding
0.88%, 12/10/25(a)	778	726,248
1.10%, 06/23/25(a)	626	598,382
1.25%, 05/13/26(a)	666	615,366
1.25%, 11/19/27(a)	390	342,478
1.40%, 07/06/27(a)(b)	520	464,938
1.63%, 09/16/28(a)(b)	440	382,483
3.25%, 03/29/27(a)	650	617,766
5.55%, 10/28/27(a)	960	972,005
5.74%, 10/02/28(a)	370	378,887
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	396	254,819
4.85%, 01/24/77(a)	616	507,746
4.88%, 06/19/64(a)(b)	540	465,058
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	878	731,406
4.50%, 04/15/26 (Call 01/15/26)	916	896,954
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	1,019	905,497
2.90%, 09/15/51 (Call 03/15/51)	920	577,775
3.60%, 08/19/49 (Call 02/19/49)	820	595,922
4.30%, 04/15/43	518	435,019
4.40%, 03/15/48 (Call 09/15/47)	591	492,240
5.95%, 10/15/36	703	728,216
6.10%, 10/01/41	517	533,879

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
6.63%, 03/30/40	$532	$577,128
Hill City Funding Trust, 4.05%, 08/15/41
(Call 02/15/41)(a)	400	288,085
Horace Mann Educators Corp.
4.50%, 12/01/25 (Call 09/01/25)(b)	110	107,531
7.25%, 09/15/28 (Call 08/15/28)(b)	195	205,522
Intact Financial Corp., 5.46%, 09/22/32
(Call 06/22/32)(a)	975	965,071
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(b)	790	655,035
4.00%, 11/23/51 (Call 05/23/51)(b)	880	595,332
5.17%, 06/08/27 (Call 05/08/27)	377	373,001
5.67%, 06/08/32 (Call 03/08/32)(b)	395	395,406
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	656	623,603
3.05%, 06/21/29(a)(b)	812	700,629
3.88%, 06/11/25(a)	722	707,936
5.25%, 04/12/28(a)	275	268,477
5.50%, 01/09/26(a)	730	725,401
Jackson National Life Insurance Co., 8.15%,
03/15/27(a)	515	532,155
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	945	761,926
3.80%, 02/23/32 (Call 11/23/31)(b)	425	357,526
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	1,736	1,263,280
3.95%, 05/15/60 (Call 11/15/59)(a)	1,824	1,255,342
4.57%, 02/01/29(a)	1,776	1,714,518
4.85%, 08/01/44(a)(b)	80	68,527
5.50%, 06/15/52 (Call 12/15/51)(a)	1,405	1,304,109
6.50%, 03/15/35(a)(b)	607	594,827
6.50%, 05/01/42(a)(b)	395	387,113
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	578	510,459
3.40%, 01/15/31 (Call 10/15/30)	630	552,423
3.40%, 03/01/32 (Call 12/01/31)	295	255,272
3.63%, 12/12/26 (Call 09/15/26)(b)	750	716,343
3.80%, 03/01/28 (Call 12/01/27)	511	485,521
4.35%, 03/01/48 (Call 09/01/47)	362	274,885
4.38%, 06/15/50 (Call 12/15/49)	475	357,180
5.85%, 03/15/34 (Call 12/15/33)(b)	275	273,548
6.30%, 10/09/37	609	622,088
7.00%, 06/15/40(b)	584	639,972
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	1,225	1,101,385
3.75%, 04/01/26 (Call 01/01/26)	966	939,112
4.13%, 05/15/43 (Call 11/15/42)	804	670,264
6.00%, 02/01/35	195	204,972
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(b)	1,215	1,130,716
3.70%, 03/16/32 (Call 12/16/31)(b)	770	699,111
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(d)	1,020	975,291
4.15%, 03/04/26	1,401	1,373,593
5.38%, 03/04/46	920	886,253
Maple Grove Funding Trust I, 4.16%, 08/15/51
(Call 02/15/51)(a)	795	532,542
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	861	780,647
3.45%, 05/07/52 (Call 11/07/51)(b)	1,040	695,093
3.50%, 11/01/27 (Call 08/01/27)	752	711,517
	Par
Security	(000)	Value

Insurance (continued)
4.15%, 09/17/50 (Call 03/17/50)	$886	$675,370
4.30%, 11/01/47 (Call 05/01/47)(b)	576	458,651
5.00%, 03/30/43	395	347,501
5.00%, 04/05/46	431	379,889
5.00%, 05/20/49 (Call 11/20/48)(b)	605	535,090
6.00%, 05/16/54 (Call 11/16/53)	465	462,321
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	1,125	950,300
2.38%, 12/15/31 (Call 09/15/31)	465	383,404
2.90%, 12/15/51 (Call 06/15/51)(b)	620	388,187
3.75%, 03/14/26 (Call 12/14/25)	1,001	975,364
4.20%, 03/01/48 (Call 09/01/47)	906	737,057
4.35%, 01/30/47 (Call 07/30/46)	774	649,146
4.38%, 03/15/29 (Call 12/15/28)	2,077	2,022,951
4.75%, 03/15/39 (Call 09/15/38)	758	703,638
4.90%, 03/15/49 (Call 09/15/48)	1,616	1,451,471
5.15%, 03/15/34 (Call 12/15/33)(b)	455	451,972
5.40%, 09/15/33 (Call 06/15/33)	770	778,137
5.45%, 03/15/53 (Call 09/15/52)	475	459,756
5.45%, 03/15/54 (Call 09/15/53)	480	466,521
5.70%, 09/15/53 (Call 03/15/53)(b)	1,380	1,386,706
5.75%, 11/01/32 (Call 08/01/32)	555	576,012
5.88%, 08/01/33	640	667,934
6.25%, 11/01/52 (Call 05/01/52)	435	468,873
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	940	561,602
3.38%, 04/15/50(a)(b)	868	585,241
3.73%, 10/15/70(a)	975	639,057
4.50%, 04/15/65(a)	350	265,522
4.90%, 04/01/77(a)	543	445,097
5.08%, 02/15/69 (Call 02/15/49),
(3-mo. LIBOR US + 3.191%)(a)(d)	865	748,202
5.38%, 12/01/41(a)(b)	637	571,194
5.67%, 12/01/52 (Call 06/01/52)(a)	320	311,043
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	640	587,533
1.55%, 10/09/30(a)	1,273	1,026,775
2.15%, 03/09/31(a)(b)	903	752,217
2.35%, 01/14/27(a)(b)	600	559,503
3.40%, 03/08/26(a)	1,182	1,145,054
4.15%, 08/26/25(a)(b)	683	673,259
4.50%, 04/10/26(a)	1,350	1,332,473
4.85%, 01/17/29(a)(b)	910	897,619
5.05%, 12/07/27(a)(b)	1,105	1,100,595
5.05%, 06/14/28(a)	725	720,710
5.10%, 04/09/27(a)	685	683,798
5.15%, 05/30/29(a)	600	598,603
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(d)	675	659,407
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)(d)	1,685	1,661,803
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(b)	918	885,197
Met Tower Global Funding
1.25%, 09/14/26(a)	967	882,378
3.70%, 06/13/25(a)(b)	967	950,453
4.85%, 01/16/27(a)	500	496,653
5.25%, 04/12/29(a)	520	519,486
5.40%, 06/20/26(a)	845	846,146

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(a)(b)	$959	$1,024,640
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	870	849,538
4.05%, 03/01/45	1,377	1,111,810
4.13%, 08/13/42	1,020	843,762
4.55%, 03/23/30 (Call 12/23/29)(b)	1,385	1,354,164
4.60%, 05/13/46 (Call 11/13/45)	860	751,569
4.72%, 12/15/44(b)	810	721,081
4.88%, 11/13/43	1,244	1,133,495
5.00%, 07/15/52 (Call 01/15/52)	1,220	1,116,768
5.25%, 01/15/54 (Call 07/15/53)(b)	1,415	1,350,136
5.38%, 07/15/33 (Call 04/15/33)(b)	940	946,538
5.70%, 06/15/35	1,656	1,692,201
5.88%, 02/06/41	1,186	1,213,268
6.38%, 06/15/34	1,078	1,155,612
6.40%, 12/15/66 (Call 12/15/31)	1,794	1,807,783
6.50%, 12/15/32(b)	921	1,002,287
9.25%, 04/08/68 (Call 04/08/33)(a)	280	324,540
10.75%, 08/01/69 (Call 08/01/34)	611	811,060
Metropolitan Life Global Funding I
0.95%, 07/02/25(a)(b)	1,315	1,253,397
1.55%, 01/07/31(a)(b)	1,155	915,111
1.88%, 01/11/27(a)(b)	802	735,324
2.40%, 01/11/32(a)(b)	1,150	940,260
2.95%, 04/09/30(a)	1,475	1,304,814
3.00%, 09/19/27(a)(b)	1,699	1,583,803
3.05%, 06/17/29(a)(b)	812	732,457
3.30%, 03/21/29(a)	640	589,896
3.45%, 12/18/26(a)	1,699	1,629,258
4.05%, 08/25/25(a)(b)	465	457,672
4.30%, 08/25/29(a)	790	757,101
4.40%, 06/30/27(a)(b)	410	401,905
4.85%, 01/08/29(a)	470	463,759
5.00%, 01/06/26(a)	860	856,773
5.05%, 01/06/28(a)	1,015	1,009,640
5.05%, 01/08/34(a)	640	625,119
5.15%, 03/28/33(a)	1,407	1,386,237
5.40%, 09/12/28(a)	645	648,908
Metropolitan Life Insurance Co., 7.80%,
11/01/25(a)	535	547,875
MGIC Investment Corp., 5.25%, 08/15/28
(Call 06/17/24)	15	14,569
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29),
(5-year USD Swap + 3.256%)(a)(d)(e)	255	246,154
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen, 5.88%, 05/23/42
(Call 11/23/31), (5-year CMT + 3.982%)(a)(d)	675	672,692
Munich Re America Corp., Series B, 7.45%,
12/15/26	50	52,671
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(a)	1,560	1,554,882
5.45%, 12/12/28(a)(b)	410	411,599
Mutual of Omaha Cos Global Funding, 5.80%,
07/27/26(a)	715	718,124
Mutual of Omaha Insurance Co.
6.14%, 01/16/64 (Call 10/16/53),
(10-year CMT + 2.950%)(a)(d)	140	136,486
6.80%, 06/15/36(a)	120	125,198
	Par
Security	(000)	Value

Insurance (continued)
National Life Insurance Co., 5.25%, 07/19/68
(Call 07/19/48),
(3-mo. LIBOR US + 3.314%)(a)(b)(d)	$170	$141,004
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	1,680	1,250,222
5.30%, 11/18/44(a)(b)	605	546,079
6.75%, 05/15/87(b)	220	217,946
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	1,884	1,430,640
4.95%, 04/22/44(a)(b)	772	658,848
7.88%, 04/01/33(a)(b)	463	507,443
8.25%, 12/01/31(a)(b)	609	674,764
9.38%, 08/15/39(a)	582	740,200
New York Life Global Funding
0.85%, 01/15/26(a)	880	819,958
0.95%, 06/24/25(a)	460	438,729
1.15%, 06/09/26(a)	1,445	1,331,784
1.20%, 08/07/30(a)	935	739,788
1.85%, 08/01/31(a)(b)	444	355,825
2.35%, 07/14/26(a)(b)	120	113,011
3.00%, 01/10/28(a)(b)	1,092	1,015,831
3.25%, 04/07/27(a)(b)	1,015	965,106
3.60%, 08/05/25(a)(b)	1,132	1,109,989
4.55%, 01/28/33(a)	1,470	1,392,801
4.70%, 04/02/26(a)(b)	1,070	1,059,270
4.70%, 01/29/29(a)(b)	955	941,542
4.85%, 01/09/28(a)	1,480	1,465,489
4.90%, 04/02/27(a)	625	621,933
4.90%, 06/13/28(a)	934	926,157
5.00%, 01/09/34(a)	1,105	1,080,022
5.45%, 09/18/26(a)(b)	625	627,213
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	1,846	1,370,084
4.45%, 05/15/69 (Call 11/15/68)(a)	2,010	1,584,964
5.88%, 05/15/33(a)	1,473	1,513,466
6.75%, 11/15/39(a)	966	1,069,882
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31),
(5-year CMT + 2.653%)(a)(d)	2,205	1,832,181
2.90%, 09/16/51 (Call 09/16/31),
(5-year CMT + 2.600%)(a)(d)	1,080	890,576
3.40%, 01/23/50 (Call 01/23/30),
(5-year CMT + 2.612%)(a)(d)	1,327	1,167,299
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(a)(b)(d)	505	473,966
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(d)	875	853,551
5.95%, 04/16/54 (Call 04/16/34),
(5-year CMT + 2.590%)(a)(d)	1,120	1,114,348
6.25%, 09/13/53 (Call 09/13/33),
(5-year CMT + 2.954%)(a)(b)(d)	805	828,449
NMI Holdings Inc., 6.00%, 08/15/29
(Call 07/15/29)	275	271,915
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)	1,053	981,483
1.70%, 06/01/28(a)(b)	1,130	987,505
1.75%, 01/11/27(a)	1,392	1,277,557
4.00%, 07/01/25(a)	710	699,818
4.35%, 09/15/27(a)	320	311,909
4.70%, 04/06/26(a)	255	252,217
4.71%, 01/10/29(a)	560	551,602

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.90%, 06/12/28(a)(b)	$985	$974,476
5.07%, 03/25/27(a)	745	744,997
5.16%, 05/28/31(a)(b)	1,625	1,617,993
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	1,175	813,115
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	1,549	1,056,675
3.85%, 09/30/47 (Call 03/30/47)(a)	1,962	1,494,039
6.06%, 03/30/40(a)(b)	830	859,656
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	937	657,641
3.88%, 08/26/26 (Call 07/26/26)(b)	758	730,397
5.75%, 03/28/34 (Call 12/28/33)	450	447,365
OneAmerica Financial Partners Inc., 4.25%,
10/15/50 (Call 04/15/50)(a)	450	302,751
Pacific Life Global Funding II
1.20%, 06/24/25(a)	769	735,491
1.38%, 04/14/26(a)	1,950	1,813,640
1.45%, 01/20/28(a)	837	735,120
1.60%, 09/21/28(a)	722	622,927
2.45%, 01/11/32(a)	720	574,911
4.90%, 04/04/28(a)(b)	800	789,561
4.90%, 01/11/29(a)	350	345,140
5.50%, 08/28/26(a)	885	889,524
5.50%, 07/18/28(a)(b)	750	757,055
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47),
(3-mo. LIBOR US + 2.796%)(a)(b)(d)	965	737,447
9.25%, 06/15/39(a)	35	45,923
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	970	664,367
5.13%, 01/30/43(a)	565	521,420
5.40%, 09/15/52 (Call 03/15/52)(a)	1,110	1,051,201
6.60%, 09/15/33(a)(b)	500	530,278
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(b)	955	888,338
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(d)	730	662,505
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61(a)(b)	501	318,686
Pine Street Trust I, 4.57%, 02/15/29
(Call 11/15/28)(a)	826	786,520
Pine Street Trust II, 5.57%, 02/15/49
(Call 08/15/48)(a)	815	743,284
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	567	534,808
1.20%, 09/01/26(a)	1,282	1,170,155
4.20%, 08/28/25(a)	615	605,861
5.10%, 05/30/28(a)	705	702,812
5.55%, 08/28/26(a)	255	256,393
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	759	627,968
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(b)	648	537,733
3.10%, 11/15/26 (Call 08/15/26)	585	555,603
3.70%, 05/15/29 (Call 02/15/29)	913	845,719
4.30%, 11/15/46 (Call 05/15/46)	430	354,451
4.35%, 05/15/43(b)	455	388,496
4.63%, 09/15/42(b)	400	354,611
5.38%, 03/15/33 (Call 12/15/32)	520	517,435
5.50%, 03/15/53 (Call 09/15/52)(b)	340	324,859
6.05%, 10/15/36	945	981,052
	Par
Security	(000)	Value

Insurance (continued)
Principal Life Global Funding II
0.88%, 01/12/26(a)	$920	$855,394
1.25%, 06/23/25(a)	636	608,278
1.25%, 08/16/26(a)	753	685,995
1.50%, 11/17/26(a)(b)	334	305,312
1.50%, 08/27/30(a)(b)	722	574,882
1.63%, 11/19/30(a)(b)	260	204,425
2.50%, 09/16/29(a)(b)	647	563,431
3.00%, 04/18/26(a)	1,330	1,271,192
5.00%, 01/16/27(a)	340	338,217
5.10%, 01/25/29(a)(b)	800	792,129
5.50%, 06/28/28(a)(b)	740	738,764
Progressive Corp. (The)
2.45%, 01/15/27	1,020	953,039
2.50%, 03/15/27 (Call 02/15/27)	800	746,586
3.00%, 03/15/32 (Call 12/15/31)	657	566,633
3.20%, 03/26/30 (Call 12/26/29)	1,100	996,118
3.70%, 01/26/45	407	319,503
3.70%, 03/15/52 (Call 09/15/51)	630	470,865
3.95%, 03/26/50 (Call 09/26/49)	362	285,751
4.00%, 03/01/29 (Call 12/01/28)(b)	783	746,081
4.13%, 04/15/47 (Call 10/15/46)	1,241	1,022,320
4.20%, 03/15/48 (Call 09/15/47)	875	728,035
4.35%, 04/25/44	530	457,432
4.95%, 06/15/33 (Call 03/15/33)(b)	515	509,039
6.25%, 12/01/32	795	849,422
6.63%, 03/01/29	690	733,699
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)	801	706,430
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	622	598,766
Protective Life Global Funding
1.17%, 07/15/25(a)	515	490,770
1.30%, 09/20/26(a)	813	739,886
1.62%, 04/15/26(a)	905	843,319
1.74%, 09/21/30(a)	1,015	822,508
1.90%, 07/06/28(a)(b)	655	579,348
4.71%, 07/06/27(a)	515	507,167
4.99%, 01/12/27(a)(b)	700	696,627
5.21%, 04/14/26(a)	790	787,899
5.37%, 01/06/26(a)	960	958,389
5.47%, 12/08/28(a)(b)	945	950,893
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,118	1,046,693
2.10%, 03/10/30 (Call 12/10/29)(b)	770	654,247
3.00%, 03/10/40 (Call 09/10/39)	660	487,649
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(d)	940	808,290
3.70%, 03/13/51 (Call 09/13/50)	2,058	1,500,453
3.88%, 03/27/28 (Call 12/27/27)	555	530,937
3.91%, 12/07/47 (Call 06/07/47)	1,242	955,718
3.94%, 12/07/49 (Call 06/07/49)	1,497	1,138,349
4.35%, 02/25/50 (Call 08/25/49)	1,374	1,123,582
4.42%, 03/27/48 (Call 09/27/47)	659	547,504
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(b)(d)	922	868,461
4.60%, 05/15/44	1,030	897,887
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(d)	1,205	1,119,145
5.70%, 12/14/36	1,213	1,242,691
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(d)	1,347	1,319,892

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.75%, 07/15/33(b)	$871	$905,179
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(d)	955	933,538
6.50%, 03/15/54 (Call 12/15/33),
(5-year CMT + 2.404%)(b)(d)	1,050	1,052,656
6.63%, 12/01/37(b)	630	703,249
6.63%, 06/21/40	470	518,386
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(d)	230	235,494
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	1,524	1,357,942
3.63%, 03/24/32 (Call 12/24/31)(b)	575	512,918
Prudential Insurance Co. of America (The),
8.30%, 07/01/25(a)	280	286,143
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	1,036	914,469
3.90%, 05/15/29 (Call 02/15/29)	1,090	1,017,671
3.95%, 09/15/26 (Call 06/15/26)	965	934,486
5.75%, 09/15/34 (Call 06/15/34)	450	447,583
6.00%, 09/15/33 (Call 06/15/33)	655	664,508
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)	1,049	944,311
2.75%, 01/21/27(a)	762	703,258
5.24%, 02/02/26(a)	15	14,817
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	909	859,552
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	600	552,511
5.75%, 06/05/33 (Call 03/05/33)(b)	970	962,903
RGA Global Funding
2.00%, 11/30/26(a)(b)	695	637,730
2.70%, 01/18/29(a)	830	742,241
5.45%, 05/24/29(a)	525	525,118
5.50%, 01/11/31(a)(b)	410	408,101
6.00%, 11/21/28(a)	430	441,128
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	1,185	979,338
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	865	828,373
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	735	650,263
6.88%, 04/15/34 (Call 01/15/34)(a)	795	808,152
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)	980	842,896
5.13%, 11/13/26 (Call 09/13/26)(a)	835	800,650
Securian Financial Group Inc., 4.80%,
04/15/48(a)(b)	560	454,370
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)(b)	310	284,942
Sompo International Holdings Ltd., 7.00%,
07/15/34	350	379,182
Stewart Information Services Corp., 3.60%,
11/15/31 (Call 08/15/31)	736	611,017
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31),
(5-year CMT + 2.747%)(a)(d)	1,108	940,971
4.00%, 09/14/77 (Call 09/14/27),
(3-mo. LIBOR US + 2.993%)(a)(d)	745	698,519
5.88%, (Call 01/18/34),
(5-year CMT + 2.841%)(a)(d)(e)	300	291,948
Swiss Re America Holding Corp., 7.00%,
02/15/26	130	133,213
	Par
Security	(000)	Value

Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%,
04/02/49 (Call 04/02/29),
(5-year CMT + 3.582%)(a)(d)	$994	$954,598
Teachers Insurance & Annuity Association
of America
3.30%, 05/15/50 (Call 11/15/49)(a)	2,067	1,393,112
4.27%, 05/15/47 (Call 11/15/46)(a)	2,601	2,091,861
4.90%, 09/15/44(a)	1,874	1,663,537
6.85%, 12/16/39(a)	1,479	1,641,485
Transatlantic Holdings Inc., 8.00%, 11/30/39(b)	515	644,348
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(b)	470	285,316
3.05%, 06/08/51 (Call 12/08/50)	935	623,966
3.75%, 05/15/46 (Call 11/15/45)	912	704,495
4.00%, 05/30/47 (Call 11/30/46)	1,236	1,000,183
4.05%, 03/07/48 (Call 09/07/47)	923	749,870
4.10%, 03/04/49 (Call 09/04/48)	772	632,416
4.30%, 08/25/45 (Call 02/25/45)	808	685,018
4.60%, 08/01/43	530	474,742
5.35%, 11/01/40	899	887,016
5.45%, 05/25/53 (Call 11/25/52)(b)	645	646,688
6.25%, 06/15/37	840	903,012
6.75%, 06/20/36	760	852,246
Travelers Property Casualty Corp., 6.38%,
03/15/33	804	871,124
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	722	705,934
6.13%, 08/15/43	677	660,517
Trustage Financial Group Inc., 4.63%, 04/15/32
(Call 01/15/32)(a)	265	227,533
Unum Group
3.88%, 11/05/25	20	19,405
4.00%, 06/15/29 (Call 03/15/29)	61	57,122
4.13%, 06/15/51 (Call 12/15/50)	675	492,706
4.50%, 12/15/49 (Call 06/15/49)	1,440	1,124,632
5.75%, 08/15/42	501	482,871
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	300	176,740
3.55%, 03/30/52 (Call 09/30/51)	452	307,536
4.00%, 05/12/50 (Call 11/12/49)	585	441,079
4.75%, 08/01/44	705	622,042
Western & Southern Financial Group Inc., 5.75%,
07/15/33(a)(b)	610	622,097
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)(b)	525	340,771
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	380	332,678
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,105	983,019
3.88%, 09/15/49 (Call 03/15/49)	536	386,810
4.50%, 09/15/28 (Call 06/15/28)	1,312	1,267,900
4.65%, 06/15/27 (Call 05/15/27)	625	611,897
5.05%, 09/15/48 (Call 03/15/48)	380	334,924
5.35%, 05/15/33 (Call 02/15/33)	475	463,066
5.90%, 03/05/54 (Call 09/05/53)	950	926,106
WR Berkley Corp., 6.25%, 02/15/37(b)	200	204,238
XL Group Ltd., 5.25%, 12/15/43	405	376,429
		493,250,684
Internet — 1.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	1,220	1,005,620
2.70%, 02/09/41 (Call 08/09/40)(b)	835	569,695

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
3.15%, 02/09/51 (Call 08/09/50)(b)	$1,540	$996,957
3.25%, 02/09/61 (Call 08/09/60)	1,060	656,502
3.40%, 12/06/27 (Call 09/06/27)(b)	3,127	2,948,409
4.00%, 12/06/37 (Call 06/06/37)(b)	1,553	1,328,948
4.20%, 12/06/47 (Call 06/06/47)(b)	1,865	1,499,077
4.40%, 12/06/57 (Call 06/06/57)	1,220	975,776
4.50%, 11/28/34 (Call 05/28/34)(b)	1,247	1,160,578
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,448	1,372,552
0.80%, 08/15/27 (Call 06/15/27)(b)	2,005	1,778,710
1.10%, 08/15/30 (Call 05/15/30)	3,311	2,685,932
1.90%, 08/15/40 (Call 02/15/40)	1,820	1,187,695
2.00%, 08/15/26 (Call 05/15/26)(b)	3,056	2,870,379
2.05%, 08/15/50 (Call 02/15/50)(b)	3,405	1,934,290
2.25%, 08/15/60 (Call 02/15/60)(b)	2,722	1,515,332
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,352	1,293,905
1.00%, 05/12/26 (Call 04/12/26)	3,695	3,421,895
1.20%, 06/03/27 (Call 04/03/27)	1,735	1,558,484
1.50%, 06/03/30 (Call 03/03/30)	3,019	2,500,752
1.65%, 05/12/28 (Call 03/12/28)	3,160	2,802,958
2.10%, 05/12/31 (Call 02/12/31)	3,955	3,307,236
2.50%, 06/03/50 (Call 12/03/49)	3,249	1,972,177
2.70%, 06/03/60 (Call 12/03/59)	2,516	1,472,981
2.88%, 05/12/41 (Call 11/12/40)	2,677	1,977,958
3.10%, 05/12/51 (Call 11/12/50)	4,710	3,211,858
3.15%, 08/22/27 (Call 05/22/27)(b)	4,446	4,213,735
3.25%, 05/12/61 (Call 11/12/60)	2,071	1,376,075
3.30%, 04/13/27 (Call 03/13/27)	2,942	2,815,764
3.45%, 04/13/29 (Call 02/13/29)	1,715	1,619,419
3.60%, 04/13/32 (Call 01/13/32)	2,830	2,586,330
3.88%, 08/22/37 (Call 02/22/37)	3,795	3,331,051
3.95%, 04/13/52 (Call 10/13/51)(b)	3,074	2,464,572
4.05%, 08/22/47 (Call 02/22/47)	3,968	3,316,574
4.10%, 04/13/62 (Call 10/13/61)	1,630	1,304,689
4.25%, 08/22/57 (Call 02/22/57)	2,853	2,374,379
4.55%, 12/01/27 (Call 11/01/27)	2,900	2,875,870
4.60%, 12/01/25	1,645	1,634,251
4.65%, 12/01/29 (Call 10/01/29)	1,970	1,962,990
4.70%, 12/01/32 (Call 09/01/32)	2,870	2,824,927
4.80%, 12/05/34 (Call 06/05/34)	1,915	1,891,499
4.95%, 12/05/44 (Call 06/05/44)	1,983	1,926,983
5.20%, 12/03/25 (Call 09/03/25)	905	906,233
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(b)	235	212,993
2.38%, 08/23/31 (Call 05/23/31)	465	383,579
3.43%, 04/07/30 (Call 01/07/30)	390	352,989
3.63%, 07/06/27(b)	560	532,311
4.38%, 03/29/28 (Call 12/29/27)(b)	594	576,747
4.88%, 11/14/28 (Call 08/14/28)	455	448,530
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	1,061	1,006,259
3.60%, 06/01/26 (Call 03/01/26)	1,671	1,621,223
4.63%, 04/13/30 (Call 01/13/30)	2,451	2,392,492
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,002	928,851
2.60%, 05/10/31 (Call 02/10/31)(b)	941	798,659
2.70%, 03/11/30 (Call 12/11/29)	1,462	1,281,280
3.60%, 06/05/27 (Call 03/05/27)	1,422	1,361,116
3.65%, 05/10/51 (Call 11/10/50)	1,190	848,469
4.00%, 07/15/42 (Call 01/15/42)	1,116	894,764
	Par
Security	(000)	Value

Internet (continued)
5.90%, 11/22/25 (Call 10/22/25)(b)	$465	$467,350
5.95%, 11/22/27 (Call 10/22/27)(b)	595	611,231
6.30%, 11/22/32 (Call 08/22/32)	470	497,454
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	974	838,660
3.25%, 02/15/30 (Call 11/15/29)	1,841	1,644,333
3.80%, 02/15/28 (Call 11/15/27)	1,487	1,407,947
4.63%, 08/01/27 (Call 05/01/27)	1,334	1,306,266
5.00%, 02/15/26 (Call 11/15/25)	1,024	1,013,807
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	194,236
3.88%, 04/29/26	225	218,679
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	265	252,464
3.05%, 10/28/30 (Call 07/28/30)(a)	820	705,622
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(b)	4,247	4,071,434
3.85%, 08/15/32 (Call 05/15/32)	3,875	3,579,514
4.45%, 08/15/52 (Call 02/15/52)	3,730	3,185,495
4.60%, 05/15/28 (Call 04/15/28)	2,080	2,063,883
4.65%, 08/15/62 (Call 02/15/62)	1,902	1,626,120
4.80%, 05/15/30 (Call 03/15/30)	1,385	1,378,945
4.95%, 05/15/33 (Call 02/15/33)(b)	2,050	2,048,984
5.60%, 05/15/53 (Call 11/15/52)	3,410	3,455,124
5.75%, 05/15/63 (Call 11/15/62)	2,246	2,294,946
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	700	686,707
4.38%, 11/15/26	1,620	1,589,651
4.88%, 04/15/28	2,785	2,760,680
4.88%, 06/15/30 (Call 03/15/30)(a)	1,359	1,330,547
5.38%, 11/15/29(a)	1,250	1,258,344
5.88%, 11/15/28	2,572	2,645,952
6.38%, 05/15/29	1,250	1,311,915
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)	1,407	1,140,239
3.26%, 01/19/27 (Call 12/19/26)(a)	725	670,865
3.68%, 01/21/30 (Call 10/21/29)(a)	1,821	1,591,598
3.83%, 02/08/51 (Call 08/08/50)(a)	2,077	1,313,667
4.03%, 08/03/50 (Call 02/03/50)(a)	1,760	1,157,360
4.19%, 01/19/32 (Call 10/19/31)(a)	485	417,850
4.85%, 07/06/27 (Call 04/06/27)(a)	100	95,904
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	1,440	1,088,765
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	835	789,093
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	2,086	1,784,699
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	975	844,461
3.24%, 06/03/50 (Call 12/03/49)(a)	2,290	1,517,675
3.29%, 06/03/60 (Call 12/03/59)(a)	620	389,215
3.58%, 04/11/26 (Call 02/11/26)(a)	1,142	1,107,103
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	2,030	1,925,808
3.68%, 04/22/41 (Call 10/22/40)(a)(b)	1,060	830,768
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	2,885	2,140,292
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	844	712,440
3.94%, 04/22/61 (Call 10/22/60)(a)	1,225	884,596
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,741	2,596,729
4.53%, 04/11/49 (Call 10/11/48)(a)	560	470,033
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	100	94,965
2.00%, 09/03/30 (Call 06/03/30)(b)	860	707,250
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,435	1,191,159

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
4.75%, 07/15/27 (Call 07/01/24)	$1,420	$1,392,683
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(b)	1,255	1,092,453
		173,466,219
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,077	1,026,908
4.55%, 03/11/26(b)	710	696,115
6.55%, 11/29/27 (Call 10/29/27)	1,870	1,932,127
6.75%, 03/01/41	626	646,334
6.80%, 11/29/32 (Call 08/29/32)(b)	1,310	1,395,684
7.00%, 10/15/39	1,009	1,094,139
Gerdau Trade Inc., 4.88%, 10/24/27(a)	115	112,641
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	715	664,202
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	790	763,433
2.70%, 06/01/30 (Call 03/01/30)	934	821,236
2.98%, 12/15/55 (Call 06/15/55)	877	539,238
3.13%, 04/01/32 (Call 01/01/32)	965	833,680
3.85%, 04/01/52 (Call 09/01/51)	970	732,252
3.95%, 05/01/28 (Call 02/01/28)	1,030	988,453
4.30%, 05/23/27 (Call 04/23/27)	965	943,886
4.40%, 05/01/48 (Call 11/01/47)(b)	400	340,731
5.20%, 08/01/43 (Call 02/01/43)	75	71,795
6.40%, 12/01/37	895	966,919
POSCO
4.50%, 08/04/27(a)	50	48,573
4.88%, 01/23/27(a)	370	364,644
5.75%, 01/17/28(a)	280	283,300
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	780	741,172
2.15%, 08/15/30 (Call 05/15/30)	1,134	941,650
6.85%, 11/15/36	415	450,250
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	252	223,800
2.40%, 06/15/25 (Call 05/15/25)	832	805,005
3.25%, 01/15/31 (Call 10/15/30)	830	732,156
3.25%, 10/15/50 (Call 04/15/50)(b)	801	522,483
3.45%, 04/15/30 (Call 01/15/30)	840	762,815
5.00%, 12/15/26 (Call 07/01/24)	931	923,413
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,830	1,640,852
6.13%, 06/12/33 (Call 03/12/33)(b)	820	822,246
6.25%, 08/10/26(b)	299	304,285
6.88%, 11/21/36	1,726	1,824,941
6.88%, 11/10/39(b)	1,140	1,208,851
8.25%, 01/17/34(b)	450	524,139
Vale SA, 5.63%, 09/11/42(b)	562	540,481
		28,234,829
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)(b)	820	650,736
4.40%, 09/15/32 (Call 06/15/32)(b)	692	617,126
5.10%, 04/01/52 (Call 10/01/51)(b)	629	485,397
Brunswick Corp./DE, 5.85%, 03/18/29
(Call 02/18/29)	200	199,689
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	990	924,702
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	967	943,137
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	1,055	1,081,238
	Par
Security	(000)	Value

Leisure Time (continued)
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(b)	$299	$291,306
4.63%, 07/28/45 (Call 01/28/45)(b)	503	410,489
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)(b)	160	167,836
Royal Caribbean Cruises Ltd., 8.25%, 01/15/29
(Call 04/01/25)(a)	10	10,544
		5,782,200
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	698	622,826
3.70%, 01/15/31 (Call 10/15/30)	802	700,152
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	826	793,473
4.85%, 03/15/26 (Call 12/15/25)	522	516,402
5.75%, 01/30/27 (Call 12/30/26)	630	635,603
5.75%, 04/23/30 (Call 01/23/30)(b)	835	848,829
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)(b)	230	218,429
3.90%, 08/08/29 (Call 05/08/29)	165	149,891
5.90%, 06/01/27 (Call 05/01/27)	275	275,900
6.00%, 08/15/29 (Call 07/15/29)	310	311,253
6.20%, 08/15/34 (Call 05/15/34)	200	201,538
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	124	121,207
4.50%, 10/01/34 (Call 04/01/34)(b)	570	515,781
4.88%, 05/15/29 (Call 04/15/29)	600	589,377
4.90%, 04/15/29 (Call 03/15/29)	407	400,228
5.00%, 10/15/27 (Call 09/15/27)	1,495	1,486,777
5.30%, 05/15/34 (Call 02/15/34)	770	753,442
5.45%, 09/15/26 (Call 08/15/26)	435	436,378
5.55%, 10/15/28 (Call 09/15/28)	975	984,128
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	610	595,071
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(b)	1,542	1,485,642
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,630	1,407,653
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,737	1,475,928
Series II, 2.75%, 10/15/33 (Call 07/15/33)	435	348,713
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,396	1,335,481
Series X, 4.00%, 04/15/28 (Call 01/15/28)	842	804,750
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)(b)	415	377,847
2.85%, 03/08/29 (Call 01/08/29)	802	703,923
3.25%, 08/08/31 (Call 05/08/31)(b)	1,010	848,320
4.05%, 01/08/26 (Call 12/08/25)	528	510,815
4.63%, 06/18/30 (Call 03/18/30)(b)	1,205	1,114,161
5.13%, 08/08/25 (Call 06/08/25)	750	744,338
5.40%, 08/08/28 (Call 05/08/28)	2,395	2,356,530
		24,670,786
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	536	519,824
4.38%, 05/08/42	635	564,411
AGCO Corp.
5.45%, 03/21/27 (Call 02/21/27)	785	784,177
5.80%, 03/21/34 (Call 12/21/33)	870	868,478
Caterpillar Financial Services Corp.
0.80%, 11/13/25	720	676,882
0.90%, 03/02/26	1,124	1,045,132
1.10%, 09/14/27	1,562	1,385,221
1.15%, 09/14/26	755	691,429
1.70%, 01/08/27	1,256	1,155,919

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
2.40%, 08/09/26	$940	$887,058
3.60%, 08/12/27(b)	724	694,269
3.65%, 08/12/25(b)	966	947,523
4.35%, 05/15/26(b)	1,462	1,441,809
4.50%, 01/08/27(b)	455	449,939
4.80%, 01/06/26	861	856,543
4.85%, 02/27/29(b)	675	672,758
5.00%, 05/14/27	600	600,721
5.05%, 02/27/26(b)	750	748,473
5.15%, 08/11/25	500	499,678
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(b)	872	729,908
2.60%, 09/19/29 (Call 06/19/29)(b)	730	651,453
2.60%, 04/09/30 (Call 01/09/30)	1,517	1,336,098
3.25%, 09/19/49 (Call 03/19/49)	1,589	1,127,794
3.25%, 04/09/50 (Call 10/09/49)(b)	1,579	1,129,760
3.80%, 08/15/42	2,117	1,723,781
4.30%, 05/15/44 (Call 11/15/43)	489	428,841
4.75%, 05/15/64 (Call 11/15/63)	565	506,237
5.20%, 05/27/41	1,241	1,211,935
5.30%, 09/15/35(b)	535	555,542
6.05%, 08/15/36(b)	440	479,000
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	665	612,533
1.88%, 01/15/26 (Call 12/15/25)	772	728,190
4.55%, 04/10/28 (Call 03/10/28)(b)	970	944,880
5.10%, 04/20/29 (Call 03/20/29)	825	818,463
5.45%, 10/14/25	430	429,992
5.50%, 01/12/29 (Call 12/12/28)(b)	600	604,385
CNH Industrial NV, 3.85%, 11/15/27
(Call 08/15/27)(b)	927	887,699
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	1,009	676,731
3.10%, 04/15/30 (Call 01/15/30)	1,146	1,038,986
3.75%, 04/15/50 (Call 10/15/49)	1,339	1,061,078
3.90%, 06/09/42 (Call 12/09/41)	1,130	945,707
5.38%, 10/16/29	838	857,981
7.13%, 03/03/31	612	691,815
8.10%, 05/15/30(b)	120	138,883
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	728	652,327
3.15%, 11/15/25 (Call 08/15/25)(b)	585	566,559
5.38%, 10/15/35	548	549,506
5.38%, 03/01/41 (Call 12/01/40)	407	395,139
6.60%, 03/15/38	335	362,941
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	810	664,835
3.50%, 10/01/30 (Call 07/01/30)	805	714,286
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	810	672,761
3.00%, 05/01/30 (Call 02/01/30)	945	825,271
Ingersoll Rand Inc.
5.18%, 06/15/29 (Call 05/15/29)	610	608,638
5.20%, 06/15/27 (Call 05/15/27)	650	650,010
5.31%, 06/15/31 (Call 04/15/31)	195	195,176
5.40%, 08/14/28 (Call 07/14/28)(b)	740	745,820
5.45%, 06/15/34 (Call 03/15/34)	615	616,380
5.70%, 08/14/33 (Call 05/14/33)	1,480	1,508,556
5.70%, 06/15/54 (Call 12/15/53)	435	440,105
John Deere Capital Corp.
0.70%, 01/15/26	1,037	966,738
	Par
Security	(000)	Value

Machinery (continued)
1.05%, 06/17/26(b)	$963	$888,435
1.30%, 10/13/26	757	693,627
1.45%, 01/15/31(b)	1,035	835,573
1.50%, 03/06/28(b)	907	799,570
1.70%, 01/11/27(b)	807	742,284
1.75%, 03/09/27	833	763,404
2.00%, 06/17/31	1,080	889,276
2.25%, 09/14/26	798	749,736
2.35%, 03/08/27(b)	770	717,322
2.45%, 01/09/30(b)	1,061	932,925
2.65%, 06/10/26	745	710,426
2.80%, 09/08/27	513	479,161
2.80%, 07/18/29	1,047	945,478
3.05%, 01/06/28	650	612,675
3.35%, 04/18/29(b)	700	654,110
3.40%, 06/06/25	750	737,798
3.40%, 09/11/25	350	341,657
3.45%, 03/07/29(b)	893	838,027
3.90%, 06/07/32	790	730,271
4.05%, 09/08/25	707	696,976
4.15%, 09/15/27	1,120	1,093,303
4.35%, 09/15/32	895	854,283
4.50%, 01/08/27(b)	1,000	988,752
4.50%, 01/16/29	845	828,136
4.70%, 06/10/30	920	906,565
4.75%, 06/08/26	945	939,168
4.75%, 01/20/28(b)	1,520	1,510,422
4.80%, 01/09/26	1,274	1,267,357
4.85%, 03/05/27(b)	655	652,385
4.85%, 10/11/29(b)	600	598,136
4.90%, 03/03/28(b)	1,045	1,043,256
4.90%, 03/07/31	735	728,669
4.95%, 06/06/25	370	368,644
4.95%, 03/06/26	500	498,545
4.95%, 07/14/28	1,215	1,213,041
5.05%, 03/03/26	995	994,369
5.10%, 04/11/34	1,025	1,019,388
5.15%, 09/08/26	450	450,655
5.15%, 09/08/33(b)	505	506,174
5.30%, 09/08/25	425	425,444
Komatsu Finance America Inc., 5.50%, 10/06/27
(Call 09/06/27)(a)	325	327,332
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	350	353,384
5.80%, 09/15/33 (Call 06/15/33)	355	363,249
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)(b)	491	401,524
4.55%, 04/15/28 (Call 01/15/28)(b)	708	686,790
5.65%, 05/15/33 (Call 02/15/33)(b)	545	543,229
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	570	502,760
4.60%, 05/15/28 (Call 02/15/28)	725	706,255
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	730	677,346
2.57%, 02/15/30 (Call 11/15/29)	2,364	2,058,520
3.11%, 02/15/40 (Call 08/15/39)(b)	1,171	870,852
3.36%, 02/15/50 (Call 08/15/49)	992	694,546
5.25%, 08/16/28 (Call 07/16/28)(b)	795	798,354
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(b)	740	590,347
2.80%, 08/15/61 (Call 02/15/61)	635	359,613

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
3.50%, 03/01/29 (Call 12/01/28)	$293	$275,867
4.20%, 03/01/49 (Call 09/01/48)(b)	507	420,680
6.25%, 12/01/37(b)	272	287,585
6.70%, 01/15/28	394	415,084
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(a)	460	430,404
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	742	723,207
3.45%, 11/15/26 (Call 08/15/26)	1,338	1,275,792
4.70%, 09/15/28 (Call 06/15/28)	1,864	1,823,029
5.61%, 03/11/34 (Call 12/11/33)	210	210,641
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)(b)	1,103	988,274
2.25%, 01/30/31 (Call 10/30/30)(b)	1,038	863,074
3.25%, 11/01/26 (Call 08/01/26)	1,061	1,011,486
4.38%, 11/01/46 (Call 05/01/46)(b)	530	442,740
		97,690,351
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(b)	1,108	1,035,131
2.38%, 08/26/29 (Call 05/26/29)	1,631	1,418,628
2.88%, 10/15/27 (Call 07/15/27)(b)	1,395	1,295,732
3.00%, 08/07/25(b)	737	716,479
3.05%, 04/15/30 (Call 01/15/30)(b)	1,333	1,180,600
3.13%, 09/19/46 (Call 03/19/46)(b)	798	537,782
3.25%, 08/26/49 (Call 02/26/49)(b)	1,370	935,393
3.38%, 03/01/29 (Call 12/01/28)	1,202	1,107,768
3.63%, 09/14/28 (Call 06/14/28)(b)	844	793,773
3.63%, 10/15/47 (Call 04/15/47)(b)	538	390,659
3.70%, 04/15/50 (Call 10/15/49)	787	573,520
3.88%, 06/15/44	220	170,199
4.00%, 09/14/48 (Call 03/14/48)(b)	1,625	1,292,933
5.70%, 03/15/37(b)	780	805,142
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	790	629,032
2.75%, 03/01/30 (Call 12/01/29)	1,495	1,302,216
3.75%, 12/01/27 (Call 09/01/27)	1,050	996,482
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	1,347	1,268,833
3.92%, 09/15/47 (Call 03/15/47)	332	264,103
4.00%, 11/02/32	1,195	1,109,106
4.15%, 03/15/33 (Call 12/15/32)	1,570	1,464,308
4.15%, 11/02/42	1,503	1,283,820
4.35%, 05/18/28 (Call 04/18/28)(b)	500	488,754
4.70%, 08/23/52 (Call 02/23/52)	880	795,951
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,581	1,496,223
3.90%, 09/01/42 (Call 03/01/42)	1,335	1,108,580
4.88%, 09/15/41 (Call 03/15/41)	505	476,846
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	853	812,680
3.25%, 06/14/29 (Call 03/14/29)	1,561	1,428,257
4.00%, 06/14/49 (Call 12/14/48)	1,177	922,828
4.10%, 03/01/47 (Call 09/01/46)(a)	770	613,056
4.20%, 11/21/34 (Call 05/21/34)	719	657,966
4.25%, 09/15/27 (Call 08/15/27)	1,590	1,545,652
4.45%, 11/21/44 (Call 05/21/44)	812	696,470
4.50%, 09/15/29 (Call 07/15/29)	1,434	1,392,122
6.25%, 05/15/38(b)	255	270,890
	Par
Security	(000)	Value

Manufacturing (continued)
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(b)	$790	$760,543
5.90%, 07/15/32 (Call 04/15/32)	524	535,012
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)(b)	2,460	2,297,064
1.70%, 03/11/28(a)(b)	1,858	1,654,206
2.15%, 03/11/31(a)(b)	2,311	1,934,708
2.35%, 10/15/26(a)(b)	2,190	2,056,894
2.88%, 03/11/41(a)	2,210	1,617,968
3.30%, 09/15/46(a)	1,691	1,241,899
3.40%, 03/16/27(a)(b)	1,930	1,849,249
4.20%, 03/16/47(a)	1,719	1,465,856
4.40%, 05/27/45(a)	2,192	1,935,493
6.13%, 08/17/26(a)(b)	2,745	2,801,113
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	797	742,739
2.25%, 04/01/28 (Call 02/01/28)	890	793,673
2.75%, 04/01/31 (Call 01/01/31)	1,624	1,374,263
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	772	642,789
3.00%, 06/01/30 (Call 03/01/30)	995	870,744
3.38%, 03/01/28 (Call 12/01/27)	792	737,339
3.65%, 03/15/27 (Call 12/15/26)	700	668,826
3.90%, 09/17/29 (Call 06/17/29)	790	736,862
4.00%, 03/15/26 (Call 12/15/25)	632	615,860
6.10%, 11/15/33 (Call 08/15/33)(b)	415	428,118
		61,039,132
Media — 2.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,750	1,486,805
2.30%, 02/01/32 (Call 11/01/31)	1,475	1,130,675
2.80%, 04/01/31 (Call 01/01/31)	2,215	1,807,315
3.50%, 06/01/41 (Call 12/01/40)	2,010	1,350,556
3.50%, 03/01/42 (Call 09/01/41)	1,719	1,143,009
3.70%, 04/01/51 (Call 10/01/50)(b)	2,709	1,658,173
3.75%, 02/15/28 (Call 11/15/27)	1,507	1,397,046
3.85%, 04/01/61 (Call 10/01/60)	2,502	1,473,214
3.90%, 06/01/52 (Call 12/01/51)	3,120	1,958,078
3.95%, 06/30/62 (Call 12/30/61)	1,870	1,111,859
4.20%, 03/15/28 (Call 12/15/27)(b)	1,713	1,611,205
4.40%, 04/01/33 (Call 01/01/33)(b)	1,385	1,216,990
4.40%, 12/01/61 (Call 06/01/61)	1,874	1,219,745
4.80%, 03/01/50 (Call 09/01/49)	3,684	2,716,574
4.91%, 07/23/25 (Call 04/23/25)(b)	965	955,150
5.05%, 03/30/29 (Call 12/30/28)	2,079	1,992,083
5.13%, 07/01/49 (Call 01/01/49)	1,685	1,294,968
5.25%, 04/01/53 (Call 10/01/52)(b)	1,885	1,486,425
5.38%, 04/01/38 (Call 10/01/37)	1,070	925,957
5.38%, 05/01/47 (Call 11/01/46)	3,236	2,601,310
5.50%, 04/01/63 (Call 10/01/62)	1,215	950,109
5.75%, 04/01/48 (Call 10/01/47)	3,205	2,697,966
6.10%, 06/01/29 (Call 05/01/29)	1,325	1,326,448
6.15%, 11/10/26 (Call 10/10/26)	1,485	1,496,598
6.38%, 10/23/35 (Call 04/23/35)	2,631	2,567,818
6.48%, 10/23/45 (Call 04/23/45)	4,557	4,205,509
6.55%, 06/01/34 (Call 03/01/34)	1,350	1,352,748
6.65%, 02/01/34 (Call 11/01/33)(b)	1,360	1,377,398
6.83%, 10/23/55 (Call 04/23/55)	625	593,306
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	2,068	1,647,468

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
1.95%, 01/15/31 (Call 10/15/30)	$2,477	$2,031,895
2.35%, 01/15/27 (Call 10/15/26)	1,991	1,857,543
2.45%, 08/15/52 (Call 02/15/52)(b)	2,003	1,123,685
2.65%, 02/01/30 (Call 11/01/29)	2,334	2,049,027
2.65%, 08/15/62 (Call 02/15/62)	1,598	866,291
2.80%, 01/15/51 (Call 07/15/50)	2,303	1,411,828
2.89%, 11/01/51 (Call 05/01/51)(b)	6,515	4,052,560
2.94%, 11/01/56 (Call 05/01/56)	7,727	4,643,857
2.99%, 11/01/63 (Call 05/01/63)	5,156	3,010,098
3.15%, 03/01/26 (Call 12/01/25)	2,206	2,131,812
3.15%, 02/15/28 (Call 11/15/27)	2,373	2,220,847
3.20%, 07/15/36 (Call 01/15/36)	1,597	1,282,309
3.25%, 11/01/39 (Call 05/01/39)	1,903	1,454,784
3.30%, 02/01/27 (Call 11/01/26)	1,682	1,609,866
3.30%, 04/01/27 (Call 02/01/27)	1,686	1,608,886
3.38%, 08/15/25 (Call 05/15/25)	2,159	2,110,449
3.40%, 04/01/30 (Call 01/01/30)	2,062	1,880,969
3.40%, 07/15/46 (Call 01/15/46)	1,791	1,291,257
3.45%, 02/01/50 (Call 08/01/49)(b)	2,368	1,670,974
3.55%, 05/01/28 (Call 02/01/28)	1,371	1,297,863
3.75%, 04/01/40 (Call 10/01/39)	2,089	1,693,175
3.90%, 03/01/38 (Call 09/01/37)	1,142	964,649
3.95%, 10/15/25 (Call 08/15/25)	3,478	3,415,437
3.97%, 11/01/47 (Call 05/01/47)	2,796	2,180,282
4.00%, 08/15/47 (Call 02/15/47)	1,212	950,800
4.00%, 03/01/48 (Call 09/01/47)	1,374	1,079,380
4.00%, 11/01/49 (Call 05/01/49)	2,416	1,874,750
4.05%, 11/01/52 (Call 05/01/52)	1,431	1,107,153
4.15%, 10/15/28 (Call 07/15/28)	5,632	5,437,681
4.20%, 08/15/34 (Call 02/15/34)	1,286	1,172,350
4.25%, 10/15/30 (Call 07/15/30)	1,946	1,852,439
4.25%, 01/15/33	2,384	2,214,482
4.40%, 08/15/35 (Call 02/15/35)	1,076	987,847
4.55%, 01/15/29 (Call 12/15/28)	1,535	1,505,018
4.60%, 10/15/38 (Call 04/15/38)	1,490	1,354,316
4.60%, 08/15/45 (Call 02/15/45)	1,082	937,210
4.65%, 02/15/33 (Call 11/15/32)	1,460	1,401,314
4.65%, 07/15/42	960	855,432
4.70%, 10/15/48 (Call 04/15/48)	2,227	1,971,512
4.75%, 03/01/44(b)	501	454,071
4.80%, 05/15/33 (Call 02/15/33)(b)	940	908,705
4.95%, 10/15/58 (Call 04/15/58)	1,270	1,129,858
5.10%, 06/01/29 (Call 05/01/29)	1,410	1,411,636
5.25%, 11/07/25	600	599,947
5.30%, 06/01/34 (Call 03/01/34)	1,300	1,298,984
5.35%, 11/15/27 (Call 10/15/27)	1,454	1,468,888
5.35%, 05/15/53 (Call 11/15/52)	2,255	2,146,863
5.50%, 11/15/32 (Call 08/15/32)	1,585	1,615,332
5.50%, 05/15/64 (Call 11/15/63)	1,715	1,640,514
5.65%, 06/15/35	1,222	1,246,237
5.65%, 06/01/54 (Call 12/01/53)	1,150	1,140,735
6.40%, 03/01/40(b)	475	513,020
6.45%, 03/15/37	637	686,717
6.50%, 11/15/35	904	982,528
6.55%, 07/01/39	435	473,981
6.95%, 08/15/37	610	682,838
7.05%, 03/15/33	1,159	1,293,006
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)	890	710,646
2.60%, 06/15/31 (Call 03/15/31)(a)	890	733,579
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	480	285,344
Security	Par (000)	Value

Media (continued)
3.35%, 09/15/26 (Call 06/15/26)(a)	$1,263	$1,205,438
3.50%, 08/15/27 (Call 05/15/27)(a)	1,091	1,032,595
3.60%, 06/15/51 (Call 12/15/50)(a)(b)	595	402,191
4.50%, 06/30/43 (Call 12/30/42)(a)	840	678,521
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	375	299,282
4.70%, 12/15/42(a)	645	538,531
4.80%, 02/01/35 (Call 08/01/34)(a)(b)	1,061	963,850
5.45%, 09/15/28 (Call 08/15/28)(a)(b)	783	783,595
5.70%, 06/15/33 (Call 03/15/33)(a)(b)	758	752,816
5.80%, 12/15/53 (Call 06/15/53)(a)	925	879,157
8.38%, 03/01/39(a)	575	673,147
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	1,458	1,282,948
3.95%, 06/15/25 (Call 03/15/25)	588	576,023
3.95%, 03/20/28 (Call 12/20/27)	2,320	2,173,670
4.00%, 09/15/55 (Call 03/15/55)	2,062	1,319,495
4.13%, 05/15/29 (Call 02/15/29)	1,081	996,619
4.65%, 05/15/50 (Call 11/15/49)	1,319	978,045
4.88%, 04/01/43(b)	893	716,543
4.90%, 03/11/26 (Call 12/11/25)	1,357	1,339,144
4.95%, 05/15/42	390	305,904
5.00%, 09/20/37 (Call 03/20/37)	890	771,536
5.20%, 09/20/47 (Call 03/20/47)(b)	1,280	1,032,614
5.30%, 05/15/49 (Call 11/15/48)	1,148	928,711
6.35%, 06/01/40(b)	1,017	983,987
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	934	872,445
3.45%, 03/01/32 (Call 12/01/31)	945	815,123
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	1,043	943,268
4.71%, 01/25/29 (Call 10/25/28)	2,926	2,861,310
5.48%, 01/25/39 (Call 07/25/38)	1,668	1,578,314
5.58%, 01/25/49 (Call 07/25/48)(b)	1,772	1,619,870
6.50%, 10/13/33 (Call 07/13/33)(b)	1,580	1,650,787
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	545	452,002
5.25%, 05/24/49 (Call 11/24/48)	50	42,873
6.13%, 01/31/46 (Call 07/31/45)(b)	1,240	1,197,805
6.63%, 01/15/40(b)	912	909,160
8.50%, 03/11/32(b)	437	493,597
NBCUniversal Media LLC
4.45%, 01/15/43	1,025	883,433
5.95%, 04/01/41	580	599,796
6.40%, 04/30/40	550	594,305
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	332	305,742
3.38%, 02/15/28 (Call 11/15/27)	613	551,391
3.70%, 06/01/28 (Call 03/01/28)	749	675,538
4.20%, 06/01/29 (Call 03/01/29)(b)	487	438,679
4.20%, 05/19/32 (Call 02/19/32)(b)	1,271	1,058,299
4.38%, 03/15/43(b)	2,135	1,463,921
4.60%, 01/15/45 (Call 07/15/44)	772	533,192
4.85%, 07/01/42 (Call 01/01/42)(b)	849	631,462
4.90%, 08/15/44 (Call 02/15/44)(b)	710	506,700
4.95%, 01/15/31 (Call 10/15/30)(b)	1,492	1,335,966
4.95%, 05/19/50 (Call 11/19/49)	1,313	947,754
5.25%, 04/01/44 (Call 10/01/43)	426	319,109
5.50%, 05/15/33	523	457,930
5.85%, 09/01/43 (Call 03/01/43)	1,575	1,284,269
5.90%, 10/15/40 (Call 04/15/40)	478	394,693
6.88%, 04/30/36	1,269	1,210,394

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.88%, 07/30/30	$855	$893,032
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	691	743,304
TCI Communications Inc.
7.13%, 02/15/28(b)	1,009	1,076,685
7.88%, 02/15/26	970	1,009,350
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,077	1,035,143
5.50%, 08/15/35(b)	765	765,380
5.65%, 11/23/43 (Call 05/23/43)(b)	359	352,719
5.85%, 04/15/40(b)	825	851,738
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	1,288	1,425,879
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,773	1,303,569
5.50%, 09/01/41 (Call 03/01/41)	1,716	1,435,201
5.88%, 11/15/40 (Call 05/15/40)	1,672	1,449,821
6.55%, 05/01/37	1,944	1,843,640
6.75%, 06/15/39	1,992	1,935,225
7.30%, 07/01/38	1,820	1,846,413
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,657	1,544,022
2.95%, 06/15/27(b)	1,397	1,322,027
3.00%, 02/13/26	1,285	1,238,638
3.00%, 07/30/46	820	554,482
3.15%, 09/17/25	1,063	1,033,898
3.70%, 12/01/42	770	614,497
4.13%, 06/01/44	1,430	1,195,244
4.38%, 08/16/41	579	504,754
Series B, 7.00%, 03/01/32	798	894,276
Series E, 4.13%, 12/01/41	748	633,296
Walt Disney Co. (The)
1.75%, 01/13/26	2,059	1,948,512
2.00%, 09/01/29 (Call 06/01/29)	2,779	2,396,066
2.20%, 01/13/28(b)	1,564	1,427,393
2.65%, 01/13/31	2,825	2,451,951
2.75%, 09/01/49 (Call 03/01/49)	2,825	1,787,121
3.38%, 11/15/26 (Call 08/15/26)	952	914,212
3.50%, 05/13/40 (Call 11/13/39)	2,505	1,989,988
3.60%, 01/13/51 (Call 07/13/50)	3,525	2,619,502
3.70%, 10/15/25 (Call 07/15/25)(b)	841	824,213
3.70%, 03/23/27	998	966,479
3.80%, 03/22/30	1,745	1,638,126
3.80%, 05/13/60 (Call 11/13/59)	1,464	1,083,669
4.63%, 03/23/40 (Call 09/23/39)	703	648,845
4.70%, 03/23/50 (Call 09/23/49)(b)	2,215	1,998,310
4.75%, 09/15/44 (Call 03/15/44)	848	769,064
4.75%, 11/15/46 (Call 05/15/46)(b)	592	528,949
4.95%, 10/15/45 (Call 04/15/45)	688	637,596
5.40%, 10/01/43	824	813,546
6.15%, 03/01/37(b)	425	456,481
6.15%, 02/15/41	842	894,186
6.20%, 12/15/34	1,280	1,387,085
6.40%, 12/15/35	1,399	1,523,274
6.55%, 03/15/33	215	237,111
6.65%, 11/15/37	1,630	1,822,891
7.75%, 12/01/45(b)	374	480,198
		251,728,451
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,133	1,109,958
3.90%, 01/15/43 (Call 07/15/42)	220	181,834
Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
4.20%, 06/15/35 (Call 12/15/34)(b)	$385	$356,571
4.38%, 06/15/45 (Call 12/15/44)	586	512,225
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	610	548,927
4.50%, 12/15/28 (Call 09/15/28)	745	721,260
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(b)	429	376,656
5.25%, 10/01/54 (Call 04/01/54)(b)	445	388,473
		4,195,904
Mining — 1.2%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(a)	996	887,287
2.63%, 09/10/30 (Call 06/10/30)(a)	1,110	942,579
2.88%, 03/17/31 (Call 12/17/30)(a)	878	744,466
3.88%, 03/16/29 (Call 01/16/29)(a)	905	843,911
3.95%, 09/10/50 (Call 03/10/50)(a)	810	603,359
4.00%, 09/11/27(a)	1,309	1,251,084
4.50%, 03/15/28 (Call 12/15/27)(a)	770	745,346
4.75%, 04/10/27(a)	1,030	1,010,413
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	965	815,347
5.50%, 05/02/33 (Call 02/02/33)(a)(b)	1,310	1,289,042
5.63%, 04/01/30 (Call 01/01/30)(a)	1,240	1,243,197
5.75%, 04/05/34 (Call 01/05/34)(a)(b)	550	548,954
6.00%, 04/05/54 (Call 10/05/53)(a)	265	264,823
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	780	699,058
3.75%, 10/01/30 (Call 07/01/30)	862	749,631
Antofagasta PLC
5.63%, 05/13/32 (Call 02/13/32)(a)	220	217,678
6.25%, 05/02/34 (Call 02/02/34)(a)	40	40,992
Barrick Gold Corp.
5.25%, 04/01/42	180	173,385
6.45%, 10/15/35	565	602,323
Barrick International Barbados Corp., 6.35%,
10/15/36(a)	990	1,042,575
Barrick North America Finance LLC
5.70%, 05/30/41	1,296	1,291,621
5.75%, 05/01/43	1,098	1,104,460
7.50%, 09/15/38(b)	327	377,187
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39	1,070	1,080,318
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,634	1,384,006
4.75%, 02/28/28 (Call 01/28/28)	1,510	1,494,004
4.88%, 02/27/26(b)	1,125	1,117,025
4.90%, 02/28/33 (Call 11/28/32)	1,040	1,014,979
5.00%, 09/30/43	3,431	3,195,561
5.10%, 09/08/28 (Call 08/08/28)	1,400	1,401,696
5.25%, 09/08/26	1,562	1,564,035
5.25%, 09/08/30 (Call 07/08/30)	1,741	1,751,777
5.25%, 09/08/33 (Call 06/08/33)(b)	2,135	2,122,779
5.50%, 09/08/53 (Call 03/08/53)	900	888,806
6.42%, 03/01/26	437	444,679
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)(b)	884	776,317
3.15%, 01/14/30 (Call 10/14/29)(a)	1,161	1,017,383
3.15%, 01/15/51 (Call 07/15/50)(a)(b)	692	421,474
3.63%, 08/01/27 (Call 05/01/27)(a)	1,755	1,652,661
3.70%, 01/30/50 (Call 07/30/49)(a)	3,483	2,342,980
3.75%, 01/15/31 (Call 10/15/30)(a)	830	733,733
4.25%, 07/17/42(a)	815	631,998

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.38%, 02/05/49 (Call 08/05/48)(a)	$1,775	$1,349,618
4.50%, 09/16/25(a)(b)	862	851,137
4.50%, 08/01/47 (Call 02/01/47)(a)(b)	1,585	1,236,713
4.88%, 11/04/44(a)(b)	1,392	1,152,494
5.13%, 02/02/33 (Call 11/02/32)(a)	1,325	1,247,267
5.63%, 09/21/35(a)(b)	409	396,185
5.63%, 10/18/43(a)	1,258	1,154,049
5.95%, 01/08/34 (Call 10/08/33)(a)(b)	2,567	2,536,272
6.15%, 10/24/36(a)	100	100,083
6.30%, 09/08/53 (Call 03/08/53)(a)	2,065	2,018,346
6.44%, 01/26/36 (Call 10/26/35)(a)	2,107	2,146,692
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(a)	1,055	1,024,515
5.32%, 04/14/32 (Call 01/01/32)(a)	1,895	1,827,494
6.20%, 04/14/52 (Call 10/14/51)(a)(b)	1,450	1,393,541
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/01/24)	875	836,255
4.25%, 03/01/30 (Call 03/01/25)	895	841,510
4.38%, 08/01/28 (Call 07/01/24)	830	795,194
4.63%, 08/01/30 (Call 08/01/25)(b)	981	938,383
5.00%, 09/01/27 (Call 07/01/24)(b)	625	616,119
5.25%, 09/01/29 (Call 09/01/24)(b)	935	933,992
5.40%, 11/14/34 (Call 05/14/34)	1,145	1,116,661
5.45%, 03/15/43 (Call 09/15/42)	2,465	2,319,862
Fresnillo PLC, 4.25%, 10/02/50
(Call 04/02/50)(a)(b)	714	538,636
Glencore Canada Corp., 6.20%, 06/15/35(b)	560	574,648
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	481	449,995
6.00%, 11/15/41(a)	970	961,301
6.90%, 11/15/37(a)	884	947,254
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)	1,310	1,245,117
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	1,212	1,128,011
2.50%, 09/01/30 (Call 06/01/30)(a)	1,305	1,096,580
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	1,080	887,284
2.85%, 04/27/31 (Call 01/27/31)(a)	880	741,263
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	620	408,664
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	660	625,678
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	280,707
4.00%, 03/27/27 (Call 12/27/26)(a)	1,567	1,510,039
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	1,194	1,169,099
5.34%, 04/04/27(a)(b)	990	987,109
5.37%, 04/04/29 (Call 03/04/29)(a)	575	571,793
5.40%, 05/08/28 (Call 04/08/28)(a)	985	982,976
5.63%, 04/04/34 (Call 01/04/34)(a)	825	810,466
5.70%, 05/08/33 (Call 02/08/33)(a)	960	955,505
5.89%, 04/04/54 (Call 10/04/53)(a)	355	344,582
6.13%, 10/06/28 (Call 09/06/28)(a)	1,120	1,144,844
6.38%, 10/06/30 (Call 08/06/30)(a)(b)	630	655,476
6.50%, 10/06/33 (Call 07/06/33)(a)	730	762,714
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29 (Call 02/15/29)(a)	145	146,578
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	1,545	1,508,955
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	445	405,649
6.53%, 11/15/28(a)	821	846,981
6.76%, 11/15/48(a)(b)	550	565,733
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	840	777,170
Security	Par (000)	Value

Mining (continued)
4.75%, 08/06/50 (Call 02/06/50)(a)	$546	$421,832
5.65%, 09/12/49 (Call 03/12/49)(a)	390	345,924
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	1,075	1,043,848
6.25%, 07/15/33 (Call 04/15/33)	970	1,017,338
6.88%, 09/01/41 (Call 03/01/41)	485	511,818
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(a)	1,400	1,078,057
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	511	482,467
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	888	798,460
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,487	1,255,306
2.60%, 07/15/32 (Call 04/15/32)(b)	1,585	1,310,510
2.80%, 10/01/29 (Call 07/01/29)	1,151	1,021,179
4.88%, 03/15/42 (Call 09/15/41)	1,445	1,321,754
5.45%, 06/09/44 (Call 12/09/43)	489	474,088
5.88%, 04/01/35	792	812,292
6.25%, 10/01/39	1,195	1,266,785
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)	1,021	914,629
4.20%, 05/13/50 (Call 11/13/49)(a)	625	503,365
5.30%, 03/15/26(a)(b)	675	672,686
5.35%, 03/15/34 (Call 12/15/33)(a)(b)	895	888,871
5.75%, 11/15/41 (Call 08/15/41)(a)	710	711,438
Nexa Resources SA, 6.75%, 04/09/34
(Call 01/09/34)(a)	45	45,288
Northern Star Resources Ltd., 6.13%, 04/11/33
(Call 01/11/33)(a)(b)	860	864,021
Rio Tinto Alcan Inc.
5.75%, 06/01/35	607	630,116
6.13%, 12/15/33(b)	1,119	1,178,828
7.25%, 03/15/31	556	613,734
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(b)	1,490	924,944
5.20%, 11/02/40	1,736	1,689,932
7.13%, 07/15/28	1,500	1,617,736
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,256	1,056,920
4.75%, 03/22/42 (Call 09/22/41)	1,194	1,102,322
5.00%, 03/09/33 (Call 12/09/32)(b)	940	930,914
5.13%, 03/09/53 (Call 09/09/52)	705	662,930
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(a)	1,145	1,026,822
Southern Copper Corp.
5.25%, 11/08/42	1,787	1,657,174
5.88%, 04/23/45	1,603	1,583,281
6.75%, 04/16/40	1,740	1,899,026
7.50%, 07/27/35	1,184	1,368,222
Vale Canada Ltd., 7.20%, 09/15/32(b)	60	63,540
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	1,010	838,129
4.63%, 12/15/27 (Call 09/15/27)	446	430,726
		130,425,370
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,500	1,394,599
3.25%, 02/15/29 (Call 07/01/24)	1,140	1,026,507
3.28%, 12/01/28 (Call 10/01/28)(b)	830	747,156
3.57%, 12/01/31 (Call 09/01/31)	1,150	993,145

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
4.25%, 04/01/28 (Call 07/01/24)(b)	$1,065	$1,011,099
		5,172,506
Oil & Gas — 4.1%
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(a)	1,540	1,428,628
3.10%, 07/15/31 (Call 04/15/31)(a)	1,555	1,316,632
3.75%, 01/15/30 (Call 10/15/29)(a)	1,469	1,345,275
4.00%, 01/15/31 (Call 10/15/30)(a)	1,135	1,025,736
5.60%, 06/13/28 (Call 05/13/28)(a)	710	715,374
6.00%, 06/13/33 (Call 03/13/33)(a)(b)	995	1,003,894
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	380	351,455
4.38%, 10/15/28 (Call 07/15/28)	325	305,714
4.75%, 04/15/43 (Call 10/15/42)	865	690,077
5.10%, 09/01/40 (Call 03/01/40)(b)	1,585	1,362,607
5.25%, 02/01/42 (Call 08/01/41)	440	377,549
5.35%, 07/01/49 (Call 01/01/49)	735	623,131
6.00%, 01/15/37(b)	930	915,979
BG Energy Capital PLC, 5.13%, 10/15/41(a)	1,635	1,502,738
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(b)	1,767	1,459,481
2.72%, 01/12/32 (Call 10/12/31)(b)	2,740	2,323,590
2.77%, 11/10/50 (Call 05/10/50)	2,090	1,288,892
2.94%, 06/04/51 (Call 12/04/50)(b)	3,100	1,974,597
3.00%, 02/24/50 (Call 08/24/49)	2,901	1,889,234
3.00%, 03/17/52 (Call 09/17/51)(b)	1,778	1,148,237
3.02%, 01/16/27 (Call 10/16/26)	1,485	1,411,160
3.06%, 06/17/41 (Call 12/17/40)	1,968	1,432,605
3.07%, 03/30/50 (Call 09/30/49)(b)	1,200	1,103,661
3.12%, 05/04/26 (Call 02/04/26)	1,491	1,434,608
3.38%, 02/08/61 (Call 08/08/60)	2,748	1,813,339
3.41%, 02/11/26 (Call 12/11/25)	1,417	1,374,442
3.54%, 04/06/27 (Call 02/06/27)	917	879,237
3.59%, 04/14/27 (Call 01/14/27)	1,094	1,049,905
3.63%, 04/06/30 (Call 01/06/30)	1,787	1,657,790
3.80%, 09/21/25 (Call 07/21/25)	1,410	1,383,233
3.94%, 09/21/28 (Call 06/21/28)	1,651	1,581,732
4.23%, 11/06/28 (Call 08/06/28)	2,705	2,614,921
4.70%, 04/10/29 (Call 03/10/29)	1,950	1,920,939
4.81%, 02/13/33 (Call 11/13/32)	3,010	2,911,207
4.89%, 09/11/33 (Call 06/11/33)	2,120	2,058,171
4.97%, 10/17/29 (Call 09/17/29)	1,125	1,118,544
4.99%, 04/10/34 (Call 01/10/34)	1,365	1,328,815
5.02%, 11/17/27 (Call 10/17/27)	1,135	1,132,684
5.23%, 11/17/34 (Call 08/17/34)	1,125	1,113,187
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(b)	2,258	2,135,286
3.72%, 11/28/28 (Call 08/28/28)	1,216	1,150,191
4.38%, (Call 06/22/25),
(5-year CMT + 4.036%)(b)(d)(e)	116	113,428
4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(b)(d)(e)	1,625	1,533,201
Burlington Resources LLC
5.95%, 10/15/36	780	809,662
7.20%, 08/15/31	67	74,901
7.40%, 12/01/31	650	736,271
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	847	813,239
2.95%, 07/15/30 (Call 04/15/30)	979	853,775
3.85%, 06/01/27 (Call 03/01/27)	1,858	1,782,030
4.95%, 06/01/47 (Call 12/01/46)(b)	1,047	917,341
Security	Par (000)	Value

Oil & Gas (continued)
5.85%, 02/01/35	$492	$489,003
6.25%, 03/15/38(b)	1,512	1,554,529
6.45%, 06/30/33(b)	515	543,863
6.50%, 02/15/37	695	723,177
6.75%, 02/01/39	608	646,911
7.20%, 01/15/32	520	567,636
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	778	640,192
3.75%, 02/15/52 (Call 08/15/51)(b)	1,247	886,285
4.25%, 04/15/27 (Call 01/15/27)	386	375,032
5.25%, 06/15/37 (Call 12/15/36)	256	241,176
5.40%, 06/15/47 (Call 12/15/46)	863	796,743
6.75%, 11/15/39	487	522,059
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	1,671	1,539,641
2.24%, 05/11/30 (Call 02/11/30)	2,108	1,816,101
2.95%, 05/16/26 (Call 02/16/26)	3,325	3,195,781
2.98%, 05/11/40 (Call 11/11/39)(b)	445	337,285
3.08%, 05/11/50 (Call 11/11/49)	1,546	1,049,683
3.33%, 11/17/25 (Call 08/17/25)	1,205	1,175,824
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(b)	1,215	1,154,623
1.02%, 08/12/27 (Call 06/12/27)	1,358	1,202,059
2.34%, 08/12/50 (Call 02/12/50)	1,249	728,532
3.25%, 10/15/29 (Call 07/15/29)	869	803,280
3.85%, 01/15/28 (Call 10/15/27)	829	804,087
5.25%, 11/15/43 (Call 05/15/43)(b)	405	405,704
6.00%, 03/01/41 (Call 09/01/40)	215	230,573
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	334,054
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,043,015
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	983,302
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	485	439,024
3.30%, 09/30/49 (Call 03/30/49)	500	359,620
4.25%, 05/09/43	1,200	1,043,857
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	362,478
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%,
05/05/45	330	282,935
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28	655	639,826
CNOOC Petroleum North America ULC
5.88%, 03/10/35	649	687,615
6.40%, 05/15/37(b)	2,149	2,388,764
7.50%, 07/30/39(b)	675	824,182
7.88%, 03/15/32	489	575,549
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41(a)	135	144,817
Conoco Funding Co., 7.25%, 10/15/31	845	950,222
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	1,444	1,149,492
3.80%, 03/15/52 (Call 09/15/51)	1,767	1,319,840
4.03%, 03/15/62 (Call 09/15/61)	2,455	1,845,063
4.30%, 11/15/44 (Call 05/15/44)	1,357	1,152,295
4.88%, 10/01/47 (Call 04/01/47)(b)	435	397,905
5.05%, 09/15/33 (Call 06/15/33)	660	651,174
5.30%, 05/15/53 (Call 11/15/52)	1,185	1,124,090
5.55%, 03/15/54 (Call 09/15/53)	1,015	999,697
5.70%, 09/15/63 (Call 03/15/63)	945	941,528
5.90%, 10/15/32	749	787,454
5.90%, 05/15/38	335	347,400
5.95%, 03/15/46 (Call 09/15/45)(b)	160	166,340

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/39	$1,720	$1,896,062
6.95%, 04/15/29	1,600	1,732,614
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 07/01/24)(a)	1,658	1,535,964
2.88%, 04/01/32 (Call 01/01/32)(a)	1,170	948,168
4.38%, 01/15/28 (Call 10/15/27)	1,693	1,626,395
4.90%, 06/01/44 (Call 12/01/43)(b)	1,126	930,657
5.75%, 01/15/31 (Call 07/15/30)(a)	1,675	1,650,283
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	1,360	1,304,766
4.38%, 03/15/29 (Call 12/15/28)	807	768,120
5.60%, 03/15/34 (Call 12/15/33)	630	626,185
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	1,089	1,042,187
4.75%, 05/15/42 (Call 11/15/41)	1,517	1,284,953
5.00%, 06/15/45 (Call 12/15/44)	625	539,218
5.25%, 10/15/27 (Call 06/11/24)	1,113	1,106,674
5.60%, 07/15/41 (Call 01/15/41)	1,910	1,796,107
5.85%, 12/15/25 (Call 09/15/25)	929	933,201
5.88%, 06/15/28 (Call 06/11/24)	780	782,088
7.88%, 09/30/31(b)	324	367,403
7.95%, 04/15/32	660	752,488
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	1,196	1,047,621
3.25%, 12/01/26 (Call 10/01/26)	1,337	1,275,511
3.50%, 12/01/29 (Call 09/01/29)	1,387	1,272,396
4.25%, 03/15/52 (Call 09/15/51)	1,083	843,969
4.40%, 03/24/51 (Call 09/24/50)(b)	1,085	869,106
5.15%, 01/30/30 (Call 12/30/29)	1,840	1,822,950
5.20%, 04/18/27 (Call 03/18/27)	2,165	2,160,356
5.40%, 04/18/34 (Call 01/18/34)	1,835	1,808,839
5.75%, 04/18/54 (Call 10/18/53)	1,315	1,267,719
5.90%, 04/18/64 (Call 10/18/63)	805	776,043
6.25%, 03/15/33 (Call 12/15/32)	1,505	1,572,037
6.25%, 03/15/53 (Call 09/15/52)(b)	945	975,299
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(a)	230	194,890
3.75%, 08/05/26 (Call 05/05/26)(a)(b)	1,555	1,488,940
4.50%, 09/14/47 (Call 03/14/47)(a)	1,016	751,371
5.25%, 11/06/29 (Call 08/06/29)(a)	450	439,092
6.15%, 05/10/33 (Call 02/10/33)(a)	1,080	1,079,035
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	1,635	1,562,918
5.50%, 05/15/34 (Call 02/15/34)(a)	1,000	993,376
5.70%, 10/01/40(a)(b)	645	614,979
5.95%, 05/15/54 (Call 11/15/53)(a)	855	845,435
Series X-R, 4.75%, 09/12/28(a)	1,935	1,893,108
Eni USA Inc., 7.30%, 11/15/27	875	923,398
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	1,031	919,300
4.15%, 01/15/26 (Call 10/15/25)	1,431	1,406,882
4.38%, 04/15/30 (Call 01/15/30)(b)	1,313	1,270,969
4.95%, 04/15/50 (Call 10/15/49)	1,425	1,315,486
5.10%, 01/15/36 (Call 07/15/35)(b)	105	100,712
EQT Corp.
3.13%, 05/15/26 (Call 07/01/24)(a)(b)	944	897,374
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	840	734,752
3.90%, 10/01/27 (Call 07/01/27)	1,435	1,365,782
5.00%, 01/15/29 (Call 07/15/28)	708	688,447
5.70%, 04/01/28 (Call 03/01/28)	886	889,696
5.75%, 02/01/34 (Call 11/01/33)(b)	830	821,146
Security	Par (000)	Value

Oil & Gas (continued)
7.00%, 02/01/30 (Call 11/01/29)	$855	$903,357
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,061	1,004,546
2.38%, 05/22/30 (Call 02/22/30)	1,057	917,094
3.00%, 04/06/27 (Call 02/06/27)	962	912,867
3.13%, 04/06/30 (Call 01/06/30)	1,888	1,716,021
3.25%, 11/18/49 (Call 05/18/49)	1,187	832,619
3.63%, 09/10/28 (Call 06/10/28)	1,250	1,190,098
3.63%, 04/06/40 (Call 10/06/39)	774	629,910
3.70%, 04/06/50 (Call 10/06/49)(b)	1,527	1,158,892
3.95%, 05/15/43(b)	1,242	1,029,022
4.25%, 11/23/41(b)	684	596,561
4.80%, 11/08/43	898	830,176
5.10%, 08/17/40	1,008	979,816
6.50%, 12/01/28(a)	605	641,435
6.80%, 01/15/28	625	658,430
7.15%, 11/15/25	628	643,593
7.15%, 01/15/29(b)	115	124,385
7.25%, 09/23/27	734	779,920
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,792	1,689,493
2.44%, 08/16/29 (Call 05/16/29)	1,387	1,233,873
2.61%, 10/15/30 (Call 07/15/30)	2,803	2,447,798
3.00%, 08/16/39 (Call 02/16/39)	1,397	1,060,052
3.04%, 03/01/26 (Call 12/01/25)	2,755	2,660,633
3.10%, 08/16/49 (Call 02/16/49)	2,079	1,416,632
3.29%, 03/19/27 (Call 01/19/27)(b)	1,702	1,638,975
3.45%, 04/15/51 (Call 10/15/50)	3,251	2,345,996
3.48%, 03/19/30 (Call 12/19/29)	2,545	2,361,274
3.57%, 03/06/45 (Call 09/06/44)	1,665	1,273,357
4.11%, 03/01/46 (Call 09/01/45)	3,207	2,674,690
4.23%, 03/19/40 (Call 09/19/39)	2,911	2,571,265
4.33%, 03/19/50 (Call 09/19/49)	3,131	2,652,090
GS Caltex Corp., 4.50%, 01/05/26(a)	455	447,708
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	982	814,923
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	2,020	1,966,278
5.60%, 02/15/41(b)	1,856	1,851,558
5.80%, 04/01/47 (Call 10/01/46)	857	859,160
6.00%, 01/15/40	1,179	1,216,998
7.13%, 03/15/33	634	711,776
7.30%, 08/15/31	1,072	1,196,430
7.88%, 10/01/29	656	732,354
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	530	492,960
5.00%, 02/01/28 (Call 06/11/24)(a)	265	256,187
5.88%, 04/01/26 (Call 01/01/26)	1,311	1,314,805
6.38%, 04/15/27 (Call 06/11/24)(a)	135	136,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%, 09/18/33 (Call 06/18/33)(a)	105	113,257
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	535	433,350
4.75%, 04/19/27(a)	388	373,966
5.38%, 04/24/30(a)(b)	1,195	1,153,175
5.75%, 04/19/47(a)(b)	2,100	1,785,420
6.38%, 10/24/48(a)(b)	2,306	2,110,377
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(b)	1,814	1,773,720
5.20%, 06/01/45 (Call 12/01/44)	789	728,877
5.30%, 04/01/29 (Call 03/01/29)	695	696,684

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.70%, 04/01/34 (Call 01/01/34)	$680	$692,006
6.60%, 10/01/37	1,325	1,431,715
6.80%, 03/15/32(b)	788	857,562
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	989	940,014
4.50%, 04/01/48 (Call 10/01/47)	879	707,800
4.75%, 09/15/44 (Call 03/15/44)	1,527	1,311,215
5.00%, 09/15/54 (Call 03/15/54)	328	278,348
5.13%, 12/15/26 (Call 09/15/26)	1,296	1,288,106
5.85%, 12/15/45 (Call 06/15/45)	321	309,079
6.50%, 03/01/41 (Call 09/01/40)(b)	1,480	1,559,407
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	1,250	1,308,183
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/24)(b)(f)	1,442	768,411
3.40%, 04/15/26 (Call 01/15/26)	355	339,756
3.50%, 08/15/29 (Call 05/15/29)(b)	490	441,826
4.10%, 02/15/47 (Call 08/15/46)	274	199,567
4.20%, 03/15/48 (Call 09/15/47)	495	373,476
4.40%, 04/15/46 (Call 10/15/45)	505	399,199
4.40%, 08/15/49 (Call 02/15/49)	532	393,422
4.63%, 06/15/45 (Call 12/15/44)(b)	555	437,748
5.50%, 12/01/25 (Call 09/01/25)	605	602,284
5.55%, 03/15/26 (Call 12/15/25)	455	454,422
5.88%, 09/01/25 (Call 06/01/25)	85	84,982
6.13%, 01/01/31 (Call 07/01/30)	1,295	1,323,024
6.20%, 03/15/40	1,080	1,086,695
6.38%, 09/01/28 (Call 03/01/28)(b)	335	344,289
6.45%, 09/15/36	2,530	2,635,348
6.60%, 03/15/46 (Call 09/15/45)(b)	1,555	1,626,734
6.63%, 09/01/30 (Call 03/01/30)	2,125	2,219,881
7.50%, 05/01/31	710	781,372
7.88%, 09/15/31	690	772,984
7.95%, 06/15/39	525	602,032
8.50%, 07/15/27 (Call 01/15/27)	425	455,128
8.88%, 07/15/30 (Call 01/15/30)	1,140	1,305,938
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	904	899,310
5.65%, 05/15/28 (Call 04/15/28)(b)	1,190	1,201,640
6.25%, 07/15/33 (Call 04/15/33)	650	667,319
6.50%, 08/15/34(b)	975	1,016,991
6.50%, 02/01/38	437	448,242
6.63%, 08/15/37	716	741,015
7.10%, 07/15/53 (Call 01/15/53)(b)	468	519,945
7.20%, 11/01/31	567	610,315
7.38%, 11/01/31	700	762,288
8.13%, 09/15/30(b)	508	571,337
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	175	164,142
5.15%, 11/15/29 (Call 08/15/29)(b)	140	136,320
7.15%, 10/01/33 (Call 07/01/33)	420	444,819
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	987	916,798
2.30%, 02/09/31 (Call 11/09/30)(a)	1,395	1,143,900
3.10%, 01/21/30 (Call 10/21/29)(a)	570	502,871
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	720	627,621
3.65%, 07/30/29(a)(b)	2,045	1,878,206
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	1,810	1,306,164
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	1,195	909,753
4.70%, 07/30/49(a)	882	729,546
5.63%, 05/20/43(a)(b)	1,870	1,783,512
6.00%, 05/03/42(a)	1,755	1,737,152
Security	Par (000)	Value

Oil & Gas (continued)
6.45%, 05/30/44(a)(b)	$1,692	$1,749,483
6.50%, 05/27/41(a)	350	367,947
6.50%, 11/07/48(a)	1,015	1,060,675
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)	590	618,876
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	1,355	1,119,352
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	2,040	1,345,135
3.50%, 04/21/30 (Call 01/21/30)(a)(b)	3,653	3,332,486
4.50%, 03/18/45(a)(b)	1,845	1,585,335
4.55%, 04/21/50 (Call 10/21/49)(a)	3,803	3,252,888
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,202	1,043,651
Petronas Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(a)(b)	810	725,577
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(b)	876	818,143
2.15%, 12/15/30 (Call 09/15/30)	1,261	1,043,041
3.30%, 03/15/52 (Call 09/15/51)(b)	1,775	1,172,449
3.90%, 03/15/28 (Call 12/15/27)	1,603	1,530,721
4.65%, 11/15/34 (Call 05/15/34)	1,636	1,516,888
4.88%, 11/15/44 (Call 05/15/44)	2,071	1,860,457
5.88%, 05/01/42	1,665	1,683,424
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	1,013	910,483
3.55%, 10/01/26 (Call 07/01/26)	934	898,374
3.75%, 03/01/28 (Call 12/01/27)	453	430,524
4.68%, 02/15/45 (Call 08/15/44)	810	692,823
4.90%, 10/01/46 (Call 04/01/46)	939	827,228
4.95%, 12/01/27 (Call 11/01/27)(b)	1,305	1,296,610
5.25%, 06/15/31 (Call 04/15/31)	650	643,794
5.30%, 06/30/33 (Call 03/30/33)	1,405	1,381,836
5.65%, 06/15/54 (Call 12/15/53)	640	616,944
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	544	508,931
1.90%, 08/15/30 (Call 05/15/30)	1,191	995,406
2.15%, 01/15/31 (Call 10/15/30)	693	581,701
5.10%, 03/29/26	995	991,913
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	620	570,698
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	190	167,804
3.90%, 12/06/59(a)(b)	945	701,757
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)(b)	1,842	1,686,517
2.25%, 07/12/31 (Call 04/12/31)(a)	3,716	3,070,635
3.13%, 07/12/41 (Call 01/12/41)(a)(b)	5,370	3,931,334
3.30%, 07/12/51 (Call 01/12/51)(a)	5,677	3,888,745
Raizen Fuels Finance SA
6.45%, 03/05/34 (Call 12/05/33)(a)	733	744,272
6.95%, 03/05/54 (Call 09/05/53)(a)	280	282,402
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)	707	712,434
6.33%, 09/30/27(a)(b)	984	995,075
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	2,275	1,913,942
3.63%, 01/12/52(a)	1,995	1,396,004
3.67%, 11/30/27(a)	100	94,545
3.75%, 01/12/62(a)	1,070	733,942
4.88%, 02/10/45(a)	175	155,157
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(a)	515	477,652
2.69%, 06/17/31 (Call 03/17/31)(a)	3,057	2,593,895

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(a)	$1,491	$1,291,515
6.88%, 09/19/33 (Call 06/19/33)(a)	1,050	1,099,241
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)(b)	2,090	1,973,106
2.25%, 11/24/30 (Call 08/24/30)(a)	2,293	1,911,789
3.25%, 11/24/50 (Call 05/24/50)(a)	2,599	1,712,143
3.50%, 04/16/29(a)(b)	2,846	2,634,423
3.50%, 11/24/70 (Call 05/24/70)(a)(b)	2,958	1,873,538
4.25%, 04/16/39(a)(b)	4,257	3,645,056
4.38%, 04/16/49(a)	4,531	3,653,164
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	2,135	1,875,476
2.50%, 09/12/26	1,616	1,528,090
2.75%, 04/06/30 (Call 01/06/30)	2,376	2,109,386
2.88%, 05/10/26	2,711	2,602,206
2.88%, 11/26/41 (Call 05/26/41)	1,025	736,591
3.00%, 11/26/51 (Call 05/26/51)	1,560	1,016,405
3.13%, 11/07/49 (Call 05/07/49)(b)	1,557	1,056,184
3.25%, 04/06/50 (Call 10/06/49)	2,642	1,834,930
3.63%, 08/21/42	891	708,220
3.75%, 09/12/46	1,814	1,409,685
3.88%, 11/13/28 (Call 08/13/28)(b)	2,420	2,318,023
4.00%, 05/10/46	2,895	2,327,817
4.13%, 05/11/35(b)	2,504	2,289,492
4.38%, 05/11/45	2,981	2,560,987
4.55%, 08/12/43	1,526	1,361,487
5.50%, 03/25/40	1,420	1,435,880
6.38%, 12/15/38	3,463	3,801,406
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	245	214,108
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 05/17/42(a)(b)	1,167	1,106,129
Sinopec Group Overseas Development 2015 Ltd.,
4.10%, 04/28/45(a)(b)	1,235	1,043,279
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)	1,303	1,231,768
3.50%, 05/03/26(a)(b)	565	546,793
4.25%, 05/03/46(a)	790	679,439
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)	1,165	1,098,828
3.63%, 04/12/27(a)	2,060	1,978,366
4.00%, 09/13/47(a)	710	584,418
4.25%, 04/12/47(a)(b)	300	257,114
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)	385	362,219
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	1,094	936,656
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	1,605	1,425,071
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	801,447
2.95%, 11/12/29 (Call 08/12/29)(a)	624	566,763
3.10%, 01/08/51 (Call 07/08/50)(a)	675	462,982
3.35%, 05/13/50 (Call 11/13/49)(a)	1,084	784,289
3.44%, 11/12/49 (Call 05/12/49)(a)(b)	435	321,617
3.68%, 08/08/49 (Call 02/08/49)(a)(b)	1,047	809,595
4.13%, 09/12/25(a)(b)	510	501,143
4.25%, 09/12/28(a)(b)	865	842,718
4.60%, 09/12/48(a)(b)	1,003	902,012
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	1,075	771,451
4.00%, 11/15/47 (Call 05/15/47)	950	714,630
5.95%, 12/01/34(b)	584	599,214
6.50%, 06/15/38(b)	1,731	1,813,189
Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 05/15/38	$1,290	$1,378,800
6.85%, 06/01/39(b)	1,106	1,186,814
7.00%, 11/15/28(b)	205	217,755
7.15%, 02/01/32	820	895,576
7.88%, 06/15/26(b)	595	620,211
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	582	556,365
3.25%, 08/15/30 (Call 02/15/30)(a)(b)	470	384,173
4.00%, 08/15/26(a)	685	652,394
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	615	516,001
3.50%, 10/17/49(a)	970	653,319
3.75%, 06/18/50(a)	795	561,904
4.63%, 11/20/28(a)	355	341,410
5.38%, 11/20/48(a)	545	496,444
Tosco Corp., 8.13%, 02/15/30	631	723,908
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	1,706	1,524,752
2.99%, 06/29/41 (Call 12/29/40)	1,443	1,050,629
3.13%, 05/29/50 (Call 11/29/49)(b)	3,310	2,246,133
3.39%, 06/29/60 (Call 12/29/59)	781	525,257
3.46%, 02/19/29 (Call 11/19/28)	2,054	1,925,062
3.46%, 07/12/49 (Call 01/12/49)	1,385	1,003,667
TotalEnergies Capital SA
3.88%, 10/11/28	1,614	1,546,585
5.15%, 04/05/34 (Call 01/05/34)	1,325	1,321,530
5.49%, 04/05/54 (Call 10/05/53)	2,130	2,105,393
5.64%, 04/05/64 (Call 10/05/63)	905	900,999
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(b)	1,012	915,713
2.80%, 12/01/31 (Call 09/01/31)(b)	855	721,498
3.40%, 09/15/26 (Call 06/15/26)	260	248,988
3.65%, 12/01/51 (Call 06/01/51)(b)	1,280	889,663
4.00%, 04/01/29 (Call 01/01/29)(b)	487	461,103
4.00%, 06/01/52 (Call 12/01/51)(b)	973	716,019
4.35%, 06/01/28 (Call 03/01/28)	1,063	1,029,615
4.90%, 03/15/45(b)	538	479,900
6.63%, 06/15/37	2,091	2,233,846
7.50%, 04/15/32	710	801,663
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(a)	620	650,678
8.00%, 11/15/32 (Call 08/15/32)(a)	1,440	1,609,186
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(a)	1,510	1,445,995
3.70%, 03/15/28 (Call 12/15/27)(a)	1,725	1,615,395
4.50%, 03/04/29 (Call 12/04/28)(a)	1,601	1,538,191
XTO Energy Inc., 6.75%, 08/01/37(b)	662	738,601
		449,236,619
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,830	1,741,443
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,272	1,175,484
3.14%, 11/07/29 (Call 08/07/29)	920	831,005
3.34%, 12/15/27 (Call 09/15/27)	2,293	2,159,972
4.08%, 12/15/47 (Call 06/15/47)(b)	1,808	1,445,842
4.49%, 05/01/30 (Call 02/01/30)(b)	837	804,606
Guara Norte SARL, 5.20%, 06/15/34(a)	236	214,540
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	1,693	1,507,750
3.80%, 11/15/25 (Call 08/15/25)	891	870,324

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
4.50%, 11/15/41 (Call 05/15/41)	$830	$718,877
4.75%, 08/01/43 (Call 02/01/43)	1,468	1,300,059
4.85%, 11/15/35 (Call 05/15/35)	1,205	1,149,551
5.00%, 11/15/45 (Call 05/15/45)	2,238	2,049,356
6.70%, 09/15/38	1,272	1,399,021
7.45%, 09/15/39	1,408	1,671,260
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(b)	953	873,169
3.95%, 12/01/42 (Call 06/01/42)	1,664	1,252,621
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	812	773,205
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)	1,522	1,451,289
4.00%, 12/21/25 (Call 09/21/25)(a)	918	897,813
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	1,039	1,000,386
5.00%, 05/29/27 (Call 04/29/27)(a)(b)	650	645,664
5.00%, 11/15/29 (Call 10/15/29)(a)(b)	650	642,266
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(b)	1,654	1,448,364
4.50%, 05/15/28 (Call 04/15/28)	450	442,269
4.85%, 05/15/33 (Call 02/15/33)	450	440,513
5.00%, 06/01/34 (Call 03/01/34)	650	637,365
		29,544,014
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	60	57,752
4.50%, 05/15/28 (Call 02/15/28)	1,000	966,854
5.63%, 05/26/33 (Call 02/26/33)(b)	695	701,372
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	1,338	1,137,631
2.69%, 05/25/31 (Call 02/25/31)(b)	1,053	879,421
3.10%, 09/15/26 (Call 06/15/26)	670	631,423
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	245	212,625
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,665	1,559,214
1.65%, 01/15/27 (Call 12/15/26)(b)	730	662,259
4.88%, 07/15/26 (Call 07/01/24)(a)	859	844,702
5.50%, 04/15/28 (Call 03/15/28)(b)	590	586,964
5.65%, 01/15/34 (Call 10/15/33)(a)	570	556,467
5.80%, 06/15/31 (Call 04/15/31)(a)	650	646,748
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(a)	1,062	1,038,706
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(a)(b)	1,300	1,130,606
3.25%, 10/01/26 (Call 07/01/26)(a)(b)	690	651,079
Graphic Packaging International LLC, 1.51%,
04/15/26 (Call 03/15/26)(a)	957	884,820
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	895	795,956
3.05%, 10/01/51 (Call 04/01/51)(b)	945	617,250
3.40%, 12/15/27 (Call 09/15/27)	1,106	1,044,301
4.05%, 12/15/49 (Call 06/15/49)	614	478,385
5.70%, 12/01/33 (Call 09/01/33)(b)	400	405,154
Sealed Air Corp., 1.57%, 10/15/26
(Call 09/15/26)(a)	1,183	1,078,668
Silgan Holdings Inc., 1.40%, 04/01/26
(Call 03/01/26)(a)	1,095	1,009,712
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(a)(b)	400	394,679
5.44%, 04/03/34 (Call 01/03/34)(a)	1,200	1,177,846
5.78%, 04/03/54 (Call 10/03/53)(a)	200	196,280
Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	$835	$771,684
2.85%, 02/01/32 (Call 11/01/31)(b)	780	651,523
3.13%, 05/01/30 (Call 02/01/30)	1,255	1,109,727
5.75%, 11/01/40 (Call 05/01/40)	25	24,706
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	430	448,861
WestRock MWV LLC
7.95%, 02/15/31	515	581,550
8.20%, 01/15/30	545	616,034
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(b)	1,137	946,796
3.38%, 09/15/27 (Call 06/15/27)	734	691,683
3.90%, 06/01/28 (Call 03/01/28)	965	915,523
4.00%, 03/15/28 (Call 12/15/27)	933	891,473
4.20%, 06/01/32 (Call 03/01/32)	611	566,906
4.65%, 03/15/26 (Call 01/15/26)	1,179	1,160,703
4.90%, 03/15/29 (Call 12/15/28)(b)	1,069	1,055,944
		30,779,987
Pharmaceuticals — 4.7%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	5,045	4,791,853
3.20%, 05/14/26 (Call 02/14/26)	3,061	2,949,154
3.20%, 11/21/29 (Call 08/21/29)	7,048	6,425,734
4.05%, 11/21/39 (Call 05/21/39)	5,253	4,532,691
4.25%, 11/14/28 (Call 08/14/28)(b)	2,332	2,267,911
4.25%, 11/21/49 (Call 05/21/49)	7,479	6,212,714
4.30%, 05/14/36 (Call 11/14/35)	1,448	1,325,677
4.40%, 11/06/42	3,224	2,833,604
4.45%, 05/14/46 (Call 11/14/45)	2,781	2,413,674
4.50%, 05/14/35 (Call 11/14/34)	3,360	3,149,603
4.55%, 03/15/35 (Call 09/15/34)	2,303	2,169,929
4.63%, 10/01/42 (Call 04/01/42)	495	445,870
4.70%, 05/14/45 (Call 11/14/44)	3,587	3,235,381
4.75%, 03/15/45 (Call 09/15/44)	1,223	1,113,478
4.80%, 03/15/27 (Call 02/15/27)	2,865	2,847,804
4.80%, 03/15/29 (Call 02/15/29)	3,245	3,213,764
4.85%, 06/15/44 (Call 12/15/43)	1,412	1,302,748
4.88%, 11/14/48 (Call 05/14/48)	2,425	2,226,206
4.95%, 03/15/31 (Call 01/15/31)	3,350	3,322,033
5.05%, 03/15/34 (Call 12/15/33)	4,015	3,972,208
5.35%, 03/15/44 (Call 09/15/43)	835	822,059
5.40%, 03/15/54 (Call 09/15/53)	3,750	3,696,714
5.50%, 03/15/64 (Call 09/15/63)(b)	1,400	1,376,313
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	2,005	1,854,882
1.75%, 05/28/28 (Call 03/28/28)	1,238	1,093,757
2.25%, 05/28/31 (Call 02/28/31)	1,305	1,096,761
4.80%, 02/26/27 (Call 01/26/27)	1,565	1,556,322
4.85%, 02/26/29 (Call 01/26/29)	1,875	1,860,926
4.88%, 03/03/28 (Call 02/03/28)	1,670	1,662,050
4.88%, 03/03/33 (Call 12/03/32)(b)	700	690,328
4.90%, 03/03/30 (Call 01/03/30)(b)	995	993,318
4.90%, 02/26/31 (Call 12/26/30)	1,380	1,370,207
5.00%, 02/26/34 (Call 11/26/33)	1,530	1,511,003
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(b)	1,742	1,606,762
1.38%, 08/06/30 (Call 05/06/30)	2,007	1,627,941
2.13%, 08/06/50 (Call 02/06/50)	870	487,702
3.00%, 05/28/51 (Call 11/28/50)(b)	1,460	981,458
3.13%, 06/12/27 (Call 03/12/27)	1,230	1,165,303
3.38%, 11/16/25	2,540	2,474,958

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 01/17/29 (Call 10/17/28)	$1,522	$1,461,571
4.00%, 09/18/42	1,265	1,059,186
4.38%, 11/16/45	1,279	1,108,896
4.38%, 08/17/48 (Call 02/17/48)	911	784,797
6.45%, 09/15/37	2,965	3,288,403
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	294	301,854
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)(b)	593	418,467
4.20%, 07/15/34 (Call 01/15/34)(a)	679	579,089
4.25%, 12/15/25 (Call 10/15/25)(a)	3,307	3,225,767
4.38%, 12/15/28 (Call 09/15/28)(a)	4,027	3,804,072
4.40%, 07/15/44 (Call 01/15/44)(a)	1,272	979,723
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,402	1,166,124
4.65%, 11/15/43 (Call 05/15/43)(a)	300	228,669
4.70%, 07/15/64 (Call 01/15/64)(a)	870	639,211
4.88%, 06/25/48 (Call 12/25/47)(a)	2,690	2,178,980
5.50%, 08/15/25(a)(b)	398	395,630
5.50%, 07/30/35(a)(b)	490	455,844
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(a)	1,570	1,582,886
6.25%, 01/21/29 (Call 12/21/28)(a)	725	736,589
6.38%, 11/21/30 (Call 09/21/30)(a)	1,475	1,508,050
6.50%, 11/21/33 (Call 08/21/33)(a)	1,560	1,596,030
6.88%, 11/21/53 (Call 05/21/53)(a)(b)	1,095	1,135,481
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,602	1,300,674
2.82%, 05/20/30 (Call 02/20/30)	1,306	1,143,177
3.70%, 06/06/27 (Call 03/06/27)	2,583	2,473,142
3.79%, 05/20/50 (Call 11/20/49)(b)	765	576,428
4.30%, 08/22/32 (Call 05/22/32)	850	790,166
4.67%, 06/06/47 (Call 12/06/46)	2,144	1,867,102
4.69%, 02/13/28 (Call 01/13/28)	1,150	1,129,059
4.69%, 12/15/44 (Call 06/15/44)	1,501	1,323,724
4.87%, 02/08/29 (Call 01/08/29)	295	291,125
5.11%, 02/08/34 (Call 11/08/33)	205	199,982
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,399	1,311,709
1.13%, 11/13/27 (Call 09/13/27)	1,533	1,346,286
1.45%, 11/13/30 (Call 08/13/30)	1,911	1,534,110
2.35%, 11/13/40 (Call 05/13/40)	1,103	728,895
2.55%, 11/13/50 (Call 05/13/50)	2,236	1,310,000
2.95%, 03/15/32 (Call 12/15/31)	2,420	2,076,289
3.20%, 06/15/26 (Call 04/15/26)	2,576	2,479,089
3.25%, 02/27/27(b)	540	517,633
3.25%, 08/01/42	800	590,592
3.40%, 07/26/29 (Call 04/26/29)	3,526	3,265,723
3.45%, 11/15/27 (Call 08/15/27)(b)	1,035	984,339
3.55%, 03/15/42 (Call 09/15/41)	1,795	1,395,679
3.70%, 03/15/52 (Call 09/15/51)	2,802	2,047,933
3.90%, 02/20/28 (Call 11/20/27)	1,318	1,268,435
3.90%, 03/15/62 (Call 09/15/61)	1,544	1,112,238
4.13%, 06/15/39 (Call 12/15/38)	2,780	2,404,292
4.25%, 10/26/49 (Call 04/26/49)	4,902	4,004,901
4.35%, 11/15/47 (Call 05/15/47)	1,654	1,379,324
4.50%, 03/01/44 (Call 09/01/43)	200	174,266
4.55%, 02/20/48 (Call 08/20/47)	1,657	1,422,573
4.63%, 05/15/44 (Call 11/15/43)	1,005	891,240
4.90%, 02/22/27 (Call 01/22/27)	650	647,872
4.90%, 02/22/29 (Call 01/22/29)(b)	2,005	1,992,608
4.95%, 02/20/26	925	921,241
5.00%, 08/15/45 (Call 02/15/45)	1,050	974,833
Security	Par (000)	Value

Pharmaceuticals (continued)
5.10%, 02/22/31 (Call 12/22/30)(b)	$1,425	$1,421,755
5.20%, 02/22/34 (Call 11/22/33)	3,245	3,224,041
5.50%, 02/22/44 (Call 08/22/43)	600	593,813
5.55%, 02/22/54 (Call 08/22/53)	3,275	3,224,442
5.65%, 02/22/64 (Call 08/22/63)	2,000	1,954,335
5.75%, 02/01/31 (Call 12/01/30)(b)	1,210	1,251,529
5.88%, 11/15/36	707	729,999
5.90%, 11/15/33 (Call 08/15/33)(b)	1,245	1,300,643
6.25%, 11/15/53 (Call 05/15/53)	1,650	1,777,451
6.40%, 11/15/63 (Call 05/15/63)	1,185	1,292,473
6.80%, 11/15/26	1,040	1,080,665
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,556	1,477,328
3.75%, 09/15/25 (Call 06/15/25)	717	700,982
4.37%, 06/15/47 (Call 12/15/46)	822	662,543
4.50%, 11/15/44 (Call 05/15/44)(b)	592	494,336
4.60%, 03/15/43(b)	465	396,852
4.90%, 09/15/45 (Call 03/15/45)	759	665,545
5.13%, 02/15/29 (Call 01/15/29)	810	804,390
5.45%, 02/15/34 (Call 11/15/33)	370	367,837
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	1,485	1,259,847
2.80%, 05/15/30 (Call 02/15/30)	1,015	888,038
3.45%, 12/15/27 (Call 09/15/27)	1,148	1,083,083
4.25%, 03/01/45 (Call 09/01/44)(b)	530	447,789
4.30%, 12/15/47 (Call 06/15/47)	1,077	886,990
5.13%, 02/15/34 (Call 11/15/33)	305	298,469
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	458	426,027
2.38%, 03/15/31 (Call 12/15/30)	1,890	1,571,742
2.40%, 03/15/30 (Call 12/15/29)	1,725	1,481,053
3.05%, 10/15/27 (Call 07/15/27)	1,048	980,935
3.20%, 03/15/40 (Call 09/15/39)	1,269	937,320
3.40%, 03/01/27 (Call 12/01/26)	1,740	1,660,751
3.40%, 03/15/50 (Call 09/15/49)	1,825	1,242,160
3.40%, 03/15/51 (Call 09/15/50)	2,155	1,464,405
3.88%, 10/15/47 (Call 04/15/47)	1,499	1,134,104
4.38%, 10/15/28 (Call 07/15/28)	4,585	4,431,333
4.50%, 02/25/26 (Call 11/27/25)	1,022	1,007,274
4.80%, 08/15/38 (Call 02/15/38)	2,983	2,727,434
4.80%, 07/15/46 (Call 01/16/46)	1,934	1,704,748
4.90%, 12/15/48 (Call 06/15/48)	3,913	3,442,424
5.00%, 05/15/29 (Call 04/15/29)(b)	995	985,855
5.13%, 05/15/31 (Call 03/15/31)	1,045	1,033,811
5.25%, 02/15/34 (Call 11/15/33)	1,350	1,323,248
5.38%, 02/15/42 (Call 08/15/41)(b)	70	65,270
5.40%, 03/15/33 (Call 12/15/32)(b)	1,405	1,403,234
5.60%, 02/15/54 (Call 08/15/53)(b)	1,385	1,332,889
5.69%, 03/15/26 (Call 06/11/24)	415	415,007
6.13%, 11/15/41	499	521,228
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	3,064	2,702,244
1.75%, 08/21/30 (Call 05/21/30)	1,655	1,335,064
1.88%, 02/28/31 (Call 11/28/30)	1,765	1,404,180
2.13%, 09/15/31 (Call 06/15/31)	1,405	1,119,989
2.70%, 08/21/40 (Call 02/21/40)	1,768	1,172,518
2.88%, 06/01/26 (Call 03/01/26)	2,299	2,185,253
3.00%, 08/15/26 (Call 06/15/26)	1,219	1,157,486
3.25%, 08/15/29 (Call 05/15/29)	2,437	2,200,473
3.63%, 04/01/27 (Call 02/01/27)	1,136	1,086,084
3.75%, 04/01/30 (Call 01/01/30)	2,059	1,879,995

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 07/20/25 (Call 04/20/25)	$2,671	$2,621,017
4.13%, 04/01/40 (Call 10/01/39)	1,471	1,186,237
4.25%, 04/01/50 (Call 10/01/49)	1,130	855,541
4.30%, 03/25/28 (Call 12/25/27)	6,646	6,405,180
4.78%, 03/25/38 (Call 09/25/37)	6,386	5,680,233
4.88%, 07/20/35 (Call 01/20/35)	333	309,290
5.00%, 02/20/26 (Call 01/20/26)	1,945	1,926,436
5.00%, 01/30/29 (Call 12/30/28)(b)	1,435	1,415,630
5.05%, 03/25/48 (Call 09/25/47)	10,544	9,089,193
5.13%, 02/21/30 (Call 12/21/29)	2,120	2,084,730
5.13%, 07/20/45 (Call 01/20/45)	4,653	4,107,312
5.25%, 01/30/31 (Call 11/30/30)	1,050	1,034,022
5.25%, 02/21/33 (Call 11/21/32)	2,345	2,279,520
5.30%, 06/01/33 (Call 03/01/33)	1,720	1,673,690
5.30%, 12/05/43 (Call 06/05/43)	400	364,362
5.40%, 06/01/29 (Call 05/01/29)(b)	1,680	1,678,047
5.55%, 06/01/31 (Call 04/01/31)	1,650	1,645,449
5.63%, 02/21/53 (Call 08/21/52)	1,720	1,595,109
5.70%, 06/01/34 (Call 03/01/34)(b)	1,650	1,642,014
5.88%, 06/01/53 (Call 12/01/52)	1,755	1,682,363
6.00%, 06/01/44 (Call 12/01/43)	1,650	1,623,309
6.00%, 06/01/63 (Call 12/01/62)	1,130	1,085,540
6.05%, 06/01/54 (Call 12/01/53)	1,650	1,617,862
6.13%, 09/15/39	588	587,601
6.25%, 06/01/27	640	656,589
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(b)	2,258	1,301,989
2.50%, 09/15/60 (Call 03/15/60)	1,177	656,316
2.75%, 06/01/25 (Call 03/01/25)	952	929,325
3.10%, 05/15/27 (Call 02/15/27)	716	682,278
3.38%, 03/15/29 (Call 12/15/28)	1,608	1,510,174
3.70%, 03/01/45 (Call 09/01/44)	870	693,161
3.95%, 05/15/47 (Call 11/15/46)	76	62,817
3.95%, 03/15/49 (Call 09/15/48)	915	740,268
4.15%, 03/15/59 (Call 09/15/58)(b)	740	598,751
4.50%, 02/09/27 (Call 01/09/27)	1,370	1,355,901
4.50%, 02/09/29 (Call 01/09/29)	1,485	1,463,935
4.70%, 02/27/33 (Call 11/27/32)	1,140	1,114,010
4.70%, 02/09/34 (Call 11/09/33)	1,830	1,778,635
4.88%, 02/27/53 (Call 08/27/52)	1,982	1,839,635
4.95%, 02/27/63 (Call 08/27/62)	1,365	1,259,944
5.00%, 02/09/54 (Call 08/09/53)	1,525	1,447,344
5.10%, 02/09/64 (Call 08/09/63)	1,485	1,406,148
5.50%, 03/15/27(b)	260	264,522
5.55%, 03/15/37(b)	255	267,439
5.95%, 11/15/37(b)	400	426,168
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(b)	2,779	2,678,257
4.20%, 03/18/43	870	749,102
5.38%, 04/15/34(b)	775	804,309
6.38%, 05/15/38	3,693	4,077,842
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	1,279	1,193,611
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	1,372	1,297,904
0.95%, 09/01/27 (Call 07/01/27)	2,821	2,501,316
1.30%, 09/01/30 (Call 06/01/30)	1,891	1,546,211
2.10%, 09/01/40 (Call 03/01/40)(b)	1,510	1,002,084
2.25%, 09/01/50 (Call 03/01/50)(b)	905	533,151
2.45%, 03/01/26 (Call 12/01/25)	2,623	2,511,521
2.45%, 09/01/60 (Call 03/01/60)	1,583	883,800
Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 01/15/28 (Call 10/15/27)	$1,595	$1,501,153
2.95%, 03/03/27 (Call 12/03/26)	1,618	1,542,455
3.40%, 01/15/38 (Call 07/15/37)	1,451	1,210,188
3.50%, 01/15/48 (Call 07/15/47)	1,139	867,150
3.55%, 03/01/36 (Call 09/01/35)	1,651	1,431,913
3.63%, 03/03/37 (Call 09/03/36)	1,202	1,039,439
3.70%, 03/01/46 (Call 09/01/45)	2,646	2,114,103
3.75%, 03/03/47 (Call 09/03/46)	1,548	1,240,536
4.38%, 12/05/33 (Call 06/05/33)(b)	1,242	1,208,662
4.50%, 09/01/40	750	702,823
4.50%, 12/05/43 (Call 06/05/43)(b)	785	728,603
4.80%, 06/01/29 (Call 05/01/29)	1,400	1,403,660
4.85%, 05/15/41(b)	419	407,555
4.90%, 06/01/31 (Call 04/01/31)	1,300	1,301,832
4.95%, 05/15/33(b)	711	723,103
4.95%, 06/01/34 (Call 03/01/34)(b)	1,300	1,301,632
5.25%, 06/01/54 (Call 12/01/53)	800	796,253
5.85%, 07/15/38(b)	916	987,151
5.95%, 08/15/37	1,322	1,434,986
6.95%, 09/01/29(b)	460	509,287
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(b)	761	712,288
1.30%, 08/15/26 (Call 07/15/26)(b)	1,075	987,484
3.95%, 02/16/28 (Call 11/16/27)	682	654,452
4.88%, 03/15/44 (Call 09/15/43)(b)	657	578,067
4.90%, 07/15/28 (Call 06/15/28)(b)	460	457,221
5.10%, 07/15/33 (Call 04/15/33)	430	428,089
5.25%, 02/15/26 (Call 07/01/24)(b)	370	368,667
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,143	1,123,573
4.60%, 06/01/44 (Call 12/01/43)	555	482,526
5.90%, 11/01/39	365	370,715
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(b)	1,458	1,356,221
1.45%, 06/24/30 (Call 03/24/30)	725	592,662
1.70%, 06/10/27 (Call 05/10/27)	2,259	2,056,169
1.90%, 12/10/28 (Call 10/10/28)	1,627	1,435,541
2.15%, 12/10/31 (Call 09/10/31)	2,765	2,284,904
2.35%, 06/24/40 (Call 12/24/39)	718	486,975
2.45%, 06/24/50 (Call 12/24/49)	1,851	1,093,134
2.75%, 12/10/51 (Call 06/10/51)	2,853	1,771,682
2.90%, 12/10/61 (Call 06/10/61)	1,895	1,128,988
3.40%, 03/07/29 (Call 12/07/28)	2,478	2,323,556
3.60%, 09/15/42 (Call 03/15/42)	927	728,635
3.70%, 02/10/45 (Call 08/10/44)	2,676	2,095,005
3.90%, 03/07/39 (Call 09/07/38)	1,611	1,381,337
4.00%, 03/07/49 (Call 09/07/48)	2,107	1,689,828
4.05%, 05/17/28 (Call 04/17/28)(b)	350	341,078
4.15%, 05/18/43	1,754	1,489,755
4.30%, 05/17/30 (Call 03/17/30)(b)	1,590	1,538,978
4.50%, 05/17/33 (Call 02/17/33)(b)	935	898,643
4.90%, 05/17/44 (Call 11/17/43)	1,220	1,137,949
5.00%, 05/17/53 (Call 11/17/52)	1,970	1,842,018
5.15%, 05/17/63 (Call 11/17/62)	1,365	1,288,769
6.50%, 12/01/33	1,095	1,209,741
6.55%, 09/15/37	520	580,939
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(b)	223	236,913
5.85%, 06/30/39(b)	280	289,352
5.95%, 12/01/28	770	803,067
6.40%, 03/01/28(b)	745	782,876

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	$1,349	$1,294,148
5.20%, 04/15/48 (Call 10/15/47)	1,083	872,567
5.40%, 11/29/43 (Call 05/29/43)	686	592,110
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	1,861	1,730,376
2.20%, 08/14/30 (Call 05/14/30)	2,314	1,990,776
2.75%, 08/14/50 (Call 02/14/50)(b)	1,846	1,187,956
3.00%, 11/20/25 (Call 08/20/25)	1,996	1,939,757
3.10%, 05/17/27 (Call 02/17/27)	1,685	1,609,844
3.70%, 09/21/42	1,083	885,787
4.00%, 11/20/45 (Call 05/20/45)	968	807,560
4.40%, 05/06/44	2,777	2,469,662
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	1,775	1,478,282
1.75%, 08/18/31 (Call 05/18/31)	1,383	1,114,004
2.55%, 05/28/40 (Call 11/28/39)	1,316	913,619
2.63%, 04/01/30 (Call 01/01/30)	2,048	1,800,884
2.70%, 05/28/50 (Call 11/28/49)(b)	2,029	1,297,628
2.75%, 06/03/26	1,842	1,762,430
3.00%, 12/15/26	2,317	2,210,286
3.45%, 03/15/29 (Call 12/15/28)	2,593	2,439,159
3.60%, 09/15/28 (Call 06/15/28)(b)	1,518	1,449,708
3.90%, 03/15/39 (Call 09/15/38)	1,243	1,055,571
4.00%, 12/15/36	1,369	1,216,531
4.00%, 03/15/49 (Call 09/15/48)	1,874	1,507,640
4.10%, 09/15/38 (Call 03/15/38)(b)	1,353	1,189,903
4.13%, 12/15/46	1,869	1,546,112
4.20%, 09/15/48 (Call 03/15/48)	1,426	1,181,117
4.30%, 06/15/43	1,206	1,036,275
4.40%, 05/15/44(b)	1,338	1,190,081
5.60%, 09/15/40	877	893,074
7.20%, 03/15/39	2,990	3,524,091
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	4,070	4,013,358
4.45%, 05/19/28 (Call 04/19/28)	5,320	5,206,183
4.65%, 05/19/30 (Call 03/19/30)(b)	3,580	3,501,998
4.75%, 05/19/33 (Call 02/19/33)	6,680	6,458,913
5.11%, 05/19/43 (Call 11/19/42)	3,670	3,482,649
5.30%, 05/19/53 (Call 11/19/52)	7,690	7,351,865
5.34%, 05/19/63 (Call 11/19/62)	4,175	3,923,186
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/01/24)(a)	295	278,807
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	1,741	1,667,935
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	3,626	3,461,106
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	3,065	2,577,649
3.03%, 07/09/40 (Call 01/09/40)	2,105	1,542,912
3.18%, 07/09/50 (Call 01/09/50)	2,945	1,980,017
3.38%, 07/09/60 (Call 01/09/60)(b)	1,236	797,458
5.00%, 11/26/28 (Call 08/26/28)(b)	2,733	2,706,948
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	2,526	2,436,848
5.25%, 06/15/46 (Call 12/15/45)	1,306	1,070,009
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,170	1,119,823
2.30%, 06/22/27 (Call 04/22/27)	1,393	1,264,482
2.70%, 06/22/30 (Call 03/22/30)	1,723	1,450,672
3.85%, 06/22/40 (Call 12/22/39)	2,086	1,522,729
4.00%, 06/22/50 (Call 12/22/49)	2,733	1,843,558
Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC
5.95%, 04/01/37	$2,421	$2,541,522
6.00%, 02/15/36	855	907,178
6.50%, 02/01/34	1,083	1,182,282
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	564	470,990
3.00%, 09/12/27 (Call 06/12/27)(b)	1,144	1,069,149
3.00%, 05/15/50 (Call 11/15/49)	751	490,845
3.90%, 08/20/28 (Call 05/20/28)	1,029	979,679
3.95%, 09/12/47 (Call 03/12/47)(b)	582	458,409
4.45%, 08/20/48 (Call 02/20/48)	464	394,332
4.50%, 11/13/25 (Call 08/13/25)	1,302	1,284,200
4.70%, 02/01/43 (Call 08/01/42)	1,871	1,670,703
5.40%, 11/14/25 (Call 10/14/25)	615	614,625
5.60%, 11/16/32 (Call 08/16/32)	1,005	1,026,228
		513,854,121
Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(a)	775	718,371
4.60%, 11/02/47(a)(b)	2,575	2,269,270
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	835	725,841
3.60%, 09/01/32 (Call 06/01/32)	840	720,754
4.45%, 07/15/27 (Call 04/15/27)	1,083	1,052,905
4.80%, 05/03/29 (Call 02/03/29)	835	813,248
5.63%, 08/01/34 (Call 05/01/34)	820	802,808
5.95%, 06/01/26 (Call 03/01/26)	1,021	1,025,280
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(a)	1,325	1,132,763
3.30%, 01/15/35 (Call 09/15/34)(a)	1,235	1,013,564
3.40%, 01/15/38 (Call 07/15/37)(a)	1,115	899,184
3.70%, 01/15/39 (Call 07/15/38)(a)	1,290	1,040,972
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	970	775,334
3.70%, 11/15/29 (Call 05/18/29)	1,186	1,090,437
5.13%, 06/30/27 (Call 01/01/27)	2,049	2,032,578
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 06/11/24)	750	722,183
5.65%, 04/15/34 (Call 10/15/33)(a)(b)	955	946,999
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	1,843	1,562,007
4.00%, 03/01/31 (Call 03/01/26)(b)	2,115	1,906,154
4.50%, 10/01/29 (Call 10/01/24)	1,660	1,577,538
5.75%, 08/15/34 (Call 02/15/34)(a)	1,300	1,291,330
5.95%, 06/30/33 (Call 12/30/32)	1,806	1,821,967
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(a)	1,097	975,790
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(a)	360	351,557
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	50	41,246
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	825	672,850
6.38%, 08/01/37(a)	10	10,127
7.63%, 04/15/32(a)(b)	205	232,130
Colorado Interstate Gas Co. LLC/Colorado
Interstate Issuing Corp., 4.15%, 08/15/26
(Call 05/15/26)(a)(b)	611	591,695
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,408	1,389,167
5.80%, 06/01/45 (Call 12/01/44)(b)	785	771,090
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/34 (Call 10/15/33)(a)	225	220,650

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.04%, 08/15/28 (Call 07/15/28)(a)	$1,365	$1,389,801
6.06%, 08/15/26 (Call 07/15/26)(a)	950	956,789
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(a)	975	989,340
6.04%, 11/15/33 (Call 08/15/33)(a)(b)	2,135	2,176,191
6.50%, 08/15/43 (Call 02/15/43)(a)	910	948,923
6.54%, 11/15/53 (Call 05/15/53)(a)(b)	1,730	1,833,030
6.71%, 08/15/63 (Call 02/15/63)(a)	800	849,462
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	675	575,494
5.13%, 05/15/29 (Call 02/15/29)	835	822,010
5.38%, 07/15/25 (Call 04/15/25)	204	203,064
5.60%, 04/01/44 (Call 10/01/43)(b)	855	822,825
5.63%, 07/15/27 (Call 04/15/27)(b)	1,175	1,186,040
6.45%, 11/03/36(a)	525	545,032
6.75%, 09/15/37(a)	815	868,175
8.13%, 08/16/30	175	197,659
DT Midstream Inc., 4.30%, 04/15/32
(Call 01/15/32)(a)	1,000	898,459
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	949	843,129
3.90%, 11/15/49 (Call 05/15/49)	501	354,595
4.60%, 12/15/44 (Call 06/15/44)(b)	679	575,016
4.80%, 11/01/43 (Call 05/01/43)	537	467,657
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	425	360,409
4.39%, 11/30/46(a)	515	397,300
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(a)	595	502,955
8.38%, 06/15/32(b)	535	614,958
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	719	684,419
5.88%, 10/15/25 (Call 07/15/25)(b)	524	525,478
7.38%, 10/15/45 (Call 04/15/45)	917	1,052,785
Series B, 7.50%, 04/15/38	710	812,253
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	492	450,696
2.50%, 08/01/33 (Call 05/01/33)	1,520	1,199,733
3.13%, 11/15/29 (Call 08/15/29)	1,520	1,368,191
3.40%, 08/01/51 (Call 02/01/51)(b)	1,370	924,356
3.70%, 07/15/27 (Call 04/15/27)	1,775	1,699,447
4.00%, 11/15/49 (Call 05/15/49)(b)	825	623,289
4.25%, 12/01/26 (Call 09/01/26)	799	777,821
4.50%, 06/10/44 (Call 12/10/43)	909	754,014
5.25%, 04/05/27 (Call 03/05/27)	500	498,926
5.30%, 04/05/29 (Call 03/05/29)	1,285	1,282,561
5.50%, 12/01/46 (Call 06/01/46)	712	676,362
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(d)	975	916,906
5.63%, 04/05/34 (Call 01/05/34)	1,615	1,605,277
5.70%, 03/08/33 (Call 12/08/32)	3,930	3,943,641
5.90%, 11/15/26 (Call 10/15/26)	1,975	1,996,330
5.95%, 04/05/54 (Call 10/05/53)	1,435	1,428,288
6.00%, 11/15/28 (Call 10/15/28)	845	867,324
6.20%, 11/15/30 (Call 09/15/30)	590	616,890
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(d)	1,141	1,087,993
6.70%, 11/15/53 (Call 05/15/53)	1,680	1,839,877
7.38%, 01/15/83 (Call 10/15/27),
(5-year CMT + 3.708%)(b)(d)	390	386,314
Security	Par (000)	Value

Pipelines (continued)
7.63%, 01/15/83 (Call 10/15/32),
(5-year CMT + 4.418%)(d)	$90	$91,129
8.25%, 01/15/84 (Call 10/15/28),
(5-year CMT + 3.785%)(b)(d)	550	570,433
8.50%, 01/15/84 (Call 10/15/33),
(5-year CMT + 4.431%)(b)(d)	540	580,339
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27),
(3-mo. SOFR + 4.152%)(d)	832	803,588
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(d)	883	822,875
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	1,590	1,454,378
3.90%, 07/15/26 (Call 04/15/26)	949	918,152
4.00%, 10/01/27 (Call 07/01/27)	1,174	1,123,874
4.15%, 09/15/29 (Call 06/15/29)	788	743,450
4.20%, 04/15/27 (Call 01/15/27)	797	771,549
4.40%, 03/15/27 (Call 12/15/26)	1,152	1,122,343
4.75%, 01/15/26 (Call 10/15/25)	1,504	1,484,659
4.90%, 03/15/35 (Call 09/15/34)	878	818,285
4.95%, 05/15/28 (Call 02/15/28)	1,157	1,137,301
4.95%, 06/15/28 (Call 03/15/28)	1,525	1,500,356
4.95%, 01/15/43 (Call 07/15/42)(b)	424	362,993
5.00%, 05/15/44 (Call 11/15/43)	655	566,586
5.00%, 05/15/50 (Call 11/15/49)	2,735	2,321,683
5.15%, 02/01/43 (Call 08/01/42)	598	522,472
5.15%, 03/15/45 (Call 09/15/44)	1,310	1,153,582
5.25%, 04/15/29 (Call 01/15/29)	2,205	2,192,232
5.30%, 04/01/44 (Call 10/01/43)	1,038	928,812
5.30%, 04/15/47 (Call 10/15/46)	1,285	1,133,520
5.35%, 05/15/45 (Call 11/15/44)	1,206	1,080,809
5.40%, 10/01/47 (Call 04/01/47)	1,951	1,751,870
5.50%, 06/01/27 (Call 03/01/27)	1,478	1,480,073
5.55%, 02/15/28 (Call 01/15/28)	1,115	1,118,678
5.55%, 05/15/34 (Call 02/15/34)	1,040	1,022,619
5.63%, 05/01/27 (Call 06/17/24)(a)	295	294,087
5.75%, 02/15/33 (Call 11/15/32)	1,900	1,899,715
5.95%, 12/01/25 (Call 09/01/25)	26	26,095
5.95%, 10/01/43 (Call 04/01/43)	697	675,918
5.95%, 05/15/54 (Call 11/15/53)	1,905	1,832,813
6.00%, 02/01/29 (Call 07/01/24)(a)(b)	435	437,286
6.00%, 06/15/48 (Call 12/15/47)	1,360	1,314,559
6.05%, 12/01/26 (Call 11/01/26)(b)	1,545	1,564,660
6.05%, 06/01/41 (Call 12/01/40)	842	829,286
6.10%, 12/01/28 (Call 11/01/28)	765	785,137
6.10%, 02/15/42(b)	452	444,782
6.13%, 12/15/45 (Call 06/15/45)	1,395	1,375,600
6.25%, 04/15/49 (Call 10/15/48)	2,341	2,331,526
6.40%, 12/01/30 (Call 10/01/30)	1,480	1,544,700
6.50%, 02/01/42 (Call 08/01/41)(b)	1,375	1,427,555
6.55%, 12/01/33 (Call 09/01/33)	2,040	2,150,204
6.63%, 10/15/36	620	647,468
6.85%, 02/15/40(b)	170	176,085
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	565	586,564
7.50%, 07/01/38(b)	475	539,123
8.25%, 11/15/29 (Call 08/15/29)	484	540,194
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	815	790,560
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	115	111,886
5.63%, 01/15/28 (Call 07/15/27)(a)	25	24,698
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	175	171,101

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.05%, 04/01/45 (Call 10/01/44)(b)	$305	$249,209
5.45%, 06/01/47 (Call 12/01/46)(b)	410	355,989
5.60%, 04/01/44 (Call 10/01/43)	655	575,023
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,618	1,438,183
3.13%, 07/31/29 (Call 04/30/29)	1,614	1,474,325
3.20%, 02/15/52 (Call 08/15/51)	1,429	949,259
3.30%, 02/15/53 (Call 08/15/52)(b)	1,412	953,259
3.70%, 02/15/26 (Call 11/15/25)	1,351	1,316,782
3.70%, 01/31/51 (Call 07/31/50)	1,386	1,020,305
3.95%, 02/15/27 (Call 11/15/26)	1,125	1,093,550
3.95%, 01/31/60 (Call 07/31/59)	1,381	1,014,379
4.15%, 10/16/28 (Call 07/16/28)	1,832	1,769,207
4.20%, 01/31/50 (Call 07/31/49)	1,929	1,557,009
4.25%, 02/15/48 (Call 08/15/47)	1,767	1,446,834
4.45%, 02/15/43 (Call 08/15/42)	1,909	1,642,982
4.60%, 01/11/27 (Call 12/11/26)(b)	840	830,711
4.80%, 02/01/49 (Call 08/01/48)(b)	1,705	1,510,508
4.85%, 01/31/34 (Call 10/31/33)(b)	760	735,688
4.85%, 08/15/42 (Call 02/15/42)	975	887,586
4.85%, 03/15/44 (Call 09/15/43)	1,611	1,457,953
4.90%, 05/15/46 (Call 11/15/45)	835	755,752
4.95%, 10/15/54 (Call 04/15/54)	627	560,791
5.05%, 01/10/26(b)	1,150	1,146,533
5.10%, 02/15/45 (Call 08/15/44)	1,651	1,540,964
5.35%, 01/31/33 (Call 10/31/32)	1,440	1,445,286
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(d)	868	805,487
5.70%, 02/15/42	902	905,193
5.95%, 02/01/41	785	808,103
6.13%, 10/15/39	1,037	1,085,368
6.45%, 09/01/40	580	625,539
7.55%, 04/15/38	645	758,704
Series D, 6.88%, 03/01/33	752	831,631
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(d)	1,176	1,123,313
Series H, 6.65%, 10/15/34	565	618,346
Series J, 5.75%, 03/01/35	360	359,615
Fermaca Enterprises S de RL de CV, 6.38%,
03/30/38 (Call 09/30/37)(a)	301	296,810
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(a)	1,235	1,015,743
4.32%, 12/30/39 (Call 06/30/39)(a)(b)	945	681,595
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	832	715,406
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)	1,045	839,685
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	945	811,829
4.35%, 07/15/25 (Call 04/15/25)(a)	840	826,559
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	140	130,794
2.16%, 03/31/34(a)	2,002	1,695,585
2.63%, 03/31/36(a)	100	80,223
2.94%, 09/30/40(a)	128	100,858
3.25%, 09/30/40(a)	1,360	1,013,228
GNL Quintero SA, 4.63%, 07/31/29(a)	485	473,554
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(a)	802	767,909
3.45%, 10/15/27 (Call 08/15/27)(a)	765	718,546
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(a)(b)	1,055	1,067,653
6.51%, 02/23/42(a)	1,000	1,035,354
Security	Par (000)	Value

Pipelines (continued)
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)	$480	$471,868
5.95%, 10/15/45 (Call 04/15/45)(a)	489	428,126
6.19%, 11/01/25(a)	860	861,647
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	729	613,111
5.00%, 08/15/42 (Call 02/15/42)(b)	863	756,881
5.00%, 03/01/43 (Call 09/01/42)	1,105	965,452
5.40%, 09/01/44 (Call 03/01/44)	765	701,381
5.50%, 03/01/44 (Call 09/01/43)	1,248	1,151,505
5.63%, 09/01/41	529	496,688
5.80%, 03/15/35	790	789,733
6.38%, 03/01/41(b)	855	867,966
6.50%, 02/01/37	763	788,841
6.50%, 09/01/39	862	886,900
6.55%, 09/15/40(b)	614	633,915
6.95%, 01/15/38	1,295	1,402,964
7.30%, 08/15/33	715	794,366
7.40%, 03/15/31(b)	439	481,663
7.50%, 11/15/40(b)	566	633,033
7.75%, 03/15/32	447	500,822
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	175	160,654
2.00%, 02/15/31 (Call 11/15/30)	1,055	858,556
3.25%, 08/01/50 (Call 02/01/50)	760	485,608
3.60%, 02/15/51 (Call 08/15/50)	1,236	846,178
4.30%, 06/01/25 (Call 03/01/25)	1,780	1,756,078
4.30%, 03/01/28 (Call 12/01/27)	1,432	1,388,743
4.80%, 02/01/33 (Call 11/01/32)	973	915,336
5.00%, 02/01/29 (Call 01/01/29)	1,395	1,374,114
5.05%, 02/15/46 (Call 08/15/45)	421	367,479
5.20%, 06/01/33 (Call 03/01/33)	1,320	1,274,200
5.20%, 03/01/48 (Call 09/01/47)	1,011	895,721
5.30%, 12/01/34 (Call 06/01/34)	1,252	1,212,768
5.40%, 02/01/34 (Call 11/01/33)	1,205	1,179,070
5.45%, 08/01/52 (Call 02/01/52)	1,105	1,013,261
5.55%, 06/01/45 (Call 12/01/44)	2,328	2,184,988
7.75%, 01/15/32	1,396	1,568,572
7.80%, 08/01/31	858	971,707
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29 (Call 01/01/29)(a)(b)	710	685,266
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	2,288	2,142,203
2.65%, 08/15/30 (Call 05/15/30)	1,975	1,686,977
4.00%, 03/15/28 (Call 12/15/27)	1,937	1,848,508
4.13%, 03/01/27 (Call 12/01/26)	1,777	1,721,755
4.25%, 12/01/27 (Call 09/01/27)	1,292	1,248,698
4.50%, 04/15/38 (Call 10/15/37)	2,437	2,119,933
4.70%, 04/15/48 (Call 10/15/47)	2,060	1,707,544
4.80%, 02/15/29 (Call 11/15/28)	1,201	1,175,738
4.88%, 06/01/25 (Call 03/01/25)	1,180	1,170,522
4.90%, 04/15/58 (Call 10/15/57)	573	470,615
4.95%, 09/01/32 (Call 06/01/32)	1,230	1,170,628
4.95%, 03/14/52 (Call 09/14/51)(b)	2,138	1,820,545
5.00%, 03/01/33 (Call 12/01/32)	1,375	1,306,511
5.20%, 03/01/47 (Call 09/01/46)(b)	1,366	1,227,599
5.20%, 12/01/47 (Call 06/01/47)	796	709,870
5.50%, 06/01/34 (Call 03/01/34)	985	963,426
5.50%, 02/15/49 (Call 08/15/48)	2,095	1,938,799
5.65%, 03/01/53 (Call 09/01/52)	490	462,723

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)	$630	$535,112
4.88%, 08/15/27 (Call 02/15/27)(a)	1,421	1,384,081
7.77%, 12/15/37(a)	642	734,407
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	865	579,799
4.10%, 09/15/42 (Call 03/15/42)(a)	415	322,262
4.30%, 01/15/49 (Call 07/15/48)(a)(b)	975	775,486
5.63%, 02/01/54 (Call 08/01/53)(a)(b)	780	764,734
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	595	574,841
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	515	493,296
3.10%, 03/15/30 (Call 12/15/29)	960	850,784
3.25%, 06/01/30 (Call 03/01/30)	640	572,210
3.40%, 09/01/29 (Call 06/01/29)	766	698,150
3.95%, 03/01/50 (Call 09/01/49)	730	531,423
4.00%, 07/13/27 (Call 04/13/27)	695	669,005
4.20%, 12/01/42 (Call 06/01/42)	186	144,029
4.20%, 03/15/45 (Call 09/15/44)	360	270,767
4.20%, 10/03/47 (Call 04/03/47)	952	732,728
4.25%, 09/15/46 (Call 03/15/46)	750	586,183
4.35%, 03/15/29 (Call 12/15/28)	1,179	1,130,626
4.45%, 09/01/49 (Call 03/01/49)	680	537,319
4.50%, 03/15/50 (Call 09/15/49)	745	592,997
4.55%, 07/15/28 (Call 04/15/28)	1,194	1,159,283
4.85%, 02/01/49 (Call 08/01/48)	665	564,243
4.95%, 07/13/47 (Call 01/06/47)	1,184	1,012,312
5.00%, 03/01/26 (Call 12/01/25)(b)	1,063	1,053,760
5.15%, 10/15/43 (Call 04/15/43)	601	539,966
5.20%, 07/15/48 (Call 01/15/48)	1,389	1,229,731
5.55%, 11/01/26 (Call 10/01/26)	1,360	1,363,385
5.65%, 11/01/28 (Call 10/01/28)	1,104	1,115,969
5.80%, 11/01/30 (Call 09/01/30)	820	834,962
5.85%, 01/15/26 (Call 12/15/25)	935	938,853
6.00%, 06/15/35(b)	780	788,432
6.05%, 09/01/33 (Call 06/01/33)	1,660	1,699,250
6.10%, 11/15/32 (Call 08/15/32)(b)	1,340	1,380,754
6.35%, 01/15/31 (Call 10/15/30)	936	976,078
6.40%, 05/01/37(b)	400	408,887
6.63%, 09/01/53 (Call 03/01/53)	1,705	1,823,295
7.15%, 01/15/51 (Call 07/15/50)(b)	634	701,328
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	744	745,963
6.20%, 09/15/43 (Call 03/15/43)	370	374,720
6.65%, 10/01/36	794	832,284
6.85%, 10/15/37	680	729,385
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	335	351,485
Plains All American Pipeline LP/PAA
Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	1,467	1,332,996
3.80%, 09/15/30 (Call 06/15/30)	1,045	950,744
4.30%, 01/31/43 (Call 07/31/42)	504	400,744
4.50%, 12/15/26 (Call 09/15/26)(b)	1,235	1,207,236
4.65%, 10/15/25 (Call 07/15/25)	1,454	1,436,206
4.70%, 06/15/44 (Call 12/15/43)	689	570,875
4.90%, 02/15/45 (Call 08/15/44)	784	665,968
5.15%, 06/01/42 (Call 12/01/41)	1,082	954,984
6.65%, 01/15/37	780	820,097
QazaqGaz NC JSC, 4.38%, 09/26/27(a)	340	319,324

Security	Par (000)	Value

Pipelines (continued)
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)	$1,235	$1,186,177
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	642	580,192
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	625	529,204
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	2,386	2,298,997
4.50%, 05/15/30 (Call 11/15/29)	2,961	2,828,199
5.00%, 03/15/27 (Call 09/15/26)	1,955	1,938,695
5.88%, 06/30/26 (Call 12/31/25)(b)	2,258	2,266,991
5.90%, 09/15/37 (Call 03/15/37)	840	860,613
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	1,148	941,861
8.00%, 03/01/32(b)	442	497,500
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	950	906,529
4.50%, 03/15/45 (Call 09/15/44)	1,034	847,272
5.95%, 09/25/43 (Call 03/25/43)	563	556,724
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	1,300	1,166,541
4.95%, 04/15/52 (Call 10/15/51)	1,190	1,012,112
5.20%, 07/01/27 (Call 06/01/27)(b)	1,520	1,514,166
6.13%, 03/15/33 (Call 12/15/32)	820	841,887
6.15%, 03/01/29 (Call 02/01/29)	635	654,048
6.25%, 07/01/52 (Call 01/01/52)	698	703,713
6.50%, 03/30/34 (Call 12/30/33)	980	1,034,373
6.50%, 02/15/53 (Call 08/15/52)	1,205	1,260,185
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	1,492	1,333,626
4.88%, 02/01/31 (Call 02/01/26)	1,506	1,430,250
5.00%, 01/15/28 (Call 07/01/24)	883	861,027
5.50%, 03/01/30 (Call 03/01/25)	1,424	1,404,165
6.50%, 07/15/27 (Call 07/01/24)	1,433	1,441,625
6.88%, 01/15/29 (Call 07/01/24)	670	688,783
TC PipeLines LP, 3.90%, 05/25/27
(Call 02/25/27)(b)	1,246	1,191,428
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)	1,446	1,255,475
7.00%, 03/15/27(b)	515	537,372
7.00%, 10/15/28	1,238	1,309,121
7.63%, 04/01/37(b)	315	355,699
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(a)(b)	760	713,453
4.15%, 01/15/48 (Call 07/15/47)(a)	685	529,337
7.00%, 07/15/32	705	766,696
TMS Issuer Sarl, 5.78%, 08/23/32(a)	1,060	1,072,555
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(b)	1,585	1,316,025
4.10%, 04/15/30 (Call 01/15/30)(b)	1,711	1,605,020
4.25%, 05/15/28 (Call 02/15/28)	2,055	1,977,772
4.63%, 03/01/34 (Call 12/01/33)	1,585	1,472,486
4.75%, 05/15/38 (Call 11/15/37)	355	322,104
4.88%, 01/15/26 (Call 10/15/25)(b)	1,392	1,378,608
4.88%, 05/15/48 (Call 11/15/47)	1,547	1,349,607
5.00%, 10/16/43 (Call 04/16/43)	1,013	904,102
5.10%, 03/15/49 (Call 09/15/48)(b)	1,334	1,206,356
5.60%, 03/31/34(b)	555	549,294
5.85%, 03/15/36	659	661,064
6.10%, 06/01/40	1,025	1,038,566
6.20%, 03/09/26 (Call 06/17/24)	1,255	1,255,022
6.20%, 10/15/37	1,575	1,615,435

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.25%, 08/15/38	$1,100	$1,237,894
7.63%, 01/15/39(b)	1,555	1,802,243
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3-mo. LIBOR US + 3.208%)(b)(d)	1,627	1,511,808
5.50%, 09/15/79 (Call 09/15/29),
(1-day SOFR + 4.416%)(d)	1,084	991,302
5.60%, 03/07/82 (Call 12/07/31),
(5-year CMT + 3.986%)(b)(d)	975	877,934
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3-mo. LIBOR US + 4.640%)(d)	935	913,754
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,336	1,195,545
3.95%, 05/15/50 (Call 11/15/49)	790	599,196
4.00%, 03/15/28 (Call 12/15/27)	763	730,275
4.45%, 08/01/42 (Call 02/01/42)	481	417,306
4.60%, 03/15/48 (Call 09/15/47)	876	747,024
5.40%, 08/15/41 (Call 02/15/41)	555	539,854
7.85%, 02/01/26 (Call 11/01/25)	1,695	1,745,972
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28 (Call 08/01/28)(a)(b)	535	521,791
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	529	514,530
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)(b)	225	220,646
4.05%, 02/01/30 (Call 11/01/29)	1,345	1,244,977
4.50%, 03/01/28 (Call 12/01/27)	490	472,010
4.65%, 07/01/26 (Call 04/01/26)	380	371,330
4.75%, 08/15/28 (Call 05/15/28)	1,085	1,055,657
5.25%, 02/01/50 (Call 08/01/49)	1,315	1,142,092
5.30%, 03/01/48 (Call 09/01/47)	1,135	975,506
5.45%, 04/01/44 (Call 10/01/43)	965	866,406
5.50%, 08/15/48 (Call 02/15/48)	575	498,839
6.15%, 04/01/33 (Call 01/01/33)	595	603,816
6.35%, 01/15/29 (Call 12/15/28)	535	550,039
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,935	1,626,729
3.50%, 11/15/30 (Call 08/15/30)(b)	1,192	1,073,184
3.50%, 10/15/51 (Call 04/15/51)	895	619,892
3.75%, 06/15/27 (Call 03/15/27)	2,037	1,947,344
4.00%, 09/15/25 (Call 06/15/25)	1,022	1,001,649
4.65%, 08/15/32 (Call 05/15/32)	1,030	976,038
4.85%, 03/01/48 (Call 09/01/47)	1,061	915,969
4.90%, 03/15/29 (Call 02/15/29)	1,010	992,194
4.90%, 01/15/45 (Call 07/15/44)	687	601,067
5.10%, 09/15/45 (Call 03/15/45)	1,344	1,219,616
5.15%, 03/15/34 (Call 12/15/33)	1,250	1,213,405
5.30%, 08/15/28 (Call 07/15/28)(b)	1,650	1,650,650
5.30%, 08/15/52 (Call 02/15/52)	865	798,229
5.40%, 03/02/26	420	419,227
5.40%, 03/04/44 (Call 09/04/43)	846	795,729
5.65%, 03/15/33 (Call 12/15/32)	920	925,264
5.75%, 06/24/44 (Call 12/24/43)	195	191,150
5.80%, 11/15/43 (Call 05/15/43)	575	563,000
6.30%, 04/15/40	1,742	1,804,154
7.75%, 06/15/31(b)	552	606,379
8.75%, 03/15/32	673	796,428
Series A, 7.50%, 01/15/31	502	552,952
		379,243,752
Security	Par (000)	Value

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	$894	$775,252
4.40%, 05/27/26 (Call 02/27/26)(a)	923	902,214
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	1,125	1,107,603
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	590	534,653
Brookfield Finance Inc., 5.97%, 03/04/54
(Call 09/04/53)(b)	1,315	1,314,559
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(a)(b)	735	703,322
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(a)(b)	878	803,306
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43(a)	1,758	1,680,630
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)(b)	933	844,518
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(a)(b)	1,008	939,235
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50 (Call 08/25/49)(a)	830	583,294
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50 (Call 02/25/50)(a)(b)	2,265	1,553,329
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(a)(b)	580	387,463
		12,129,378
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(b)	200	214,932
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	957	788,759
4.88%, 03/01/26 (Call 12/01/25)(b)	871	860,283
5.50%, 04/01/29 (Call 03/01/29)(b)	395	394,696
5.95%, 08/15/34 (Call 05/15/34)	850	857,042
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31 (Call 02/13/31)(a)	280	237,477
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(Call 06/30/26)(a)	1,254	1,193,066
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
06/15/27 (Call 03/15/27)(a)	15	15,569
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	220	230,145
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32 (Call 10/21/31)(a)	375	310,169
3.95%, 01/24/29 (Call 10/24/28)(a)	265	250,965
Ontario Teachers’ Cadillac Fairview
Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)	1,290	1,043,433
3.88%, 03/20/27 (Call 12/20/26)(a)(b)	760	730,393
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	1,195	1,122,754
		8,249,683
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	690	604,286
2.60%, 06/15/33 (Call 03/15/33)	435	339,365
2.90%, 10/01/30 (Call 07/01/30)(b)	200	171,088
4.80%, 10/01/32 (Call 07/01/32)(b)	530	496,847
5.63%, 06/15/34 (Call 03/15/34)	110	108,200
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,301	975,331
2.00%, 05/18/32 (Call 02/18/32)	1,275	993,853
2.75%, 12/15/29 (Call 09/15/29)	585	512,211
2.95%, 03/15/34 (Call 12/15/33)	865	696,736

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 05/18/51 (Call 11/18/50)	$1,137	$687,599
3.38%, 08/15/31 (Call 05/15/31)	1,182	1,038,427
3.55%, 03/15/52 (Call 09/15/51)	1,410	946,519
3.80%, 04/15/26 (Call 02/15/26)	811	785,017
3.95%, 01/15/27 (Call 10/15/26)	590	567,924
3.95%, 01/15/28 (Call 10/15/27)	595	568,601
4.00%, 02/01/50 (Call 08/01/49)	968	714,809
4.30%, 01/15/26 (Call 10/15/25)	645	632,942
4.50%, 07/30/29 (Call 04/30/29)(b)	377	361,846
4.70%, 07/01/30 (Call 04/01/30)	716	687,700
4.75%, 04/15/35 (Call 01/15/35)	638	592,579
4.85%, 04/15/49 (Call 10/15/48)	398	337,470
4.90%, 12/15/30 (Call 09/15/30)(b)	1,027	1,000,742
5.15%, 04/15/53 (Call 10/15/52)(b)	700	617,634
5.25%, 05/15/36 (Call 02/15/36)(b)	395	378,655
5.63%, 05/15/54 (Call 11/15/53)	665	627,303
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	884	724,677
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	796	642,994
3.38%, 07/15/51 (Call 01/15/51)(b)	475	307,285
3.63%, 04/15/32 (Call 01/15/32)	780	675,708
4.25%, 02/15/28 (Call 11/15/27)	790	754,556
4.30%, 04/15/52 (Call 10/15/51)(b)	195	149,739
4.90%, 02/15/29 (Call 11/15/28)	772	750,934
5.50%, 02/01/34 (Call 11/01/33)(b)	565	553,177
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	284	268,964
1.45%, 09/15/26 (Call 08/15/26)	994	908,720
1.50%, 01/31/28 (Call 11/30/27)	1,076	938,079
1.60%, 04/15/26 (Call 03/15/26)	1,011	941,178
1.88%, 10/15/30 (Call 07/15/30)	944	762,338
2.10%, 06/15/30 (Call 03/15/30)	1,073	891,675
2.30%, 09/15/31 (Call 06/15/31)	996	807,119
2.70%, 04/15/31 (Call 01/15/31)	1,157	973,188
2.75%, 01/15/27 (Call 11/15/26)(b)	1,092	1,024,387
2.90%, 01/15/30 (Call 10/15/29)	1,222	1,071,815
2.95%, 01/15/51 (Call 07/15/50)(b)	1,433	889,643
3.10%, 06/15/50 (Call 12/15/49)(b)	1,550	994,739
3.13%, 01/15/27 (Call 10/15/26)	713	674,796
3.38%, 10/15/26 (Call 07/15/26)	1,372	1,308,740
3.55%, 07/15/27 (Call 04/15/27)	1,567	1,484,469
3.60%, 01/15/28 (Call 10/15/27)(b)	1,188	1,116,376
3.65%, 03/15/27 (Call 02/15/27)	955	913,649
3.70%, 10/15/49 (Call 04/15/49)	913	659,788
3.80%, 08/15/29 (Call 05/15/29)	2,031	1,879,453
3.95%, 03/15/29 (Call 12/15/28)	1,082	1,014,687
4.00%, 06/01/25 (Call 03/01/25)	645	634,480
4.05%, 03/15/32 (Call 12/15/31)	635	575,595
4.40%, 02/15/26 (Call 11/15/25)	1,053	1,033,381
5.20%, 02/15/29 (Call 01/15/29)	630	625,286
5.25%, 07/15/28 (Call 06/15/28)	725	722,364
5.45%, 02/15/34 (Call 11/15/33)	835	824,599
5.50%, 03/15/28 (Call 02/15/28)	1,173	1,178,136
5.55%, 07/15/33 (Call 04/15/33)	1,110	1,102,893
5.65%, 03/15/33 (Call 12/15/32)(b)	1,301	1,303,748
5.80%, 11/15/28 (Call 10/15/28)	1,330	1,352,463
5.90%, 11/15/33 (Call 08/15/33)	1,200	1,226,230
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	450	393,165
2.05%, 01/15/32 (Call 10/15/31)(b)	1,065	865,443
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.30%, 03/01/30 (Call 12/01/29)	$910	$782,047
2.45%, 01/15/31 (Call 10/17/30)	615	520,736
2.90%, 10/15/26 (Call 07/15/26)(b)	65	61,514
2.95%, 05/11/26 (Call 02/11/26)	1,013	968,248
3.20%, 01/15/28 (Call 10/15/27)	601	562,635
3.30%, 06/01/29 (Call 03/01/29)	663	606,572
3.35%, 05/15/27 (Call 02/15/27)	542	515,557
3.45%, 06/01/25 (Call 03/03/25)	602	590,129
3.50%, 11/15/25 (Call 08/15/25)	304	296,696
3.90%, 10/15/46 (Call 04/15/46)(b)	402	312,969
4.15%, 07/01/47 (Call 01/01/47)	314	251,810
4.35%, 04/15/48 (Call 10/18/47)	372	304,676
5.00%, 02/15/33 (Call 11/15/32)	394	382,196
5.30%, 12/07/33 (Call 09/07/33)	370	366,222
5.35%, 06/01/34 (Call 03/01/34)	235	233,297
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(b)	1,457	1,077,104
2.55%, 04/01/32 (Call 01/01/32)(b)	1,531	1,192,892
2.75%, 10/01/26 (Call 07/01/26)	1,606	1,497,077
2.90%, 03/15/30 (Call 12/15/29)	1,265	1,070,277
3.25%, 01/30/31 (Call 10/30/30)	1,567	1,320,898
3.40%, 06/21/29 (Call 03/21/29)	960	848,721
3.65%, 02/01/26 (Call 11/03/25)(b)	1,806	1,738,876
4.50%, 12/01/28 (Call 09/01/28)	1,484	1,396,268
6.50%, 01/15/34 (Call 10/15/33)(b)	500	507,934
6.75%, 12/01/27 (Call 11/01/27)	1,195	1,228,578
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	315	279,265
2.50%, 08/16/31 (Call 05/16/31)	500	408,416
3.90%, 03/15/27 (Call 12/15/26)	727	694,852
4.05%, 07/01/30 (Call 04/01/30)	1,433	1,319,215
4.13%, 06/15/26 (Call 03/15/26)	645	625,965
4.13%, 05/15/29 (Call 02/15/29)	888	832,783
5.50%, 02/15/34 (Call 11/15/33)	335	326,849
5.75%, 02/15/35 (Call 11/15/34)(b)	100	99,081
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	710	563,455
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,032	904,313
3.15%, 07/01/29 (Call 04/01/29)	689	622,686
3.35%, 11/01/49 (Call 05/01/49)(b)	402	279,516
4.10%, 10/15/28 (Call 07/15/28)	570	546,245
4.90%, 01/15/34 (Call 10/15/33)	420	400,000
5.85%, 11/03/26 (Call 10/03/26)	600	606,938
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)(b)	685	579,413
2.25%, 03/15/26 (Call 02/15/26)	645	607,100
2.75%, 04/15/31 (Call 01/15/31)	560	460,797
2.90%, 12/01/33 (Call 09/01/33)	725	566,339
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	1,757	1,601,066
1.35%, 07/15/25 (Call 06/15/25)	614	585,160
2.10%, 04/01/31 (Call 01/01/31)	1,352	1,088,007
2.25%, 01/15/31 (Call 10/15/30)	1,276	1,044,810
2.50%, 07/15/31 (Call 04/15/31)	955	784,820
2.90%, 03/15/27 (Call 02/15/27)	1,104	1,032,482
2.90%, 04/01/41 (Call 10/01/40)(b)	1,840	1,271,736
3.10%, 11/15/29 (Call 08/15/29)	959	853,713
3.25%, 01/15/51 (Call 07/15/50)(b)	1,347	889,576
3.30%, 07/01/30 (Call 04/01/30)	1,075	950,816
3.65%, 09/01/27 (Call 06/01/27)	1,730	1,640,595

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.70%, 06/15/26 (Call 03/15/26)	$963	$929,179
3.80%, 02/15/28 (Call 11/15/27)	1,500	1,415,118
4.00%, 03/01/27 (Call 12/01/26)	912	877,908
4.00%, 11/15/49 (Call 05/15/49)	602	457,258
4.15%, 07/01/50 (Call 01/01/50)	668	519,536
4.30%, 02/15/29 (Call 11/15/28)(b)	933	887,479
4.45%, 02/15/26 (Call 11/15/25)	1,546	1,517,991
4.75%, 05/15/47 (Call 11/15/46)(b)	586	497,411
4.80%, 09/01/28 (Call 08/01/28)	835	814,671
5.00%, 01/11/28 (Call 12/11/27)	1,722	1,694,532
5.10%, 05/01/33 (Call 02/01/33)	1,027	985,890
5.20%, 02/15/49 (Call 08/15/48)(b)	523	473,071
5.60%, 06/01/29 (Call 05/01/29)(b)	1,069	1,075,507
5.80%, 03/01/34 (Call 12/01/33)	780	785,149
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(b)	615	491,300
2.25%, 12/15/28 (Call 10/15/28)	717	628,083
2.50%, 02/15/32 (Call 11/15/31)(b)	650	526,133
3.00%, 02/15/30 (Call 11/15/29)(b)	531	465,359
3.13%, 09/01/26 (Call 06/01/26)	972	922,643
4.00%, 11/15/25 (Call 08/15/25)	611	595,082
4.38%, 02/15/29 (Call 11/15/28)	590	562,310
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	1,442	1,327,424
3.70%, 08/15/27 (Call 05/15/27)	1,487	1,415,579
4.45%, 07/15/28 (Call 04/15/28)(b)	965	932,286
5.55%, 01/15/28 (Call 12/15/27)	1,215	1,222,412
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	721	592,951
3.95%, 01/15/28 (Call 10/15/27)	412	393,127
4.30%, 03/15/27 (Call 12/15/26)	798	777,618
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	435	361,203
3.75%, 08/15/29 (Call 05/15/29)(b)	545	485,020
4.50%, 06/01/27 (Call 03/01/27)	355	338,054
4.75%, 12/15/26 (Call 09/15/26)	300	289,732
4.95%, 04/15/28 (Call 01/15/28)	330	315,101
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 (Call 03/15/34)	650	642,426
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,124	1,059,487
1.25%, 07/15/25 (Call 06/15/25)	597	568,497
1.45%, 05/15/26 (Call 04/15/26)	1,155	1,067,820
1.55%, 03/15/28 (Call 01/15/28)	991	863,052
1.80%, 07/15/27 (Call 05/15/27)	950	853,505
2.00%, 05/15/28 (Call 03/15/28)	850	747,376
2.15%, 07/15/30 (Call 04/15/30)	1,195	990,947
2.50%, 05/15/31 (Call 02/15/31)	1,821	1,511,702
2.90%, 11/18/26 (Call 09/18/26)	62	58,285
2.95%, 09/15/51 (Call 03/15/51)(b)	834	514,353
3.00%, 07/15/50 (Call 01/15/50)	856	539,658
3.20%, 11/18/29 (Call 08/18/29)(b)	1,977	1,770,920
3.40%, 02/15/52 (Call 08/15/51)	641	435,410
3.90%, 04/15/32 (Call 01/15/32)(b)	1,270	1,145,826
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	810	651,071
2.50%, 02/15/30 (Call 11/15/29)	980	848,636
2.85%, 11/01/26 (Call 08/01/26)	755	713,750
3.00%, 07/01/29 (Call 04/01/29)	900	813,618
3.25%, 08/01/27 (Call 05/01/27)	465	438,282
3.38%, 06/01/25 (Call 03/01/25)	420	410,873
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 03/01/28 (Call 12/01/27)	$657	$619,895
4.00%, 08/01/47 (Call 02/01/47)(b)	135	103,476
4.15%, 12/01/28 (Call 09/01/28)	803	772,257
4.50%, 07/01/44 (Call 01/01/44)	1,024	861,856
4.50%, 06/01/45 (Call 12/01/44)(b)	525	440,119
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)(b)	572	465,729
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	580	455,619
1.70%, 03/01/28 (Call 01/01/28)	400	349,013
2.55%, 06/15/31 (Call 03/15/31)	205	169,015
2.65%, 03/15/32 (Call 12/15/31)	628	512,920
2.65%, 09/01/50 (Call 03/01/50)	485	273,890
3.00%, 01/15/30 (Call 10/15/29)	682	599,925
3.38%, 04/15/26 (Call 01/15/26)	723	695,187
3.63%, 05/01/27 (Call 02/01/27)(b)	586	559,263
4.00%, 03/01/29 (Call 12/01/28)	851	798,458
4.50%, 03/15/48 (Call 09/15/47)	375	306,933
5.50%, 04/01/34 (Call 01/01/34)	460	451,967
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	554	453,591
2.35%, 03/15/32 (Call 12/15/31)	1,130	895,463
2.40%, 10/15/31 (Call 07/15/31)	765	623,113
2.55%, 06/01/31 (Call 03/01/31)	425	350,877
3.50%, 07/01/26 (Call 04/01/26)	1,094	1,049,155
3.88%, 12/15/27 (Call 09/15/27)	783	743,908
3.90%, 04/01/29 (Call 02/01/29)	180	168,754
4.00%, 06/15/29 (Call 03/15/29)(b)	667	623,952
5.40%, 02/01/34 (Call 11/01/33)	505	491,133
5.50%, 07/01/30 (Call 05/01/30)	505	505,155
5.70%, 04/01/28 (Call 03/01/28)	535	540,766
5.90%, 01/15/31 (Call 11/15/30)	275	279,914
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	652	606,368
3.20%, 06/15/29 (Call 03/15/29)	320	288,486
3.25%, 07/15/27 (Call 04/15/27)	845	794,481
3.50%, 06/01/30 (Call 03/01/30)	634	570,589
3.63%, 08/01/46 (Call 02/01/46)(b)	444	291,980
4.50%, 12/01/44 (Call 06/01/44)	588	480,464
5.38%, 05/01/28 (Call 04/01/28)	450	449,283
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	1,195	991,676
4.00%, 01/15/30 (Call 10/15/29)	1,392	1,261,223
4.00%, 01/15/31 (Call 10/15/30)	953	846,167
5.25%, 06/01/25 (Call 03/01/25)	1,011	1,003,416
5.30%, 01/15/29 (Call 10/15/28)	960	939,613
5.38%, 04/15/26 (Call 01/15/26)	1,394	1,380,985
5.75%, 06/01/28 (Call 03/03/28)	879	875,648
6.75%, 12/01/33 (Call 09/01/33)(b)	490	508,865
Goodman U.S. Finance Five LLC, 4.63%,
05/04/32 (Call 02/04/32)(a)	125	114,132
Goodman U.S. Finance Four LLC, 4.50%,
10/15/37 (Call 04/15/37)(a)	415	349,403
Goodman U.S. Finance Three LLC, 3.70%,
03/15/28 (Call 12/15/27)(a)(b)	867	802,896
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	677	531,799
2.05%, 03/15/31 (Call 12/15/30)	688	529,004
2.40%, 03/15/30 (Call 12/15/29)	630	514,615
3.10%, 02/15/30 (Call 11/15/29)	789	685,089
3.50%, 08/01/26 (Call 05/01/26)	813	773,729

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 01/15/28 (Call 10/15/27)(b)	$701	$643,539
3.75%, 07/01/27 (Call 04/01/27)	861	812,110
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	1,068	964,471
2.13%, 12/01/28 (Call 10/01/28)(b)	767	673,432
2.88%, 01/15/31 (Call 10/15/30)	963	825,750
3.00%, 01/15/30 (Call 10/15/29)	811	715,734
3.25%, 07/15/26 (Call 05/15/26)	1,125	1,074,193
3.50%, 07/15/29 (Call 04/15/29)	565	519,256
4.00%, 06/01/25 (Call 03/01/25)(b)	582	572,100
5.25%, 12/15/32 (Call 09/15/32)(b)	985	965,686
6.75%, 02/01/41 (Call 08/01/40)(b)	397	433,734
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	635	503,844
3.05%, 02/15/30 (Call 11/15/29)	573	482,818
3.88%, 03/01/27 (Call 12/01/26)	190	179,449
4.13%, 03/15/28 (Call 12/15/27)(b)	492	460,532
4.20%, 04/15/29 (Call 01/15/29)(b)	559	510,252
7.65%, 02/01/34 (Call 11/01/33)	30	32,168
Host Hotels & Resorts LP
5.70%, 07/01/34 (Call 04/01/34)	450	441,047
Series E, 4.00%, 06/15/25 (Call 03/15/25)	705	691,594
Series F, 4.50%, 02/01/26 (Call 11/01/25)	664	649,724
Series H, 3.38%, 12/15/29 (Call 09/15/29)	556	493,949
Series I, 3.50%, 09/15/30 (Call 06/15/30)	656	578,725
Series J, 2.90%, 12/15/31 (Call 09/15/31)	815	675,466
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	926	726,808
2.30%, 11/15/28 (Call 09/15/28)	845	743,462
2.70%, 01/15/34 (Call 10/15/33)	600	471,125
4.15%, 04/15/32 (Call 01/15/32)(b)	715	650,674
5.45%, 08/15/30 (Call 06/15/30)(b)	635	632,705
5.50%, 08/15/33 (Call 05/15/33)	570	562,630
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	788	587,258
2.65%, 11/15/33 (Call 08/15/33)(b)	720	526,892
3.05%, 02/15/30 (Call 11/15/29)	817	687,913
4.25%, 08/15/29 (Call 05/15/29)	720	648,447
4.38%, 10/01/25 (Call 07/01/25)	410	401,080
4.75%, 12/15/28 (Call 09/15/28)	620	584,887
6.25%, 01/15/36 (Call 10/15/35)(b)	240	230,331
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	518	459,699
2.25%, 12/01/31 (Call 09/01/31)	560	445,868
2.70%, 10/01/30 (Call 07/01/30)	781	669,863
2.80%, 10/01/26 (Call 07/01/26)	604	570,408
3.20%, 04/01/32 (Call 01/01/32)	445	379,500
3.25%, 08/15/26 (Call 05/15/26)	650	617,881
3.70%, 10/01/49 (Call 04/01/49)(b)	456	325,538
3.80%, 04/01/27 (Call 01/01/27)	835	802,921
4.13%, 12/01/46 (Call 06/01/46)	463	350,187
4.25%, 04/01/45 (Call 10/01/44)(b)	344	271,694
4.45%, 09/01/47 (Call 03/01/47)	515	408,602
4.60%, 02/01/33 (Call 11/01/32)	1,060	989,650
6.40%, 03/01/34 (Call 12/01/33)	680	717,911
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	522	502,681
5.50%, 03/01/34 (Call 12/01/33)	10	9,756
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	510	484,223
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	$488	$385,360
2.70%, 09/15/30 (Call 06/15/30)	695	578,465
6.75%, 11/15/28 (Call 10/15/28)	270	279,012
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	968	881,840
1.70%, 02/15/31 (Call 11/15/30)	737	585,741
2.75%, 03/15/30 (Call 12/15/29)(b)	580	510,166
2.88%, 09/15/51 (Call 03/15/51)(b)	379	233,625
3.60%, 06/01/27 (Call 03/01/27)	545	521,412
3.95%, 03/15/29 (Call 12/15/28)	766	729,702
4.00%, 11/15/25 (Call 08/15/25)	250	244,797
4.20%, 06/15/28 (Call 03/15/28)	730	705,165
5.00%, 03/15/34 (Call 12/15/33)(b)	290	279,935
5.30%, 02/15/32 (Call 12/15/31)	375	371,979
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	694	564,935
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	754	641,847
3.00%, 04/15/52 (Call 10/15/51)(b)	350	216,720
3.10%, 04/15/50 (Call 10/15/49)	278	175,424
3.50%, 10/15/27 (Call 07/15/27)	560	527,876
3.50%, 04/15/51 (Call 10/15/50)(b)	445	308,867
3.60%, 12/15/26 (Call 09/15/26)	516	493,813
4.00%, 11/15/25 (Call 08/15/25)	442	432,076
4.30%, 10/15/28 (Call 07/15/28)	352	337,965
4.80%, 10/15/48 (Call 04/15/48)	622	525,144
5.50%, 06/15/34 (Call 03/15/34)	525	517,924
5.60%, 10/15/33 (Call 07/15/33)	739	735,772
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	965	773,166
3.38%, 02/01/31 (Call 11/01/30)	1,048	891,727
3.63%, 10/01/29 (Call 07/01/29)	548	486,964
4.50%, 04/01/27 (Call 01/01/27)	845	816,397
4.75%, 01/15/28 (Call 10/15/27)	1,020	980,784
5.25%, 01/15/26 (Call 10/15/25)	1,070	1,058,332
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%, 11/15/31 (Call 08/15/31)	695	563,617
5.75%, 07/15/34 (Call 04/15/34)(b)	400	395,850
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(b)	452	325,212
3.15%, 08/15/30 (Call 05/15/30)	361	285,230
9.25%, 07/20/28 (Call 06/20/28)	165	176,146
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	823	652,335
1.63%, 03/15/31 (Call 12/15/30)	427	339,183
1.75%, 07/01/30 (Call 04/01/30)	625	512,184
1.75%, 02/01/31 (Call 11/01/30)	400	323,377
2.13%, 04/15/27 (Call 02/15/27)	716	659,574
2.13%, 10/15/50 (Call 04/15/50)(b)	596	320,013
2.25%, 04/15/30 (Call 01/15/30)	1,501	1,280,908
2.25%, 01/15/32 (Call 10/15/31)(b)	1,105	897,138
2.88%, 11/15/29 (Call 08/15/29)	648	579,274
3.00%, 04/15/50 (Call 10/15/49)	784	510,147
3.05%, 03/01/50 (Call 09/01/49)	477	312,182
3.25%, 06/30/26 (Call 03/30/26)	750	720,687
3.25%, 10/01/26 (Call 07/01/26)	753	719,665
3.38%, 12/15/27 (Call 09/15/27)(b)	714	676,184
3.88%, 09/15/28 (Call 06/15/28)	641	612,064
4.00%, 09/15/28 (Call 06/15/28)	599	574,834

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/01/29 (Call 11/01/28)(b)	$564	$548,325
4.38%, 09/15/48 (Call 03/15/48)	450	374,452
4.63%, 01/15/33 (Call 10/15/32)	625	596,022
4.75%, 06/15/33 (Call 03/15/33)	1,475	1,415,638
4.88%, 06/15/28 (Call 05/15/28)	975	967,485
5.00%, 03/15/34 (Call 12/15/33)	720	702,077
5.13%, 01/15/34 (Call 10/15/33)	870	856,226
5.25%, 06/15/53 (Call 12/15/52)	1,259	1,188,416
5.25%, 03/15/54 (Call 09/15/53)	665	622,871
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29 (Call 03/01/29)(a)	120	119,474
5.50%, 04/01/34 (Call 01/01/34)(a)(b)	220	218,050
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	1,076	1,000,248
1.50%, 11/09/26 (Call 10/09/26)	1,342	1,228,631
1.85%, 05/01/28 (Call 03/01/28)	932	824,151
1.95%, 11/09/28 (Call 09/09/28)	915	802,451
2.25%, 11/09/31 (Call 08/09/31)	920	753,205
2.30%, 05/01/31 (Call 02/01/31)	815	679,468
3.09%, 09/15/27 (Call 06/15/27)	765	718,916
3.39%, 05/01/29 (Call 02/01/29)	815	757,547
5.10%, 08/01/33 (Call 05/01/33)	465	458,713
5.13%, 01/15/29 (Call 12/15/28)(b)	720	723,494
5.35%, 08/01/53 (Call 02/01/53)	1,243	1,198,784
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(b)	762	629,129
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	625	574,692
1.80%, 03/15/33 (Call 12/15/32)	495	369,930
2.10%, 03/15/28 (Call 01/15/28)	490	436,765
2.20%, 06/15/28 (Call 04/15/28)	117	103,756
2.70%, 02/15/32 (Call 11/15/31)	431	357,502
2.85%, 12/15/32 (Call 09/15/32)	1,102	905,428
3.00%, 01/15/27 (Call 10/15/26)	242	228,481
3.10%, 12/15/29 (Call 09/15/29)	970	867,619
3.20%, 01/15/27 (Call 11/15/26)	670	633,282
3.20%, 02/15/31 (Call 11/15/30)	460	401,490
3.25%, 06/15/29 (Call 03/15/29)	721	660,545
3.25%, 01/15/31 (Call 10/15/30)	1,310	1,157,234
3.40%, 01/15/28 (Call 11/15/27)	963	904,996
3.40%, 01/15/30 (Call 10/15/29)	526	475,934
3.65%, 01/15/28 (Call 10/15/27)	402	381,421
3.95%, 08/15/27 (Call 05/15/27)(b)	538	518,155
4.00%, 07/15/29 (Call 04/15/29)	431	405,685
4.13%, 10/15/26 (Call 07/15/26)	704	685,829
4.45%, 09/15/26 (Call 06/15/26)	572	560,286
4.63%, 11/01/25 (Call 09/01/25)	1,023	1,010,896
4.65%, 03/15/47 (Call 09/15/46)	765	660,465
4.70%, 12/15/28 (Call 11/15/28)	650	633,590
4.75%, 02/15/29 (Call 01/15/29)(b)	1,020	997,359
4.85%, 03/15/30 (Call 01/15/30)	790	772,019
4.88%, 06/01/26 (Call 03/01/26)	1,057	1,046,813
4.90%, 07/15/33 (Call 04/15/33)	1,025	977,379
5.05%, 01/13/26 (Call 06/11/24)	115	114,194
5.13%, 02/15/34 (Call 11/15/33)	655	633,959
5.63%, 10/13/32 (Call 07/13/32)(b)	910	918,800
5.88%, 03/15/35(b)	605	615,135
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(b)	976	871,165
3.60%, 02/01/27 (Call 11/01/26)	563	540,269
3.70%, 06/15/30 (Call 03/15/30)	613	560,080
3.90%, 11/01/25 (Call 08/01/25)(b)	620	604,157
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/28 (Call 12/15/27)	$622	$596,535
4.40%, 02/01/47 (Call 08/01/46)	543	440,970
4.65%, 03/15/49 (Call 09/15/48)	570	476,256
5.25%, 01/15/34 (Call 10/15/33)(b)	135	131,347
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	55	56,587
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	654	532,312
2.15%, 09/01/31 (Call 06/01/31)	640	510,081
5.00%, 06/15/28 (Call 05/15/28)	510	502,752
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	820	675,742
3.90%, 10/15/29 (Call 07/15/29)	657	587,502
5.13%, 08/15/26 (Call 05/15/26)	1,051	1,031,082
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(b)	547	454,834
2.85%, 01/15/32 (Call 08/15/31)(b)	405	331,677
6.10%, 04/01/34 (Call 01/01/34)	265	262,664
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	941	911,066
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	1,221	1,183,234
3.75%, 03/23/27 (Call 12/23/26)(a)	945	903,299
4.38%, 05/28/30 (Call 02/28/30)(a)	1,230	1,164,891
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26), (5-year CMT + 4.379%)(a)(b)(d)	776	742,956
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	1,115	1,011,578
1.75%, 02/01/28 (Call 11/01/27)	1,270	1,126,392
2.20%, 02/01/31 (Call 11/01/30)	1,055	867,895
2.25%, 01/15/32 (Call 10/15/31)	970	782,275
2.45%, 09/13/29 (Call 06/13/29)	1,574	1,372,073
2.65%, 07/15/30 (Call 04/15/30)	1,114	964,504
2.65%, 02/01/32 (Call 12/01/31)	1,006	836,270
3.25%, 11/30/26 (Call 08/30/26)	935	892,158
3.25%, 09/13/49 (Call 03/13/49)(b)	1,737	1,167,969
3.30%, 01/15/26 (Call 10/15/25)	1,290	1,248,128
3.38%, 06/15/27 (Call 03/15/27)	1,124	1,069,491
3.38%, 12/01/27 (Call 09/01/27)	1,042	984,435
3.50%, 09/01/25 (Call 06/01/25)	1,442	1,408,064
3.80%, 07/15/50 (Call 01/15/50)(b)	557	410,815
4.25%, 10/01/44 (Call 04/01/44)	736	596,607
4.25%, 11/30/46 (Call 05/30/46)(b)	690	560,833
4.75%, 03/15/42 (Call 09/15/41)	460	405,730
5.50%, 03/08/33 (Call 12/08/32)	810	811,784
5.85%, 03/08/53 (Call 09/03/52)	870	864,846
6.25%, 01/15/34 (Call 10/15/33)(b)	500	526,294
6.65%, 01/15/54 (Call 07/15/53)	465	513,745
6.75%, 02/01/40 (Call 11/01/39)	1,104	1,203,279
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	333	328,000
4.70%, 06/01/27 (Call 03/01/27)(b)	867	859,916
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)(b)	485	387,292
2.75%, 11/18/30 (Call 08/18/30)	650	530,645
4.50%, 03/15/28 (Call 12/15/27)	590	558,318
4.63%, 03/15/29 (Call 12/15/28)(b)	631	593,499
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	645	563,169
2.70%, 07/15/31 (Call 04/15/31)(b)	638	524,131
4.20%, 04/15/32 (Call 01/15/32)(b)	780	695,972
5.50%, 01/15/29 (Call 12/15/28)	525	522,273

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.70%, 01/15/33 (Call 10/15/32)(b)	$625	$615,124
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	625	508,188
3.13%, 09/01/26 (Call 06/01/26)	701	658,157
3.88%, 07/15/27 (Call 04/15/27)(b)	425	400,756
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	440	385,737
6.39%, 01/15/50 (Call 07/15/49)(a)	769	609,201
6.95%, 01/30/44 (Call 07/30/43)(a)	605	530,903
7.38%, 02/13/34 (Call 11/13/33)(a)	1,050	1,042,106
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	613	461,760
2.10%, 08/01/32 (Call 05/01/32)	450	348,029
2.10%, 06/15/33 (Call 03/15/33)(b)	370	278,125
2.95%, 09/01/26 (Call 06/01/26)	467	441,496
3.00%, 08/15/31 (Call 05/15/31)	958	820,671
3.10%, 11/01/34 (Call 08/01/34)	453	362,824
3.20%, 01/15/30 (Call 10/15/29)	787	704,653
3.50%, 07/01/27 (Call 04/01/27)(b)	280	263,932
3.50%, 01/15/28 (Call 10/15/27)	638	598,975
4.40%, 01/26/29 (Call 10/26/28)	493	472,889
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	700	570,913
3.00%, 01/15/30 (Call 10/15/29)	807	706,567
3.25%, 10/15/26 (Call 07/15/26)	811	766,475
3.85%, 04/01/27 (Call 01/01/27)	720	690,370
4.00%, 03/01/28 (Call 12/01/27)	785	745,985
4.13%, 01/15/26 (Call 10/15/25)	898	876,718
4.38%, 02/01/45 (Call 08/01/44)	330	261,508
4.40%, 01/15/29 (Call 10/15/28)	1,065	1,018,663
4.75%, 11/15/30 (Call 08/15/30)	786	749,545
4.88%, 04/15/49 (Call 10/15/48)(b)	411	349,512
5.63%, 07/01/34 (Call 04/01/34)	375	369,688
5.70%, 09/30/43 (Call 03/30/43)	471	448,784
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	1,663	1,613,274
4.95%, 02/15/30 (Call 12/15/29)(b)	1,480	1,417,819
5.13%, 05/15/32 (Call 02/15/32)	2,120	2,003,575
5.63%, 05/15/52 (Call 11/15/51)	1,235	1,104,599
5.75%, 04/01/34 (Call 01/01/34)(b)	170	167,204
6.13%, 04/01/54 (Call 10/01/53)(b)	475	455,032
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 07/01/24)(a)	1,145	1,084,080
3.88%, 02/15/29 (Call 11/15/28)(a)	417	382,753
4.13%, 08/15/30 (Call 02/15/25)(a)	1,465	1,320,062
4.25%, 12/01/26 (Call 06/11/24)(a)	1,680	1,614,835
4.50%, 09/01/26 (Call 06/01/26)(a)	710	688,074
4.50%, 01/15/28 (Call 10/15/27)(a)	560	535,986
4.63%, 06/15/25 (Call 03/15/25)(a)	595	586,892
4.63%, 12/01/29 (Call 12/01/24)(a)	1,525	1,427,313
5.75%, 02/01/27 (Call 11/01/26)(a)	785	783,576
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)	82	75,796
3.50%, 06/15/29 (Call 03/15/29)(a)	825	733,782
4.13%, 09/20/28 (Call 06/20/28)(a)	381	351,861
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	697	500,447
WEA Finance LLC/Westfield U.K. & Europe
Finance PLC, 4.75%, 09/17/44
(Call 03/17/44)(a)(b)	720	542,854
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	715	619,378
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.70%, 02/15/27 (Call 12/15/26)	$918	$861,532
2.75%, 01/15/31 (Call 10/15/30)	918	784,971
2.75%, 01/15/32 (Call 10/15/31)(b)	655	547,059
2.80%, 06/01/31 (Call 03/01/31)	1,045	887,952
3.10%, 01/15/30 (Call 10/15/29)	844	752,831
3.85%, 06/15/32 (Call 03/15/32)(b)	550	494,019
4.00%, 06/01/25 (Call 03/01/25)	1,058	1,040,095
4.13%, 03/15/29 (Call 12/15/28)	1,014	963,063
4.25%, 04/01/26 (Call 01/01/26)	1,130	1,105,454
4.25%, 04/15/28 (Call 01/15/28)	977	940,269
4.95%, 09/01/48 (Call 03/01/48)	515	462,954
5.13%, 03/15/43 (Call 09/15/42)	505	452,026
6.50%, 03/15/41 (Call 09/15/40)(b)	565	606,087
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	685	585,863
4.00%, 11/15/29 (Call 08/15/29)	1,287	1,204,183
4.00%, 04/15/30 (Call 01/15/30)	1,227	1,141,797
4.00%, 03/09/52 (Call 09/09/51)	815	622,719
4.75%, 05/15/26(b)	1,325	1,307,950
6.88%, 12/15/33(b)	415	451,473
6.95%, 10/01/27	405	425,329
7.38%, 03/15/32(b)	929	1,040,940
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	824	627,248
2.40%, 02/01/31 (Call 11/01/30)	469	389,920
2.45%, 02/01/32 (Call 11/01/31)	345	277,020
3.85%, 07/15/29 (Call 04/15/29)(b)	729	673,867
4.25%, 10/01/26 (Call 07/01/26)	741	720,038
		353,109,361
Retail — 2.3%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	1,682	1,559,933
1.30%, 02/10/28 (Call 12/10/27)(a)	1,990	1,727,645
1.80%, 02/10/31 (Call 11/10/30)(a)(b)	2,765	2,206,344
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	1,172	768,260
2.80%, 02/10/51 (Call 08/02/50)(a)(b)	1,886	1,127,061
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)	1,209	1,075,661
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	1,110	834,238
3.55%, 07/26/27 (Call 04/26/27)(a)	1,523	1,444,779
3.63%, 05/13/51 (Call 11/13/50)(a)	345	246,179
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	533	395,143
4.50%, 07/26/47 (Call 01/26/47)(a)(b)	710	591,619
5.27%, 02/12/34 (Call 11/12/33)(a)	920	903,166
5.62%, 02/12/54 (Call 08/12/53)(a)(b)	570	558,183
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	525	453,000
2.40%, 08/01/31 (Call 05/01/31)	734	588,513
3.80%, 11/15/27 (Call 08/15/27)	640	600,149
3.85%, 03/01/32 (Call 12/01/31)(b)	1,065	937,681
4.50%, 10/01/25 (Call 07/01/25)	630	619,554
4.75%, 06/01/30 (Call 03/01/30)	705	671,016
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	706	562,486
3.13%, 04/21/26 (Call 01/21/26)	1,105	1,059,203
3.75%, 06/01/27 (Call 03/01/27)	898	862,186
3.75%, 04/18/29 (Call 01/18/29)	739	692,339
4.00%, 04/15/30 (Call 01/15/30)	1,035	970,095
4.50%, 02/01/28 (Call 01/01/28)	690	672,799
4.75%, 08/01/32 (Call 05/01/32)	1,030	984,471
4.75%, 02/01/33 (Call 11/01/32)(b)	785	747,076

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.05%, 07/15/26	$570	$566,646
5.20%, 08/01/33 (Call 05/01/33)(b)	345	339,435
6.25%, 11/01/28 (Call 10/01/28)(b)	775	804,559
6.55%, 11/01/33 (Call 08/01/33)	690	741,119
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(b)	1,147	943,223
4.45%, 10/01/28 (Call 07/01/28)(b)	1,132	1,097,567
CK Hutchison International 20 Ltd., 3.38%,
05/08/50 (Call 11/08/49)(a)	1,060	751,570
CK Hutchison International 21 Ltd., 3.13%,
04/15/41 (Call 10/15/40)(a)(b)	972	718,435
CK Hutchison International 24 Ltd.
5.38%, 04/26/29 (Call 03/26/29)(a)	400	401,942
5.50%, 04/26/34 (Call 01/26/34)(a)	1,090	1,093,595
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	2,230	2,011,876
1.60%, 04/20/30 (Call 01/20/30)(b)	2,754	2,296,445
1.75%, 04/20/32 (Call 01/20/32)	1,454	1,160,717
3.00%, 05/18/27 (Call 02/18/27)	1,596	1,523,754
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,150	1,101,510
4.55%, 02/15/48 (Call 08/15/47)	476	381,392
6.30%, 10/10/33 (Call 07/10/33)	425	436,787
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(b)	1,110	935,432
4.10%, 01/15/52 (Call 07/15/51)	1,265	897,457
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,881	1,708,488
3.88%, 04/15/27 (Call 01/15/27)(b)	1,042	1,003,400
4.13%, 05/01/28 (Call 02/01/28)	851	818,657
4.13%, 04/03/50 (Call 10/03/49)	825	627,127
4.15%, 11/01/25 (Call 08/01/25)	729	714,480
4.63%, 11/01/27 (Call 10/01/27)	905	884,937
5.00%, 11/01/32 (Call 08/01/32)(b)	1,000	973,172
5.20%, 07/05/28 (Call 06/05/28)	656	652,771
5.45%, 07/05/33 (Call 04/05/33)(b)	882	873,300
5.50%, 11/01/52 (Call 05/01/52)(b)	495	460,431
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	1,260	1,039,351
3.38%, 12/01/51 (Call 06/01/51)	760	493,728
4.20%, 05/15/28 (Call 02/15/28)	2,226	2,133,573
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	888	717,947
2.75%, 02/01/32 (Call 11/01/31)	735	608,260
6.50%, 11/01/28 (Call 10/01/28)	495	517,749
6.88%, 11/01/33 (Call 08/01/33)(b)	595	652,171
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	650	562,700
1.38%, 03/15/31 (Call 12/15/30)	1,995	1,577,785
1.50%, 09/15/28 (Call 07/15/28)	1,532	1,331,851
1.88%, 09/15/31 (Call 06/15/31)	1,435	1,161,135
2.13%, 09/15/26 (Call 06/15/26)	1,539	1,443,136
2.38%, 03/15/51 (Call 09/15/50)	1,680	957,021
2.50%, 04/15/27 (Call 02/15/27)	1,065	996,630
2.70%, 04/15/30 (Call 01/15/30)	2,187	1,929,578
2.75%, 09/15/51 (Call 03/15/51)	1,395	859,632
2.80%, 09/14/27 (Call 06/14/27)	1,455	1,360,949
2.88%, 04/15/27 (Call 03/15/27)	1,162	1,098,009
2.95%, 06/15/29 (Call 03/15/29)	2,392	2,178,945
3.00%, 04/01/26 (Call 01/01/26)	1,839	1,771,243
3.13%, 12/15/49 (Call 06/15/49)	1,258	850,027
Security	Par (000)	Value

Retail (continued)
3.25%, 04/15/32 (Call 01/15/32)	$1,855	$1,634,832
3.30%, 04/15/40 (Call 10/15/39)	1,481	1,149,371
3.35%, 09/15/25 (Call 06/15/25)	1,403	1,370,213
3.35%, 04/15/50 (Call 10/15/49)	2,140	1,504,884
3.50%, 09/15/56 (Call 03/15/56)	980	690,297
3.63%, 04/15/52 (Call 10/15/51)	2,060	1,511,698
3.90%, 12/06/28 (Call 09/06/28)	1,522	1,463,985
3.90%, 06/15/47 (Call 12/15/46)	1,499	1,177,401
4.00%, 09/15/25 (Call 08/15/25)	635	625,194
4.20%, 04/01/43 (Call 10/01/42)	1,398	1,181,585
4.25%, 04/01/46 (Call 10/01/45)	2,164	1,812,361
4.40%, 03/15/45 (Call 09/15/44)	1,205	1,035,614
4.50%, 09/15/32 (Call 06/15/32)	1,405	1,360,090
4.50%, 12/06/48 (Call 06/06/48)	2,210	1,898,115
4.88%, 02/15/44 (Call 08/15/43)	1,129	1,039,587
4.90%, 04/15/29 (Call 03/15/29)	625	623,626
4.95%, 09/30/26 (Call 08/30/26)	730	728,321
4.95%, 09/15/52 (Call 03/15/52)(b)	1,250	1,147,189
5.40%, 09/15/40 (Call 03/15/40)	860	857,604
5.88%, 12/16/36	4,038	4,244,452
5.95%, 04/01/41 (Call 10/01/40)	1,576	1,663,061
InRetail Consumer, 3.25%, 03/22/28
(Call 01/22/28)(a)	5	4,519
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	760	659,563
1.70%, 09/15/28 (Call 07/15/28)	1,920	1,669,592
1.70%, 10/15/30 (Call 07/15/30)	1,405	1,138,406
2.50%, 04/15/26 (Call 01/15/26)	1,414	1,344,973
2.63%, 04/01/31 (Call 01/01/31)	1,980	1,681,935
2.80%, 09/15/41 (Call 03/15/41)(b)	1,451	999,775
3.00%, 10/15/50 (Call 04/15/50)(b)	2,357	1,470,372
3.10%, 05/03/27 (Call 02/03/27)	2,010	1,904,367
3.35%, 04/01/27 (Call 03/01/27)	1,223	1,165,599
3.38%, 09/15/25 (Call 06/15/25)	1,305	1,272,247
3.50%, 04/01/51 (Call 10/01/50)	820	562,991
3.65%, 04/05/29 (Call 01/05/29)	2,372	2,223,682
3.70%, 04/15/46 (Call 10/15/45)	1,872	1,381,517
3.75%, 04/01/32 (Call 01/01/32)	2,138	1,933,596
4.05%, 05/03/47 (Call 11/03/46)	2,141	1,656,259
4.25%, 04/01/52 (Call 10/01/51)	2,200	1,728,273
4.38%, 09/15/45 (Call 03/15/45)	637	522,502
4.40%, 09/08/25	587	579,583
4.45%, 04/01/62 (Call 10/01/61)	1,500	1,164,120
4.50%, 04/15/30 (Call 01/15/30)	1,962	1,897,350
4.55%, 04/05/49 (Call 10/05/48)	950	790,335
4.65%, 04/15/42 (Call 10/15/41)	484	424,040
4.80%, 04/01/26 (Call 03/01/26)	890	882,547
5.00%, 04/15/33 (Call 01/15/33)(b)	1,095	1,074,126
5.00%, 04/15/40 (Call 10/15/39)	530	490,947
5.00%, 09/15/43 (Call 03/15/43)	271	241,925
5.13%, 04/15/50 (Call 10/15/49)	690	621,978
5.15%, 07/01/33 (Call 04/01/33)(b)	1,170	1,160,153
5.50%, 10/15/35(b)	690	704,263
5.63%, 04/15/53 (Call 10/15/52)	1,710	1,654,564
5.75%, 07/01/53 (Call 01/01/53)	530	522,538
5.80%, 10/15/36(b)	330	338,824
5.80%, 09/15/62 (Call 03/15/62)	1,089	1,059,231
5.85%, 04/01/63 (Call 10/01/62)	645	630,879
6.50%, 03/15/29	800	851,877
6.88%, 02/15/28	785	832,370

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	$262	$249,620
2.13%, 03/01/30 (Call 12/01/29)	727	618,039
2.63%, 09/01/29 (Call 06/01/29)	1,361	1,212,254
3.30%, 07/01/25 (Call 06/01/25)	1,008	986,010
3.50%, 03/01/27 (Call 12/01/26)	1,369	1,314,584
3.50%, 07/01/27 (Call 05/01/27)(b)	1,487	1,418,769
3.60%, 07/01/30 (Call 04/01/30)	999	920,060
3.63%, 05/01/43	970	747,086
3.63%, 09/01/49 (Call 03/01/49)	2,556	1,856,876
3.70%, 01/30/26 (Call 10/30/25)(b)	2,245	2,189,583
3.70%, 02/15/42	846	665,687
3.80%, 04/01/28 (Call 01/01/28)	1,608	1,539,559
4.20%, 04/01/50 (Call 10/01/49)	1,145	917,088
4.45%, 03/01/47 (Call 09/01/46)	1,485	1,247,177
4.45%, 09/01/48 (Call 03/01/48)	798	672,679
4.60%, 09/09/32 (Call 06/09/32)(b)	1,050	1,010,194
4.60%, 05/26/45 (Call 11/26/44)	635	553,101
4.70%, 12/09/35 (Call 06/09/35)(b)	1,242	1,171,009
4.80%, 08/14/28 (Call 07/14/28)	882	873,477
4.88%, 07/15/40	600	555,525
4.88%, 12/09/45 (Call 06/09/45)	1,745	1,573,711
4.95%, 08/14/33 (Call 05/14/33)	865	848,124
5.00%, 05/17/29 (Call 04/17/29)	450	448,923
5.15%, 09/09/52 (Call 03/09/52)	1,130	1,048,112
5.20%, 05/17/34 (Call 02/17/34)(b)	450	446,654
5.45%, 08/14/53 (Call 02/14/53)(b)	1,190	1,155,036
5.70%, 02/01/39(b)	736	747,026
6.30%, 10/15/37	1,292	1,380,065
6.30%, 03/01/38	820	876,962
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	590	473,264
3.55%, 03/15/26 (Call 12/15/25)	674	652,957
3.60%, 09/01/27 (Call 06/01/27)	1,145	1,088,906
3.90%, 06/01/29 (Call 03/01/29)(b)	811	765,040
4.20%, 04/01/30 (Call 01/01/30)	1,007	954,120
4.35%, 06/01/28 (Call 03/01/28)	967	937,480
4.70%, 06/15/32 (Call 03/15/32)	1,290	1,236,360
5.75%, 11/20/26 (Call 10/20/26)	600	605,830
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	927	853,824
1.88%, 04/15/31 (Call 01/15/31)	693	561,952
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	928	853,267
2.25%, 03/12/30 (Call 12/12/29)(b)	995	852,157
2.45%, 06/15/26 (Call 03/15/26)	741	701,716
2.55%, 11/15/30 (Call 08/15/30)	1,359	1,163,802
3.00%, 02/14/32 (Call 11/14/31)	1,485	1,278,029
3.35%, 03/12/50 (Call 09/12/49)	817	556,983
3.50%, 03/01/28 (Call 12/01/27)	779	736,931
3.50%, 11/15/50 (Call 05/15/50)(b)	1,772	1,248,022
3.55%, 08/15/29 (Call 05/15/29)	1,058	987,294
3.75%, 12/01/47 (Call 06/01/47)	810	605,580
3.80%, 08/15/25 (Call 06/15/25)(b)	1,287	1,262,638
4.00%, 11/15/28 (Call 08/15/28)	1,315	1,260,720
4.30%, 06/15/45 (Call 12/15/44)	535	443,849
4.45%, 08/15/49 (Call 02/15/49)	1,257	1,036,286
4.50%, 11/15/48 (Call 05/15/48)	1,414	1,177,805
4.75%, 02/15/26 (Call 01/15/26)	1,540	1,526,377
4.80%, 02/15/33 (Call 11/15/32)(b)	825	800,817
4.85%, 02/08/27 (Call 01/08/27)	560	556,428
Security	Par (000)	Value

Retail (continued)
4.90%, 02/15/31 (Call 12/15/30)	$475	$467,703
5.00%, 02/15/34 (Call 11/15/33)	500	485,606
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	1,635	1,520,704
2.35%, 02/15/30 (Call 11/15/29)	1,180	1,028,940
2.50%, 04/15/26(b)	1,563	1,493,691
2.65%, 09/15/30 (Call 06/15/30)(b)	925	813,771
2.95%, 01/15/52 (Call 07/15/51)	1,465	945,465
3.38%, 04/15/29 (Call 01/15/29)	1,354	1,267,637
3.63%, 04/15/46	930	712,860
3.90%, 11/15/47 (Call 05/15/47)	872	690,556
4.00%, 07/01/42(b)	1,422	1,200,997
4.40%, 01/15/33 (Call 10/15/32)(b)	930	894,500
4.50%, 09/15/32 (Call 06/15/32)(b)	1,145	1,098,271
4.80%, 01/15/53 (Call 07/15/52)(b)	1,615	1,467,178
6.35%, 11/01/32	294	318,305
6.50%, 10/15/37	692	765,368
7.00%, 01/15/38	600	698,145
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	460	423,459
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	695	602,930
1.60%, 05/15/31 (Call 02/15/31)	770	617,177
2.25%, 09/15/26 (Call 06/15/26)	1,720	1,617,410
3.88%, 04/15/30 (Call 01/15/30)	1,117	1,053,610
4.50%, 04/15/50 (Call 10/15/49)(b)	531	468,229
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	1,080	869,763
5.25%, 05/15/33 (Call 02/15/33)(b)	375	371,457
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(b)	264	235,360
2.50%, 09/22/41 (Call 03/22/41)	1,475	1,022,506
2.65%, 09/22/51 (Call 03/22/51)(b)	2,138	1,339,832
2.95%, 09/24/49 (Call 03/24/49)	1,008	685,933
3.05%, 07/08/26 (Call 05/08/26)(b)	1,200	1,156,725
3.25%, 07/08/29 (Call 04/08/29)	972	907,833
3.55%, 06/26/25 (Call 04/26/25)	760	746,600
3.63%, 12/15/47 (Call 06/15/47)(b)	730	574,069
3.70%, 06/26/28 (Call 03/26/28)(b)	1,712	1,652,356
3.90%, 04/15/28 (Call 03/15/28)	925	897,855
3.95%, 06/28/38 (Call 12/28/37)	870	776,514
4.00%, 04/15/26 (Call 03/15/26)(b)	1,065	1,047,410
4.00%, 04/15/30 (Call 02/15/30)(b)	623	601,235
4.00%, 04/11/43 (Call 10/11/42)(b)	365	309,621
4.05%, 06/29/48 (Call 12/29/47)	2,260	1,876,309
4.10%, 04/15/33 (Call 01/15/33)(b)	1,520	1,440,467
4.15%, 09/09/32 (Call 06/09/32)	1,110	1,066,525
4.30%, 04/22/44 (Call 10/22/43)(b)	155	137,271
4.50%, 09/09/52 (Call 03/09/52)	1,311	1,160,158
4.50%, 04/15/53 (Call 10/15/52)	1,850	1,630,362
4.88%, 07/08/40(b)	495	479,558
5.00%, 10/25/40	680	669,916
5.25%, 09/01/35	2,060	2,115,151
5.63%, 04/01/40	765	802,316
5.63%, 04/15/41	235	246,141
5.88%, 04/05/27	50	51,730
6.20%, 04/15/38(b)	1,145	1,269,108
6.50%, 08/15/37	1,315	1,490,909
7.55%, 02/15/30	1,010	1,158,003
		246,844,650

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(a)	$2,041	$1,866,047
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(a)(d)	995	929,210
3.90%, 07/21/25(a)	1,107	1,088,921
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(a)(d)	1,605	1,479,485
4.00%, 09/14/26(a)	1,191	1,143,784
4.13%, 10/18/32 (Call 10/18/27),
(5-year USD ICE Swap + 1.849%)(a)(d)	368	341,351
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(d)	1,100	1,049,025
4.85%, 07/27/27(a)	1,240	1,221,977
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(a)(d)	1,375	1,402,209
		10,522,009
Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(b)	925	855,849
4.39%, 06/01/52 (Call 12/01/51)(b)	835	708,809
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	1,110	971,747
2.10%, 10/01/31 (Call 07/01/31)	1,630	1,340,033
2.80%, 10/01/41 (Call 04/01/41)	1,037	731,529
2.95%, 10/01/51 (Call 04/01/51)(b)	1,423	928,907
3.50%, 12/05/26 (Call 09/05/26)	1,329	1,280,841
4.25%, 10/01/32 (Call 07/01/32)	85	80,242
5.05%, 04/01/34 (Call 01/01/34)	780	775,034
5.30%, 12/15/45 (Call 06/15/45)(b)	285	275,823
5.30%, 04/01/54 (Call 10/01/53)	670	652,170
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	1,060	885,432
2.75%, 06/01/50 (Call 12/01/49)(b)	692	450,841
3.30%, 04/01/27 (Call 01/01/27)	2,017	1,934,756
3.90%, 10/01/25 (Call 07/01/25)	940	924,488
4.35%, 04/01/47 (Call 10/01/46)	1,570	1,375,861
5.10%, 10/01/35 (Call 04/01/35)(b)	558	563,685
5.85%, 06/15/41	910	962,659
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	1,448	1,362,120
3.88%, 01/15/27 (Call 10/15/26)	3,942	3,806,237
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	1,337	1,189,631
2.45%, 02/15/31 (Call 11/15/30)(a)	3,800	3,176,825
2.60%, 02/15/33 (Call 11/15/32)(a)	2,175	1,741,898
3.14%, 11/15/35 (Call 08/15/35)(a)	4,303	3,420,378
3.15%, 11/15/25 (Call 10/15/25)(b)	321	310,382
3.19%, 11/15/36 (Call 08/15/36)(a)	3,555	2,790,274
3.42%, 04/15/33 (Call 01/15/33)(a)	3,105	2,653,450
3.46%, 09/15/26 (Call 07/15/26)	1,323	1,270,034
3.47%, 04/15/34 (Call 01/15/34)(a)	4,615	3,889,385
3.50%, 02/15/41 (Call 08/15/40)(a)(b)	4,059	3,095,006
3.75%, 02/15/51 (Call 08/15/50)(a)	2,437	1,796,697
4.00%, 04/15/29 (Call 02/15/29)(a)	1,502	1,420,875
4.11%, 09/15/28 (Call 06/15/28)(b)	1,480	1,418,904
4.15%, 11/15/30 (Call 08/15/30)	2,560	2,397,136
4.15%, 04/15/32 (Call 01/15/32)(a)	1,770	1,617,192
4.30%, 11/15/32 (Call 08/15/32)	2,544	2,356,794
4.75%, 04/15/29 (Call 01/15/29)	1,590	1,560,262
4.93%, 05/15/37 (Call 02/15/37)(a)	3,310	3,080,976
5.00%, 04/15/30 (Call 01/15/30)(b)	1,060	1,053,591
Security	Par (000)	Value

Semiconductors (continued)
Foundry JV Holdco LLC
5.88%, 01/25/34 (Call 10/25/33)(a)	$1,620	$1,611,612
5.90%, 01/25/30 (Call 12/25/29)(a)	445	451,055
6.15%, 01/25/32 (Call 11/25/31)(a)	355	361,773
6.25%, 01/25/35 (Call 10/25/34)(a)	1,345	1,371,893
6.40%, 01/25/38 (Call 10/25/37)(a)	260	266,795
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,595	1,388,197
2.00%, 08/12/31 (Call 05/12/31)	2,015	1,632,654
2.45%, 11/15/29 (Call 08/15/29)	2,717	2,371,835
2.60%, 05/19/26 (Call 02/19/26)(b)	1,498	1,425,656
2.80%, 08/12/41 (Call 02/12/41)(b)	1,201	831,066
3.05%, 08/12/51 (Call 02/12/51)	1,810	1,145,258
3.10%, 02/15/60 (Call 08/15/59)(b)	1,428	861,465
3.15%, 05/11/27 (Call 02/11/27)	1,474	1,397,799
3.20%, 08/12/61 (Call 02/12/61)(b)	1,120	686,352
3.25%, 11/15/49 (Call 05/15/49)	2,689	1,791,011
3.70%, 07/29/25 (Call 04/29/25)	2,471	2,424,403
3.73%, 12/08/47 (Call 06/08/47)	2,709	2,003,723
3.75%, 03/25/27 (Call 01/25/27)(b)	1,532	1,478,903
3.75%, 08/05/27 (Call 07/05/27)	1,660	1,596,302
3.90%, 03/25/30 (Call 12/25/29)	2,106	1,967,609
4.00%, 08/05/29 (Call 06/05/29)	1,272	1,211,098
4.00%, 12/15/32	1,053	963,025
4.10%, 05/19/46 (Call 11/19/45)	1,571	1,267,168
4.10%, 05/11/47 (Call 11/11/46)	1,302	1,038,891
4.15%, 08/05/32 (Call 05/05/32)	1,730	1,608,923
4.25%, 12/15/42(b)	853	706,442
4.60%, 03/25/40 (Call 09/25/39)	913	823,844
4.75%, 03/25/50 (Call 09/25/49)	2,950	2,531,976
4.80%, 10/01/41	1,145	1,039,797
4.88%, 02/10/26	2,265	2,249,856
4.88%, 02/10/28 (Call 01/10/28)(b)	2,440	2,422,178
4.90%, 07/29/45 (Call 01/29/45)(b)	706	648,480
4.90%, 08/05/52 (Call 02/05/52)	2,275	1,999,846
4.95%, 03/25/60 (Call 09/25/59)(b)	1,076	939,296
5.00%, 02/21/31 (Call 12/21/30)(b)	815	804,220
5.05%, 08/05/62 (Call 02/05/62)(b)	1,090	959,880
5.13%, 02/10/30 (Call 12/10/29)	1,690	1,687,697
5.15%, 02/21/34 (Call 11/21/33)	990	970,618
5.20%, 02/10/33 (Call 11/10/32)(b)	2,945	2,920,966
5.60%, 02/21/54 (Call 08/21/53)(b)	710	684,767
5.63%, 02/10/43 (Call 08/10/42)(b)	1,375	1,368,691
5.70%, 02/10/53 (Call 08/10/52)	2,680	2,621,886
5.90%, 02/10/63 (Call 08/10/62)	1,775	1,764,888
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	1,084	761,139
4.10%, 03/15/29 (Call 12/15/28)	1,738	1,679,421
4.65%, 07/15/32 (Call 04/15/32)	1,295	1,254,839
4.70%, 02/01/34 (Call 11/01/33)	540	520,903
4.95%, 07/15/52 (Call 01/15/52)	1,980	1,839,450
5.00%, 03/15/49 (Call 09/15/48)	567	527,336
5.25%, 07/15/62 (Call 01/15/62)	1,115	1,065,790
5.65%, 11/01/34 (Call 07/01/34)(b)	548	564,728
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,598	1,339,452
2.88%, 06/15/50 (Call 12/15/49)(b)	1,168	763,474
3.13%, 06/15/60 (Call 12/15/59)	796	504,943
3.75%, 03/15/26 (Call 01/15/26)	1,186	1,155,896
4.00%, 03/15/29 (Call 12/15/28)	1,629	1,560,255
4.88%, 03/15/49 (Call 09/15/48)	1,000	916,642

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	$790	$736,900
2.45%, 04/15/28 (Call 02/15/28)	1,290	1,159,153
2.95%, 04/15/31 (Call 01/15/31)	1,275	1,091,632
4.88%, 06/22/28 (Call 03/22/28)	1,023	1,002,795
5.75%, 02/15/29 (Call 01/15/29)(b)	435	442,567
5.95%, 09/15/33 (Call 06/15/33)	540	554,072
Microchip Technology Inc.
4.25%, 09/01/25 (Call 07/01/24)	1,475	1,451,653
5.05%, 03/15/29 (Call 02/15/29)	760	753,331
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,773	1,462,576
3.37%, 11/01/41 (Call 05/01/41)	824	603,255
3.48%, 11/01/51 (Call 05/01/51)(b)	745	514,813
4.19%, 02/15/27 (Call 12/15/26)	1,482	1,438,963
4.66%, 02/15/30 (Call 11/15/29)	1,318	1,272,351
4.98%, 02/06/26 (Call 12/06/25)	801	794,409
5.30%, 01/15/31 (Call 11/15/30)	880	874,396
5.33%, 02/06/29 (Call 11/06/28)(b)	1,103	1,104,885
5.38%, 04/15/28 (Call 03/15/28)	1,037	1,040,811
5.88%, 02/09/33 (Call 11/09/32)	1,116	1,142,558
5.88%, 09/15/33 (Call 06/15/33)	355	363,650
6.75%, 11/01/29 (Call 09/01/29)	1,883	1,997,794
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	2,300	2,035,524
2.00%, 06/15/31 (Call 03/15/31)	1,805	1,506,457
2.85%, 04/01/30 (Call 01/01/30)	2,380	2,146,045
3.20%, 09/16/26 (Call 06/16/26)	1,744	1,683,885
3.50%, 04/01/40 (Call 10/01/39)	1,412	1,167,657
3.50%, 04/01/50 (Call 10/01/49)	2,799	2,142,605
3.70%, 04/01/60 (Call 10/01/59)	649	488,439
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	726	723,621
5.55%, 12/01/28 (Call 09/01/28)	948	955,512
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	1,568	1,309,332
2.65%, 02/15/32 (Call 11/15/31)	1,288	1,065,054
3.13%, 02/15/42 (Call 08/15/41)	860	607,950
3.15%, 05/01/27 (Call 03/01/27)	867	817,177
3.25%, 05/11/41 (Call 11/11/40)	1,435	1,049,101
3.25%, 11/30/51 (Call 05/30/51)(b)	660	434,881
3.40%, 05/01/30 (Call 02/01/30)	1,228	1,107,489
3.88%, 06/18/26 (Call 04/18/26)	1,217	1,181,049
4.30%, 06/18/29 (Call 03/18/29)(b)	1,789	1,710,885
4.40%, 06/01/27 (Call 05/01/27)	799	779,169
5.00%, 01/15/33 (Call 10/15/32)(b)	234	227,144
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	1,152	972,579
4.38%, 10/15/29 (Call 10/15/24)	1,465	1,368,643
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,837	1,602,192
1.65%, 05/20/32 (Call 02/20/32)	1,736	1,354,636
2.15%, 05/20/30 (Call 02/20/30)	1,120	960,787
3.25%, 05/20/27 (Call 02/20/27)	2,439	2,335,272
3.25%, 05/20/50 (Call 11/20/49)(b)	1,199	853,662
4.25%, 05/20/32 (Call 02/20/32)	735	698,152
4.30%, 05/20/47 (Call 11/20/46)	1,535	1,313,732
4.50%, 05/20/52 (Call 11/20/51)	1,571	1,353,758
4.65%, 05/20/35 (Call 11/20/34)(b)	1,497	1,450,849
4.80%, 05/20/45 (Call 11/20/44)	1,475	1,362,653
5.40%, 05/20/33 (Call 02/20/33)(b)	1,090	1,124,169
Security	Par (000)	Value

Semiconductors (continued)
6.00%, 05/20/53 (Call 11/20/52)	$1,830	$1,969,707
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(a)	1,370	1,258,457
SK Hynix Inc.
1.50%, 01/19/26(a)	1,155	1,080,677
2.38%, 01/19/31(a)	665	547,321
5.50%, 01/16/27(a)(b)	570	566,991
5.50%, 01/16/29(a)	360	359,552
6.38%, 01/17/28(a)(b)	425	436,563
6.50%, 01/17/33(a)(b)	780	821,225
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	1,097	1,016,130
3.00%, 06/01/31 (Call 03/01/31)	1,017	850,766
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	852	781,777
1.75%, 05/04/30 (Call 02/04/30)	1,305	1,092,928
1.90%, 09/15/31 (Call 06/15/31)(b)	905	745,576
2.25%, 09/04/29 (Call 06/04/29)	1,260	1,107,555
2.70%, 09/15/51 (Call 03/15/51)(b)	740	462,050
2.90%, 11/03/27 (Call 08/03/27)(b)	1,129	1,060,016
3.65%, 08/16/32 (Call 05/16/32)	835	759,996
3.88%, 03/15/39 (Call 09/15/38)(b)	1,247	1,087,857
4.10%, 08/16/52 (Call 02/16/52)	515	420,340
4.15%, 05/15/48 (Call 11/15/47)	2,029	1,681,169
4.60%, 02/08/27 (Call 01/08/27)	556	552,592
4.60%, 02/15/28 (Call 01/15/28)	1,025	1,015,892
4.60%, 02/08/29 (Call 01/08/29)	525	519,719
4.85%, 02/08/34 (Call 11/08/33)	575	565,919
4.90%, 03/14/33 (Call 12/14/32)	1,271	1,261,995
5.00%, 03/14/53 (Call 09/14/52)	800	747,161
5.05%, 05/18/63 (Call 11/18/62)	1,597	1,488,576
5.15%, 02/08/54 (Call 08/08/53)	800	763,273
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	2,148	1,981,135
2.50%, 10/25/31 (Call 07/25/31)	2,045	1,726,614
3.13%, 10/25/41 (Call 04/25/41)	1,040	803,553
3.25%, 10/25/51 (Call 04/25/51)	985	725,714
3.88%, 04/22/27 (Call 03/22/27)	1,985	1,916,490
4.13%, 04/22/29 (Call 02/22/29)	495	479,490
4.25%, 04/22/32 (Call 01/22/32)	910	874,463
4.50%, 04/22/52 (Call 10/22/51)	1,045	972,991
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	1,020	959,983
1.00%, 09/28/27 (Call 07/28/27)(a)(b)	1,030	900,360
1.25%, 04/23/26 (Call 03/23/26)(a)	1,180	1,095,262
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	697	559,598
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	1,525	1,351,102
2.25%, 04/23/31 (Call 01/23/31)(a)(b)	1,875	1,572,590
4.63%, 07/22/32 (Call 04/22/32)(a)	250	246,224
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,243	1,071,080
		237,811,868
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	935	816,427
3.48%, 12/01/27 (Call 09/01/27)	1,006	942,469
4.20%, 05/01/30 (Call 02/01/30)	692	646,088
		2,404,984
Software — 2.1%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	1,475	1,373,179

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.30%, 02/01/30 (Call 11/01/29)	$2,213	$1,924,087
4.80%, 04/04/29 (Call 03/04/29)	912	910,178
4.85%, 04/04/27 (Call 03/04/27)	640	639,307
4.95%, 04/04/34 (Call 01/04/34)	610	603,058
Atlassian Corp.
5.25%, 05/15/29 (Call 04/15/29)	460	458,410
5.50%, 05/15/34 (Call 02/15/34)	450	446,100
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	1,260	1,032,888
2.85%, 01/15/30 (Call 10/15/29)	1,163	1,027,159
3.50%, 06/15/27 (Call 03/15/27)	1,109	1,058,257
4.38%, 06/15/25 (Call 03/15/25)(b)	515	509,347
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,621	1,355,250
2.90%, 12/01/29 (Call 09/01/29)	1,526	1,346,591
3.40%, 06/27/26 (Call 03/27/26)	1,116	1,073,639
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(b)	1,200	1,209,331
6.65%, 08/02/26 (Call 07/02/26)	1,030	1,041,739
6.85%, 08/02/33 (Call 05/02/33)(b)	885	867,569
Constellation Software Inc./Canada
5.16%, 02/16/29 (Call 01/16/29)(a)(b)	445	441,243
5.46%, 02/16/34 (Call 11/16/33)(a)	310	308,306
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	1,141	923,145
2.95%, 02/15/51 (Call 08/15/50)(b)	1,317	845,277
4.80%, 03/01/26 (Call 12/01/25)	835	827,986
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	1,801	1,671,122
1.65%, 03/01/28 (Call 01/01/28)(b)	1,462	1,283,186
2.25%, 03/01/31 (Call 12/01/30)	1	837
3.10%, 03/01/41 (Call 09/01/40)	1,120	798,565
4.50%, 08/15/46 (Call 02/15/46)(b)	485	399,427
5.10%, 07/15/32 (Call 04/15/32)(b)	975	962,527
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)(b)	402	331,255
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,618	1,483,767
2.65%, 06/01/30 (Call 03/01/30)	1,403	1,211,760
3.20%, 07/01/26 (Call 05/01/26)(b)	2,919	2,795,011
3.50%, 07/01/29 (Call 04/01/29)	4,285	3,955,166
3.85%, 06/01/25 (Call 03/01/25)	1,304	1,280,528
4.20%, 10/01/28 (Call 07/01/28)	1,445	1,382,853
4.40%, 07/01/49 (Call 01/01/49)	2,745	2,235,146
5.15%, 03/15/27 (Call 02/15/27)	665	663,768
5.35%, 03/15/31 (Call 01/15/31)(b)	745	741,815
5.38%, 08/21/28 (Call 07/21/28)	1,170	1,171,912
5.45%, 03/02/28 (Call 02/02/28)	1,360	1,366,197
5.45%, 03/15/34 (Call 12/15/33)	700	694,191
5.60%, 03/02/33 (Call 12/02/32)	1,070	1,074,395
5.63%, 08/21/33 (Call 05/21/33)	1,015	1,020,484
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)	984	938,184
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	776	738,993
1.35%, 07/15/27 (Call 05/15/27)	1,154	1,033,477
1.65%, 07/15/30 (Call 04/15/30)	1,375	1,130,081
5.13%, 09/15/28 (Call 08/15/28)	1,227	1,234,112
5.20%, 09/15/33 (Call 06/15/33)	1,585	1,582,298
5.25%, 09/15/26 (Call 08/15/26)	965	970,169
5.50%, 09/15/53 (Call 03/15/53)	1,125	1,122,394
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(a)(b)	1,149	936,533
Security	Par (000)	Value

Software (continued)
2.40%, 08/08/26 (Call 05/08/26)	$5,153	$4,883,086
2.50%, 09/15/50 (Call 03/15/50)(a)	2,318	1,432,484
2.53%, 06/01/50 (Call 12/01/49)	8,014	5,031,893
2.68%, 06/01/60 (Call 12/01/59)(b)	4,992	3,015,964
2.92%, 03/17/52 (Call 09/17/51)(b)	7,869	5,306,160
3.04%, 03/17/62 (Call 09/17/61)(b)	2,636	1,719,707
3.13%, 11/03/25 (Call 08/03/25)	2,929	2,850,807
3.30%, 02/06/27 (Call 11/06/26)	5,410	5,206,969
3.40%, 09/15/26 (Call 06/15/26)(a)	1,273	1,228,485
3.40%, 06/15/27 (Call 03/15/27)(a)	1,093	1,047,288
3.45%, 08/08/36 (Call 02/08/36)	1,701	1,473,259
3.50%, 02/12/35 (Call 08/12/34)(b)	2,352	2,114,617
3.50%, 11/15/42	1,095	898,357
3.70%, 08/08/46 (Call 02/08/46)	2,015	1,640,577
3.75%, 02/12/45 (Call 08/12/44)	845	709,232
3.95%, 08/08/56 (Call 02/08/56)	650	526,970
4.00%, 02/12/55 (Call 08/12/54)	830	692,515
4.10%, 02/06/37 (Call 08/06/36)	1,298	1,208,470
4.20%, 11/03/35 (Call 05/03/35)	1,176	1,119,761
4.25%, 02/06/47 (Call 08/06/46)(b)	1,360	1,222,329
4.45%, 11/03/45 (Call 05/03/45)	1,166	1,083,453
4.50%, 10/01/40	551	533,031
4.50%, 06/15/47 (Call 12/15/46)(a)	752	688,508
4.50%, 02/06/57 (Call 08/06/56)	765	698,595
4.75%, 11/03/55 (Call 05/03/55)	165	160,473
5.20%, 06/01/39	525	545,613
5.30%, 02/08/41(b)	1,157	1,221,944
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	1,040	854,274
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	1,685	1,495,588
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	930	809,210
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	1,055	942,075
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	850	781,888
Open Text Corp., 6.90%, 12/01/27
(Call 11/01/27)(a)	1,021	1,047,426
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,720	3,480,268
2.30%, 03/25/28 (Call 01/25/28)	2,799	2,518,317
2.65%, 07/15/26 (Call 04/15/26)	3,582	3,382,579
2.80%, 04/01/27 (Call 02/01/27)	3,190	2,985,974
2.88%, 03/25/31 (Call 12/25/30)	4,197	3,609,363
2.95%, 04/01/30 (Call 01/01/30)	4,014	3,545,022
3.25%, 11/15/27 (Call 08/15/27)	3,755	3,528,005
3.25%, 05/15/30 (Call 02/15/30)(b)	995	896,055
3.60%, 04/01/40 (Call 10/01/39)	4,034	3,107,379
3.60%, 04/01/50 (Call 10/01/49)	6,001	4,174,520
3.65%, 03/25/41 (Call 09/25/40)	3,034	2,325,380
3.80%, 11/15/37 (Call 05/15/37)	2,331	1,916,668
3.85%, 07/15/36 (Call 01/15/36)	1,698	1,427,445
3.85%, 04/01/60 (Call 10/01/59)	4,871	3,342,320
3.90%, 05/15/35 (Call 11/15/34)	1,694	1,466,651
3.95%, 03/25/51 (Call 09/25/50)	4,336	3,194,277
4.00%, 07/15/46 (Call 01/15/46)	3,607	2,759,516
4.00%, 11/15/47 (Call 05/15/47)	3,102	2,354,995
4.10%, 03/25/61 (Call 09/25/60)	2,217	1,596,895
4.13%, 05/15/45 (Call 11/15/44)	2,801	2,204,107
4.30%, 07/08/34 (Call 01/08/34)	2,409	2,182,920
4.38%, 05/15/55 (Call 11/15/54)	1,279	995,554
4.50%, 05/06/28 (Call 04/06/28)	1,230	1,203,167
4.50%, 07/08/44 (Call 01/08/44)	1,496	1,247,229
4.65%, 05/06/30 (Call 03/06/30)(b)	1,175	1,143,965

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.90%, 02/06/33 (Call 11/06/32)	$2,010	$1,942,628
5.38%, 07/15/40	3,062	2,910,303
5.55%, 02/06/53 (Call 08/06/52)	3,070	2,898,736
5.80%, 11/10/25(b)	890	894,608
6.13%, 07/08/39	1,714	1,769,162
6.15%, 11/09/29 (Call 09/09/29)(b)	1,795	1,873,939
6.25%, 11/09/32 (Call 08/09/32)	2,760	2,911,553
6.50%, 04/15/38	1,730	1,846,987
6.90%, 11/09/52 (Call 05/09/52)	3,255	3,641,316
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	950	897,106
1.40%, 09/15/27 (Call 07/15/27)	1,392	1,231,996
1.75%, 02/15/31 (Call 11/15/30)	1,501	1,201,283
2.00%, 06/30/30 (Call 03/30/30)	1,042	866,351
2.95%, 09/15/29 (Call 06/15/29)	929	829,281
3.80%, 12/15/26 (Call 09/15/26)	1,215	1,171,908
3.85%, 12/15/25 (Call 09/15/25)	446	435,650
4.20%, 09/15/28 (Call 06/15/28)	1,343	1,293,113
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	1,706	1,492,329
1.95%, 07/15/31 (Call 04/15/31)	1,970	1,612,142
2.70%, 07/15/41 (Call 01/15/41)	1,733	1,209,807
2.90%, 07/15/51 (Call 01/15/51)	2,738	1,756,799
3.05%, 07/15/61 (Call 01/15/61)	1,645	1,011,700
3.70%, 04/11/28 (Call 01/11/28)	2,352	2,258,067
ServiceNow Inc., 1.40%, 09/01/30
(Call 06/01/30)(b)	2,333	1,877,953
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	1,180	1,131,267
4.00%, 04/14/32 (Call 01/14/32)	935	851,235
4.95%, 03/28/28 (Call 02/28/28)	1,485	1,468,024
5.00%, 03/28/26	1,287	1,277,261
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	2,100	1,923,217
1.80%, 08/15/28 (Call 06/15/28)(b)	1,438	1,248,903
2.20%, 08/15/31 (Call 05/15/31)	2,270	1,822,536
3.90%, 08/21/27 (Call 05/21/27)	1,826	1,745,122
4.65%, 05/15/27 (Call 03/15/27)	1,028	1,008,280
4.70%, 05/15/30 (Call 02/15/30)	1,330	1,278,298
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,752	1,674,146
3.70%, 04/01/29 (Call 02/01/29)	1,195	1,118,533
3.80%, 04/01/32 (Call 01/01/32)	1,980	1,779,192
		229,372,509
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,350	1,185,760
3.63%, 04/22/29 (Call 01/22/29)(b)	1,425	1,323,214
4.38%, 07/16/42	1,895	1,617,301
4.38%, 04/22/49 (Call 10/22/48)(b)	1,662	1,396,254
4.70%, 07/21/32 (Call 04/21/32)	1,195	1,147,710
6.13%, 11/15/37	535	565,569
6.13%, 03/30/40	2,390	2,484,830
6.38%, 03/01/35	1,415	1,511,818
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	3,133	2,768,683
1.70%, 03/25/26 (Call 06/11/24)	4,169	3,902,742
2.25%, 02/01/32 (Call 11/01/31)	3,440	2,773,737
2.30%, 06/01/27 (Call 04/01/27)	3,702	3,403,410
2.55%, 12/01/33 (Call 09/01/33)	5,164	4,073,659
2.75%, 06/01/31 (Call 03/01/31)	3,882	3,297,438
Security	Par (000)	Value

Telecommunications (continued)
2.95%, 07/15/26 (Call 04/15/26)(b)	$784	$746,614
3.10%, 02/01/43 (Call 08/01/42)(b)	1,178	865,183
3.30%, 02/01/52 (Call 08/01/51)(b)	1,470	976,830
3.50%, 06/01/41 (Call 12/01/40)(b)	3,509	2,677,908
3.50%, 09/15/53 (Call 03/15/53)	10,008	6,759,273
3.50%, 02/01/61 (Call 08/01/60)	900	587,928
3.55%, 09/15/55 (Call 03/15/55)(b)	9,685	6,503,154
3.65%, 06/01/51 (Call 12/01/50)	4,049	2,859,845
3.65%, 09/15/59 (Call 03/15/59)	8,564	5,716,466
3.80%, 02/15/27 (Call 11/15/26)	1,323	1,275,175
3.80%, 12/01/57 (Call 06/01/57)	7,598	5,289,645
3.85%, 06/01/60 (Call 12/01/59)	2,000	1,397,263
3.88%, 01/15/26 (Call 10/15/25)	522	509,858
4.10%, 02/15/28 (Call 11/15/27)	2,315	2,227,115
4.25%, 03/01/27 (Call 12/01/26)	2,092	2,043,356
4.30%, 02/15/30 (Call 11/15/29)(b)	4,490	4,279,692
4.30%, 12/15/42 (Call 06/15/42)	1,908	1,592,567
4.35%, 03/01/29 (Call 12/01/28)(b)	4,280	4,128,899
4.35%, 06/15/45 (Call 12/15/44)	1,630	1,355,277
4.50%, 05/15/35 (Call 11/15/34)	3,445	3,148,680
4.50%, 03/09/48 (Call 09/09/47)	1,990	1,643,363
4.55%, 03/09/49 (Call 09/09/48)	1,400	1,159,749
4.65%, 06/01/44 (Call 12/01/43)	811	690,099
4.75%, 05/15/46 (Call 11/15/45)	2,590	2,262,223
4.80%, 06/15/44 (Call 12/15/43)	522	455,910
4.85%, 03/01/39 (Call 09/01/38)	1,449	1,323,045
4.85%, 07/15/45 (Call 01/15/45)(b)	505	446,929
4.90%, 08/15/37 (Call 02/14/37)	661	612,949
5.15%, 03/15/42	466	430,179
5.15%, 11/15/46 (Call 05/15/46)	1,090	1,004,239
5.15%, 02/15/50 (Call 08/14/49)	938	835,961
5.25%, 03/01/37 (Call 09/01/36)	1,420	1,376,346
5.35%, 09/01/40	566	541,252
5.40%, 02/15/34 (Call 11/15/33)	3,649	3,621,052
5.45%, 03/01/47 (Call 09/01/46)	873	839,327
5.54%, 02/20/26 (Call 06/11/24)	590	589,974
5.55%, 08/15/41(b)	563	550,094
5.65%, 02/15/47 (Call 08/15/46)	875	874,251
5.70%, 03/01/57 (Call 09/01/56)	425	411,623
6.00%, 08/15/40 (Call 05/15/40)	718	730,884
6.15%, 09/15/34(b)	115	117,788
6.25%, 03/29/41	180	184,894
6.30%, 01/15/38	710	749,148
6.38%, 03/01/41	568	599,974
6.55%, 02/15/39(b)	547	583,307
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	1,130	814,594
4.30%, 07/29/49 (Call 01/29/49)	792	642,851
4.46%, 04/01/48 (Call 10/01/47)	1,688	1,405,367
5.10%, 05/11/33 (Call 02/11/33)	1,285	1,250,773
5.20%, 02/15/34 (Call 11/15/33)(b)	755	735,647
5.55%, 02/15/54 (Call 08/15/53)(b)	830	800,463
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	666	480,130
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,000	795,225
Series US-6, 3.20%, 02/15/52
(Call 08/15/51)(b)	900	590,938
Bharti Airtel Ltd., 3.25%, 06/03/31
(Call 03/05/31)(a)	220	192,226
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	1,487	1,345,398
4.25%, 11/08/49 (Call 05/08/49)(a)(b)	835	660,574

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 12/04/28 (Call 09/04/28)	$1,610	$1,598,663
9.63%, 12/15/30	3,604	4,379,704
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(b)	1,967	1,864,292
2.95%, 02/28/26	1,218	1,173,802
3.50%, 06/15/25	537	527,681
4.80%, 02/26/27 (Call 01/26/27)	2,055	2,048,760
4.85%, 02/26/29 (Call 01/26/29)	2,385	2,377,653
4.90%, 02/26/26	1,135	1,131,852
4.95%, 02/26/31 (Call 12/26/30)	1,960	1,948,769
5.05%, 02/26/34 (Call 11/26/33)	2,405	2,389,858
5.30%, 02/26/54 (Call 08/26/53)	2,115	2,074,869
5.35%, 02/26/64 (Call 08/26/63)	1,210	1,177,983
5.50%, 01/15/40	2,890	2,940,013
5.90%, 02/15/39	2,981	3,163,071
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	446	336,817
4.38%, 11/15/57 (Call 05/15/57)	985	767,622
4.70%, 03/15/37	665	607,171
4.75%, 03/15/42	565	497,271
5.35%, 11/15/48 (Call 05/15/48)	901	841,751
5.45%, 11/15/79 (Call 05/19/79)	1,236	1,139,232
5.75%, 08/15/40	731	721,302
5.85%, 11/15/68 (Call 05/15/68)(b)	443	434,179
7.25%, 08/15/36 (Call 08/15/26)(b)	737	762,752
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(a)	1,247	904,782
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	863	832,092
4.38%, 06/21/28 (Call 03/21/28)(a)	1,365	1,322,803
4.75%, 06/21/38 (Call 12/21/37)(a)	1,041	960,940
4.88%, 03/06/42(a)	1,413	1,285,992
8.75%, 06/15/30	5,004	5,835,470
9.25%, 06/01/32	836	1,037,682
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)	485	385,263
4.75%, 08/01/26 (Call 05/03/26)(a)(b)	1,073	1,053,722
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	671	627,360
2.00%, 12/10/30 (Call 09/10/30)	768	614,887
3.75%, 08/15/29 (Call 05/15/29)(b)	809	752,749
5.95%, 03/15/41(b)	431	431,287
Koninklijke KPN NV, 8.38%, 10/01/30	1,083	1,243,504
KT Corp., 2.50%, 07/18/26(a)	200	188,358
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,374	1,144,233
2.75%, 05/24/31 (Call 02/24/31)	1,410	1,187,831
4.60%, 02/23/28 (Call 11/23/27)	1,492	1,461,901
4.60%, 05/23/29 (Call 02/23/29)	1,364	1,325,003
5.00%, 04/15/29 (Call 03/15/29)	625	617,369
5.40%, 04/15/34 (Call 01/15/34)	595	587,862
5.50%, 09/01/44	689	666,510
5.60%, 06/01/32 (Call 03/01/32)	855	859,779
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	1,711	1,589,279
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	1,704	1,554,944
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	1,620	1,341,383
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	2,539	2,161,321
5.75%, 10/06/28 (Call 09/06/28)(a)(b)	1,690	1,730,558
6.00%, 10/06/33 (Call 07/06/33)(a)(b)	1,170	1,227,173
Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27(b)	$750	$728,948
6.63%, 05/15/39	745	721,522
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(a)	4,089	3,794,756
1.59%, 04/03/28 (Call 02/03/28)(a)	1,975	1,732,822
2.07%, 04/03/31 (Call 01/03/31)(a)	1,582	1,300,368
4.24%, 07/25/25(a)	550	542,396
4.37%, 07/27/27 (Call 06/27/27)(a)	1,015	991,460
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	1,075	914,857
3.75%, 06/22/26(a)	1,463	1,417,281
3.88%, 01/31/28(a)(b)	518	494,042
4.50%, 01/31/43(a)	795	714,012
Orange SA
5.38%, 01/13/42(b)	1,851	1,783,186
5.50%, 02/06/44 (Call 08/06/43)	545	532,936
9.00%, 03/01/31	3,333	3,986,429
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	1,087	1,022,759
3.20%, 03/15/27 (Call 02/15/27)	1,996	1,889,674
3.63%, 12/15/25 (Call 09/15/25)	1,019	988,471
3.70%, 11/15/49 (Call 05/15/49)	1,433	1,013,447
3.80%, 03/15/32 (Call 12/15/31)	2,611	2,317,386
4.30%, 02/15/48 (Call 08/15/47)	1,042	821,504
4.35%, 05/01/49 (Call 11/01/48)	1,748	1,387,249
4.50%, 03/15/42 (Call 09/15/41)	1,033	872,806
4.50%, 03/15/43 (Call 09/15/42)	603	508,403
4.55%, 03/15/52 (Call 09/15/51)	2,630	2,142,134
5.00%, 02/15/29 (Call 01/15/29)	1,413	1,392,115
5.00%, 03/15/44 (Call 09/15/43)(b)	1,313	1,175,523
5.30%, 02/15/34 (Call 11/15/33)	865	843,565
5.45%, 10/01/43 (Call 04/01/43)(b)	916	864,153
7.50%, 08/15/38	555	638,750
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,312	1,244,991
SES Global Americas Holdings Inc., 5.30%,
03/25/44(a)	659	485,062
SES SA, 5.30%, 04/04/43(a)(b)	585	426,427
Sprint Capital Corp.
6.88%, 11/15/28	2,715	2,867,116
8.75%, 03/15/32	2,610	3,119,715
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	1,039	1,066,500
Telefonica Emisiones SA
4.10%, 03/08/27(b)	1,808	1,754,090
4.67%, 03/06/38(b)	725	638,196
4.90%, 03/06/48(b)	1,696	1,439,269
5.21%, 03/08/47	3,437	3,060,688
5.52%, 03/01/49 (Call 09/01/48)	1,658	1,537,824
7.05%, 06/20/36	2,592	2,813,772
Telefonica Europe BV, 8.25%, 09/15/30	1,895	2,140,219
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(Call 08/18/31)(a)	450	339,781
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,292	1,209,010
3.40%, 05/13/32 (Call 02/13/32)	1,271	1,099,465
3.70%, 09/15/27 (Call 06/15/27)(b)	1,177	1,120,205
4.30%, 06/15/49 (Call 12/15/48)(b)	785	618,700
4.60%, 11/16/48 (Call 05/16/48)	1,059	884,855
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,562	1,461,301
2.05%, 02/15/28 (Call 12/15/27)	2,674	2,388,202

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.25%, 02/15/26 (Call 06/11/24)	$2,320	$2,196,513
2.25%, 11/15/31 (Call 08/15/31)	1,677	1,360,444
2.40%, 03/15/29 (Call 01/15/29)	935	823,661
2.55%, 02/15/31 (Call 11/15/30)	2,592	2,185,635
2.63%, 04/15/26 (Call 06/11/24)	1,850	1,754,021
2.63%, 02/15/29 (Call 06/11/24)	1,817	1,614,030
2.70%, 03/15/32 (Call 12/15/31)	1,840	1,529,852
2.88%, 02/15/31 (Call 02/15/26)	1,895	1,626,393
3.00%, 02/15/41 (Call 08/15/40)	3,731	2,677,216
3.30%, 02/15/51 (Call 08/15/50)	4,187	2,819,087
3.38%, 04/15/29 (Call 06/11/24)	2,946	2,696,167
3.40%, 10/15/52 (Call 04/15/52)	3,940	2,679,422
3.50%, 04/15/31 (Call 04/15/26)	3,240	2,881,469
3.60%, 11/15/60 (Call 05/15/60)	2,191	1,474,460
3.75%, 04/15/27 (Call 02/15/27)	5,309	5,091,415
3.88%, 04/15/30 (Call 01/15/30)	8,792	8,171,761
4.38%, 04/15/40 (Call 10/15/39)	2,871	2,496,054
4.50%, 04/15/50 (Call 10/15/49)	4,159	3,463,043
4.75%, 02/01/28 (Call 06/11/24)	2,190	2,148,223
4.80%, 07/15/28 (Call 06/15/28)	1,570	1,544,590
4.85%, 01/15/29 (Call 12/15/28)	1,650	1,624,870
4.95%, 03/15/28 (Call 02/15/28)	1,670	1,652,262
5.05%, 07/15/33 (Call 04/15/33)	3,495	3,403,014
5.15%, 04/15/34 (Call 01/15/34)	1,145	1,121,417
5.20%, 01/15/33 (Call 10/15/32)	1,405	1,382,877
5.38%, 04/15/27 (Call 06/11/24)	299	299,165
5.50%, 01/15/55 (Call 07/15/54)(b)	913	875,018
5.65%, 01/15/53 (Call 07/15/52)	2,336	2,298,421
5.75%, 01/15/34 (Call 10/15/33)	1,740	1,781,264
5.75%, 01/15/54 (Call 07/15/53)	1,707	1,697,275
5.80%, 09/15/62 (Call 03/15/62)	1,020	1,016,673
6.00%, 06/15/54 (Call 12/15/53)	1,170	1,208,247
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(b)	1,842	1,726,235
1.45%, 03/20/26 (Call 02/20/26)	2,807	2,622,427
1.50%, 09/18/30 (Call 06/18/30)	1,775	1,436,967
1.68%, 10/30/30 (Call 07/30/30)	1,783	1,437,873
1.75%, 01/20/31 (Call 10/20/30)	3,567	2,865,784
2.10%, 03/22/28 (Call 01/22/28)	3,855	3,453,680
2.36%, 03/15/32 (Call 12/15/31)	6,120	4,968,334
2.55%, 03/21/31 (Call 12/21/30)	4,628	3,901,956
2.63%, 08/15/26	2,627	2,486,502
2.65%, 11/20/40 (Call 05/20/40)(b)	4,042	2,784,325
2.85%, 09/03/41 (Call 03/03/41)	1,715	1,201,346
2.88%, 11/20/50 (Call 05/20/50)(b)	3,388	2,134,567
2.99%, 10/30/56 (Call 04/30/56)	4,936	3,010,244
3.00%, 03/22/27 (Call 01/22/27)	1,741	1,644,884
3.00%, 11/20/60 (Call 05/20/60)(b)	2,725	1,632,253
3.15%, 03/22/30 (Call 12/22/29)	1,348	1,208,263
3.40%, 03/22/41 (Call 09/22/40)	4,628	3,540,558
3.55%, 03/22/51 (Call 09/22/50)(b)	5,410	3,871,200
3.70%, 03/22/61 (Call 09/22/60)(b)	4,147	2,925,631
3.85%, 11/01/42 (Call 05/01/42)(b)	1,139	907,421
3.88%, 02/08/29 (Call 11/08/28)	2,203	2,086,766
3.88%, 03/01/52 (Call 09/01/51)	1,792	1,354,701
4.00%, 03/22/50 (Call 09/22/49)	1,685	1,315,499
4.02%, 12/03/29 (Call 09/03/29)	5,035	4,751,341
4.13%, 03/16/27	3,955	3,851,838
4.13%, 08/15/46	1,357	1,099,490
4.27%, 01/15/36	560	504,630
4.33%, 09/21/28(b)	6,163	5,971,929
Security	Par (000)	Value

Telecommunications (continued)
4.40%, 11/01/34 (Call 05/01/34)	$2,790	$2,572,561
4.50%, 08/10/33	3,052	2,862,617
4.52%, 09/15/48(b)	1,795	1,533,657
4.67%, 03/15/55	890	767,981
4.75%, 11/01/41	825	756,297
4.81%, 03/15/39	1,785	1,651,974
4.86%, 08/21/46(b)	3,235	2,954,047
5.01%, 04/15/49(b)	720	684,168
5.01%, 08/21/54	710	645,013
5.05%, 05/09/33 (Call 02/09/33)	1,535	1,510,345
5.25%, 03/16/37	1,593	1,566,409
5.50%, 03/16/47(b)	585	587,239
5.50%, 02/23/54 (Call 08/23/53)	615	599,175
5.85%, 09/15/35(b)	605	625,380
6.40%, 09/15/33(b)	420	457,521
6.55%, 09/15/43	1,135	1,252,202
7.75%, 12/01/30	1,165	1,323,966
Vodafone Group PLC
4.25%, 09/17/50(b)	2,402	1,881,280
4.38%, 05/30/28(b)	1,320	1,288,549
4.38%, 02/19/43	2,195	1,858,673
4.88%, 06/19/49	2,727	2,376,552
5.00%, 05/30/38(b)	487	465,675
5.13%, 06/19/59	434	381,182
5.25%, 05/30/48(b)	711	660,628
5.63%, 02/10/53 (Call 08/10/52)	1,255	1,210,684
5.75%, 02/10/63 (Call 08/10/62)(b)	515	501,390
6.15%, 02/27/37	2,269	2,370,058
6.25%, 11/30/32(b)	891	941,903
7.88%, 02/15/30	1,253	1,414,335
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)	615	515,364
3.38%, 04/29/30 (Call 01/29/30)(a)	115	101,966
4.10%, 07/14/51 (Call 01/14/51)(a)	475	345,164
		436,781,603
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	907	851,213
3.55%, 11/19/26 (Call 09/19/26)	1,148	1,093,288
3.90%, 11/19/29 (Call 08/19/29)	1,495	1,369,270
5.10%, 05/15/44 (Call 11/15/43)(b)	557	480,134
6.05%, 05/14/34 (Call 02/14/34)	375	373,676
6.35%, 03/15/40	699	714,125
Mattel Inc.
3.38%, 04/01/26 (Call 06/11/24)(a)	290	277,477
3.75%, 04/01/29 (Call 06/11/24)(a)(b)	1,092	1,000,107
5.45%, 11/01/41 (Call 05/01/41)(b)	510	457,523
5.88%, 12/15/27 (Call 07/01/24)(a)	1,107	1,102,954
6.20%, 10/01/40(b)	450	433,128
		8,152,895
Transportation — 1.8%
AP Moller - Maersk A/S
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,439	1,402,255
5.88%, 09/14/33 (Call 06/14/33)(a)	1,220	1,236,956
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	745	467,897
3.05%, 02/15/51 (Call 08/15/50)(b)	1,086	714,598
3.25%, 06/15/27 (Call 03/15/27)	993	946,816
3.30%, 09/15/51 (Call 03/15/51)	1,307	904,703
3.55%, 02/15/50 (Call 08/15/49)	1,249	910,394

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 09/01/25 (Call 06/01/25)	$373	$365,213
3.90%, 08/01/46 (Call 02/01/46)	1,114	881,028
4.05%, 06/15/48 (Call 12/15/47)	1,206	969,215
4.13%, 06/15/47 (Call 12/15/46)	1,140	933,335
4.15%, 04/01/45 (Call 10/01/44)	532	441,300
4.15%, 12/15/48 (Call 06/15/48)	1,214	987,898
4.38%, 09/01/42 (Call 03/01/42)	927	804,850
4.40%, 03/15/42 (Call 09/15/41)	910	796,444
4.45%, 03/15/43 (Call 09/15/42)	1,207	1,054,504
4.45%, 01/15/53 (Call 07/15/52)	1,345	1,139,374
4.55%, 09/01/44 (Call 03/01/44)	1,215	1,069,122
4.70%, 09/01/45 (Call 03/01/45)	897	799,994
4.90%, 04/01/44 (Call 10/01/43)	1,232	1,136,370
4.95%, 09/15/41 (Call 03/15/41)	530	496,691
5.05%, 03/01/41 (Call 09/01/40)	660	625,815
5.15%, 09/01/43 (Call 03/01/43)	955	913,003
5.20%, 04/15/54 (Call 10/15/53)	1,645	1,564,392
5.40%, 06/01/41 (Call 12/01/40)	782	774,428
5.75%, 05/01/40 (Call 11/01/39)	1,160	1,190,278
6.15%, 05/01/37	937	1,007,218
6.20%, 08/15/36	499	536,607
7.00%, 12/15/25(b)	509	522,176
7.95%, 08/15/30	200	230,039
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(b)	1,372	819,165
2.75%, 03/01/26 (Call 12/01/25)	1,110	1,066,819
3.20%, 08/02/46 (Call 02/02/46)(b)	1,655	1,185,974
3.50%, 11/15/42 (Call 05/15/42)	160	120,455
3.65%, 02/03/48 (Call 08/03/47)(b)	534	412,320
3.85%, 08/05/32 (Call 05/05/32)	1,237	1,130,939
4.40%, 08/05/52 (Call 02/05/52)	770	658,432
4.45%, 01/20/49 (Call 07/20/48)	596	518,205
4.50%, 11/07/43 (Call 05/07/43)(b)	320	276,140
5.85%, 11/01/33 (Call 08/01/33)	250	263,212
6.13%, 11/01/53 (Call 05/01/53)(b)	120	132,632
6.20%, 06/01/36	330	355,842
6.25%, 08/01/34	876	948,068
6.38%, 11/15/37	565	614,448
6.71%, 07/15/36(b)	10	11,030
6.90%, 07/15/28	665	710,480
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	1,839	1,688,517
2.05%, 03/05/30 (Call 12/05/29)	1,077	910,788
2.45%, 12/02/31 (Call 09/02/31)	880	794,915
2.88%, 11/15/29 (Call 08/15/29)	917	817,844
3.00%, 12/02/41 (Call 06/02/41)(b)	1,115	964,589
3.10%, 12/02/51 (Call 06/02/51)(b)	2,065	1,368,569
3.50%, 05/01/50 (Call 11/01/49)	1,214	872,924
3.70%, 02/01/26 (Call 11/01/25)	773	749,867
4.00%, 06/01/28 (Call 03/01/28)(b)	719	692,069
4.20%, 11/15/69 (Call 05/15/69)	631	479,136
4.30%, 05/15/43 (Call 11/15/42)(b)	689	581,678
4.70%, 05/01/48 (Call 11/01/47)(b)	656	563,760
4.80%, 09/15/35 (Call 03/15/35)	685	649,815
4.80%, 08/01/45 (Call 02/01/45)(b)	803	721,563
4.95%, 08/15/45 (Call 02/15/45)(b)	699	632,932
5.75%, 03/15/33(b)	485	498,872
5.75%, 01/15/42	462	453,036
5.95%, 05/15/37	817	838,718
6.13%, 09/15/2115 (Call 03/15/2115)	586	592,872
7.13%, 10/15/31	570	634,083
Security	Par (000)	Value

Transportation (continued)
Central Japan Railway Co., 4.25%, 11/24/45
(Call 05/24/45)(a)	$200	$168,970
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)(b)	1,138	1,097,309
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,181	1,024,780
2.50%, 05/15/51 (Call 11/15/50)	444	261,366
2.60%, 11/01/26 (Call 08/01/26)	1,670	1,575,799
3.25%, 06/01/27 (Call 03/01/27)	1,377	1,307,097
3.35%, 11/01/25 (Call 08/01/25)	1,065	1,035,757
3.35%, 09/15/49 (Call 03/15/49)	1,045	733,114
3.80%, 03/01/28 (Call 12/01/27)	910	873,812
3.80%, 11/01/46 (Call 05/01/46)	1,126	876,223
3.80%, 04/15/50 (Call 10/15/49)(b)	811	617,929
3.95%, 05/01/50 (Call 11/01/49)(b)	543	424,839
4.10%, 11/15/32 (Call 08/15/32)	1,130	1,049,950
4.10%, 03/15/44 (Call 09/15/43)	978	806,502
4.25%, 03/15/29 (Call 12/15/28)	1,722	1,668,331
4.25%, 11/01/66 (Call 05/01/66)(b)	555	431,169
4.30%, 03/01/48 (Call 09/01/47)	1,194	998,600
4.40%, 03/01/43 (Call 09/01/42)(b)	590	513,094
4.50%, 03/15/49 (Call 09/15/48)(b)	733	627,727
4.50%, 11/15/52 (Call 05/15/52)(b)	972	830,104
4.50%, 08/01/54 (Call 02/01/54)	480	407,070
4.65%, 03/01/68 (Call 09/01/67)	615	516,046
4.75%, 05/30/42 (Call 11/30/41)	990	897,627
4.75%, 11/15/48 (Call 05/15/48)	763	680,745
5.20%, 11/15/33 (Call 08/15/33)	995	992,837
5.50%, 04/15/41 (Call 10/15/40)	805	797,156
6.00%, 10/01/36	565	595,701
6.15%, 05/01/37	796	851,797
6.22%, 04/30/40	918	983,858
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(a)	385	229,352
3.83%, 09/14/61 (Call 03/14/61)(a)	890	574,187
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	760	689,080
3.69%, 09/13/61 (Call 03/13/61)(a)	615	399,387
4.70%, 05/07/50 (Call 11/07/49)(a)	1,394	1,123,964
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	472	402,579
ENA Master Trust, 4.00%, 05/19/48
(Call 02/19/48)(a)	160	112,960
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	935	785,025
3.10%, 08/05/29 (Call 05/05/29)	1,680	1,525,479
3.25%, 04/01/26 (Call 01/01/26)	1,542	1,490,810
3.25%, 05/15/41 (Call 11/15/40)	1,185	863,438
3.40%, 02/15/28 (Call 11/15/27)	729	687,898
3.88%, 08/01/42	773	599,935
3.90%, 02/01/35	988	869,724
4.05%, 02/15/48 (Call 08/15/47)	1,443	1,104,304
4.10%, 04/15/43	726	580,124
4.10%, 02/01/45	1,188	931,669
4.20%, 10/17/28 (Call 07/17/28)(b)	615	594,557
4.25%, 05/15/30 (Call 02/15/30)(b)	935	894,708
4.40%, 01/15/47 (Call 07/15/46)	1,294	1,045,058
4.50%, 02/01/65	188	141,796
4.55%, 04/01/46 (Call 10/01/45)(b)	1,788	1,480,993
4.75%, 11/15/45 (Call 05/15/45)	1,817	1,557,883
4.90%, 01/15/34(b)	995	963,063
4.95%, 10/17/48 (Call 04/17/48)(b)	1,033	904,284

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.10%, 01/15/44	$559	$508,248
5.25%, 05/15/50 (Call 11/15/49)(b)	1,572	1,445,681
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)(b)	1,103	1,075,206
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	989	952,958
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27
(Call 03/06/27)(a)(b)	1,140	1,087,626
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	657	548,790
2.55%, 11/01/29 (Call 08/01/29)(b)	896	785,676
2.90%, 06/15/26 (Call 03/15/26)	662	632,323
2.90%, 08/25/51 (Call 02/25/51)(b)	795	493,799
3.00%, 03/15/32 (Call 12/15/31)(b)	234	200,448
3.05%, 05/15/50 (Call 11/15/49)	1,272	826,547
3.15%, 06/01/27 (Call 03/01/27)(b)	498	471,193
3.16%, 05/15/55 (Call 11/15/54)	944	597,534
3.40%, 11/01/49 (Call 05/01/49)	654	456,873
3.65%, 08/01/25 (Call 06/01/25)	535	523,698
3.70%, 03/15/53 (Call 09/15/52)(b)	601	433,628
3.80%, 08/01/28 (Call 05/01/28)	705	671,609
3.94%, 11/01/47 (Call 05/01/47)	1,128	874,120
3.95%, 10/01/42 (Call 04/01/42)	781	628,411
4.05%, 08/15/52 (Call 02/15/52)	1,171	899,549
4.10%, 05/15/49 (Call 11/15/48)	714	562,029
4.10%, 05/15/2121 (Call 11/15/2120)(b)	625	440,412
4.15%, 02/28/48 (Call 08/28/47)	1,127	900,715
4.45%, 03/01/33 (Call 12/01/32)(b)	540	509,328
4.45%, 06/15/45 (Call 12/15/44)	707	601,401
4.55%, 06/01/53 (Call 12/01/52)	1,145	961,734
4.65%, 01/15/46 (Call 07/15/45)	670	582,124
4.80%, 08/15/43 (Call 02/15/43)	75	65,231
4.84%, 10/01/41	906	827,064
5.05%, 08/01/30 (Call 06/01/30)(b)	1,025	1,019,405
5.10%, 12/31/49 (Call 02/01/2118)	75	62,927
5.35%, 08/01/54 (Call 02/01/54)	1,270	1,207,764
5.55%, 03/15/34 (Call 12/15/33)(b)	765	777,004
5.95%, 03/15/64 (Call 09/15/63)	680	694,858
7.25%, 02/15/31(b)	815	898,476
7.80%, 05/15/27	620	664,855
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	875	886,104
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	837	772,045
2.85%, 03/01/27 (Call 02/01/27)	514	482,631
2.90%, 12/01/26 (Call 10/01/26)	804	758,119
3.35%, 09/01/25 (Call 08/01/25)	719	699,007
4.30%, 06/15/27 (Call 05/15/27)	505	490,137
4.63%, 06/01/25 (Call 05/01/25)	750	741,986
5.25%, 06/01/28 (Call 05/01/28)(b)	760	761,571
5.30%, 03/15/27 (Call 02/15/27)	375	375,682
5.38%, 03/15/29 (Call 02/15/29)(b)	560	561,789
5.50%, 06/01/29 (Call 05/01/29)(b)	175	175,912
5.65%, 03/01/28 (Call 02/01/28)	1,020	1,031,512
6.30%, 12/01/28 (Call 11/01/28)	575	597,117
6.60%, 12/01/33 (Call 09/01/33)	580	617,934
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)	50	39,349
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	670	547,110
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	599	521,178
4.65%, 06/15/44(a)	110	93,049
5.50%, 09/25/26 (Call 08/25/26)(a)	763	763,128
5.65%, 12/01/52 (Call 06/01/52)(a)	525	524,698
Security	Par (000)	Value

Transportation (continued)
5.75%, 11/22/33 (Call 08/22/33)(a)	$325	$338,921
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	854	793,004
2.38%, 05/20/31 (Call 02/20/31)	1,410	1,191,690
2.40%, 02/05/30 (Call 11/05/29)	1,574	1,368,655
2.75%, 03/01/26 (Call 12/01/25)	1,054	1,010,687
2.80%, 02/14/32 (Call 12/15/31)	1,775	1,519,350
2.89%, 04/06/36 (Call 01/06/36)	1,135	907,435
2.95%, 03/10/52 (Call 09/10/51)	1,315	847,094
2.97%, 09/16/62 (Call 03/16/62)	1,409	835,889
3.00%, 04/15/27 (Call 01/15/27)	748	710,036
3.20%, 05/20/41 (Call 11/20/40)	986	747,935
3.25%, 08/15/25 (Call 05/15/25)	745	726,564
3.25%, 02/05/50 (Call 08/05/49)	2,302	1,600,776
3.35%, 08/15/46 (Call 02/15/46)(b)	130	93,366
3.38%, 02/01/35 (Call 08/01/34)(b)	745	635,300
3.38%, 02/14/42 (Call 08/14/41)	690	531,138
3.50%, 02/14/53 (Call 08/14/52)(b)	1,655	1,187,782
3.55%, 08/15/39 (Call 02/15/39)	757	613,989
3.55%, 05/20/61 (Call 11/20/60)(b)	868	594,167
3.60%, 09/15/37 (Call 03/15/37)	872	730,901
3.70%, 03/01/29 (Call 12/01/28)	1,346	1,275,354
3.75%, 07/15/25 (Call 05/15/25)	732	719,375
3.75%, 02/05/70 (Call 08/05/69)	820	576,068
3.80%, 10/01/51 (Call 04/01/51)	1,545	1,181,182
3.80%, 04/06/71 (Call 10/06/70)	875	616,951
3.84%, 03/20/60 (Call 09/20/59)	2,427	1,776,138
3.85%, 02/14/72 (Call 08/14/71)	605	430,641
3.88%, 02/01/55 (Call 08/01/54)	675	512,206
3.95%, 09/10/28 (Call 06/10/28)	1,701	1,642,367
3.95%, 08/15/59 (Call 02/15/59)	660	496,875
4.00%, 04/15/47 (Call 10/15/46)	705	560,955
4.05%, 11/15/45 (Call 05/15/45)	635	515,348
4.05%, 03/01/46 (Call 09/01/45)	778	627,069
4.10%, 09/15/67 (Call 03/15/67)	672	505,424
4.30%, 03/01/49 (Call 09/01/48)	828	686,601
4.50%, 01/20/33 (Call 10/20/32)(b)	1,330	1,272,833
4.50%, 09/10/48 (Call 03/10/48)	515	443,671
4.75%, 02/21/26 (Call 01/21/26)	835	829,370
4.95%, 09/09/52 (Call 03/09/52)(b)	761	705,851
4.95%, 05/15/53 (Call 11/15/52)	770	715,242
5.15%, 01/20/63 (Call 07/20/62)(b)	230	212,195
6.63%, 02/01/29(b)	247	264,109
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	938	881,513
2.50%, 09/01/29 (Call 06/01/29)	979	869,221
3.05%, 11/15/27 (Call 08/15/27)	1,571	1,475,033
3.40%, 03/15/29 (Call 12/15/28)	1,294	1,212,429
3.40%, 11/15/46 (Call 05/15/46)(b)	810	604,214
3.40%, 09/01/49 (Call 03/01/49)	913	653,406
3.63%, 10/01/42	406	321,386
3.75%, 11/15/47 (Call 05/15/47)	1,775	1,361,763
4.25%, 03/15/49 (Call 09/15/48)	599	495,956
4.45%, 04/01/30 (Call 01/01/30)	1,172	1,141,794
4.88%, 03/03/33 (Call 12/03/32)(b)	1,305	1,280,767
4.88%, 11/15/40 (Call 05/15/40)	874	819,323
5.05%, 03/03/53 (Call 09/03/52)(b)	1,360	1,269,182
5.15%, 05/22/34 (Call 02/22/34)	1,075	1,069,967
5.20%, 04/01/40 (Call 10/01/39)	942	921,867
5.30%, 04/01/50 (Call 10/01/49)(b)	1,730	1,674,880
5.50%, 05/22/54 (Call 11/22/53)(b)	1,075	1,064,212

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.60%, 05/22/64 (Call 11/22/63)	$1,075	$1,064,031
6.20%, 01/15/38	2,099	2,277,137
United Parcel Service of America Inc., 7.62%,
04/01/30(b)(c)	1,120	1,257,195
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(b)	2,040	1,872,536
1.50%, 09/22/28 (Call 07/22/28)	1,880	1,649,320
1.80%, 09/22/31 (Call 06/22/31)	2,315	1,894,996
3.95%, 09/09/27 (Call 08/09/27)(b)	940	915,972
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(a)	1,225	1,221,303
		193,900,396
Trucking & Leasing — 0.3%
DAE Funding LLC, 3.38%, 03/20/28
(Call 01/20/28)(a)	725	663,240
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	475	375,721
3.10%, 06/01/51 (Call 12/01/50)(b)	440	276,653
3.25%, 09/15/26 (Call 06/15/26)	908	865,236
3.50%, 03/15/28 (Call 12/15/27)(b)	258	241,312
3.50%, 06/01/32 (Call 03/01/32)	551	475,869
3.85%, 03/30/27 (Call 12/30/26)	456	437,424
4.00%, 06/30/30 (Call 03/30/30)	645	595,365
4.50%, 03/30/45 (Call 09/30/44)(b)	185	148,368
4.55%, 11/07/28 (Call 08/07/28)(b)	375	364,929
4.70%, 04/01/29 (Call 01/01/29)	695	678,403
4.90%, 03/15/33 (Call 12/15/32)	570	540,654
5.20%, 03/15/44 (Call 09/15/43)(b)	290	263,963
5.40%, 03/15/27 (Call 02/15/27)	125	124,988
5.45%, 09/15/33 (Call 06/15/33)(b)	425	416,625
6.05%, 03/15/34 (Call 12/15/33)(b)	495	502,985
6.90%, 05/01/34 (Call 02/01/34)	1,385	1,499,965
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)	937	878,917
1.70%, 06/15/26 (Call 05/15/26)(a)	1,297	1,198,442
3.35%, 11/01/29 (Call 08/01/29)(a)	643	578,136
3.40%, 11/15/26 (Call 08/15/26)(a)	1,038	987,685
4.00%, 07/15/25 (Call 06/15/25)(a)	694	681,145
4.20%, 04/01/27 (Call 01/01/27)(a)	957	925,187
4.40%, 07/01/27 (Call 06/01/27)(a)	672	654,060
4.45%, 01/29/26 (Call 11/29/25)(a)	817	800,438
5.35%, 01/12/27 (Call 12/12/26)(a)	570	568,759
5.35%, 03/30/29 (Call 02/28/29)(a)	460	457,572
5.55%, 05/01/28 (Call 04/01/28)(a)	835	838,056
5.70%, 02/01/28 (Call 01/01/28)(a)	1,225	1,232,340
5.75%, 05/24/26 (Call 04/24/26)(a)(b)	715	717,382
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	1,025	1,037,662
6.05%, 08/01/28 (Call 07/01/28)(a)	1,525	1,556,496
6.20%, 06/15/30 (Call 04/15/30)(a)(b)	640	662,942
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	1,225	1,123,391
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	865	763,068
5.30%, 04/03/29 (Call 03/03/29)(a)	1,000	987,891
5.45%, 05/03/28 (Call 04/03/28)(a)(b)	750	746,971
5.55%, 04/03/34 (Call 01/03/34)(a)(b)	1,150	1,124,865
5.70%, 07/25/33 (Call 04/25/33)(a)	1,200	1,188,749
		28,181,854
Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$620	$566,284
3.38%, 01/20/27 (Call 12/20/26)(b)	527	485,744
		1,052,028
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	780	645,843
2.80%, 05/01/30 (Call 02/01/30)	960	839,714
2.95%, 09/01/27 (Call 06/01/27)(b)	977	913,970
3.00%, 12/01/26 (Call 09/01/26)(b)	525	495,632
3.25%, 06/01/51 (Call 12/01/50)(b)	670	459,932
3.45%, 06/01/29 (Call 03/01/29)	916	847,886
3.45%, 05/01/50 (Call 11/01/49)	779	549,829
3.75%, 09/01/28 (Call 06/01/28)	647	614,604
3.75%, 09/01/47 (Call 03/01/47)	886	671,309
4.00%, 12/01/46 (Call 06/01/46)	596	474,176
4.15%, 06/01/49 (Call 12/01/48)	798	642,916
4.20%, 09/01/48 (Call 03/01/48)	822	670,262
4.30%, 12/01/42 (Call 06/01/42)	456	388,720
4.30%, 09/01/45 (Call 03/01/45)	331	279,023
4.45%, 06/01/32 (Call 03/01/32)(b)	720	684,673
5.15%, 03/01/34 (Call 12/01/33)	675	666,212
5.45%, 03/01/54 (Call 09/01/53)	790	762,615
6.59%, 10/15/37	799	880,206
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	830	680,266
2.70%, 04/15/30 (Call 01/15/30)(b)	819	703,022
3.35%, 04/15/50 (Call 10/15/49)	497	332,551
3.57%, 05/01/29 (Call 02/01/29)(b)	905	834,376
4.28%, 05/01/49 (Call 11/01/48)	806	633,610
5.30%, 05/01/52 (Call 11/01/51)	685	623,885
5.38%, 01/15/34 (Call 10/15/33)	390	380,463
United Utilities PLC, 6.88%, 08/15/28	330	347,497
		16,023,192

Total Corporate Bonds & Notes — 98.3%
(Cost: $11,654,109,854)		10,703,169,617

Foreign Government Obligations(g)

Japan — 0.0%
Development Bank of Japan Inc.
4.38%, 09/22/25(a)	120	118,381
5.13%, 09/01/26(a)	25	25,005
		143,386
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25 (Call 08/15/25)(a)	905	865,551

South Korea — 0.2%
Korea Electric Power Corp.
1.13%, 06/15/25(a)	632	604,165
3.63%, 06/14/25(a)	200	196,186
4.00%, 06/14/27(a)	140	135,180
4.88%, 01/31/27(a)(b)	955	945,893
5.13%, 04/23/34(a)(b)	435	429,753
5.38%, 04/06/26(a)	115	114,903
5.38%, 07/31/26(a)	395	395,078
5.50%, 04/06/28(a)	155	156,421
7.00%, 02/01/27(b)	1,275	1,329,449

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea Gas Corp.
1.13%, 07/13/26(a)	$930	$852,851
2.00%, 07/13/31(a)	625	507,077
2.25%, 07/18/26(a)	150	140,733
3.13%, 07/20/27(a)	1,706	1,600,023
3.50%, 07/02/26(a)	715	689,544
3.88%, 07/13/27(a)(b)	1,980	1,904,748
4.88%, 07/05/28(a)	10	9,928
Korea Housing Finance Corp.
4.63%, 02/24/28(a)	695	685,659
4.63%, 02/24/33(a)	683	652,213
4.88%, 08/27/27(a)	110	109,386
5.38%, 11/15/26(a)(b)	1,270	1,275,264
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	585	540,380
3.13%, 07/25/27(a)	1,170	1,094,395
4.25%, 07/27/27(a)	80	77,403
5.00%, 07/18/28(a)	120	118,852
Korea National Oil Corp.
0.88%, 10/05/25(a)	647	608,516
1.25%, 04/07/26(a)	1,000	927,633
2.38%, 04/07/31(a)	970	811,974
2.50%, 10/24/26(a)	143	133,885
2.63%, 04/18/32(a)	500	414,950
3.25%, 10/01/25(a)	450	437,065
3.38%, 03/27/27(a)	500	475,239
4.88%, 04/03/29(a)	1,000	983,165
		19,357,911
Total Foreign Government Obligations — 0.2%
(Cost: $21,155,090)		20,366,848

Total Long-Term Investments — 98.5%
(Cost: $11,675,264,944)		10,723,536,465

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(h)(i)(j)	940,094,627	$940,376,656
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(h)(i)	14,330,000	14,330,000

Total Short-Term Securities — 8.8%
(Cost: $954,446,425)		954,706,656

Total Investments — 107.3%
(Cost: $12,629,711,369)		11,678,243,121

Liabilities in Excess of Other Assets — (7.3)%		(796,167,185)

Net Assets — 100.0%		$10,882,075,936

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Zero-coupon bond.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,213,303,118	$—	$(272,743,877	)(a)	$(46,127)	$(136,458)	$940,376,656	940,094,627	$801,638	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,600,000	—	(270,000	)(a)	—	—	14,330,000	14,330,000	511,707		—
					$(46,127)	$(136,458)	$954,706,656		$1,313,345		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,703,169,617	$—	$10,703,169,617
Foreign Government Obligations	—	20,366,848	—	20,366,848
Short-Term Securities
Money Market Funds	954,706,656	—	—	954,706,656
	$954,706,656	$10,723,536,465	$—	$11,678,243,121

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company